MainStay VP Balanced Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 31.5%
Asset-Backed Securities 3.9%
Automobile Asset-Backed Securities 0.3%
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	$ 600,000	$ 678,555
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A
1.35%, due 5/25/33 (a)	500,000	507,219
		1,185,774
Other Asset-Backed Securities 3.6%
522 Funding CLO Ltd.
Series 2021-7A, Class A
1.269% (3 Month LIBOR + 1.07%), due 4/23/34 (a)(b)	400,000	400,041
AIMCO CLO
Series 2017-AA, Class A
1.484% (3 Month LIBOR + 1.26%), due 7/20/29 (a)(b)	250,000	250,000
Apidos CLO XXV
Series 2016-25A, Class A1R
1.394% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	400,000	400,019
Apidos CLO XXXII
Series 2019-32A, Class A1
1.544% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	500,000	500,812
Benefit Street Partners CLO XVIII Ltd.
Series 2019-18A, Class A
1.581% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(b)	250,000	250,246
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	718,125	719,398
Cedar Funding IV CLO Ltd.
Series 2014-4A, Class AR
1.448% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	750,000	750,195
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.51% (3 Month LIBOR + 1.27%), due 10/25/32 (a)(b)	500,000	500,456
Dryden 76 CLO Ltd.
Series 2019-76A, Class A1
1.554% (3 Month LIBOR + 1.33%), due 10/20/32 (a)(b)	250,000	250,716
HPS Loan Management Ltd.
Series 11A-17, Class AR
1.213% (3 Month LIBOR + 1.02%), due 5/6/30 (a)(b)	850,000	847,436
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.274% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	400,000	400,114
Magnetite XXIII Ltd.
Series 2019-23A, Class A
1.518% (3 Month LIBOR + 1.30%), due 10/25/32 (a)(b)	250,000	250,690

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class AR
1.243% (3 Month LIBOR + 1.02%), due 4/19/30 (a)(b)	$ 250,000	$ 249,602
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.563% (3 Month LIBOR + 1.34%), due 1/19/33 (a)(b)	600,000	601,020
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.398% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	350,000	350,028
OHA Credit Funding 6 Ltd.
Series 2020-6A, Class A1
1.874% (3 Month LIBOR + 1.65%), due 7/20/31 (a)(b)	600,000	601,067
Palmer Square CLO Ltd. (a)(b)
Series 2014-1A, Class A1R2
1.353% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	250,017
Series 2015-2A, Class A2R2
1.774% (3 Month LIBOR + 1.55%), due 7/20/30	750,000	750,052
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.408% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	600,000	600,041
SMB Private Education Loan Trust (a)
Series 2020-B, Class A1A
1.29%, due 7/15/53	372,438	373,189
Series 2020-PTB, Class A2A
1.60%, due 9/15/54	500,000	501,989
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.332% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	250,128
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.373% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	348,052
TICP CLO XIII Ltd.
Series 2019-13A, Class A
1.541% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(b)	350,000	350,022
TIF Funding II LLC
Series 2021-1A, Class A
1.65%, due 2/20/46 (a)	596,125	574,206
Treman Park CLO Ltd.
Series 2015-1A, Class ARR
1.294% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	0	—
Triton Container Finance VIII LLC
Series 2020-1A, Class A
2.11%, due 9/20/45 (a)	478,749	475,324
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	875,000	875,535

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Voya CLO Ltd.
Series 2019-1A, Class AR
1.301% (3 Month LIBOR + 1.06%), due 4/15/31 (a)(b)	$ 250,000	$ 250,055
Westcott Park CLO Ltd.
Series 2016-1A, Class AR
1.434% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(b)	400,000	400,077
		13,320,527
Total Asset-Backed Securities (Cost $14,539,969)		14,506,301
Corporate Bonds 14.3%
Aerospace & Defense 0.3%
Boeing Co. (The)
3.10%, due 5/1/26	240,000	254,223
3.25%, due 2/1/28	325,000	336,167
3.625%, due 2/1/31	375,000	392,326
		982,716
Apparel 0.0% ‡
Ralph Lauren Corp.
1.70%, due 6/15/22	150,000	152,379
Auto Manufacturers 1.3%
American Honda Finance Corp.
0.55%, due 7/12/24	275,000	273,012
Daimler Finance North America LLC (a)
1.094% (3 Month LIBOR + 0.90%), due 2/15/22 (b)	550,000	553,684
2.45%, due 3/2/31	250,000	245,345
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	425,000	431,898
3.664%, due 9/8/24	725,000	750,379
General Motors Financial Co., Inc.
1.25%, due 1/8/26	500,000	490,596
4.35%, due 4/9/25	600,000	658,092
5.20%, due 3/20/23	175,000	189,786
Hyundai Capital America (a)
1.80%, due 1/10/28	200,000	191,245
2.375%, due 10/15/27	325,000	325,989
Nissan Motor Co. Ltd.
4.81%, due 9/17/30 (a)	275,000	301,616
Volkswagen Group of America Finance LLC
1.25%, due 11/24/25 (a)	300,000	296,409
		4,708,051
Banks 3.1%
Australia & New Zealand Banking Group Ltd.
3.70%, due 11/16/25	275,000	305,477

	Principal Amount	Value
Corporate Bonds
Banks
Banco Santander SA
1.849%, due 3/25/26	$ 600,000	$ 598,850
Bank of America Corp.
4.45%, due 3/3/26	2,130,000	2,394,156
BNP Paribas SA
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (a)(b)	435,000	409,118
BPCE SA
1.00%, due 1/20/26 (a)	350,000	341,531
Citigroup, Inc.
4.60%, due 3/9/26	805,000	908,351
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (c)	450,000	445,971
JPMorgan Chase & Co. (c)
1.04%, due 2/4/27	930,000	907,062
2.956%, due 5/13/31	450,000	458,321
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	430,000	429,814
Mizuho Financial Group, Inc.
0.817% (3 Month LIBOR + 0.63%), due 5/25/24 (b)	605,000	607,783
Morgan Stanley
3.625%, due 1/20/27	300,000	329,175
4.35%, due 9/8/26	695,000	785,249
National Securities Clearing Corp.
0.75%, due 12/7/25 (a)	600,000	585,350
Societe Generale SA
1.488% (1 Year Treasury Constant Maturity Rate + 1.10%), due 12/14/26 (a)(b)	525,000	515,875
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)(b)	200,000	198,870
Truist Bank
1.50%, due 3/10/25	400,000	406,392
Truist Financial Corp.
1.267%, due 3/2/27 (c)	325,000	321,118
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	475,000	468,086
		11,416,549
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	660,000	771,242
Diageo Capital plc
2.125%, due 4/29/32	325,000	313,827
		1,085,069
Building Materials 0.2%
Owens Corning
3.95%, due 8/15/29	600,000	660,280

	Principal Amount	Value
Corporate Bonds
Chemicals 0.3%
EI du Pont de Nemours and Co.
1.70%, due 7/15/25	$ 150,000	$ 152,499
LYB International Finance III LLC
1.25%, due 10/1/25	150,000	148,107
NewMarket Corp.
4.10%, due 12/15/22	475,000	502,038
Nutrien Ltd.
3.625%, due 3/15/24	175,000	187,979
Nutrition & Biosciences, Inc.
1.832%, due 10/15/27 (a)	250,000	244,443
		1,235,066
Diversified Financial Services 1.4%
Air Lease Corp.
0.70%, due 2/15/24	1,000,000	987,765
Aircastle Ltd.
2.85%, due 1/26/28 (a)	450,000	430,525
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	252,122
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	425,000	414,079
Charles Schwab Corp. (The)
0.75%, due 3/18/24	1,250,000	1,256,730
GE Capital Funding LLC
4.05%, due 5/15/27 (a)	1,215,000	1,353,830
LSEGA Financing plc
2.00%, due 4/6/28 (a)	400,000	395,584
		5,090,635
Electric 1.2%
Berkshire Hathaway Energy Co.
1.65%, due 5/15/31	425,000	395,102
Commonwealth Edison Co
3.10%, due 11/1/24	225,000	240,195
DTE Electric Co.
2.65%, due 6/15/22	450,000	459,758
DTE Energy Co.
Series F
1.05%, due 6/1/25	225,000	222,066
Entergy Arkansas LLC
3.70%, due 6/1/24	450,000	488,378
Entergy Corp.
4.00%, due 7/15/22	875,000	908,763
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	600,000	650,399
Pinnacle West Capital Corp.
1.30%, due 6/15/25	525,000	521,922

	Principal Amount	Value
Corporate Bonds
Electric
Southern California Edison Co.
Series 20C
1.20%, due 2/1/26	$ 350,000	$ 344,925
Tampa Electric Co.
2.40%, due 3/15/31	200,000	198,717
		4,430,225
Electrical Components & Equipment 0.1%
Emerson Electric Co.
1.80%, due 10/15/27	350,000	351,367
Electronics 0.1%
Flex Ltd.
3.75%, due 2/1/26	250,000	268,249
Food 0.1%
Conagra Brands, Inc.
4.85%, due 11/1/28	400,000	465,529
Forest Products & Paper 0.0% ‡
Georgia-Pacific LLC
0.95%, due 5/15/26 (a)	200,000	193,659
Healthcare-Services 0.2%
Fresenius Medical Care U.S. Finance III, Inc.
2.375%, due 2/16/31 (a)	850,000	810,877
Insurance 0.1%
Guardian Life Global Funding
1.25%, due 11/19/27 (a)	525,000	507,145
Investment Companies 0.1%
Blackstone Secured Lending Fund
2.75%, due 9/16/26 (a)	225,000	223,551
Iron & Steel 0.4%
Nucor Corp.
2.00%, due 6/1/25	250,000	256,475
Reliance Steel & Aluminum Co.
4.50%, due 4/15/23	825,000	879,849
Steel Dynamics, Inc.
2.40%, due 6/15/25	225,000	234,506
		1,370,830

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.3%
CNH Industrial Capital LLC
1.95%, due 7/2/23	$ 275,000	$ 282,391
4.375%, due 4/5/22	300,000	311,060
Deere & Co.
3.10%, due 4/15/30	400,000	427,827
		1,021,278
Media 0.0% ‡
Discovery Communications LLC
3.625%, due 5/15/30	125,000	133,766
Mining 0.3%
Anglo American Capital plc (a)
2.25%, due 3/17/28	525,000	517,092
5.625%, due 4/1/30	400,000	477,609
		994,701
Miscellaneous—Manufacturing 0.1%
Siemens Financieringsmaatschappij NV
1.70%, due 3/11/28 (a)	425,000	417,222
Oil & Gas 0.2%
Valero Energy Corp.
2.85%, due 4/15/25	575,000	601,131
Oil & Gas Services 0.2%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	800,000	862,545
Packaging & Containers 0.2%
WRKCo, Inc.
3.75%, due 3/15/25	800,000	872,986
Pharmaceuticals 0.6%
AbbVie, Inc.
2.95%, due 11/21/26	825,000	878,362
Bayer US Finance II LLC
4.375%, due 12/15/28 (a)	600,000	677,450
Cigna Corp.
2.375%, due 3/15/31	225,000	221,307
CVS Health Corp.
1.875%, due 2/28/31	440,000	413,284
		2,190,403
Pipelines 0.3%
Energy Transfer Partners LP
5.875%, due 3/1/22	1,000,000	1,033,776

	Principal Amount	Value
Corporate Bonds
Pipelines
Texas Eastern Transmission LP
2.80%, due 10/15/22 (a)	$ 200,000	$ 204,996
		1,238,772
Private Equity 0.1%
Apollo Management Holdings LP
2.65%, due 6/5/30 (a)	400,000	393,052
Real Estate Investment Trusts 1.6%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	775,000	832,748
Corporate Office Properties LP
2.75%, due 4/15/31	205,000	198,230
Crown Castle International Corp.
1.05%, due 7/15/26	1,585,000	1,534,639
Federal Realty Investment Trust
1.25%, due 2/15/26	125,000	123,428
Highwoods Realty LP
3.875%, due 3/1/27	1,175,000	1,271,714
Kimco Realty Corp.
1.90%, due 3/1/28	200,000	195,802
2.80%, due 10/1/26	450,000	475,337
Simon Property Group LP
1.75%, due 2/1/28	325,000	315,370
Spirit Realty LP
2.70%, due 2/15/32	150,000	142,515
3.20%, due 2/15/31	150,000	150,151
VEREIT Operating Partnership LP
3.95%, due 8/15/27	765,000	839,458
		6,079,392
Retail 0.2%
7-Eleven, Inc.
0.95%, due 2/10/26 (a)	675,000	657,518
Advance Auto Parts, Inc.
1.75%, due 10/1/27	125,000	123,153
		780,671
Software 0.1%
Oracle Corp.
2.30%, due 3/25/28	450,000	455,589
Telecommunications 0.9%
AT&T, Inc.
4.35%, due 3/1/29	675,000	763,546
NTT Finance Corp.
1.162%, due 4/3/26 (a)	600,000	592,077

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile US, Inc.
2.55%, due 2/15/31 (a)	$ 700,000	$ 685,783
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	301,257
3.376%, due 2/15/25	6,000	6,508
4.016%, due 12/3/29	787,000	880,300
		3,229,471
Total Corporate Bonds (Cost $51,852,901)		53,223,156
Foreign Government Bonds 0.3%
Colombia 0.1%
Colombia Government Bond
3.875%, due 4/25/27	220,000	235,473
Mexico 0.1%
Mexico Government Bond
3.75%, due 1/11/28	300,000	320,784
Norway 0.0% ‡
Equinor ASA
1.75%, due 1/22/26	200,000	204,687
Philippines 0.0% ‡
Philippine Government Bond
3.00%, due 2/1/28	200,000	211,684
Poland 0.0% ‡
Poland Government Bond
5.00%, due 3/23/22	50,000	52,187
United States 0.1%
Thirax 1 LLC
0.968%, due 1/14/33	225,000	223,095
Total Foreign Government Bonds (Cost $1,175,149)		1,247,910
Mortgage-Backed Securities 1.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.0%
BANK
Series 2018-BN14, Class A2
4.128%, due 9/15/60	400,000	420,096

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Benchmark Mortgage Trust
Series 2018-B1, Class A2
3.571%, due 1/15/51	$ 200,000	$ 207,573
Series 2018-B2, Class A2
3.662%, due 2/15/51	150,000	156,065
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	514,225
CLNY Trust
Series 2019-IKPR, Class B
1.584% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(b)	1,250,000	1,246,865
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	750,000	757,226
UBS Commercial Mortgage Trust
Series 2018-C8, Class A2
3.713%, due 2/15/51	500,000	521,496
		3,823,546
Whole Loan (Collateralized Mortgage Obligations) 0.1%
Sequoia Mortgage Trust (a)
Series 2020-1, Class A1
3.50%, due 2/25/50 (d)	91,284	93,281
Series 2020-2, Class A1
3.50%, due 3/25/50	46,009	46,975
		140,256
Total Mortgage-Backed Securities (Cost $3,928,477)		3,963,802
U.S. Government & Federal Agencies 11.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.1%
FFCB
0.68%, due 1/13/27	625,000	608,930
0.75%, due 4/5/27	450,000	434,689
0.90%, due 8/19/27	725,000	701,825
0.98%, due 4/27/27	500,000	486,887
1.14%, due 8/20/29	800,000	759,183
1.23%, due 9/10/29	1,000,000	955,376
1.23%, due 7/29/30	725,000	688,356
1.25%, due 6/24/30	925,000	879,054
1.26%, due 10/15/30	600,000	567,649
1.62%, due 4/6/28	425,000	424,308
1.67%, due 3/3/31	650,000	638,725
2.03%, due 1/21/28	850,000	889,678
FHLB
0.375%, due 9/4/25	730,000	716,560
0.90%, due 2/26/27	625,000	613,766

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLB
1.00%, due 7/28/28	$ 600,000	$ 578,561
1.50%, due 9/11/29	600,000	582,056
2.50%, due 12/10/27	825,000	882,788
3.00%, due 3/10/28	300,000	332,066
3.125%, due 9/12/25	800,000	880,918
3.25%, due 6/9/28	800,000	898,831
FHLMC
0.375%, due 7/21/25	30,000	29,526
0.375%, due 9/23/25	175,000	171,826
0.625%, due 12/17/25	725,000	718,625
0.85%, due 12/30/27	325,000	312,922
0.90%, due 11/23/27	600,000	581,024
1.30%, due 8/12/30	578,000	548,403
1.42%, due 12/30/30	725,000	692,923
FNMA
0.50%, due 6/17/25	650,000	643,773
0.75%, due 10/8/27	650,000	625,897
0.875%, due 8/5/30	1,225,000	1,132,655
		18,977,780
United States Treasury Notes 6.8%
U.S. Treasury Notes
0.125%, due 3/31/23	16,285,000	16,274,186
0.25%, due 3/15/24	8,600,000	8,577,156
1.125%, due 2/15/31	775,000	732,254
		25,583,596
Total U.S. Government & Federal Agencies (Cost $44,817,556)		44,561,376
Total Long-Term Bonds (Cost $116,314,052)		117,502,545

	Shares
Common Stocks 61.4%
Aerospace & Defense 1.0%
Boeing Co. (The) (e)	2,623	668,131
General Dynamics Corp.	3,406	618,393
Huntington Ingalls Industries, Inc.	2,535	521,830
L3Harris Technologies, Inc.	3,076	623,444
Northrop Grumman Corp.	1,925	623,007
Raytheon Technologies Corp.	7,782	601,315
		3,656,120
Air Freight & Logistics 0.3%
FedEx Corp.	2,339	664,369

	Shares	Value
Common Stocks
Air Freight & Logistics
United Parcel Service, Inc., Class B	3,638	$ 618,424
		1,282,793
Airlines 0.0% ‡
Southwest Airlines Co.	1,917	117,052
Auto Components 0.2%
Aptiv plc (e)	4,266	588,281
Automobiles 0.6%
Ford Motor Co. (e)	120,881	1,480,792
General Motors Co.	10,696	614,592
		2,095,384
Banks 3.0%
Bank of America Corp.	15,844	613,004
Bank OZK	6,218	254,005
Citigroup, Inc.	8,140	592,185
Comerica, Inc.	10,302	739,065
Fifth Third Bancorp	30,037	1,124,886
First Hawaiian, Inc.	20,698	566,504
First Republic Bank	309	51,526
JPMorgan Chase & Co.	3,847	585,629
PacWest Bancorp	17,500	667,625
PNC Financial Services Group, Inc. (The)	3,288	576,748
Popular, Inc.	9,230	649,054
Prosperity Bancshares, Inc.	3,637	272,375
Signature Bank	3,742	846,066
SVB Financial Group (e)	1,325	654,100
Synovus Financial Corp.	15,644	715,713
Truist Financial Corp.	9,845	574,160
U.S. Bancorp	10,880	601,773
Umpqua Holdings Corp.	34,127	598,929
Wells Fargo & Co.	15,213	594,372
		11,277,719
Beverages 0.7%
Coca-Cola Co. (The)	11,385	600,103
Constellation Brands, Inc., Class A	2,666	607,848
Keurig Dr Pepper, Inc.	18,110	622,441
PepsiCo, Inc.	4,450	629,453
		2,459,845
Biotechnology 0.7%
AbbVie, Inc.	5,542	599,755
Alkermes plc (e)	10,039	187,528
Biogen, Inc. (e)	2,178	609,295
Exelixis, Inc. (e)	9,452	213,521

	Shares	Value
Common Stocks
Biotechnology
Gilead Sciences, Inc.	9,085	$ 587,164
United Therapeutics Corp. (e)	1,611	269,472
		2,466,735
Building Products 0.9%
Johnson Controls International plc	24,453	1,459,110
Masco Corp.	8,002	479,320
Trane Technologies plc	8,423	1,394,512
		3,332,942
Capital Markets 3.4%
Ameriprise Financial, Inc.	5,024	1,167,829
Bank of New York Mellon Corp. (The)	12,880	609,095
BlackRock, Inc.	842	634,834
Cboe Global Markets, Inc.	2,052	202,512
Charles Schwab Corp. (The)	9,122	594,572
CME Group, Inc.	2,749	561,428
Evercore, Inc., Class A	4,962	653,694
Goldman Sachs Group, Inc. (The)	1,760	575,520
Intercontinental Exchange, Inc.	5,168	577,162
Lazard Ltd., Class A	17,000	739,670
LPL Financial Holdings, Inc.	5,865	833,768
Morgan Stanley	7,251	563,113
Northern Trust Corp.	8,228	864,845
Raymond James Financial, Inc.	7,531	922,999
S&P Global, Inc.	1,717	605,878
State Street Corp.	14,455	1,214,365
T. Rowe Price Group, Inc.	6,503	1,115,915
Virtu Financial, Inc., Class A	3,634	112,836
		12,550,035
Chemicals 1.9%
Air Products and Chemicals, Inc.	2,204	620,073
Cabot Corp.	8,503	445,897
CF Industries Holdings, Inc.	16,311	740,193
Corteva, Inc.	1,694	78,974
Dow, Inc.	9,266	592,468
DuPont de Nemours, Inc.	7,817	604,098
Ecolab, Inc.	2,781	595,329
Element Solutions, Inc.	28,081	513,602
International Flavors & Fragrances, Inc.	428	59,753
Linde plc	2,319	649,645
LyondellBasell Industries NV, Class A	5,226	543,765
Mosaic Co. (The)	4,989	157,702
Olin Corp.	20,177	766,121
PPG Industries, Inc.	1,922	288,800
RPM International, Inc.	2,453	225,308
		6,881,728

	Shares	Value
Common Stocks
Commercial Services & Supplies 0.5%
Clean Harbors, Inc. (e)	7,128	$ 599,180
Republic Services, Inc.	7,051	700,517
Waste Management, Inc.	4,830	623,166
		1,922,863
Communications Equipment 0.2%
Cisco Systems, Inc.	12,374	639,860
Construction & Engineering 0.3%
AECOM (e)	3,890	249,388
Quanta Services, Inc.	9,346	822,261
		1,071,649
Consumer Finance 1.1%
American Express Co.	3,913	553,455
Capital One Financial Corp.	4,570	581,441
Discover Financial Services	11,620	1,103,784
SLM Corp.	42,637	766,187
Synchrony Financial	26,345	1,071,187
		4,076,054
Distributors 0.2%
Genuine Parts Co.	41	4,739
LKQ Corp. (e)	17,095	723,632
		728,371
Diversified Consumer Services 0.3%
Graham Holdings Co., Class B	1,087	611,372
H&R Block, Inc.	30,827	672,029
		1,283,401
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B (e)	2,283	583,238
Jefferies Financial Group, Inc.	23,160	697,116
		1,280,354
Diversified Telecommunication Services 0.3%
AT&T, Inc.	19,607	593,504
Verizon Communications, Inc.	10,358	602,318
		1,195,822
Electric Utilities 2.1%
American Electric Power Co., Inc.	7,310	619,157
Duke Energy Corp.	6,520	629,376
Entergy Corp.	10,037	998,380
Evergy, Inc.	12,891	767,401
Exelon Corp.	14,456	632,305
FirstEnergy Corp.	46	1,596
Hawaiian Electric Industries, Inc.	16,141	717,145

	Shares	Value
Common Stocks
Electric Utilities
NextEra Energy, Inc.	8,295	$ 627,185
NRG Energy, Inc.	16,215	611,792
OGE Energy Corp.	20,921	677,004
PPL Corp.	34,580	997,287
Southern Co. (The)	9,865	613,208
Xcel Energy, Inc.	1,008	67,042
		7,958,878
Electrical Equipment 0.7%
Eaton Corp. plc	4,219	583,403
Emerson Electric Co.	6,387	576,235
GrafTech International Ltd.	47,851	585,218
Regal Beloit Corp.	5,043	719,535
		2,464,391
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc. (e)	7,350	814,527
Avnet, Inc.	17,170	712,727
Corning, Inc.	552	24,018
FLIR Systems, Inc.	12,540	708,134
Jabil, Inc.	16,575	864,552
SYNNEX Corp.	6,591	756,910
Vontier Corp. (e)	17,998	544,799
		4,425,667
Energy Equipment & Services 0.3%
Halliburton Co.	3,915	84,016
NOV, Inc.	28,536	391,514
Schlumberger NV	19,781	537,845
		1,013,375
Entertainment 1.0%
Activision Blizzard, Inc.	6,589	612,777
Electronic Arts, Inc.	4,623	625,815
Lions Gate Entertainment Corp., Class B (e)	42,390	546,831
Take-Two Interactive Software, Inc. (e)	3,530	623,751
Walt Disney Co. (The) (e)	2,911	537,138
Zynga, Inc., Class A (e)	58,255	594,784
		3,541,096
Equity Real Estate Investment Trusts 3.5%
Alexandria Real Estate Equities, Inc.	2,597	426,687
American Homes 4 Rent, Class A	5,450	181,703
Apple Hospitality REIT, Inc.	4,692	68,362
AvalonBay Communities, Inc.	2,729	503,528
Boston Properties, Inc.	3,109	314,817
Brandywine Realty Trust	3,366	43,455
Brixmor Property Group, Inc.	7,792	157,632
Brookfield Property REIT, Inc., Class A	11,304	202,907

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
Camden Property Trust	1,828	$ 200,916
Crown Castle International Corp.	4,007	689,725
CubeSmart	3,745	141,673
Digital Realty Trust, Inc.	4,446	626,175
Duke Realty Corp.	7,362	308,689
Empire State Realty Trust, Inc., Class A	7,794	86,747
Equity Commonwealth	2,331	64,802
Equity LifeStyle Properties, Inc.	1,989	126,580
Equity Residential	7,129	510,650
Essex Property Trust, Inc.	1,328	361,004
Extra Space Storage, Inc.	723	95,834
Federal Realty Investment Trust	1,458	147,914
Gaming and Leisure Properties, Inc.	4,296	182,279
Healthcare Trust of America, Inc., Class A	4,214	116,222
Healthpeak Properties, Inc.	10,458	331,937
Host Hotels & Resorts, Inc.	25,452	428,866
Invitation Homes, Inc.	10,881	348,083
Iron Mountain, Inc.	2,366	87,566
Kimco Realty Corp.	8,252	154,725
Life Storage, Inc.	1,404	120,674
Medical Properties Trust, Inc.	8,167	173,794
Mid-America Apartment Communities, Inc.	3,595	518,974
National Retail Properties, Inc.	2,233	98,408
Paramount Group, Inc.	3,780	38,291
Park Hotels & Resorts, Inc.	4,556	98,318
Prologis, Inc.	6,128	649,568
Public Storage	2,466	608,510
Realty Income Corp.	6,818	432,943
Regency Centers Corp.	3,266	185,215
SBA Communications Corp.	2,423	672,504
Simon Property Group, Inc.	3,155	358,944
SL Green Realty Corp.	2,988	209,130
Spirit Realty Capital, Inc.	2,171	92,268
STORE Capital Corp.	1,076	36,046
Sun Communities, Inc.	725	108,779
UDR, Inc.	3,390	148,685
Ventas, Inc.	3,735	199,225
VICI Properties, Inc.	3,810	107,594
Weingarten Realty Investors	2,350	63,239
Welltower, Inc.	5,619	402,489
Weyerhaeuser Co.	14,931	531,544
WP Carey, Inc.	1,754	124,113
		12,888,733
Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A	32,279	615,560
Costco Wholesale Corp.	1,888	665,482
Kroger Co. (The)	32,666	1,175,649

	Shares	Value
Common Stocks
Food & Staples Retailing
Sysco Corp.	7,193	$ 566,377
Walgreens Boots Alliance, Inc.	12,134	666,157
Walmart, Inc.	4,596	624,275
		4,313,500
Food Products 1.1%
Archer-Daniels-Midland Co.	735	41,895
Bunge Ltd.	1,505	119,301
General Mills, Inc.	10,187	624,667
Ingredion, Inc.	7,839	704,883
Kraft Heinz Co. (The)	15,200	608,000
Mondelez International, Inc., Class A	10,666	624,281
Seaboard Corp.	115	424,349
Tyson Foods, Inc., Class A	13,851	1,029,129
		4,176,505
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	5,092	610,225
Baxter International, Inc.	7,508	633,225
Becton Dickinson and Co.	2,389	580,885
Boston Scientific Corp. (e)	14,890	575,499
Danaher Corp.	2,768	623,021
Hill-Rom Holdings, Inc.	6,896	761,870
Hologic, Inc. (e)	9,204	684,594
ICU Medical, Inc. (e)	3,232	663,982
Medtronic plc	5,040	595,375
Stryker Corp.	2,493	607,245
Zimmer Biomet Holdings, Inc.	325	52,026
		6,387,947
Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	7,069	834,637
Anthem, Inc.	1,731	621,342
Centene Corp. (e)	9,526	608,807
Cigna Corp.	2,495	603,141
CVS Health Corp.	8,195	616,510
DaVita, Inc. (e)	2,381	256,600
HCA Healthcare, Inc.	3,109	585,549
Henry Schein, Inc. (e)	6,611	457,746
Humana, Inc.	1,467	615,040
Laboratory Corp. of America Holdings (e)	2,849	726,580
McKesson Corp.	4,215	822,094
Molina Healthcare, Inc. (e)	1,696	396,457
UnitedHealth Group, Inc.	1,679	624,706
Universal Health Services, Inc., Class B	6,077	810,611
		8,579,820
Health Care Technology 0.1%
Change Healthcare, Inc. (e)	19,110	422,331

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	3,271	$ 464,482
Extended Stay America, Inc.	39,104	772,304
Hilton Worldwide Holdings, Inc. (e)	694	83,918
Las Vegas Sands Corp.	9,296	564,825
Marriott International, Inc., Class A (e)	3,906	578,518
McDonald's Corp.	2,812	630,282
Starbucks Corp.	5,596	611,475
Travel + Leisure Co.	11,320	692,331
Yum! Brands, Inc.	5,645	610,676
		5,008,811
Household Durables 0.7%
Lennar Corp.
Class A	6,780	686,339
Class B	7,876	648,510

Mohawk Industries, Inc. (e)	4,060	780,779
PulteGroup, Inc.	11,276	591,313
		2,706,941
Household Products 0.5%
Colgate-Palmolive Co.	7,692	606,360
Kimberly-Clark Corp.	4,413	613,628
Procter & Gamble Co. (The)	4,616	625,145
		1,845,133
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	27,345	733,119
Vistra Corp.	42,678	754,547
		1,487,666
Industrial Conglomerates 0.6%
3M Co.	3,201	616,769
General Electric Co.	41,479	544,619
Honeywell International, Inc.	2,830	614,308
Roper Technologies, Inc.	1,527	615,900
		2,391,596
Insurance 2.4%
Aflac, Inc.	11,580	592,664
Allstate Corp. (The)	5,193	596,676
American International Group, Inc.	12,543	579,612
American National Group, Inc.	5,558	599,542
Chubb Ltd.	3,394	536,150
Fidelity National Financial, Inc.	19,637	798,441
First American Financial Corp.	13,542	767,154
Hartford Financial Services Group, Inc. (The)	18,044	1,205,159
Marsh & McLennan Cos., Inc.	5,010	610,218
MetLife, Inc.	9,737	591,912
Progressive Corp. (The)	6,458	617,449

	Shares	Value
Common Stocks
Insurance
Prudential Financial, Inc.	1,470	$ 133,917
Travelers Cos., Inc. (The)	3,775	567,760
Unum Group	24,347	677,577
		8,874,231
Interactive Media & Services 0.4%
Alphabet, Inc. (e)
Class A	293	604,318
Class C	291	601,971

Twitter, Inc. (e)	6,177	393,043
		1,599,332
Internet & Direct Marketing Retail 0.4%
eBay, Inc.	10,993	673,211
Expedia Group, Inc.	230	39,588
Qurate Retail, Inc., Series A	56,080	659,501
		1,372,300
IT Services 1.8%
Alliance Data Systems Corp.	6,091	682,740
Amdocs Ltd.	10,273	720,651
Automatic Data Processing, Inc.	3,258	614,035
Cognizant Technology Solutions Corp., Class A	8,091	632,069
Concentrix Corp. (e)	4,940	739,617
DXC Technology Co.	26,379	824,608
Fidelity National Information Services, Inc.	4,070	572,283
Fiserv, Inc. (e)	4,840	576,154
Global Payments, Inc.	2,892	582,969
International Business Machines Corp.	4,713	628,054
Twilio, Inc., Class A (e)	457	155,727
Western Union Co. (The)	2,873	70,848
		6,799,755
Leisure Products 0.2%
Peloton Interactive, Inc., Class A (e)	1,639	184,289
Polaris, Inc.	5,193	693,266
		877,555
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	10,872	1,382,266
Bruker Corp.	11,356	729,964
Charles River Laboratories International, Inc. (e)	1,909	553,285
IQVIA Holdings, Inc. (e)	5,540	1,069,996
PPD, Inc. (e)	18,155	686,985
PRA Health Sciences, Inc. (e)	4,351	667,139
Thermo Fisher Scientific, Inc.	1,337	610,180
Waters Corp. (e)	1,097	311,734
		6,011,549

	Shares	Value
Common Stocks
Machinery 2.7%
AGCO Corp.	5,715	$ 820,960
Caterpillar, Inc.	2,653	615,151
Crane Co.	6,958	653,426
Cummins, Inc.	4,967	1,286,999
Deere & Co.	1,663	622,195
Dover Corp.	5,974	819,214
Gates Industrial Corp. plc (e)	35,629	569,708
Illinois Tool Works, Inc.	2,756	610,509
Oshkosh Corp.	6,177	732,963
Otis Worldwide Corp.	5,219	357,240
PACCAR, Inc.	12,591	1,169,956
Parker-Hannifin Corp.	4,558	1,437,730
Timken Co. (The)	4,110	333,609
		10,029,660
Media 1.1%
Charter Communications, Inc., Class A (e)	956	589,871
Comcast Corp., Class A	10,575	572,213
Fox Corp.
Class A	10,795	389,807
Class B	18,079	631,500
News Corp.
Class A	32,024	814,370
Class B	8,447	198,167

Omnicom Group, Inc.	10,161	753,438
ViacomCBS, Inc.	3,705	167,096
		4,116,462
Metals & Mining 1.2%
Freeport-McMoRan, Inc.	44,751	1,473,650
Newmont Corp.	10,416	627,772
Nucor Corp.	14,202	1,139,995
Reliance Steel & Aluminum Co.	5,339	813,076
Southern Copper Corp.	8,111	550,494
		4,604,987
Mortgage Real Estate Investment Trusts 0.2%
Annaly Capital Management, Inc.	73,896	635,506
Multiline Retail 0.4%
Dollar Tree, Inc. (e)	2,103	240,709
Kohl's Corp.	10,858	647,245
Target Corp.	3,323	658,187
		1,546,141
Multi-Utilities 0.6%
Consolidated Edison, Inc.	8,990	672,452
Dominion Energy, Inc.	8,169	620,517

	Shares	Value
Common Stocks
Multi-Utilities
DTE Energy Co.	93	$ 12,382
Public Service Enterprise Group, Inc.	3,087	185,868
Sempra Energy	4,781	633,865
WEC Energy Group, Inc.	25	2,340
		2,127,424
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	5,361	561,779
ConocoPhillips	10,011	530,283
Devon Energy Corp.	36,082	788,392
EOG Resources, Inc.	7,883	571,754
EQT Corp. (e)	20,411	379,236
Exxon Mobil Corp.	9,655	539,039
HollyFrontier Corp.	17,681	632,626
Kinder Morgan, Inc.	36,240	603,396
Marathon Oil Corp.	7,737	82,631
Marathon Petroleum Corp.	20,413	1,091,891
Phillips 66	6,606	538,653
Pioneer Natural Resources Co.	684	108,633
Targa Resources Corp.	21,922	696,024
Valero Energy Corp.	7,299	522,608
Williams Cos., Inc. (The)	30,433	720,958
		8,367,903
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	2,101	611,076
Herbalife Nutrition Ltd. (e)	14,742	653,955
Nu Skin Enterprises, Inc., Class A	6,781	358,647
		1,623,678
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	9,726	614,002
Catalent, Inc. (e)	1,247	131,322
Jazz Pharmaceuticals plc (e)	1,168	191,984
Johnson & Johnson	3,733	613,519
Merck & Co., Inc.	7,988	615,795
Perrigo Co. plc	16,879	683,093
Pfizer, Inc.	17,191	622,830
Zoetis, Inc.	4,052	638,109
		4,110,654
Professional Services 1.0%
CACI International, Inc., Class A (e)	2,900	715,314
CoreLogic, Inc.	8,345	661,341
Jacobs Engineering Group, Inc.	1,961	253,498
Leidos Holdings, Inc.	8,415	810,196
ManpowerGroup, Inc.	7,064	698,630
Robert Half International, Inc.	9,553	745,803
		3,884,782

	Shares	Value
Common Stocks
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (e)	14,454	$ 1,143,456
Howard Hughes Corp. (The) (e)	1,182	112,444
Jones Lang LaSalle, Inc.	1,177	210,730
		1,466,630
Road & Rail 1.2%
CSX Corp.	6,353	612,556
JB Hunt Transport Services, Inc.	344	57,816
Knight-Swift Transportation Holdings, Inc.	15,674	753,763
Norfolk Southern Corp.	2,267	608,735
Ryder System, Inc.	9,051	684,708
Schneider National, Inc., Class B	24,325	607,395
Uber Technologies, Inc. (e)	11,059	602,826
Union Pacific Corp.	2,789	614,724
		4,542,523
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. (e)	7,947	623,839
Analog Devices, Inc.	4,082	633,036
Broadcom, Inc.	1,395	646,806
Cirrus Logic, Inc. (e)	2,411	204,429
Entegris, Inc.	2,967	331,711
Intel Corp.	9,821	628,544
Microchip Technology, Inc.	4,320	670,550
Micron Technology, Inc. (e)	6,910	609,531
MKS Instruments, Inc.	2,635	488,582
ON Semiconductor Corp. (e)	942	39,197
Qorvo, Inc. (e)	6,025	1,100,767
Skyworks Solutions, Inc.	1,571	288,247
Texas Instruments, Inc.	3,629	685,845
		6,951,084
Software 1.4%
Autodesk, Inc. (e)	2,323	643,820
CDK Global, Inc.	13,545	732,243
Citrix Systems, Inc.	6,516	914,586
Oracle Corp.	8,149	571,815
salesforce.com, Inc. (e)	2,829	599,380
SS&C Technologies Holdings, Inc.	10,694	747,190
Synopsys, Inc. (e)	2,689	666,280
Teradata Corp. (e)	7,519	289,782
		5,165,096
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,299	238,354
AutoNation, Inc. (e)	7,788	725,997
AutoZone, Inc. (e)	628	881,900
Best Buy Co., Inc.	9,340	1,072,325
Dick's Sporting Goods, Inc.	8,941	680,857

	Shares	Value
Common Stocks
Specialty Retail
Foot Locker, Inc.	11,632	$ 654,300
Home Depot, Inc. (The)	2,270	692,918
L Brands, Inc. (e)	14,410	891,403
Ross Stores, Inc.	4,888	586,120
TJX Cos., Inc. (The)	9,020	596,673
Williams-Sonoma, Inc.	5,413	970,010
		7,990,857
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Inc., Class C (e)	6,910	609,117
HP, Inc.	47,287	1,501,362
Xerox Holdings Corp.	25,734	624,564
		2,735,043
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc.	7,048	626,778
PVH Corp.	6,997	739,583
Tapestry, Inc. (e)	19,113	787,647
		2,154,008
Thrifts & Mortgage Finance 0.2%
Rocket Cos., Inc., Class A	23,809	549,750
Tobacco 0.3%
Altria Group, Inc.	12,532	641,137
Philip Morris International, Inc.	6,813	604,586
		1,245,723
Trading Companies & Distributors 0.1%
United Rentals, Inc. (e)	860	283,207
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (e)	4,629	579,967
Total Common Stocks (Cost $161,983,311)		228,765,205
Exchange-Traded Funds 5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF (f)	6,470	841,423
iShares Intermediate Government/Credit Bond ETF	104,327	11,982,999
iShares Russell 1000 Value ETF	25,218	3,821,788
iShares Russell Mid-Cap ETF	23,105	1,708,153

	Shares	Value
Exchange-Traded Funds
SPDR S&P 500 ETF Trust	3,963	$ 1,570,656
Total Exchange-Traded Funds (Cost $18,920,261)		19,925,019
Total Investments (Cost $297,217,624)	98.3%	366,192,769
Other Assets, Less Liabilities	1.7	6,333,846
Net Assets	100.0%	$ 372,526,615

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $841,424. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $859,530.
Futures Contracts
As of March 31, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Notes	1	June 2021	$ 133,283	$ 130,938	$ (2,346)
U.S. Treasury 2 Year Notes	24	June 2021	5,302,332	5,297,437	(4,894)
U.S. Treasury 5 Year Notes	67	June 2021	8,363,596	8,267,695	(95,901)
Total Long Contracts					(103,141)
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(20)	June 2021	(2,964,404)	(2,873,750)	90,654
U.S. Treasury Long Bonds	(4)	June 2021	(644,524)	(618,375)	26,149
Total Short Contracts					116,803
Net Unrealized Appreciation					$ 13,662

1.	As of March 31, 2021, cash in the amount of $36,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 14,506,301	$ —	$ 14,506,301
Corporate Bonds	—	53,223,156	—	53,223,156
Foreign Government Bonds	—	1,247,910	—	1,247,910
Mortgage-Backed Securities	—	3,963,802	—	3,963,802
U.S. Government & Federal Agencies	—	44,561,376	—	44,561,376
Total Long-Term Bonds	—	117,502,545	—	117,502,545
Common Stocks	228,765,205	—	—	228,765,205
Exchange-Traded Funds	19,925,019	—	—	19,925,019
Total Investments in Securities	248,690,224	117,502,545	—	366,192,769
Other Financial Instruments
Futures Contracts (b)	116,803	—	—	116,803
Total Investments in Securities and Other Financial Instruments	$ 248,807,027	$ 117,502,545	$ —	$ 366,309,572
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (103,141)	$ —	$ —	$ (103,141)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.5%
Asset-Backed Securities 14.9%
Automobile Asset-Backed Security 0.5%
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	$ 4,245,000	$ 4,800,776
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (a)	53,739	54,773
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.551%, due 10/25/30 (a)	541,345	378,450
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
5.651%, due 10/25/46 (a)	872,495	375,247
		808,470
Other Asset-Backed Securities 14.3%
522 Funding CLO Ltd.
Series 2019-4A, Class BR
1.824% (3 Month LIBOR + 1.60%), due 4/20/30 (b)(c)	3,000,000	3,000,003
AIMCO CLO
Series 2015-AA, Class BR
1.541% (3 Month LIBOR + 1.30%), due 1/15/28 (b)(c)	2,000,000	1,999,994
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (b)	3,300,000	3,277,200
Apidos CLO XXV
Series 2016-25A, Class A1R
1.394% (3 Month LIBOR + 1.17%), due 10/20/31 (b)(c)	1,300,000	1,300,062
Apidos CLO XXXII
Series 2019-32A, Class A1
1.544% (3 Month LIBOR + 1.32%), due 1/20/33 (b)(c)	2,200,000	2,203,575
Aqua Finance Trust
Series 2020-AA, Class A
1.90%, due 7/17/46 (b)	2,501,202	2,525,025
Ares XLI CLO Ltd.
Series 2016-41A, Class AR2
1.668% (3 Month LIBOR + 1.07%), due 4/15/34 (b)(c)	3,000,000	3,003,063
Ares XXXIV CLO Ltd.
Series 2015-2A, Class AR2
1.473% (3 Month LIBOR + 1.25%), due 4/17/33 (b)(c)	2,000,000	2,001,892
Ares XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.624% (3 Month LIBOR + 1.40%), due 4/20/30 (b)(c)	1,500,000	1,491,763
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1
1.474% (3 Month LIBOR + 1.25%), due 7/20/30 (b)(c)	2,750,000	2,750,421

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Battalion CLO 17 Ltd.
Series 2021-17A, Class A1
1.45% (3 Month LIBOR + 1.26%), due 3/9/34 (b)(c)	$ 3,000,000	$ 3,001,830
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class A
1.591% (3 Month LIBOR + 1.35%), due 1/15/33 (b)(c)	1,500,000	1,503,027
Benefit Street Partners CLO XVIII Ltd.
Series 2019-18A, Class A
1.581% (3 Month LIBOR + 1.34%), due 10/15/32 (b)(c)	1,000,000	1,000,982
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (b)	5,026,875	5,035,785
Capital Automotive LLC
Series 2017-1A, Class A1
3.87%, due 4/15/47 (b)	2,017,449	2,020,815
CARS-DB4 LP
Series 2020-1A, Class A1
2.69%, due 2/15/50 (b)	923,995	955,161
Cedar Funding IV CLO Ltd.
Series 2014-4A, Class AR
1.448% (3 Month LIBOR + 1.23%), due 7/23/30 (b)(c)	2,600,000	2,600,676
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1
1.473% (3 Month LIBOR + 1.25%), due 10/17/30 (b)(c)	1,250,000	1,250,063
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.51% (3 Month LIBOR + 1.27%), due 10/25/32 (b)(c)	2,600,000	2,602,374
College Ave Student Loans LLC
Series 2021-A, Class A2
1.60%, due 7/25/51 (b)	3,300,000	3,261,943
Cook Park CLO Ltd.
Series 2018-1A, Class B
1.623% (3 Month LIBOR + 1.40%), due 4/17/30 (b)(c)	2,000,000	2,000,068
Dryden 76 CLO Ltd.
Series 2019-76A, Class A1
1.554% (3 Month LIBOR + 1.33%), due 10/20/32 (b)(c)	1,875,000	1,880,366
ELFI Graduate Loan Program LLC
Series 2020-A, Class A
1.73%, due 8/25/45 (b)	2,076,044	2,098,538
Galaxy XV CLO Ltd.
Series 2013-15A, Class AR
1.441% (3 Month LIBOR + 1.20%), due 10/15/30 (b)(c)	1,750,000	1,750,171
Galaxy XXVI CLO Ltd.
Series 2018-26A, Class A
1.382% (3 Month LIBOR + 1.20%), due 11/22/31 (b)(c)	1,500,000	1,500,108
Grippen Park CLO Ltd.
Series 2017-1A, Class B
1.874% (3 Month LIBOR + 1.65%), due 1/20/30 (b)(c)	750,000	750,089

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
HPS Loan Management Ltd.
Series 10A-16, Class A1R
1.364% (3 Month LIBOR + 1.14%), due 1/20/28 (b)(c)	$ 992,694	$ 992,696
Kayne CLO 10 Ltd.
Series 2021-10A, Class A
1.36% (3 Month LIBOR + 1.17%), due 4/23/34 (b)(c)	2,000,000	2,002,052
Laurel Road Prime Student Loan Trust
Series 2020-A, Class A2FX
1.40%, due 11/25/50 (b)	3,734,000	3,713,731
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.274% (3 Month LIBOR + 1.08%), due 11/15/28 (b)(c)	1,900,000	1,900,540
Magnetite XXIII Ltd.
Series 2019-23A, Class A
1.518% (3 Month LIBOR + 1.30%), due 10/25/32 (b)(c)	1,000,000	1,002,759
Magnetite XXVIII Ltd.
Series 2020-28A, Class B
1.867% (3 Month LIBOR + 1.65%), due 10/25/31 (b)(c)	2,500,000	2,504,857
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
1.718% (3 Month LIBOR + 1.50%), due 1/28/30 (b)(c)	1,000,000	1,000,066
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class BR
1.723% (3 Month LIBOR + 1.50%), due 4/19/30 (b)(c)	1,000,000	1,000,102
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.563% (3 Month LIBOR + 1.34%), due 1/19/33 (b)(c)	3,000,000	3,005,100
Neuberger Berman Loan Advisers CLO 37 Ltd.
Series 2020-37A, Class A1
1.974% (3 Month LIBOR + 1.75%), due 7/20/31 (b)(c)	2,000,000	2,004,172
Oaktree CLO Ltd. (b)(c)
Series 2015-1A, Class A2BR
1.574% (3 Month LIBOR + 1.35%), due 10/20/27	1,000,000	1,000,036
Series 2020-1A, Class B
2.831% (3 Month LIBOR + 2.59%), due 7/15/29	3,000,000	3,005,604
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.398% (3 Month LIBOR + 1.18%), due 1/24/33 (b)(c)	1,200,000	1,200,095
OHA Credit Funding 6 Ltd.
Series 2020-6A, Class A1
1.874% (3 Month LIBOR + 1.65%), due 7/20/31 (b)(c)	2,000,000	2,003,558
Palmer Square CLO Ltd. (b)(c)
Series 2015-2A, Class A1R2
1.324% (3 Month LIBOR + 1.10%), due 7/20/30	300,000	299,650
Series 2014-1A, Class A1R2
1.353% (3 Month LIBOR + 1.13%), due 1/17/31	750,000	750,050
Series 2015-2A, Class A2R2
1.774% (3 Month LIBOR + 1.55%), due 7/20/30	2,000,000	2,000,138

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square Loan Funding Ltd.
Series 2019-3A, Class A2
1.782% (3 Month LIBOR + 1.60%), due 8/20/27 (b)(c)	$ 3,000,000	$ 3,003,738
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-1A, Class A1A
1.595% (3 Month LIBOR + 1.39%), due 1/20/34 (b)(c)	2,000,000	2,001,414
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.408% (3 Month LIBOR + 1.19%), due 10/25/31 (b)(c)	2,000,000	2,000,138
Shackleton CLO Ltd. (b)(c)
Series 2019-15A, Class AR
1.348% (3 Month LIBOR + 1.20%), due 1/15/32	2,000,000	1,999,960
Series 2019-14A, Class A1
1.454% (3 Month LIBOR + 1.23%), due 7/20/30	2,000,000	2,000,084
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877%, due 3/26/46 (b)	2,500,000	2,500,000
Textainer Marine Containers VII Ltd.
Series 2021-1A, Class A
1.68%, due 2/20/46 (b)	3,973,333	3,856,483
Textainer Marine Containers VIII Ltd.
Series 2020-2A, Class A
2.10%, due 9/20/45 (b)	1,525,139	1,528,460
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.332% (3 Month LIBOR + 1.15%), due 11/20/30 (b)(c)	2,243,000	2,244,146
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.373% (3 Month LIBOR + 1.15%), due 1/16/31 (b)(c)	2,400,000	2,386,644
TICP CLO XIII Ltd.
Series 2019-13A, Class A
1.541% (3 Month LIBOR + 1.30%), due 7/15/32 (b)(c)	3,500,000	3,500,224
TICP CLO XV Ltd.
Series 2020-15A, Class A
1.504% (3 Month LIBOR + 1.28%), due 4/20/33 (b)(c)	2,000,000	2,003,600
TIF Funding II LLC
Series 2021-1A, Class A
1.65%, due 2/20/46 (b)	2,384,500	2,296,825
Triton Container Finance VIII LLC
Series 2020-1A, Class A
2.11%, due 9/20/45 (b)	3,829,992	3,802,591
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (b)	4,725,000	4,727,887
Voya CLO Ltd. (b)(c)
Series 2019-1A, Class AR
1.301% (3 Month LIBOR + 1.06%), due 4/15/31	1,500,000	1,500,328

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Voya CLO Ltd. (b)(c)
Series 2019-1A, Class BR
1.791% (3 Month LIBOR + 1.55%), due 4/15/31	$ 2,000,000	$ 1,986,392
Westcott Park CLO Ltd.
Series 2016-1A, Class AR
1.434% (3 Month LIBOR + 1.21%), due 7/20/28 (b)(c)	1,850,000	1,850,355
		131,339,469
Total Asset-Backed Securities (Cost $137,257,035)		136,948,715
Corporate Bonds 39.7%
Aerospace & Defense 1.0%
Boeing Co. (The)
3.10%, due 5/1/26	1,925,000	2,039,078
3.25%, due 2/1/28	1,825,000	1,887,708
3.625%, due 2/1/31	2,500,000	2,615,511
5.15%, due 5/1/30	1,975,000	2,274,697
		8,816,994
Apparel 0.1%
Ralph Lauren Corp.
1.70%, due 6/15/22	925,000	939,672
Auto Manufacturers 3.3%
American Honda Finance Corp.
0.55%, due 7/12/24	2,225,000	2,208,919
Daimler Finance North America LLC
2.45%, due 3/2/31 (b)	2,000,000	1,962,761
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	825,000	838,390
3.664%, due 9/8/24	1,800,000	1,863,009
General Motors Co.
5.15%, due 4/1/38	1,500,000	1,717,623
General Motors Financial Co., Inc.
5.20%, due 3/20/23	2,750,000	2,982,347
Hyundai Capital America (b)
1.80%, due 1/10/28	875,000	836,695
2.375%, due 10/15/27	1,525,000	1,529,643
Nissan Motor Co. Ltd.
4.81%, due 9/17/30 (b)	5,885,000	6,454,587
Toyota Motor Credit Corp.
1.80%, due 2/13/25	3,765,000	3,868,220
Volkswagen Group of America Finance LLC (b)
1.25%, due 11/24/25	1,825,000	1,803,152
3.35%, due 5/13/25	4,225,000	4,536,433
		30,601,779

	Principal Amount	Value
Corporate Bonds
Banks 8.4%
Australia & New Zealand Banking Group Ltd.
3.70%, due 11/16/25	$ 1,700,000	$ 1,888,400
Banco Santander SA
1.849%, due 3/25/26	4,000,000	3,992,337
4.25%, due 4/11/27	1,800,000	2,007,358
Bank of America Corp.
Series N
1.658%, due 3/11/27 (d)	4,175,000	4,187,606
2.831%, due 10/24/51 (d)	2,890,000	2,653,251
4.45%, due 3/3/26	1,570,000	1,764,706
Barclays plc
3.811% (1 Year Treasury Constant Maturity Rate + 1.70%), due 3/10/42 (c)	4,225,000	4,138,968
BNP Paribas SA (b)
1.323%, due 1/13/27 (d)	1,650,000	1,613,686
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (c)	2,600,000	2,445,303
2.824%, due 1/26/41	3,850,000	3,462,088
BPCE SA
1.00%, due 1/20/26 (b)	2,000,000	1,951,605
Citigroup, Inc.
4.60%, due 3/9/26	1,500,000	1,692,579
4.75%, due 5/18/46	1,975,000	2,353,600
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (d)	2,425,000	2,301,435
5.15%, due 5/22/45	975,000	1,218,721
HSBC Holdings plc
2.013%, due 9/22/28 (d)	2,000,000	1,965,314
JPMorgan Chase & Co. (d)
1.04%, due 2/4/27	2,875,000	2,804,090
2.956%, due 5/13/31	925,000	942,104
Mizuho Financial Group, Inc.
0.817% (3 Month LIBOR + 0.63%), due 5/25/24 (c)	8,270,000	8,308,042
Morgan Stanley
0.985%, due 12/10/26 (d)	2,300,000	2,245,014
1.928%, due 4/28/32 (d)	2,650,000	2,503,469
4.35%, due 9/8/26	1,556,000	1,758,055
National Securities Clearing Corp.
0.75%, due 12/7/25 (b)	3,975,000	3,877,943
Societe Generale SA (b)
1.488% (1 Year Treasury Constant Maturity Rate + 1.10%), due 12/14/26 (c)	3,250,000	3,193,513
3.625%, due 3/1/41	2,000,000	1,923,966
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (b)(c)	2,100,000	2,088,131
Truist Bank
1.50%, due 3/10/25	3,225,000	3,276,537
UBS Group AG (b)(c)
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27	2,825,000	2,783,882
2.095% (1 Year Treasury Constant Maturity Rate + 1.00%), due 2/11/32	1,800,000	1,702,649
		77,044,352

	Principal Amount	Value
Corporate Bonds
Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	$ 2,000,000	$ 2,289,560
4.75%, due 1/23/29	3,750,000	4,382,056
Diageo Capital plc
2.125%, due 4/29/32	1,150,000	1,110,464
Keurig Dr Pepper, Inc.
3.35%, due 3/15/51	2,000,000	1,991,954
		9,774,034
Building Materials 1.2%
Carrier Global Corp.
3.577%, due 4/5/50	3,575,000	3,510,637
Masco Corp.
4.50%, due 5/15/47	3,000,000	3,427,900
Owens Corning
3.95%, due 8/15/29	3,378,000	3,717,377
		10,655,914
Chemicals 1.1%
EI du Pont de Nemours and Co.
1.70%, due 7/15/25	950,000	965,824
LYB International Finance III LLC
1.25%, due 10/1/25	925,000	913,324
NewMarket Corp.
4.10%, due 12/15/22	5,536,000	5,851,126
Nutrien Ltd.
3.625%, due 3/15/24	825,000	886,186
Nutrition & Biosciences, Inc.
1.832%, due 10/15/27 (b)	1,600,000	1,564,437
		10,180,897
Diversified Financial Services 2.7%
Air Lease Corp.
0.70%, due 2/15/24	1,575,000	1,555,729
3.875%, due 7/3/23	2,800,000	2,977,046
Aircastle Ltd.
2.85%, due 1/26/28 (b)	4,325,000	4,137,824
Antares Holdings LP
3.95%, due 7/15/26 (b)	1,600,000	1,613,582
Aviation Capital Group LLC
1.95%, due 1/30/26 (b)	3,525,000	3,434,418
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	6,160,000	7,051,722
LSEGA Financing plc
3.20%, due 4/6/41 (b)	2,150,000	2,133,991
Thirax 1 LLC
0.968%, due 1/14/33	1,800,000	1,784,764
		24,689,076

	Principal Amount	Value
Corporate Bonds
Electric 3.3%
Appalachian Power Co.
6.375%, due 4/1/36	$ 1,750,000	$ 2,334,126
Arizona Public Service Co.
5.50%, due 9/1/35	1,275,000	1,602,022
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	1,025,000	1,059,336
DTE Energy Co.
Series F
1.05%, due 6/1/25	1,300,000	1,283,049
Electricite de France SA
5.00%, due 9/21/48 (b)	3,420,000	4,146,975
Entergy Mississippi LLC
3.85%, due 6/1/49	2,500,000	2,623,971
Evergy, Inc.
4.85%, due 6/1/21	385,000	385,000
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (b)	3,455,000	3,745,216
Niagara Mohawk Power Corp.
3.025%, due 6/27/50 (b)	1,850,000	1,689,418
Ohio Edison Co.
6.875%, due 7/15/36	2,500,000	3,355,841
Pinnacle West Capital Corp.
1.30%, due 6/15/25	3,100,000	3,081,826
Southern California Edison Co.
1.10%, due 4/1/24	2,275,000	2,274,969
Series 20C
1.20%, due 2/1/26	1,800,000	1,773,903
Tampa Electric Co.
2.40%, due 3/15/31	850,000	844,547
		30,200,199
Electrical Components & Equipment 0.3%
Emerson Electric Co.
0.875%, due 10/15/26	875,000	848,285
1.80%, due 10/15/27	1,600,000	1,606,250
		2,454,535
Electronics 0.4%
Flex Ltd.
3.75%, due 2/1/26	3,400,000	3,648,187
Food 0.4%
Conagra Brands, Inc.
4.85%, due 11/1/28	2,300,000	2,676,790
Kroger Co. (The)
Series B
7.70%, due 6/1/29	1,000,000	1,360,308
		4,037,098

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 0.1%
Georgia-Pacific LLC
0.95%, due 5/15/26 (b)	$ 1,375,000	$ 1,331,406
Gas 0.1%
NiSource, Inc.
5.65%, due 2/1/45	1,125,000	1,445,443
Healthcare-Products 0.1%
Stryker Corp.
2.90%, due 6/15/50	850,000	801,999
Healthcare-Services 0.4%
Fresenius Medical Care U.S. Finance III, Inc.
2.375%, due 2/16/31 (b)	4,270,000	4,073,466
Insurance 0.5%
Guardian Life Global Funding
1.25%, due 11/19/27 (b)	3,000,000	2,897,970
Pacific LifeCorp
3.35%, due 9/15/50 (b)	1,700,000	1,650,665
		4,548,635
Investment Companies 0.2%
Blackstone Secured Lending Fund
2.75%, due 9/16/26 (b)	1,925,000	1,912,604
Iron & Steel 0.8%
Nucor Corp.
2.00%, due 6/1/25	1,575,000	1,615,790
Reliance Steel & Aluminum Co.
4.50%, due 4/15/23	3,550,000	3,786,017
Steel Dynamics, Inc.
2.40%, due 6/15/25	875,000	911,969
3.25%, due 10/15/50	725,000	676,542
		6,990,318
Machinery-Diversified 0.4%
CNH Industrial Capital LLC
1.95%, due 7/2/23	1,575,000	1,617,329
4.375%, due 4/5/22	1,725,000	1,788,593
		3,405,922
Media 0.6%
Charter Communications Operating LLC
4.908%, due 7/23/25	1,700,000	1,927,199
Comcast Corp.
4.60%, due 10/15/38	750,000	905,316

	Principal Amount	Value
Corporate Bonds
Media
Discovery Communications LLC
3.625%, due 5/15/30	$ 800,000	$ 856,104
Fox Corp.
5.576%, due 1/25/49	1,250,000	1,593,515
		5,282,134
Mining 0.5%
Anglo American Capital plc (b)
2.25%, due 3/17/28	2,900,000	2,856,315
5.625%, due 4/1/30	1,875,000	2,238,793
		5,095,108
Miscellaneous—Manufacturing 0.3%
Siemens Financieringsmaatschappij NV
1.70%, due 3/11/28 (b)	3,200,000	3,141,439
Oil & Gas 0.4%
Valero Energy Corp.
2.85%, due 4/15/25	4,000,000	4,181,781
Oil & Gas Services 0.5%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (b)	4,725,000	5,094,408
Packaging & Containers 0.4%
Packaging Corp. of America
4.05%, due 12/15/49	1,525,000	1,696,316
WRKCo, Inc.
3.75%, due 3/15/25	1,825,000	1,991,499
		3,687,815
Pharmaceuticals 1.5%
AbbVie, Inc.
2.95%, due 11/21/26	2,575,000	2,741,553
4.25%, due 11/21/49	1,600,000	1,810,458
Bayer US Finance II LLC
4.375%, due 12/15/28 (b)	2,825,000	3,189,662
Cigna Corp.
2.375%, due 3/15/31	1,050,000	1,032,768
CVS Health Corp.
1.875%, due 2/28/31	2,425,000	2,277,757
4.25%, due 4/1/50	2,325,000	2,609,822
		13,662,020
Pipelines 1.6%
Energy Transfer Operating LP
6.05%, due 6/1/41	1,300,000	1,485,555

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer Partners LP
5.875%, due 3/1/22	$ 4,800,000	$ 4,962,128
Enterprise Products Operating LLC
5.10%, due 2/15/45	2,600,000	3,080,216
Kinder Morgan Energy Partners LP
6.375%, due 3/1/41	400,000	507,159
Tennessee Gas Pipeline Co. LLC
2.90%, due 3/1/30 (b)	2,275,000	2,265,237
Texas Eastern Transmission LP
2.80%, due 10/15/22 (b)	2,350,000	2,408,700
		14,708,995
Private Equity 0.4%
Apollo Management Holdings LP
2.65%, due 6/5/30 (b)	3,593,000	3,530,589
Real Estate Investment Trusts 3.0%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	3,000,000	3,223,539
Corporate Office Properties LP
2.75%, due 4/15/31	1,715,000	1,658,367
Federal Realty Investment Trust
1.25%, due 2/15/26	850,000	839,308
Highwoods Realty LP
3.05%, due 2/15/30	1,410,000	1,423,814
3.875%, due 3/1/27	3,590,000	3,885,492
Kimco Realty Corp.
1.90%, due 3/1/28	975,000	954,535
2.80%, due 10/1/26	1,800,000	1,901,349
Public Storage
0.875%, due 2/15/26	3,775,000	3,692,423
Simon Property Group LP
1.75%, due 2/1/28	2,750,000	2,668,512
Spirit Realty LP
2.70%, due 2/15/32	900,000	855,088
3.20%, due 2/15/31	900,000	900,904
VEREIT Operating Partnership LP
3.95%, due 8/15/27	4,870,000	5,344,003
		27,347,334
Retail 0.8%
7-Eleven, Inc.
0.95%, due 2/10/26 (b)	5,425,000	5,284,493
Advance Auto Parts, Inc.
1.75%, due 10/1/27	1,125,000	1,108,377
Lowe's Cos., Inc.
3.00%, due 10/15/50	1,450,000	1,352,442
		7,745,312

	Principal Amount	Value
Corporate Bonds
Software 0.7%
Fiserv, Inc.
2.25%, due 6/1/27	$ 2,960,000	$ 3,025,741
Oracle Corp.
2.30%, due 3/25/28	3,275,000	3,315,674
		6,341,415
Telecommunications 2.5%
AT&T, Inc.
1.65%, due 2/1/28	1,175,000	1,138,307
4.85%, due 3/1/39	2,000,000	2,321,867
NTT Finance Corp.
1.162%, due 4/3/26 (b)	4,800,000	4,736,618
Orange SA
5.375%, due 1/13/42	895,000	1,159,117
Telefonica Emisiones SA
5.213%, due 3/8/47	750,000	876,961
T-Mobile US, Inc.
2.55%, due 2/15/31 (b)	6,540,000	6,407,173
Verizon Communications, Inc.
2.10%, due 3/22/28	2,350,000	2,359,847
4.272%, due 1/15/36	3,250,000	3,673,423
		22,673,313
Transportation 0.6%
Norfolk Southern Corp.
5.64%, due 5/17/29	1,400,000	1,709,418
Union Pacific Corp.
3.25%, due 2/5/50	775,000	763,179
United Parcel Service, Inc.
5.30%, due 4/1/50	2,000,000	2,712,209
		5,184,806
Total Corporate Bonds (Cost $353,154,611)		365,228,999
Foreign Government Bonds 0.5%
Chile 0.2%
Banco del Estado de Chile
2.704%, due 1/9/25 (b)	1,275,000	1,329,050
Mexico 0.2%
Mexico Government Bond
3.75%, due 1/11/28	1,850,000	1,978,168
Norway 0.1%
Equinor ASA
1.75%, due 1/22/26	1,250,000	1,279,292

	Principal Amount	Value
Foreign Government Bonds
Poland 0.0% ‡
Poland Government Bond
5.00%, due 3/23/22	$ 350,000	$ 365,313
Total Foreign Government Bonds (Cost $4,714,439)		4,951,823
Mortgage-Backed Securities 12.9%
Agency (Collateralized Mortgage Obligations) 6.6%
FHLMC
REMIC, Series 4623, Class LZ
2.50%, due 10/15/46	2,233,230	2,257,392
REMIC, Series 4798, Class GZ
4.00%, due 6/15/48	2,239,588	2,542,166
FNMA ACES
REMIC, Series 2018-M8, Class A2
3.325%, due 6/25/28 (e)	2,350,000	2,615,430
FNMA, STRIPS
REMIC, Series 396, Class 1
(zero coupon), due 6/25/39	3,461,737	3,150,774
GNMA
REMIC, Series 2013-149, Class LZ
2.50%, due 10/20/43	3,249,417	3,335,281
REMIC, Series 2014-62, Class Z
3.00%, due 4/20/44	4,552,033	4,850,010
GNMA II, Single Family, 30 Year (f)
2.00%, due 4/15/51 TBA	3,000,000	3,029,063
2.50%, due 4/15/51 TBA	8,250,000	8,512,324
UMBS, Single Family, 30 Year (f)
2.00%, due 4/25/51 TBA	17,250,000	17,217,656
2.50%, due 4/25/51 TBA	13,100,000	13,442,852
		60,952,948
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.0%
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
1.106% (1 Month LIBOR + 1.00%), due 4/15/34 (b)(c)	800,000	796,955
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	3,750,000	3,856,684
CLNY Trust
Series 2019-IKPR, Class B
1.584% (1 Month LIBOR + 1.478%), due 11/15/38 (b)(c)	6,000,000	5,984,951
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (b)	5,000,000	5,048,171
FHLMC, Multifamily Structured Pass-Through Certificates (g)
REMIC, Series K123, Class X1
0.775%, due 12/25/30	56,238,032	3,599,127

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC, Multifamily Structured Pass-Through Certificates (g)
REMIC, Series K122, Class X1
0.883%, due 11/25/30	$ 31,991,871	$ 2,312,229
REMIC, Series K119, Class X1
0.933%, due 9/25/30	54,957,383	4,139,324
GS Mortgage Securities Trust
Series 2015-GC32, Class AS
4.018%, due 7/10/48 (e)	3,000,000	3,283,057
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (b)	3,250,000	3,393,329
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class AS
3.652%, due 3/15/48	1,000,000	1,073,333
WFLD Mortgage Trust
Series 2014-MONT, Class A
3.755%, due 8/10/31 (b)(g)	2,800,000	2,920,088
		36,407,248
Whole Loan (Collateralized Mortgage Obligations) 2.3%
J.P. Morgan Mortgage Trust
Series 2014-2, Class 1A1
3.00%, due 6/25/29 (b)(e)	1,070,732	1,094,792
Seasoned Credit Risk Transfer Trust
Series 2020-3, Class MT
2.00%, due 5/25/60	3,113,563	3,114,787
Series 2020-2, Class M55G
3.00%, due 11/25/59	3,692,805	3,912,270
Series 2020-3, Class M5TW
3.00%, due 5/25/60	2,076,165	2,196,150
Series 2019-2, Class M55D
4.00%, due 8/25/58	1,904,782	2,093,171
Series 2019-4, Class M55D
4.00%, due 2/25/59	1,769,234	1,945,082
Series 2017-4, Class M45T
4.50%, due 6/25/57	888,410	989,329
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	3,268,648	3,449,129
Sequoia Mortgage Trust (b)(e)
Series 2021-1, Class A1
2.50%, due 3/25/51	1,596,458	1,615,741
Series 2020-1, Class A1
3.50%, due 2/25/50	616,165	629,648

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Sequoia Mortgage Trust (b)(e)
Series 2020-2, Class A1
3.50%, due 3/25/50	$ 276,057	$ 281,852
		21,321,951
Total Mortgage-Backed Securities (Cost $119,433,961)		118,682,147
Municipal Bonds 0.5%
Texas 0.5%
San Antonio Water System, Revenue Bonds
5.502%, due 5/15/29	2,000,000	2,380,238
Texas Transportation Commission State Highway Fund, Revenue Bonds, First Tier
5.178%, due 4/1/30	2,150,000	2,623,628
		5,003,866
Total Municipal Bonds (Cost $4,607,381)		5,003,866
U.S. Government & Federal Agencies 29.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 15.6%
Federal Farm Credit Banks
1.50%, due 12/17/27	3,150,000	3,119,878
1.60%, due 3/15/29	3,700,000	3,656,545
2.09%, due 3/17/31	4,500,000	4,440,002
2.125%, due 3/25/30	3,000,000	2,983,545
Federal Home Loan Banks
1.44%, due 8/23/29	2,275,000	2,203,130
FFCB
0.75%, due 4/5/27	2,675,000	2,583,988
0.90%, due 8/19/27	4,000,000	3,872,136
0.98%, due 4/27/27	3,000,000	2,921,320
1.05%, due 6/22/28	3,300,000	3,194,299
1.125%, due 6/1/29	6,950,000	6,604,087
1.14%, due 8/20/29	5,000,000	4,744,893
1.23%, due 9/10/29	7,000,000	6,687,631
1.23%, due 7/29/30	4,300,000	4,082,664
1.24%, due 12/23/30	1,025,000	965,736
1.25%, due 6/24/30	5,475,000	5,203,048
1.26%, due 10/15/30	3,500,000	3,311,286
1.33%, due 7/1/30	5,000,000	4,708,195
1.67%, due 3/3/31	5,000,000	4,913,272
2.03%, due 1/21/28	3,800,000	3,977,386
FHLB
0.90%, due 2/26/27	4,750,000	4,664,621
1.00%, due 7/28/28	3,000,000	2,892,805
2.50%, due 12/10/27	1,200,000	1,284,055

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLB
3.00%, due 3/10/28	$ 1,900,000	$ 2,103,086
3.25%, due 6/9/28	4,000,000	4,494,157
FHLMC
0.375%, due 7/21/25	135,000	132,866
0.625%, due 12/17/25	4,600,000	4,559,550
0.85%, due 12/30/27	2,050,000	1,973,815
1.00%, due 1/12/29	5,000,000	4,764,225
1.28%, due 4/30/30	3,000,000	2,864,674
1.42%, due 12/30/30	4,600,000	4,396,475
6.25%, due 7/15/32	1,600,000	2,307,344
FHLMC Gold Pools, 15 Year
4.50%, due 4/1/22	1,044	1,095
4.50%, due 4/1/23	1,928	2,025
5.00%, due 3/1/25	32,786	34,474
5.50%, due 9/1/21	3,316	3,327
6.00%, due 7/1/21	3,123	3,132
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/47	2,070,052	2,226,430
4.50%, due 11/1/39	441,658	492,118
4.50%, due 8/1/40	76,899	86,287
4.50%, due 9/1/40	74,481	83,577
4.50%, due 9/1/40	565,476	635,618
4.50%, due 11/1/40	216,710	237,008
4.50%, due 7/1/41	118,548	133,698
4.50%, due 2/1/47	139,658	154,167
4.50%, due 10/1/47	137,345	150,611
6.50%, due 11/1/35	3,628	4,074
6.50%, due 8/1/37	21,473	24,895
FNMA
0.875%, due 8/5/30	7,750,000	7,165,777
6.25%, due 5/15/29	3,000,000	4,057,037
Tennessee Valley Authority
5.25%, due 9/15/39	2,000,000	2,742,824
UMBS, 30 Year
3.00%, due 5/1/50	2,097,514	2,236,637
3.00%, due 7/1/50	2,310,965	2,461,872
3.00%, due 8/1/50	2,321,247	2,466,436
3.00%, due 9/1/50	3,201,764	3,409,414
3.50%, due 10/1/47	1,458,326	1,566,061
3.50%, due 3/1/50	2,189,884	2,376,730
		143,366,038
Federal National Mortgage Association (Mortgage Pass-Through Securities) 7.6%
UMBS, 15 Year
4.50%, due 5/1/24	111,640	117,631
5.00%, due 12/1/23	32,767	34,405
5.00%, due 12/1/23	11,126	11,691

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 15 Year
5.50%, due 12/1/21	$ 719	$ 726
5.50%, due 1/1/22	2,573	2,587
5.50%, due 2/1/22	117	118
UMBS, 30 Year
2.00%, due 8/1/50 (h)	3,384,272	3,381,972
2.00%, due 9/1/50 (h)	4,688,815	4,683,225
2.00%, due 10/1/50 (h)	5,733,275	5,735,352
2.00%, due 4/1/51	2,900,000	2,899,547
2.50%, due 5/1/43	369,700	380,447
2.50%, due 5/1/50	3,072,935	3,156,862
2.50%, due 10/1/50	4,137,112	4,249,331
3.00%, due 5/1/48	2,924,665	3,090,150
3.00%, due 9/1/50	1,488,981	1,562,315
3.00%, due 9/1/50	2,852,558	3,041,784
3.00%, due 10/1/50	2,513,076	2,664,375
3.50%, due 8/1/49	4,290,409	4,655,005
3.50%, due 3/1/50	6,465,306	7,016,951
3.50%, due 9/1/50	6,662,306	7,264,365
4.00%, due 2/1/45	929,760	1,027,826
4.00%, due 6/1/46	1,376,778	1,515,908
4.00%, due 11/1/46	4,536,559	4,972,491
4.00%, due 4/1/47	4,342,700	4,769,454
4.00%, due 1/1/48	693,757	761,191
4.50%, due 11/1/35	110,579	122,801
4.50%, due 4/1/41	255,359	284,357
4.50%, due 5/1/41	406,640	455,545
4.50%, due 7/1/41	312,878	348,376
4.50%, due 9/1/41	77,687	86,358
4.50%, due 3/1/44	146,109	162,583
4.50%, due 8/1/44	784,360	880,466
4.50%, due 11/1/44	117,317	129,164
4.50%, due 3/1/46	59,621	65,627
4.50%, due 12/1/46	173,840	191,323
4.50%, due 2/1/47	22,697	24,688
4.50%, due 7/1/47	195,792	215,399
4.50%, due 2/1/48	122,970	133,773
6.50%, due 10/1/36	16,812	19,851
6.50%, due 10/1/36	12,184	13,701
6.50%, due 8/1/37	4,554	5,206
7.00%, due 9/1/37	38,040	45,131
7.00%, due 10/1/37	503	597
7.00%, due 11/1/37	5,799	6,873
7.50%, due 7/1/28	7,965	8,789
		70,196,317

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.8%
GNMA I, 30 Year
4.00%, due 3/15/44	$ 29,556	$ 32,741
4.00%, due 7/15/44	256,196	283,828
4.00%, due 7/15/45	127,989	141,153
4.50%, due 6/15/39	580,225	654,258
4.50%, due 6/15/40	189,900	214,394
GNMA II, 30 Year
3.50%, due 6/20/42	513,063	556,523
3.50%, due 8/20/43	706,779	766,641
3.50%, due 11/20/43	684,593	742,434
3.50%, due 4/20/45	438,796	470,115
3.50%, due 12/20/45	747,757	801,221
3.50%, due 2/20/46	344,777	368,365
3.50%, due 10/20/46	507,204	542,679
3.50%, due 11/20/46	584,338	625,353
3.50%, due 1/20/47	489,711	521,195
3.50%, due 5/20/47	681,165	726,726
		7,447,626
United States Treasury Bond 2.8%
U.S. Treasury Bonds
1.625%, due 11/15/50	31,525,000	26,269,191
United States Treasury Notes 2.2%
U.S. Treasury Notes
0.125%, due 3/31/23	13,500,000	13,491,035
0.25%, due 3/15/24	800,000	797,875
0.75%, due 3/31/26	4,820,000	4,778,202
1.125%, due 2/15/31	1,100,000	1,039,328
		20,106,440
Total U.S. Government & Federal Agencies (Cost $270,911,960)		267,385,612
Total Long-Term Bonds (Cost $890,079,387)		898,201,162

	Shares
Exchange-Traded Fund 1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	103,971	13,521,429
Total Exchange-Traded Fund (Cost $14,267,941)		13,521,429
Total Investments (Cost $904,347,328)	99.0%	911,722,591
Other Assets, Less Liabilities	1.0	9,040,720
Net Assets	100.0%	$ 920,763,311

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of March 31, 2021.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.
(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2021, the total net market value was $42,201,895, which represented 4.6% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2021.
(h)	Delayed delivery security.
Futures Contracts
As of March 31, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	235	June 2021	$ 51,914,703	$ 51,870,742	$ (43,961)
U.S. Treasury 5 Year Notes	130	June 2021	16,087,146	16,041,797	(45,349)
U.S. Treasury Ultra Bonds	215	June 2021	40,522,593	38,962,031	(1,560,561)
Total Long Contracts					(1,649,871)
Short Contracts
U.S. Treasury 10 Year Notes	(70)	June 2021	(9,297,397)	(9,165,625)	131,772
U.S. Treasury 10 Year Ultra Bonds	(434)	June 2021	(64,015,003)	(62,360,375)	1,654,628
Total Short Contracts					1,786,400
Net Unrealized Appreciation					$ 136,529

1.	As of March 31, 2021, cash in the amount of $1,095,066 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 136,948,715	$ —	$ 136,948,715
Corporate Bonds	—	365,228,999	—	365,228,999
Foreign Government Bonds	—	4,951,823	—	4,951,823
Mortgage-Backed Securities	—	118,682,147	—	118,682,147
Municipal Bonds	—	5,003,866	—	5,003,866
U.S. Government & Federal Agencies	—	267,385,612	—	267,385,612
Total Long-Term Bonds	—	898,201,162	—	898,201,162
Exchange-Traded Fund	13,521,429	—	—	13,521,429
Total Investments in Securities	13,521,429	898,201,162	—	911,722,591
Other Financial Instruments
Futures Contracts (b)	1,786,400	—	—	1,786,400
Total Investments in Securities and Other Financial Instruments	$ 15,307,829	$ 898,201,162	$ —	$ 913,508,991
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,649,871)	$ —	$ —	$ (1,649,871)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.7%
Equity Funds 36.7%
IQ 50 Percent Hedged FTSE International ETF	589,558	$ 14,090,436
IQ 500 International ETF	377,410	12,080,479
IQ Candriam ESG International Equity ETF (a)	420,929	12,001,401
IQ Candriam ESG U.S. Equity ETF	556,255	18,808,316
IQ Chaikin U.S. Large Cap ETF	425,169	13,176,753
IQ Chaikin U.S. Small Cap ETF	166,987	5,764,942
MainStay Epoch Capital Growth Fund Class I (a)	170,862	2,506,646
MainStay Epoch International Choice Fund Class I	176,368	7,127,205
MainStay Epoch U.S. All Cap Fund Class R6	379,796	12,960,028
MainStay MAP Equity Fund Class I	289,688	14,780,049
MainStay VP Emerging Markets Equity Portfolio Initial Class	874,948	10,482,583
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	741,754	12,145,034
MainStay VP MacKay Growth Portfolio Initial Class	145,043	5,851,992
MainStay VP MacKay International Equity Portfolio Initial Class	338,452	6,301,164
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	611,405	9,594,956
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	490,792	37,196,369
MainStay VP MacKay Small Cap Core Portfolio Initial Class	462,790	6,276,773
MainStay VP Small Cap Growth Portfolio Initial Class	783,175	14,565,731
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	779,976	10,218,315
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	659,899	21,800,742
Mainstay WMC International Research Equity Fund Class I	908,292	6,961,058
Total Equity Funds (Cost $202,494,659)		254,690,972
Fixed Income Funds 55.0%
IQ S&P High Yield Low Volatility Bond ETF (a)	279,989	6,986,481
MainStay MacKay Short Duration High Yield Fund Class I	5,692,495	55,868,995
MainStay Short Term Bond Fund Class I (a)	354,256	3,487,510
MainStay VP Bond Portfolio Initial Class (a)	2,865,121	42,614,956
MainStay VP Floating Rate Portfolio Initial Class (a)	2,752,329	24,355,086
MainStay VP Indexed Bond Portfolio Initial Class (a)	22,281,570	241,552,274
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	747,228	6,970,366
Total Fixed Income Funds (Cost $368,027,422)		381,835,668
Total Affiliated Investment Companies (Cost $570,522,081)		636,526,640
Short-Term Investment 8.1%
Affiliated Investment Company 8.1%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	56,405,330	56,405,330
Total Short-Term Investment (Cost $56,405,330)	8.1%	56,405,330
Total Investments (Cost $626,927,411)	99.8%	692,931,970
Other Assets, Less Liabilities	0.2	1,186,672
Net Assets	100.0%	$ 694,118,642

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio’s/Fund's share class.
(b)	Current yield as of March 31, 2021.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	5,161	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(5,231)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	17,513	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	6,926	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/3/21	Monthly	(13,469)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	15,015	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/2/21	Monthly	(16,073)	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	26,003	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	10,476	—
						$ —

1.	As of March 31, 2021, cash in the amount $2,297,740 was pledged from brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 254,690,972	$ —	$ —	$ 254,690,972
Fixed Income Funds	381,835,668	—	—	381,835,668
Total Affiliated Investment Companies	636,526,640	—	—	636,526,640
Short-Term Investment
Affiliated Investment Company	56,405,330	—	—	56,405,330
Total Investments in Securities	$ 692,931,970	$ —	$ —	$ 692,931,970

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.4%
Australia 5.9%
Atlas Arteria Ltd. (Transportation)	145,897	$ 659,356
Transurban Group (Transportation)	63,282	640,237
		1,299,593
Canada 6.0%
Canadian National Railway Co. (Transportation)	3,100	359,755
Pembina Pipeline Corp. (Midstream / Pipelines)	17,900	517,045
TC Energy Corp. (Midstream / Pipelines)	9,800	449,254
		1,326,054
China 1.0%
China Resources Gas Group Ltd. (Utilities)	37,900	210,119
France 7.6%
Eiffage SA (Transportation)	2,373	237,541
Engie SA (Utilities)	44,162	626,903
Vinci SA (Transportation)	7,910	810,357
		1,674,801
Germany 1.5%
Fraport AG Frankfurt Airport Services Worldwide (Transportation)	5,542	336,978
Italy 7.7%
Atlantia SpA (Transportation)	15,447	288,929
Enel SpA (Utilities)	99,641	992,399
Infrastrutture Wireless Italiane SpA (Communications)	18,082	201,445
Terna Rete Elettrica Nazionale SpA (Utilities)	29,559	223,166
		1,705,939
Japan 3.2%
Central Japan Railway Co. (Transportation)	896	133,925
Chubu Electric Power Co., Inc. (Utilities)	26,500	341,048
West Japan Railway Co. (Transportation)	4,300	238,252
		713,225
Mexico 1.9%
Grupo Aeroportuario del Sureste SAB de CV (Transportation)	11,745	208,605
Promotora y Operadora de Infraestructura SAB de CV (Transportation)	28,000	214,197
		422,802
New Zealand 1.1%
Infratil Ltd. (Diversified)	49,948	248,546
Portugal 2.9%
EDP - Energias de Portugal SA (Utilities)	109,628	626,091
Spain 4.3%
Cellnex Telecom SA (Communications)	11,120	640,285

	Shares	Value
Common Stocks
Spain
Iberdrola SA (Utilities)	22,901	$ 295,013
		935,298
United Kingdom 5.7%
National Grid plc (Utilities)	55,353	659,315
Pennon Group plc (Utilities)	17,747	238,544
United Utilities Group plc (Utilities)	27,858	355,554
		1,253,413
United States 50.6%
AES Corp. (The) (Utilities)	17,700	474,537
Alliant Energy Corp. (Utilities)	11,700	633,672
Ameren Corp. (Utilities)	8,600	699,696
American Electric Power Co., Inc. (Utilities)	10,400	880,880
American Tower Corp. (Communications)	3,799	908,189
Cheniere Energy, Inc. (Midstream / Pipelines) (a)	8,100	583,281
CMS Energy Corp. (Utilities)	8,000	489,760
Crown Castle International Corp. (Communications)	5,043	868,052
Dominion Energy, Inc. (Utilities)	4,500	341,820
Equinix, Inc. (Communications)	531	360,862
Essential Utilities, Inc. (Utilities)	8,200	366,950
Exelon Corp. (Utilities)	11,900	520,506
FirstEnergy Corp. (Utilities)	12,300	426,687
Kansas City Southern (Transportation)	2,100	554,232
Kinder Morgan, Inc. (Midstream / Pipelines)	10,700	178,155
NextEra Energy, Inc. (Utilities)	11,400	861,954
NiSource, Inc. (Utilities)	17,500	421,925
Norfolk Southern Corp. (Transportation)	400	107,408
Public Service Enterprise Group, Inc. (Utilities)	9,700	584,037
Sempra Energy (Utilities)	800	106,064
Union Pacific Corp. (Transportation)	3,600	793,476
		11,162,143
Total Common Stocks (Cost $20,050,525)		21,915,002
Short-Term Investment 0.9%
Affiliated Investment Company 0.9% (b)
United States 0.9%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	194,570	194,570
Total Short-Term Investment (Cost $194,570)		194,570
Total Investments (Cost $20,245,095)	100.3%	22,109,572
Other Assets, Less Liabilities	(0.3)	(58,501)
Net Assets	100.0%	$ 22,051,071

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2021.
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 21,915,002	$ —	$ —	$ 21,915,002
Short-Term Investment
Affiliated Investment Company	194,570	—	—	194,570
Total Investments in Securities	$ 22,109,572	$ —	$ —	$ 22,109,572

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Emerging Markets Equity Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.7%
Argentina 0.2%
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	440	$ 647,742
Brazil 5.0%
Banco BTG Pactual SA (Capital Markets)	131,600	2,269,066
Banco do Brasil SA (Banks)	67,200	363,540
Banco Inter SA (Banks)	36,000	1,002,294
Banco Santander Brasil SA (Banks)	378,700	2,664,319
C&A Modas Ltda, Class A (Specialty Retail) (a)	46,300	96,900
Centrais Eletricas Brasileiras SA (Electric Utilities)	54,500	331,823
Cia Siderurgica Nacional SA (Metals & Mining)	134,100	902,950
Cosan SA (Oil, Gas & Consumable Fuels)	144,000	2,338,834
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	92,600	405,531
Enauta Participacoes SA (Oil, Gas & Consumable Fuels)	137,500	385,972
Localiza Rent a Car SA (Road & Rail)	64,000	679,154
Magazine Luiza SA (Multiline Retail)	28,400	102,123
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	57,000	838,496
Pagseguro Digital Ltd., Class A (IT Services) (a)	14,000	648,200
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	138,100	587,372
Sao Martinho SA (Food Products)	85,700	451,593
SLC Agricola SA (Food Products)	82,700	655,882
Smiles Fidelidade SA (Media)	117,000	442,753
Vale SA (Metals & Mining)	71,475	1,244,065
WEG SA (Electrical Equipment)	74,800	990,839
		17,401,706
Canada 0.1%
Pan American Silver Corp. (Metals & Mining)	16,000	480,480
Chile 0.1%
CAP SA (Metals & Mining)	22,731	368,146
Engie Energia Chile SA (Electric Utilities)	76,517	87,091
		455,237
China 37.8%
21Vianet Group, Inc. ADR (IT Services) (a)	11,100	358,530
360 DigiTech, Inc. ADR (Consumer Finance) (a)	32,200	837,522
Agricultural Bank of China Ltd., Class H (Banks)	1,762,000	704,882
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services)	56,000	506,178
Air China Ltd., Class H (Airlines)	950,000	822,410
Airtac International Group (Machinery)	69,400	2,444,433
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	125,000	3,537,387
Alibaba Group Holding Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	49,601	11,246,035
Alibaba Health Information Technology Ltd. (Health Care Technology) (a)	242,000	684,838
Asia Cement China Holdings Corp. (Construction Materials)	15,500	15,891
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	17,670	3,844,108
Bank of China Ltd., Class H (Banks)	4,069,000	1,549,278
Bank of Ningbo Co. Ltd., Class A (Banks)	212,916	1,262,879
Bilibili, Inc., Sponsored ADR (Entertainment) (a)	7,200	770,832

	Shares	Value
Common Stocks
China
Brilliance China Automotive Holdings Ltd. (Automobiles)	1,142,000	$ 1,072,356
BYD Co. Ltd., Class H (Automobiles)	17,500	371,200
CanSino Biologics, Inc., Class H (Pharmaceuticals) (a)(b)	17,000	642,904
China Construction Bank Corp., Class A (Banks)	47,721	53,509
China Construction Bank Corp., Class H (Banks)	7,934,000	6,674,517
China Feihe Ltd. (Food Products) (b)	300,000	848,973
China Galaxy Securities Co. Ltd., Class H (Capital Markets)	1,700,500	1,049,948
China Hongqiao Group Ltd. (Metals & Mining)	65,000	86,788
China Lesso Group Holdings Ltd. (Building Products)	138,000	296,801
China Life Insurance Co. Ltd., Class H (Insurance)	751,000	1,551,441
China Medical System Holdings Ltd. (Pharmaceuticals)	194,000	383,803
China Mengniu Dairy Co. Ltd. (Food Products)	152,000	870,069
China Merchants Bank Co. Ltd., Class H (Banks)	364,000	2,778,894
China Molybdenum Co. Ltd., Class H (Metals & Mining)	819,000	496,198
China National Building Material Co. Ltd., Class H (Construction Materials)	990,000	1,428,821
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	174,200	686,797
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	2,600,000	1,384,598
China Reinsurance Group Corp., Class H (Insurance)	1,739,000	185,664
China Tourism Group Duty Free Corp. Ltd., Class A (Specialty Retail)	22,000	1,027,270
China Yuchai International Ltd. (Machinery)	7,300	113,004
Chinasoft International Ltd. (IT Services)	106,000	113,989
Chlitina Holding Ltd. (Personal Products)	70,000	582,659
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	729,000	314,139
Chongqing Zhifei Biological Products Co. Ltd., Class A (Biotechnology)	26,992	710,275
CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	1,140,000	1,105,671
CIMC Vehicles Group Co. Ltd., Class H (Machinery) (b)	24,500	19,413
Consun Pharmaceutical Group Ltd. (Pharmaceuticals)	138,000	71,360
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	19,006	934,121
Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	120,000	1,216,347
Daqo New Energy Corp. ADR (Semiconductors & Semiconductor Equipment) (a)	6,074	458,587
East Money Information Co. Ltd., Class A (Capital Markets)	140,182	582,969
ENN Energy Holdings Ltd. (Gas Utilities)	67,000	1,074,710
Far East Horizon Ltd. (Diversified Financial Services)	954,000	1,146,160
Focus Media Information Technology Co. Ltd., Class A (Media)	459,991	651,215
Geely Automobile Holdings Ltd. (Automobiles)	485,000	1,234,008
Genertec Universal Medical Group Co. Ltd. (Health Care Providers & Services) (b)	100,500	82,478
Great Wall Motor Co. Ltd., Class H (Automobiles)	153,500	425,506
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure) (b)(c)	92,000	628,986
Hengli Petrochemical Co. Ltd., Class A (Chemicals)	190,000	850,145
Huaneng Power International, Inc., Class H (Independent Power and Renewable Electricity Producers)	1,136,000	403,308
Industrial & Commercial Bank of China Ltd., Class H (Banks)	1,303,000	935,252
JD.com, Inc. ADR (Internet & Direct Marketing Retail) (a)	39,173	3,303,459
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care Equipment & Supplies)	80,800	323,447
JinkoSolar Holding Co. Ltd. ADR (Semiconductors & Semiconductor Equipment) (a)	2,400	100,056
KE Holdings, Inc. ADR (Real Estate Management & Development) (a)	4,700	267,806
Kingdee International Software Group Co. Ltd. (Software)	76,000	235,603
Kweichow Moutai Co. Ltd., Class A (Beverages)	2,720	833,635
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	1,519,268	2,161,421

	Shares	Value
Common Stocks
China
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	142,000	$ 922,422
Livzon Pharmaceutical Group, Inc., Class A (Pharmaceuticals)	111,799	712,239
Longfor Group Holdings Ltd. (Real Estate Management & Development)	222,000	1,470,653
Luxshare Precision Industry Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	36,807	189,959
Meituan, Class B (Internet & Direct Marketing Retail) (a)(b)	161,316	6,187,781
MMG Ltd. (Metals & Mining) (a)	1,400,000	781,570
NetEase, Inc. ADR (Entertainment)	4,600	474,996
New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services) (a)	69,000	966,000
NIO, Inc. ADR (Automobiles) (a)	34,200	1,333,116
Offcn Education Technology Co. Ltd., Class A (Diversified Consumer Services)	109,926	472,405
Pharmaron Beijing Co. Ltd., Class H (Life Sciences Tools & Services) (b)	44,600	842,765
PICC Property & Casualty Co. Ltd., Class H (Insurance)	514,000	445,628
Pinduoduo, Inc. ADR (Internet & Direct Marketing Retail) (a)	20,114	2,692,862
Ping An Bank Co. Ltd., Class A (Banks)	273,997	920,011
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	311,389	3,707,060
Powerlong Real Estate Holdings Ltd. (Real Estate Management & Development)	714,000	710,868
Sany Heavy Industry Co. Ltd., Class A (Machinery)	224,906	1,171,707
Seazen Group Ltd. (Real Estate Management & Development)	1,034,000	1,270,205
Seazen Holdings Co. Ltd., Class A (Real Estate Management & Development)	17,217	128,175
Shandong Linglong Tyre Co. Ltd., Class A (Auto Components)	160,000	1,142,334
Shandong Pharmaceutical Glass Co. Ltd., Class A (Health Care Equipment & Supplies)	80,000	484,516
Shandong Sinocera Functional Material Co. Ltd., Class A (Chemicals)	75,982	492,173
Shanghai Baosight Software Co. Ltd., Class A (Software)	2,400	21,393
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	66,000	860,970
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Supplies)	8,800	535,800
Shimao Group Holdings Ltd. (Real Estate Management & Development)	318,000	1,000,129
Silergy Corp. (Semiconductors & Semiconductor Equipment)	10,000	807,837
Sinopharm Group Co. Ltd., Class H (Health Care Providers & Services)	244,400	591,658
Sinotruk Hong Kong Ltd. (Machinery)	250,000	749,283
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	35,000	797,777
TAL Education Group ADR (Diversified Consumer Services) (a)	8,800	473,880
TCL Electronics Holdings Ltd. (Household Durables)	379,000	292,997
Tencent Holdings Ltd. (Interactive Media & Services)	216,300	16,972,125
Tianneng Power International Ltd. (Auto Components)	114,000	215,269
TravelSky Technology Ltd., Class H (IT Services)	300,000	701,560
Trip.com Group Ltd. ADR (Internet & Direct Marketing Retail) (a)	11,200	443,856
Vipshop Holdings Ltd. ADR (Internet & Direct Marketing Retail) (a)	56,900	1,699,034
Weiqiao Textile Co., Class H (Textiles, Apparel & Luxury Goods)	1,500	399
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	20,400	798,946
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	158,500	1,984,792
Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	53,996	650,670
Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	688,000	1,131,017
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	154,943	826,126
Yanzhou Coal Mining Co. Ltd., Class H (Oil, Gas & Consumable Fuels)	1,102,000	1,304,125
Yuexiu Property Co. Ltd. (Real Estate Management & Development)	2,880,000	652,011
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	8,900	526,969
		132,913,551

	Shares	Value
Common Stocks
Colombia 0.0% ‡
Corp. Financiera Colombiana SA (Diversified Financial Services) (a)	9,604	$ 85,845
Grupo Energia Bogota SA ESP (Gas Utilities)	18,055	13,264
		99,109
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(d)(e)(f)	19,000	53,475
Hong Kong 1.4%
AIA Group Ltd. (Insurance)	64,000	776,322
China Lumena New Materials Corp. (Chemicals) (a)(d)(e)(f)	6,500	0
China Metal Recycling Holdings Ltd. (Metals & Mining) (a)(d)(e)(f)	75,000	0
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	11,000	647,200
Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)	633,500	1,370,637
Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	660,000	966,131
PAX Global Technology Ltd. (Electronic Equipment, Instruments & Components)	226,000	242,742
Xinyi Glass Holdings Ltd. (Building Products)	328,000	1,071,661
		5,074,693
India 10.9%
Aarti Drugs Ltd. (Pharmaceuticals)	35,676	338,785
Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure) (a)	122,289	1,174,824
Ambuja Cements Ltd. (Construction Materials)	56,213	237,457
Asian Paints Ltd. (Chemicals)	27,566	956,673
Bajaj Auto Ltd. (Automobiles) (a)	1,973	99,052
Bajaj Finance Ltd. (Consumer Finance) (a)	25,000	1,760,903
Balkrishna Industries Ltd. (Auto Components)	1,942	44,849
Bandhan Bank Ltd. (Banks) (a)(b)	16,804	77,891
BASF India Ltd. (Chemicals)	1,316	37,254
Birla Corp. Ltd. (Construction Materials)	26,795	348,105
Cipla Ltd. (Pharmaceuticals) (a)	8,099	90,291
Colgate-Palmolive India Ltd. (Personal Products)	2,733	58,289
Divi's Laboratories Ltd. (Life Sciences Tools & Services) (a)	23,252	1,152,141
Dr Reddy's Laboratories Ltd. (Pharmaceuticals)	2,598	160,470
Eicher Motors Ltd. (Automobiles) (a)	22,000	783,531
GAIL India Ltd. (Gas Utilities)	535,476	992,385
Graphite India Ltd. (Electrical Equipment) (a)	52,000	364,145
Grasim Industries Ltd. (Construction Materials)	60,000	1,190,378
Havells India Ltd. (Electrical Equipment)	4,892	70,282
HCL Technologies Ltd. (IT Services)	25,301	340,046
HDFC Bank Ltd. (Banks) (a)	102,000	2,083,771
Hero MotoCorp Ltd. (Automobiles)	4,344	173,109
Hindalco Industries Ltd. (Metals & Mining)	166,032	742,235
Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	15,310	49,104
Hindustan Unilever Ltd. (Household Products)	4,635	154,143
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	24,737	845,197
ICICI Bank Ltd. (Banks)	397,931	3,168,154
ICICI Lombard General Insurance Co. Ltd. (Insurance) (b)	28,000	548,865
Info Edge India Ltd. (Interactive Media & Services)	14,800	866,487

	Shares	Value
Common Stocks
India
Infosys Ltd. (IT Services)	192,769	$ 3,606,950
Ipca Laboratories Ltd. (Pharmaceuticals)	1,551	40,385
ITC Ltd. (Tobacco)	20,887	62,421
JSW Steel Ltd. (Metals & Mining)	334,889	2,145,681
Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure) (a)	24,000	955,536
Larsen & Toubro Infotech Ltd. (IT Services) (b)	1,169	64,823
Larsen & Toubro Ltd. (Construction & Engineering)	8,000	155,254
Laurus Labs Ltd. (Pharmaceuticals) (b)	37,339	184,872
Mahindra & Mahindra Ltd. (Automobiles)	18,042	196,241
Motherson Sumi Systems Ltd. (Auto Components) (a)	108,201	298,126
Muthoot Finance Ltd. (Consumer Finance) (a)	3,920	64,654
NMDC Ltd. (Metals & Mining)	216,327	400,470
NTPC Ltd. (Independent Power and Renewable Electricity Producers)	99,413	144,876
Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	58,348	81,520
Petronet LNG Ltd. (Oil, Gas & Consumable Fuels)	16,745	51,451
PI Industries Ltd. (Chemicals)	1,863	57,540
Power Grid Corp. of India Ltd. (Electric Utilities)	42,697	125,935
REC Ltd. (Diversified Financial Services)	251,578	451,276
Redington India Ltd. (Electronic Equipment, Instruments & Components) (a)	28,298	73,867
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	166,171	4,552,593
State Bank of India (Banks)	463,850	2,311,201
Tata Consultancy Services Ltd. (IT Services)	18,476	803,049
Tata Consumer Products Ltd. (Food Products)	116,000	1,013,659
Tata Steel Ltd. (Metals & Mining)	39,096	434,119
Tech Mahindra Ltd. (IT Services)	14,024	190,171
UltraTech Cement Ltd. (Construction Materials)	2,707	249,469
UPL Ltd. (Chemicals)	11,088	97,339
Vedanta Ltd. (Metals & Mining)	233,349	730,076
		38,452,370
Indonesia 0.7%
Adaro Energy Tbk. PT (Oil, Gas & Consumable Fuels)	3,403,000	275,286
Bank Central Asia Tbk. PT (Banks)	670,000	1,433,408
Indah Kiat Pulp & Paper Tbk. PT (Paper & Forest Products)	751,500	540,666
Indofood Sukses Makmur Tbk. PT (Food Products)	762,900	346,653
		2,596,013
Malaysia 1.1%
AMMB Holdings Bhd. (Banks)	289,400	204,496
CIMB Group Holdings Bhd. (Banks)	554,100	579,957
Comfort Glove Bhd. (Chemicals)	387,600	174,801
Hartalega Holdings Bhd. (Health Care Equipment & Supplies)	121,600	261,881
Hong Leong Financial Group Bhd. (Banks)	5,400	22,686
Kossan Rubber Industries (Health Care Equipment & Supplies)	245,300	192,856
Lotte Chemical Titan Holding Bhd. (Chemicals) (b)	527,600	324,462
Malayan Banking Bhd. (Banks)	164,300	326,896
Malaysian Pacific Industries Bhd. (Semiconductors & Semiconductor Equipment)	25,300	237,349
Public Bank Bhd. (Banks)	715,000	724,225

	Shares	Value
Common Stocks
Malaysia
Sime Darby Bhd. (Industrial Conglomerates)	352,200	$ 203,854
Supermax Corp. Bhd. (Health Care Equipment & Supplies)	196,135	180,218
Top Glove Corp. Bhd. (Health Care Equipment & Supplies)	257,900	281,131
		3,714,812
Mexico 1.5%
ALEATICA SAB de CV (Transportation Infrastructure)	13,300	14,641
Alpek SAB de CV (Chemicals)	530,400	494,862
Alsea SAB de CV (Hotels, Restaurants & Leisure) (a)	430,000	637,021
Becle SAB de CV (Beverages)	317,800	727,040
Grupo Financiero Banorte SAB de CV, Class O (Banks)	260,000	1,464,507
La Comer SAB de CV (Food & Staples Retailing)	91,400	183,431
Macquarie Mexico Real Estate Management SA de CV (Equity Real Estate Investment Trusts) (b)	220,700	275,234
Ternium SA, Sponsored ADR (Metals & Mining)	41,000	1,592,440
		5,389,176
Peru 0.6%
Southern Copper Corp. (Metals & Mining)	30,200	2,049,674
Philippines 0.1%
PLDT, Inc. (Wireless Telecommunication Services)	13,590	341,867
Poland 1.0%
Asseco Poland SA (Software)	29,206	499,589
Cyfrowy Polsat SA (Media)	77,775	581,753
Dino Polska SA (Food & Staples Retailing) (a)(b)	16,922	1,115,887
Enea SA (Electric Utilities) (a)	12,545	20,158
PlayWay SA (Entertainment)	473	65,470
Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	261,668	398,206
Powszechny Zaklad Ubezpieczen SA (Insurance) (c)	71,000	612,642
Warsaw Stock Exchange (Capital Markets)	5,254	60,890
		3,354,595
Republic of Korea 13.8%
Celltrion Healthcare Co. Ltd. (Health Care Providers & Services) (a)	437	52,513
Celltrion, Inc. (Biotechnology) (a)	1,673	479,689
DL E&C Co. Ltd. (Construction & Engineering) (a)	6,051	644,264
DL Holdings Co. Ltd. (Construction & Engineering)	4,826	373,117
Hana Financial Group, Inc. (Banks)	19,812	749,241
Hankook & Co. Co Ltd. (Auto Components)	5,522	90,265
Hankook Tire & Technology Co. Ltd. (Auto Components)	23,862	1,034,178
Hanwha Corp. (Industrial Conglomerates)	28,782	809,990
Hyundai Mobis Co. Ltd. (Auto Components)	5,000	1,290,038
Kakao Corp. (Interactive Media & Services)	3,000	1,320,080
KB Financial Group, Inc. (Banks)	88,643	4,401,799
Kia Motors Corp. (Automobiles)	56,364	4,128,629
KIWOOM Securities Co. Ltd. (Capital Markets)	6,500	723,658
KT Skylife Co. Ltd. (Media)	50,610	386,367

	Shares	Value
Common Stocks
Republic of Korea
Kumho Petrochemical Co. Ltd. (Chemicals)	6,738	$ 1,577,707
LG Chem Ltd. (Chemicals)	1,980	1,408,350
LOTTE Himart Co. Ltd. (Specialty Retail)	2,344	86,780
Meritz Securities Co. Ltd. (Capital Markets)	124,746	508,133
NAVER Corp. (Interactive Media & Services)	4,451	1,482,683
NCSoft Corp. (Entertainment)	760	586,243
NH Investment & Securities Co. Ltd. (Capital Markets)	43,526	448,048
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	110	72,702
Samsung C&T Corp. (Industrial Conglomerates)	6,000	660,040
Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	6,600	1,093,439
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	203,186	14,613,952
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	3,681	2,146,640
Seegene, Inc. (Biotechnology)	6,276	721,456
Shinhan Financial Group Co. Ltd. (Banks)	16,335	540,531
SK Gas Ltd. (Oil, Gas & Consumable Fuels)	3,676	345,919
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	35,345	4,138,027
S-Oil Corp. (Oil, Gas & Consumable Fuels)	15,000	1,076,209
Woori Financial Group, Inc. (Banks)	58,463	521,737
		48,512,424
Russia 3.0%
Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	337,843	2,025,369
MMC Norilsk Nickel PJSC ADR (Metals & Mining)	21,785	681,653
PhosAgro PJSC GDR (Chemicals)	33,074	576,149
Polymetal International plc (Metals & Mining)	49,203	962,865
Sberbank of Russia PJSC, Sponsored ADR (Banks)	147,992	2,280,557
Severstal PAO GDR (Metals & Mining)	5,005	101,997
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	10,481	47,426
Tatneft PJSC (Oil, Gas & Consumable Fuels)	68,694	543,210
TCS Group Holding plc GDR (Banks)	42,000	2,436,000
Yandex NV, Class A (Interactive Media & Services) (a)	16,000	1,024,960
		10,680,186
Singapore 0.0% ‡
IGG, Inc. (Entertainment)	117,000	150,801
South Africa 4.0%
Absa Group Ltd. (Banks)	97,919	836,491
AECI Ltd. (Chemicals)	16,799	117,775
DataTec Ltd. (Electronic Equipment, Instruments & Components) (a)	68,033	119,841
DRDGOLD Ltd. (Metals & Mining)	279,180	255,915
Gold Fields Ltd. (Metals & Mining)	28,502	265,536
Harmony Gold Mining Co. Ltd. (Metals & Mining)	29,617	125,611
Impala Platinum Holdings Ltd. (Metals & Mining)	153,659	2,849,667
Imperial Logistics Ltd. (Air Freight & Logistics)	19,761	63,353
JSE Ltd. (Capital Markets)	15,751	119,157
Kumba Iron Ore Ltd. (Metals & Mining)	24,000	989,431
Motus Holdings Ltd. (Specialty Retail)	30,871	180,060

	Shares	Value
Common Stocks
South Africa
MTN Group (Wireless Telecommunication Services)	194,958	$ 1,147,161
Naspers Ltd., Class N (Internet & Direct Marketing Retail)	25,860	6,187,671
Nedbank Group Ltd. (Banks)	3,987	37,817
Royal Bafokeng Platinum Ltd. (Metals & Mining)	18,098	134,877
Sibanye Stillwater Ltd. (Metals & Mining)	116,756	514,169
Vodacom Group Ltd. (Wireless Telecommunication Services)	17,085	146,149
		14,090,681
Spain 0.0% ‡
Banco Santander SA (Banks)	12,271	41,314
Taiwan 11.9%
Accton Technology Corp. (Communications Equipment)	86,000	831,879
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	34,000	1,072,443
Asia Cement Corp. (Construction Materials)	250,000	418,813
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,800	652,928
Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	125,000	1,631,882
Cathay Financial Holding Co. Ltd. (Insurance)	500,000	840,255
Chailease Holding Co. Ltd. (Diversified Financial Services)	348,000	2,402,692
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	154,000	1,554,411
Fubon Financial Holding Co. Ltd. (Insurance)	186,000	370,266
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	34,000	893,702
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	82,001	2,784,810
Nantex Industry Co. Ltd. (Chemicals)	42,000	161,918
Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	97,000	1,954,754
Pegatron Corp. (Technology Hardware, Storage & Peripherals)	435,000	1,129,692
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	64,000	1,108,050
Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	204,000	569,825
Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	490,000	935,934
TaiDoc Technology Corp. (Health Care Equipment & Supplies)	79,000	513,598
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	970,000	19,955,490
United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	615,000	1,082,010
Wistron Corp. (Technology Hardware, Storage & Peripherals)	760,000	892,300
		41,757,652
Tanzania 0.1%
AngloGold Ashanti Ltd. (Metals & Mining)	12,899	281,261
Thailand 1.9%
Bangkok Bank PCL NVDR (Banks)	124,100	500,371
Carabao Group PCL NVDR (Beverages)	140,000	577,920
Charoen Pokphand Foods PCL NVDR (Food Products)	979,000	924,176
Energy Absolute PCL NVDR (Independent Power and Renewable Electricity Producers)	310,000	615,040
Kasikornbank PCL NVDR (Banks)	84,800	393,472
PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	342,100	1,247,981
Siam Cement PCL (The) NVDR (Construction Materials)	51,300	654,998
Siam Commercial Bank PCL (The) NVDR (Banks)	41,600	148,429

	Shares	Value
Common Stocks
Thailand
Srisawad Corp. PCL NVDR (Consumer Finance)	549,000	$ 1,497,672
		6,560,059
Turkey 0.5%
Anadolu Efes Biracilik ve Malt Sanayii A/S (Beverages)	122,264	312,129
Coca-Cola Icecek A/S (Beverages)	25,498	212,451
Ford Otomotiv Sanayi A/S (Automobiles)	19,000	444,785
Haci Omer Sabanci Holding A/S (Diversified Financial Services)	213,416	222,274
Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	107,314	430,179
		1,621,818
Total Common Stocks (Cost $253,274,563)		336,720,696

Preferred Stocks 2.3%
Brazil 0.7%
Centrais Eletricas Brasileiras SA, 2.89% (Electric Utilities)	59,600	368,592
Itau Unibanco Holding SA, 0.66% (Banks)	107,400	533,695
Petroleo Brasileiro SA, 3.34% (Oil, Gas & Consumable Fuels)	269,000	1,151,768
Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.59% (Metals & Mining)	81,700	248,207
		2,302,262
Chile 0.3%
Sociedad Quimica y Minera de Chile SA, 0.00% ADR (Chemicals)	22,000	1,167,540
Republic of Korea 1.3%
Hyundai Motor Co., 2.84% (Automobiles)	7,845	693,174
Hyundai Motor Co., 2.95% (Automobiles)	7,690	665,889
LG Chem Ltd., 2.56% (Chemicals)	1,914	649,416
LG Household & Health Care Ltd., 1.57% (Personal Products)	110	66,578
Samsung Electronics Co. Ltd., 1.88% (Technology Hardware, Storage & Peripherals)	36,340	2,343,998
		4,419,055
Total Preferred Stocks (Cost $6,500,093)		7,888,857

	Shares	Value
Exchange-Traded Fund 0.2%
United States 0.2%
iShares MSCI Saudi Arabia ETF	22,080	793,334
Total Exchange-Traded Fund (Cost $609,325)		793,334

	Number of Rights	Value
Rights 0.0% ‡
Chile 0.0% ‡
Sociedad Quimica y Minera de Chile SA (Chemicals)
Expires 4/19/21 (a)	4,101	$ 12,713
Total Rights (Cost $0)		12,713

	Shares
Short-Term Investment 0.0% ‡
Affiliated Investment Company 0.0% ‡
United States 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (g)	147,399	147,399
Total Short-Term Investment (Cost $147,399)		147,399
Total Investments (Cost $260,531,380)	98.2%	345,562,999
Other Assets, Less Liabilities	1.8	6,199,348
Net Assets	100.0%	$ 351,762,347

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $659,089. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $714,718.
(d)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, the total market value was $53,475, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(e)	Illiquid security—As of March 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $53,475, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of March 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 335,476,977	$ 1,190,244	$ 53,475	$ 336,720,696
Rights	12,713	—	—	12,713
Preferred Stocks	7,888,857	—	—	7,888,857
Exchange-Traded Fund	793,334	—	—	793,334
Short-Term Investment
Affiliated Investment Company	147,399	—	—	147,399
Total Investments in Securities	$ 344,319,280	$ 1,190,244	$ 53,475	$ 345,562,999

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 2.8%
General Dynamics Corp.	33,763	$ 6,130,010
Lockheed Martin Corp.	30,784	11,374,688
Raytheon Technologies Corp.	123,440	9,538,209
		27,042,907
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	47,996	8,158,840
Banks 6.3%
Bank of America Corp.	250,242	9,681,863
JPMorgan Chase & Co.	112,543	17,132,421
PNC Financial Services Group, Inc. (The)	49,320	8,651,221
Truist Financial Corp.	276,462	16,123,264
U.S. Bancorp	173,580	9,600,710
		61,189,479
Beverages 2.8%
Coca-Cola Co. (The)	170,469	8,985,421
Coca-Cola European Partners plc	135,910	7,089,066
PepsiCo, Inc.	75,470	10,675,231
		26,749,718
Biotechnology 3.3%
AbbVie, Inc.	154,136	16,680,598
Amgen, Inc.	62,733	15,608,598
		32,289,196
Capital Markets 3.7%
BlackRock, Inc.	19,530	14,724,839
CME Group, Inc.	37,073	7,571,418
Lazard Ltd., Class A	189,816	8,258,894
T. Rowe Price Group, Inc.	32,108	5,509,733
		36,064,884
Chemicals 4.8%
Dow, Inc.	233,030	14,899,938
LyondellBasell Industries NV, Class A	90,813	9,449,093
Nutrien Ltd.	305,930	16,486,568
PPG Industries, Inc.	34,216	5,141,296
		45,976,895
Commercial Services & Supplies 1.9%
Republic Services, Inc.	89,703	8,911,993
Waste Management, Inc.	71,829	9,267,378
		18,179,371
Communications Equipment 1.4%
Cisco Systems, Inc.	255,208	13,196,806

	Shares	Value
Common Stocks
Containers & Packaging 1.0%
Amcor plc	801,389	$ 9,360,223
Diversified Telecommunication Services 2.8%
AT&T, Inc.	346,566	10,490,553
Verizon Communications, Inc.	290,625	16,899,843
		27,390,396
Electric Utilities 4.9%
Alliant Energy Corp.	101,951	5,521,666
American Electric Power Co., Inc.	94,668	8,018,380
Duke Energy Corp.	75,801	7,317,070
Entergy Corp.	120,487	11,984,842
Evergy, Inc.	131,741	7,842,542
Eversource Energy	81,759	7,079,512
		47,764,012
Electrical Equipment 3.1%
Eaton Corp. plc	116,515	16,111,694
Emerson Electric Co.	153,919	13,886,572
		29,998,266
Equity Real Estate Investment Trusts 3.6%
American Tower Corp.	35,087	8,387,898
Iron Mountain, Inc.	376,026	13,916,723
Welltower, Inc.	85,778	6,144,278
WP Carey, Inc.	87,954	6,223,625
		34,672,524
Food & Staples Retailing 1.4%
Walmart, Inc.	98,641	13,398,407
Health Care Equipment & Supplies 1.8%
Medtronic plc	145,313	17,165,825
Health Care Providers & Services 1.9%
CVS Health Corp.	115,522	8,690,720
UnitedHealth Group, Inc.	25,157	9,360,165
		18,050,885
Hotels, Restaurants & Leisure 2.3%
Las Vegas Sands Corp.	80,104	4,867,119
McDonald's Corp.	54,616	12,241,630
Vail Resorts, Inc.	16,219	4,730,434
		21,839,183
Household Durables 0.8%
Leggett & Platt, Inc.	166,334	7,593,147

	Shares	Value
Common Stocks
Household Products 3.3%
Colgate-Palmolive Co.	56,602	$ 4,461,936
Kimberly-Clark Corp.	94,006	13,071,534
Procter & Gamble Co. (The)	102,613	13,896,878
		31,430,348
Industrial Conglomerates 1.4%
Honeywell International, Inc.	61,568	13,364,566
Insurance 5.8%
Allianz SE, Sponsored ADR	359,806	9,203,837
Arthur J Gallagher & Co.	103,606	12,926,921
Marsh & McLennan Cos., Inc.	52,961	6,450,650
MetLife, Inc.	315,761	19,195,111
Travelers Cos., Inc. (The)	56,602	8,512,941
		56,289,460
IT Services 1.7%
Automatic Data Processing, Inc.	27,551	5,192,537
International Business Machines Corp.	48,658	6,484,165
Paychex, Inc.	52,299	5,126,348
		16,803,050
Leisure Products 1.0%
Hasbro, Inc.	96,869	9,311,048
Media 2.1%
Comcast Corp., Class A	274,075	14,830,198
Omnicom Group, Inc.	75,767	5,618,123
		20,448,321
Multiline Retail 1.1%
Target Corp.	54,881	10,870,280
Multi-Utilities 4.0%
Ameren Corp.	124,459	10,125,984
CMS Energy Corp.	83,921	5,137,644
Dominion Energy, Inc.	105,592	8,020,768
NiSource, Inc.	213,831	5,155,466
WEC Energy Group, Inc.	108,902	10,192,138
		38,632,000
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	124,197	13,014,604
Enterprise Products Partners LP	461,033	10,151,947
Magellan Midstream Partners LP	170,176	7,378,831
Phillips 66	91,712	7,478,196
		38,023,578

	Shares	Value
Common Stocks
Pharmaceuticals 5.5%
Eli Lilly and Co.	40,383	$ 7,544,352
Johnson & Johnson	110,557	18,170,043
Merck & Co., Inc.	200,260	15,438,043
Pfizer, Inc.	319,754	11,584,688
		52,737,126
Semiconductors & Semiconductor Equipment 6.8%
Analog Devices, Inc.	93,344	14,475,787
Broadcom, Inc.	21,516	9,976,109
Intel Corp.	179,076	11,460,864
KLA Corp.	47,996	15,857,878
Texas Instruments, Inc.	72,822	13,762,630
		65,533,268
Software 2.0%
Microsoft Corp.	80,435	18,964,160
Specialty Retail 1.4%
Home Depot, Inc. (The)	43,031	13,135,213
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	71,498	8,733,481
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	316,444	6,224,453
Tobacco 3.1%
Altria Group, Inc.	257,525	13,174,979
British American Tobacco plc, Sponsored ADR	170,138	6,591,146
Philip Morris International, Inc.	118,170	10,486,406
		30,252,531
Trading Companies & Distributors 1.5%
MSC Industrial Direct Co., Inc., Class A	78,780	7,105,168
Watsco, Inc.	27,394	7,142,986
		14,248,154
Total Common Stocks (Cost $741,132,461)		941,082,001

	Shares	Value
Short-Term Investment 2.6%
Affiliated Investment Company 2.6%
MainStay U.S. Government Liquidity Fund, 0.01% (a)	25,327,601	$ 25,327,601
Total Short-Term Investment (Cost $25,327,601)		25,327,601
Total Investments (Cost $766,460,062)	100.1%	966,409,602
Other Assets, Less Liabilities	(0.1)	(724,207)
Net Assets	100.0%	$ 965,685,395

†	Percentages indicated are based on Portfolio net assets.
(a)	Current yield as of March 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 941,082,001	$ —	$ —	$ 941,082,001
Short-Term Investment
Affiliated Investment Company	25,327,601	—	—	25,327,601
Total Investments in Securities	$ 966,409,602	$ —	$ —	$ 966,409,602

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.3%
Electric Utilities 62.1%
American Electric Power Co., Inc.	640,448	$ 54,245,946
Duke Energy Corp.	548,145	52,912,437
Edison International	1,132,737	66,378,388
Entergy Corp.	272,300	27,085,681
Evergy, Inc.	904,621	53,852,088
Exelon Corp.	1,250,286	54,687,510
FirstEnergy Corp.	1,562,918	54,217,625
NextEra Energy, Inc.	1,933,432	146,186,794
NRG Energy, Inc.	553,795	20,894,685
PG&E Corp. (a)	5,601,564	65,594,314
Portland General Electric Co.	45,059	2,138,951
Southern Co. (The)	1,467,282	91,206,249
		689,400,668
Independent Power and Renewable Electricity Producers 9.4%
AES Corp. (The)	1,937,679	51,949,174
Clearway Energy, Inc., Class C	253,958	7,146,378
NextEra Energy Partners LP	220,703	16,084,835
Sunnova Energy International, Inc. (a)	248,523	10,144,709
Vistra Corp.	1,068,330	18,888,074
		104,213,170
Multi-Utilities 25.8%
CenterPoint Energy, Inc.	2,387,498	54,076,830
Dominion Energy, Inc.	957,043	72,696,986
NiSource, Inc.	1,340,484	32,319,069
Public Service Enterprise Group, Inc.	692,631	41,703,313
Sempra Energy	652,243	86,474,377
		287,270,575
Total Common Stocks (Cost $960,734,378)		1,080,884,413
Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	20,686,676	20,686,676
Total Short-Term Investment (Cost $20,686,676)		20,686,676
Total Investments (Cost $981,421,054)	99.2%	1,101,571,089
Other Assets, Less Liabilities	0.8	9,042,369
Net Assets	100.0%	$ 1,110,613,458

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2021.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,080,884,413	$ —	$ —	$ 1,080,884,413
Short-Term Investment
Affiliated Investment Company	20,686,676	—	—	20,686,676
Total Investments in Securities	$ 1,101,571,089	$ —	$ —	$ 1,101,571,089

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.5%
Corporate Bonds 4.3%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	$ 200,000	$ 231,750
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	900,000	968,130
		1,199,880
Auto Manufacturers 0.2%
Ford Motor Co.
8.50%, due 4/21/23	300,000	334,500
9.00%, due 4/22/25	600,000	726,669
		1,061,169
Building Materials 0.0% ‡
U.S. Concrete, Inc.
5.125%, due 3/1/29 (a)	200,000	206,000
Chemicals 0.1%
Kraton Polymers LLC
4.25%, due 12/15/25 (a)	400,000	401,500
Nouryon Holding BV
8.00%, due 10/1/26 (a)	500,000	531,875
		933,375
Commercial Services 0.6%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	904,570
Jaguar Holding Co. II
4.625%, due 6/15/25 (a)	1,200,000	1,251,960
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	1,040,990
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	500,000	440,590
		3,638,110
Distribution & Wholesale 0.1%
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	524,375
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	350,000	356,318
		880,693
Electric 0.4%
NRG Energy, Inc.
7.25%, due 5/15/26	1,300,000	1,352,000
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,545,030
		2,897,030

	Principal Amount	Value
Corporate Bonds
Entertainment 0.1%
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	$ 900,000	$ 961,749
Environmental Control 0.3%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	1,000,000	1,015,000
4.25%, due 6/1/25	500,000	515,000
8.50%, due 5/1/27	228,000	251,085
		1,781,085
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	256,992
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	500,000	536,000
		792,992
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	124,526
Iron & Steel 0.1%
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	333,214
Lodging 0.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	407,692
8.625%, due 6/1/25 (a)	1,000,000	1,112,000
		1,519,692
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	221,650
Media 0.2%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	374,162
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	600,000	640,755
		1,014,917
Mining 0.1%
Kaiser Aluminum Corp.
6.50%, due 5/1/25 (a)	650,000	688,805

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.1%
Koppers, Inc.
6.00%, due 2/15/25 (a)	$ 500,000	$ 515,395
Oil & Gas Services 0.1%
USA Compression Partners LP
6.875%, due 4/1/26	360,000	369,225
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	399,348
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	1,050,985
Plastipak Holdings, Inc.
6.25%, due 10/15/25 (a)	220,000	226,325
		1,676,658
Pharmaceuticals 0.0% ‡
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	308,214
Real Estate 0.2%
Realogy Group LLC (a)
5.75%, due 1/15/29	1,330,000	1,311,712
7.625%, due 6/15/25	240,000	262,032
		1,573,744
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	357,875
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	307,086
		664,961
Retail 0.4%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	1,003,600
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	624,341
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	1,030,000
		2,657,941
Telecommunications 0.4%
Frontier Communications Corp.
5.875%, due 10/15/27 (a)	280,000	296,800
LogMeIn, Inc.
5.50%, due 9/1/27 (a)	1,100,000	1,151,568

	Principal Amount	Value
Corporate Bonds
Telecommunications
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	$ 670,000	$ 653,451
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	600,000
		2,701,819
Total Corporate Bonds (Cost $27,592,753)		28,722,844
Loan Assignments 93.2%
Aerospace & Defense 2.1%
AI Convoy (Luxembourg) SARL Facility Term Loan B
4.50% (6 Month LIBOR + 3.50%), due 1/18/27 (b)	866,250	864,491
Asplundh Tree Expert LLC Amendment No. 1 Term Loan
1.859% (1 Month LIBOR + 1.75%), due 9/7/27 (b)	2,657,897	2,650,303
Dynasty Acquisition Co., Inc. 2020 Term Loan B1
3.703% (3 Month LIBOR + 3.50%), due 4/6/26 (b)	1,532,717	1,480,988
Dynasty Acquisition Co., Inc. 2020 Term Loan B2
3.703% (3 Month LIBOR + 3.50%), due 4/6/26 (b)	824,042	796,230
Kestrel Bidco, Inc. Term Loan
4.00% (3 Month LIBOR + 3.00%), due 12/11/26 (b)	1,234,375	1,195,544
Russell Investments U.S. Institutional Holdco, Inc. 2025 Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/30/25 (b)	867,733	862,527
Science Applications International Corp. Tranche Term Loan B
1.984% (1 Month LIBOR + 1.875%), due 10/31/25 (b)	879,750	877,825
SkyMiles IP Ltd. Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27 (b)	1,185,714	1,243,666
TransDigm, Inc. Tranche Refinancing Term Loan E
2.359% (1 Month LIBOR + 2.25%), due 5/30/25 (b)	970,219	949,050
TransDigm, Inc. Tranche Refinancing Term Loan F
2.359% (1 Month LIBOR + 2.25%), due 12/9/25 (b)	3,101,676	3,034,004
		13,954,628
Automobile 2.7%
American Axle & Manufacturing, Inc. Tranche Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/6/24 (b)	1,517,751	1,505,735
Autokiniton U.S. Holdings, Inc. Closing Date Term Loan B
6.484% (1 Month LIBOR + 6.375%), due 5/22/25 (b)(c)(d)	1,757,849	1,753,454
Autokiniton U.S. Holdings, Inc., Term Loan
TBD, due 4/6/28	960,000	957,600
Belron Finance U.S. LLC 2019 Dollar Second Incremental Loan
2.462% (3 Month LIBOR + 2.25%), due 10/30/26 (b)	1,234,375	1,225,117
Belron Finance U.S. LLC First Incremental Loan
2.448% (3 Month LIBOR + 2.25%), due 11/13/25 (b)	977,500	971,391
Belron Finance U.S. LLC Initial Term Loan B
2.443% (3 Month LIBOR + 2.25%), due 11/7/24 (b)	967,500	965,686
Chassix, Inc. Initial Term Loan, 5.687%-7.75%
(3 Month LIBOR + 4.50%, 3 Month LIBOR + 5.50%), due 11/15/23 (b)	1,451,250	1,371,431

	Principal Amount	Value
Loan Assignments
Automobile
Clarios Global LP First Lien Amendment No. 1 Dollar Term Loan
3.359% (1 Month LIBOR + 3.25%), due 4/30/26 (b)	$ 1,459,302	$ 1,450,790
IAA, Inc. Initial Term Loan
2.375% (1 Month LIBOR + 2.25%), due 6/28/26 (b)	1,411,418	1,402,597
KAR Auction Services, Inc. Tranche Term Loan B6
2.375% (1 Month LIBOR + 2.25%), due 9/19/26 (b)	736,281	720,943
Mavis Tire Express Services Corp. First Lien Closing Date Term Loan
3.359% (1 Month LIBOR + 3.25%), due 3/20/25 (b)	1,563,263	1,557,401
Mavis Tire Express Services Corp. First Lien Term Loan B2
5.00% (1 Month LIBOR + 4.00%), due 3/20/25 (b)	1,496,250	1,492,976
Wand Newco 3, Inc. First Lien Tranche Term Loan B1
3.109% (1 Month LIBOR + 3.00%), due 2/5/26 (b)	2,660,375	2,624,348
		17,999,469
Banking 1.8%
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
2.861% (1 Month LIBOR + 2.75%), due 5/15/26 (b)	1,477,500	1,444,256
Apollo Commercial Real Estate Finance, Inc. Term Loan B1
4.00% (1 Month LIBOR + 3.50%), due 3/11/28 (b)	750,000	740,625
Broadstreet Partners, Inc. 2020 Initial Term Loan
3.359% (1 Month LIBOR + 3.25%), due 1/27/27 (b)	2,534,750	2,502,671
Brookfield Property REIT, Inc. Initial Term Loan B
2.609% (1 Month LIBOR + 2.50%), due 8/27/25 (b)	1,415,412	1,348,770
Edelman Financial Center LLC First Lien Initial Term Loan
3.115% (1 Month LIBOR + 3.00%), due 7/21/25 (b)	1,661,750	1,648,248
Greenhill & Co., Inc. New Term Loan
3.359% (1 Month LIBOR + 3.25%), due 4/12/24 (b)(c)	669,571	665,386
Jane Street Group LLC Dollar Term Loan
2.859% (1 Month LIBOR + 2.75%), due 1/26/28 (b)	3,825,811	3,780,858
		12,130,814
Beverage, Food & Tobacco 2.2%
8th Avenue Food & Provisions, Inc. First Lien Term Loan
3.611% (1 Month LIBOR + 3.50%), due 10/1/25 (b)	2,561,449	2,555,045
American Seafoods Group LLC First Lien Tranche Term Loan B
3.75% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 8/21/23 (b)	629,832	624,845
Arctic Glacier Group Holdings, Inc. Specified Refinancing Term Loan
4.50% (3 Month LIBOR + 3.50%), due 3/20/24 (b)(c)	619,218	583,613
CHG PPC Parent LLC First Lien Initial Term Loan
2.865% (1 Month LIBOR + 2.75%), due 3/31/25 (b)	1,701,875	1,676,347
Froneri International Ltd. First Lien Facility Term Loan B2
2.359% (1 Month LIBOR + 2.25%), due 1/29/27 (b)	1,473,862	1,451,984
H Food Holdings LLC Initial Term Loan
3.802% (1 Month LIBOR + 3.6875%), due 5/23/25 (b)	1,263,031	1,249,874
JBS USA Lux SA New Term Loan B
2.115% (1 Month LIBOR + 2.00%), due 5/1/26 (b)	3,342,908	3,315,329
Sunshine Investments BV Facility Term Loan B3
3.448% (3 Month LIBOR + 3.25%), due 3/28/25 (b)	1,980,000	1,961,438

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
United Natural Foods, Inc. Initial Term Loan
3.609% (1 Month LIBOR + 3.50%), due 10/22/25 (b)	$ 1,346,306	$ 1,344,470
		14,762,945
Broadcasting & Entertainment 4.5%
Altice France SA USD Incremental Term Loan B13
4.198% (3 Month LIBOR + 4.00%), due 8/14/26 (b)	1,221,875	1,214,849
Charter Communications Operating LLC Term Loan B1
1.86% (1 Month LIBOR + 1.75%), due 4/30/25 (b)	4,837,500	4,824,308
Clear Channel Outdoor Holdings, Inc. Term Loan B
3.712% (3 Month LIBOR + 3.50%), due 8/21/26 (b)	1,723,750	1,655,415
Diamond Sports Group LLC Term Loan
3.36% (1 Month LIBOR + 3.25%), due 8/24/26 (b)	2,950,050	2,062,578
Gray Television, Inc. Term Loan C
2.615% (1 Month LIBOR + 2.50%), due 1/2/26 (b)	2,506,446	2,486,082
Nexstar Broadcasting, Inc. Term Loan B4
2.615% (1 Month LIBOR + 2.50%), due 9/18/26 (b)	2,911,767	2,887,329
Numericable U.S. LLC USD Term Loan B11
2.859% (1 Month LIBOR + 2.75%), due 7/31/25 (b)	1,895,496	1,856,909
Numericable U.S. LLC USD Term Loan B12
3.794% (1 Month LIBOR + 3.6875%), due 1/31/26 (b)	967,476	957,075
Radiate Holdco LLC Term Loan B
4.25% (1 Month LIBOR + 3.50%), due 9/25/26 (b)	3,130,706	3,126,082
Terrier Media Buyer, Inc. First Lien 2021 Term Loan B
3.609% (1 Month LIBOR + 3.50%), due 12/17/26 (b)	3,309,206	3,276,631
Univision Communications, Inc. First Lien 2017 Replacement Repriced Term Loan
3.75% (1 Month LIBOR + 2.75%), due 3/15/24 (b)	3,576,393	3,546,215
WideOpenWest Finance LLC Eighth Amendment Term Loan B
4.25% (1 Month LIBOR + 3.25%), due 8/18/23 (b)	1,913,151	1,904,951
		29,798,424
Buildings & Real Estate 2.4%
Core & Main LP Initial Term Loan
3.75% (3 Month LIBOR + 2.75%), due 8/1/24 (b)	2,544,461	2,533,329
Cushman & Wakefield U.S. Borrower LLC Replacement Term Loan
2.865% (1 Month LIBOR + 2.75%), due 8/21/25 (b)	2,942,794	2,879,524
Hamilton Holdco LLC Term Loan
2.21% (3 Month LIBOR + 2.00%), due 1/2/27 (b)	364,688	361,496
Jeld-Wen, Inc. Term Loan B4
2.109% (1 Month LIBOR + 2.00%), due 12/14/24 (b)	755,859	751,450
Ply Gem Midco, Inc. Initial Term Loan
3.856% (1 Month LIBOR + 3.75%), due 4/12/25 (b)	2,529,962	2,523,005
Realogy Group LLC Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25 (b)	678,458	668,918
SIWF Holdings, Inc. First Lien Initial Term Loan
4.359% (1 Month LIBOR + 4.25%), due 6/15/25 (b)	1,757,918	1,748,030
SIWF Holdings, Inc. Second Lien Initial Term Loan
8.609% (1 Month LIBOR + 8.50%), due 6/15/26 (b)	120,000	119,400

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
SRS Distribution, Inc. First Lien Initial Term Loan
3.109% (1 Month LIBOR + 3.00%), due 5/23/25 (b)	$ 2,046,278	$ 2,014,854
Wilsonart LLC Tranche Term Loan D
4.25% (3 Month LIBOR + 3.25%), due 12/19/23 (b)	2,446,173	2,440,495
		16,040,501
Cargo Transport 0.2%
Genesee & Wyoming, Inc. Initial Term Loan
2.203% (3 Month LIBOR + 2.00%), due 12/30/26 (b)	1,485,000	1,479,431
Chemicals, Plastics & Rubber 4.4%
Allnex (Luxembourg) & Cy S.C.A. Tranche Term Loan B2
4.00% (1 Month LIBOR + 3.25%), due 9/13/23 (b)(c)	958,807	955,212
Allnex (Luxembourg) & Cy S.C.A. Tranche Term Loan B3
4.00% (1 Month LIBOR + 3.25%), due 9/13/23 (b)(c)	722,392	719,683
Alpha 3 B.V. Initial Dollar Term Loan
3.00% (3 Month LIBOR + 2.50%), due 3/18/28 (b)	1,024,000	1,020,160
Aruba Investments Holdings LLC First Lien Initial Dollar Term Loan
4.75% (3 Month LIBOR + 4.00%), due 11/24/27 (b)	533,327	533,327
Cabot Microelectronics Corp. Term Loan B1
2.125% (1 Month LIBOR + 2.00%), due 11/17/25 (b)	786,793	787,284
Diamond (BC) BV Initial USD Term Loan
3.109% (1 Month LIBOR + 3.00%), due 9/6/24 (b)	1,612,500	1,602,925
Emerald Performance Materials LLC Cov-Lite Term Loan
5.00% (1 Month LIBOR + 4.00%), due 8/12/25 (b)	1,200,160	1,200,160
Flex Acquisition Co., Inc. Term Loan
4.00% (1 Month LIBOR + 3.50%), due 3/2/28 (b)	832,863	821,801
INEOS Styrolution Group GmbH 2026 Tranche Dollar Term Loan B
3.25% (3 Month LIBOR + 2.75%), due 1/29/26 (b)	1,940,000	1,931,270
Ineos U.S. Finance LLC 2024 New Dollar Term Loan
2.109% (1 Month LIBOR + 2.00%), due 4/1/24 (b)	1,445,127	1,428,541
Innophos Holdings, Inc. Initial Term Loan
3.609% (1 Month LIBOR + 3.50%), due 2/5/27 (b)	1,485,000	1,480,359
Milk Specialties Co. New Term Loan
5.00% (1 Month LIBOR + 4.00%), due 8/16/23 (b)(c)	743,717	742,478
Minerals Technologies, Inc. New Term Loan B1
3.00% (1 Month LIBOR + 2.25%, 2 Month LIBOR + 2.25%), due 2/14/24 (b)(c)	618,032	617,646
Nouryon Finance BV Initial Dollar Term Loan
2.86% (1 Month LIBOR + 2.75%), due 10/1/25 (b)	2,646,666	2,603,658
Oxea Holding Vier GMBH Tranche Term Loan B2
3.625% (1 Month LIBOR + 3.50%), due 10/14/24 (b)	2,243,750	2,205,420
Pactiv Evergreen, Inc. Tranche U.S. Term Loan B1
2.859% (1 Month LIBOR + 2.75%), due 2/5/23 (b)	583,190	581,185
Parexel International Corp. Initial Term Loan
2.859% (1 Month LIBOR + 2.75%), due 9/27/24 (b)	1,215,632	1,200,436
PPD, Inc. Initial Term Loan
2.75% (1 Month LIBOR + 2.25%), due 1/13/28 (b)	2,688,478	2,674,197

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
PQ Corp. Third Amendment Tranche Term Loan B1
2.462% (3 Month LIBOR + 2.25%), due 2/7/27 (b)	$ 1,164,281	$ 1,154,718
Tricorbraun Holdings, Inc. Closing Date Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 3/3/28 (b)	1,148,025	1,136,724
Tricorbraun Holdings, Inc. First Lien Delayed Draw Term Loan
3.75% (3 Month LIBOR + 3.25%), due 3/3/28 (b)(c)	287	284
Tronox Finance LLC, First Lien Refinancing Term Loan 2.607%-2.677%
(1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/10/28 (b)	1,397,019	1,388,287
Univar Solutions USA, Inc. Term Loan B5
2.109% (1 Month LIBOR + 2.00%), due 7/1/26 (b)	592,500	589,075
Venator Finance SARL Initial Term Loan
3.109% (1 Month LIBOR + 3.00%), due 8/8/24 (b)	1,433,856	1,408,764
		28,783,594
Commercial Services 1.3%
ADMI Corp. Amendment No. 4 Refinancing Term Loan
3.75% (1 Month LIBOR + 3.25%), due 12/23/27 (b)	1,500,000	1,485,208
MHI Holdings LLC Initial Term Loan
5.109% (1 Month LIBOR + 5.00%), due 9/21/26 (b)	1,892,938	1,895,304
Prime Security Services Borrower LLC First Lien 2021 Refinancing Term Loan B1
3.50% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 9/23/26 (b)	3,174,258	3,156,121
Sotheby's 2021 Refinancing Term Loan
5.50% (2 Month LIBOR + 4.75%), due 1/15/27 (b)	2,302,672	2,315,625
		8,852,258
Containers, Packaging & Glass 3.9%
Alliance Laundry Systems LLC Initial Term Loan B
4.25% (3 Month LIBOR + 3.50%), due 10/8/27 (b)	1,795,500	1,789,889
Altium Packaging LLC First Lien 2021 Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/3/28 (b)	3,106,383	3,069,883
Anchor Glass Container Corp. First Lien July 2017 Additional Term Loan
3.75% (3 Month LIBOR + 2.75%), due 12/7/23 (b)	2,099,675	1,848,590
Berlin Packaging LLC Tranche Term Loan B4
3.75% (3 Month LIBOR + 3.25%), due 3/11/28 (b)	2,000,000	1,977,500
Berry Global, Inc. Term Loan Z
1.898% (1 Month LIBOR + 1.75%), due 7/1/26 (b)	2,193,347	2,172,098
BWAY Holding Co. Initial Term Loan
3.443% (3 Month LIBOR + 3.25%), due 4/3/24 (b)	2,865,345	2,798,316
Charter NEX U.S., Inc. First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 12/1/27 (b)	853,890	854,691
Clearwater Paper Corp. Initial Term Loan, 3.125%-3.25%
(1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 7/26/26 (b)	1,077,083	1,074,391
Fort Dearborn Holding Co., Inc. First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.00%), due 10/19/23 (b)	1,412,855	1,408,146
Fort Dearborn Holding Co., Inc. Second Lien Initial Term Loan
9.50% (3 Month LIBOR + 8.50%), due 10/21/24 (b)(c)	1,000,000	997,500
Graham Packaging Co., Inc. 2021 Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 8/4/27 (b)	1,298,051	1,289,397

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Pretium PKG Holdings, Inc. First Lien Initial Term Loan
4.75% (3 Month LIBOR + 4.00%), due 11/5/27 (b)	$ 1,145,047	$ 1,141,707
Reynolds Consumer Products LLC Initial Term Loan
1.859% (1 Month LIBOR + 1.75%), due 2/4/27 (b)	1,303,182	1,296,177
Tank Holding Corp. First Lien 2020 Incremental Term Loan
5.75% (3 Month LIBOR + 5.00%), due 3/26/26 (b)(c)	1,097,250	1,099,079
Tank Holding Corp. First Lien 2020 Refinancing Term Loan, 3.358%-5.50%
(1 Month LIBOR + 3.25%, 3 Month LIBOR + 2.25%), due 3/26/26 (b)	2,218,719	2,180,583
Trident TPI Holdings, Inc. Tranche Term Loan B1
4.00% (3 Month LIBOR + 3.00%), due 10/17/24 (b)	722,400	714,498
		25,712,445
Diversified/Conglomerate Manufacturing 4.5%
AI Ladder (Luxembourg) Subco SARL Facility B
4.609% (1 Month LIBOR + 4.50%), due 7/9/25 (b)(c)	789,889	789,889
Allied Universal Holdco LLC Initial Term Loan
4.359% (1 Month LIBOR + 4.25%), due 7/10/26 (b)	1,982,462	1,975,771
Bright Bidco BV 2018 Refinancing Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/30/24 (b)	1,925,080	1,464,436
EWT Holdings III Corp. First Lien Refinancing 2020 Term Loan
2.615% (1 Month LIBOR + 2.50%), due 12/20/24 (b)	1,960,523	1,955,622
EWT Holdings III Corp., Term Loan
TBD, due 3/12/28	1,750,000	1,740,156
Filtration Group Corp. Initial Dollar Term Loan
3.115% (1 Month LIBOR + 3.00%), due 3/31/25 (b)	1,772,316	1,746,099
Gardner Denver, Inc. 2020 GDI Tranche Dollar Term Loan B2
1.865% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	1,993,609	1,968,689
GYP Holdings III Corp. First Lien 2018 Incremental Term Loan
2.859% (1 Month LIBOR + 2.75%), due 6/1/25 (b)	1,398,493	1,390,189
Hyster-Yale Group, Inc. Term Loan
3.359% (1 Month LIBOR + 3.25%), due 5/30/23 (b)(c)(d)	1,309,028	1,299,210
Ingersoll-Rand Services Co. 2020 Spinco Tranche Dollar Term Loan B1
1.865% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	864,339	853,535
Iron Mountain Information Management LLC Incremental Term Loan B
1.859% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	1,818,750	1,789,195
LTI Holdings, Inc. First Lien Initial Term Loan
3.609% (1 Month LIBOR + 3.50%), due 9/6/25 (b)	1,071,229	1,053,487
Pre-Paid Legal Services, Inc. First Lien Initial Term Loan
3.359% (1 Month LIBOR + 3.25%), due 5/1/25 (b)	2,962,838	2,923,024
QUIKRETE Holdings, Inc. First Lien Initial Term Loan
2.609% (1 Month LIBOR + 2.50%), due 2/1/27 (b)	2,307,583	2,289,752
Red Ventures LLC First Lien Term Loan B2
2.609% (1 Month LIBOR + 2.50%), due 11/8/24 (b)	3,000,464	2,917,327
Red Ventures LLC First Lien Term Loan B3
4.25% (1 Month LIBOR + 3.50%), due 11/8/24 (b)	1,995,000	1,992,506
TRC Companies, Inc. Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 6/21/24 (b)(c)	863,681	858,014

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
WP CPP Holdings LLC First Lien Initial Term Loan
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 4/30/25 (b)	$ 997,556	$ 969,624
		29,976,525
Diversified/Conglomerate Service 3.3%
Applied Systems, Inc. First Lien Closing Date Term Loan, 3.50%-5.25%
(1 Month LIBOR + 3.00%, 3 Month LIBOR + 2.00%, 3 Month LIBOR + 3.00%), due 9/19/24 (b)	2,565,798	2,555,376
Applied Systems, Inc. Second Lien Cov-Lite Term Loan
6.25% (1 Month LIBOR + 5.50%), due 9/19/25 (b)	450,000	450,750
Blackhawk Network Holdings, Inc. First Lien Term Loan
3.109% (1 Month LIBOR + 3.00%), due 6/15/25 (b)	972,500	956,871
Brightview Landscapes, LLC First Lien 2018 Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 8/15/25 (b)	1,094,706	1,087,864
CCC Information Services, Inc. First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 4/29/24 (b)	937,821	936,257
Change Healthcare Holdings, Inc. Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (b)	1,467,752	1,465,184
Greeneden U.S. Holdings I LLC 2020 Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 12/1/27 (b)	1,436,885	1,435,808
IRI Holdings, Inc. First Lien Initial Term Loan
4.359% (1 Month LIBOR + 4.25%), due 12/1/25 (b)	3,184,451	3,176,489
Mitchell International, Inc. First Lien Initial Term Loan
3.359% (1 Month LIBOR + 3.25%), due 11/29/24 (b)	961,361	945,739
MKS Instruments, Inc. Tranche Term Loan B6
1.859% (1 Month LIBOR + 1.75%), due 2/2/26 (b)	694,786	693,570
Monitronics International, Inc. Term Loan
7.75% (1 Month LIBOR + 6.50%), due 3/29/24 (b)(c)	948,907	922,021
TruGreen LP First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	2,726,496	2,721,384
Verint Systems, Inc. Refinancing Term Loan
2.115% (1 Month LIBOR + 2.00%), due 6/28/24 (b)	2,406,250	2,394,219
Verscend Holding Corp. Term Loan B
TBD, due 8/27/25	80,000	79,800
4.615% (1 Month LIBOR + 4.50%), due 8/27/25 (b)	974,995	976,389
WEX, Inc. Term Loan B3
2.359% (1 Month LIBOR + 2.25%), due 5/15/26 (b)	953,050	948,455
		21,746,176
Ecological 0.4%
GFL Environmental, Inc. 2020 Refinancing Term Loan
3.50% (1 Month LIBOR + 3.00%), due 5/30/25 (b)	2,052,161	2,051,429
Sophia, LP Closing Date Term Loan
3.953% (3 Month LIBOR + 3.75%), due 10/7/27 (b)	685,097	683,873
		2,735,302
Electronics 12.6%
ASG Technologies Group, Inc. Replacement Term Loan
4.50% (1 Month LIBOR + 3.50%), due 7/31/24 (b)(c)	1,411,143	1,389,976

	Principal Amount	Value
Loan Assignments
Electronics
Avast Software BV, Initial Dollar Term Loan
TBD, due 3/22/28	$ 200,000	$ 199,812
Barracuda Networks, Inc. First Lien 2020 Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/12/25 (b)	1,948,900	1,944,028
Camelot U.S. Acquisition 1 Co. Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26 (b)	1,246,875	1,244,537
Camelot U.S. Acquisition 1 Co. Initial Term Loan
3.109% (1 Month LIBOR + 3.00%), due 10/30/26 (b)	1,868,454	1,853,661
Castle U.S. Holding Corp. Initial Dollar Term Loan
3.953% (3 Month LIBOR + 3.75%), due 1/29/27 (b)	1,432,010	1,410,529
Cologix, Inc. First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 3/20/24 (b)	1,910,303	1,900,274
CommScope, Inc. Initial Term Loan
3.359% (1 Month LIBOR + 3.25%), due 4/6/26 (b)	4,246,578	4,214,729
DCert Buyer, Inc. First Lien Initial Term Loan
4.109% (1 Month LIBOR + 4.00%), due 10/16/26 (b)	2,478,741	2,472,544
Dell International LLC Refinancing Term Loan B2
2.00% (1 Month LIBOR + 1.75%), due 9/19/25 (b)	2,158,350	2,155,460
Diebold Nixdorf, Inc. New Dollar Term Loan B
2.875% (1 Month LIBOR + 2.75%), due 11/6/23 (b)	640,941	627,721
ECi Macola/MAX Holding LLC First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 11/9/27 (b)	1,995,000	1,988,351
Epicor Software Corp. Term Loan C
4.00% (1 Month LIBOR + 3.25%), due 7/30/27 (b)	3,086,690	3,076,078
Flexera Software LLC First Lien Term Loan B1
4.50% (3 Month LIBOR + 3.75%), due 3/3/28 (b)	2,407,228	2,410,237
Go Daddy Operating Co. LLC Tranche Term Loan B2
1.859% (1 Month LIBOR + 1.75%), due 2/15/24 (b)	2,193,347	2,175,401
Helios Software Holdings, Inc. 2021 Initial Dollar Term Loan
3.93% (3 Month LIBOR + 3.75%), due 3/11/28 (b)	600,000	595,687
Hyland Software, Inc. First Lien 2018 Refinancing Term Loan
4.25% (1 Month LIBOR + 3.50%), due 7/1/24 (b)	3,582,103	3,575,634
Hyland Software, Inc. Second Lien Initial Term Loan
7.75% (1 Month LIBOR + 7.00%), due 7/7/25 (b)	535,333	535,333
Informatica LLC 2020 Dollar Term Loan
3.365% (1 Month LIBOR + 3.25%), due 2/25/27 (b)	990,000	981,338
ION Trading Finance Ltd., Term Loan
TBD, due 3/26/28	1,000,000	997,500
ION Trading Technologies SARL First Lien 2018 Initial Dollar Term Loan
5.00% (1 Month LIBOR + 4.00%), due 11/21/24 (b)	1,450,756	1,449,169
MA FinanceCo. LLC Tranche Term Loan B3
2.859% (1 Month LIBOR + 2.75%), due 6/21/24 (b)	344,067	338,906
McAfee LLC USD Term Loan B
3.859% (1 Month LIBOR + 3.75%), due 9/30/24 (b)	4,100,197	4,099,627
MH Sub I LLC First Lien 2020 June New Term Loan Term Loan
4.75% (1 Month LIBOR + 3.75%), due 9/13/24 (b)	589,424	584,175
MH Sub I LLC First Lien Amendment No. 2 Initial Term Loan
3.609% (1 Month LIBOR + 3.50%), due 9/13/24 (b)	3,032,299	2,994,395

	Principal Amount	Value
Loan Assignments
Electronics
Milano Acquisition Corp. First Lien Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 10/1/27 (b)	$ 523,688	$ 520,851
Misys Ltd. First Lien Dollar Term Loan
4.50% (6 Month LIBOR + 3.50%), due 6/13/24 (b)	2,680,296	2,623,061
Misys Ltd. Second Lien Dollar Term Loan
8.25% (6 Month LIBOR + 7.25%), due 6/13/25 (b)	1,400,000	1,406,000
Oberthur Technologies Holding S.A.S. USD Facility Term Loan B1
4.004% (3 Month LIBOR + 3.75%), due 1/10/24 (b)	1,081,160	1,062,781
Project Alpha Intermediate Holding, Inc. 2021 Refinancing Term Loan
4.15% (3 Month LIBOR + 4.00%), due 4/26/24 (b)	2,021,063	2,012,853
Project Leopard Holdings, Inc. 2018 Repricing Term Loan
5.75% (3 Month LIBOR + 4.75%), due 7/5/24 (b)(c)	1,088,949	1,084,185
Project Leopard Holdings, Inc. 2019 Incremental Term Loan
5.75% (3 Month LIBOR + 4.75%), due 7/5/24 (b)(c)	981,244	977,870
Rocket Software, Inc. First Lien Initial Term Loan
4.359% (1 Month LIBOR + 4.25%), due 11/28/25 (b)	882,000	878,968
Seattle SpinCo, Inc. Initial Term Loan
2.859% (1 Month LIBOR + 2.75%), due 6/21/24 (b)	2,323,570	2,288,716
Solera LLC Dollar Term Loan
2.859% (1 Month LIBOR + 2.75%), due 3/3/23 (b)	1,896,816	1,884,764
SS&C Technologies Holdings, Inc. Term Loan B3
1.859% (1 Month LIBOR + 1.75%), due 4/16/25 (b)	2,089,586	2,065,788
SS&C Technologies Holdings, Inc. Term Loan B4
1.859% (1 Month LIBOR + 1.75%), due 4/16/25 (b)	1,560,195	1,542,448
SS&C Technologies Holdings, Inc. Term Loan B5
1.859% (1 Month LIBOR + 1.75%), due 4/16/25 (b)	1,948,998	1,927,072
Surf Holdings LLC SARL First Lien Dollar Tranche Term Loan
3.676% (3 Month LIBOR + 3.50%), due 3/5/27 (b)	2,036,124	2,014,491
Syncsort, Inc. Term Loan B
TBD, due 3/19/28	1,000,000	996,250
Tempo Acquisition LLC Extended Term Loan
3.359% (1 Month LIBOR + 3.25%), due 11/2/26 (b)	1,959,876	1,957,917
ThoughtWorks, Inc., Cov-Lite Term Loan B
TBD, due 3/17/28	600,000	598,500
Tibco Software, Inc. Second Lien Term Loan
7.36% (1 Month LIBOR + 7.25%), due 3/3/28 (b)	400,000	403,833
Tibco Software, Inc. Term Loan B3
3.86% (1 Month LIBOR + 3.75%), due 6/30/26 (b)	992,500	979,680
Trader Corp. First Lien 2017 Refinancing Term Loan
4.00% (1 Month LIBOR + 3.00%), due 9/28/23 (b)	2,283,127	2,271,711
UKG, Inc. First Lien 2021 Incremental Term Loan
4.00% (3 Month LIBOR + 3.25%), due 5/4/26 (b)	2,212,655	2,209,889
UKG, Inc. First Lien Initial Term Loan
3.859% (1 Month LIBOR + 3.75%), due 5/4/26 (b)	1,723,750	1,720,159
Vertiv Group Corp., Term Loan B
2.869% (1 Month LIBOR + 2.75%), due 3/2/27 (b)	1,980,038	1,964,569
VS Buyer LLC Initial Term Loan B
3.109% (1 Month LIBOR + 3.00%), due 2/28/27 (b)	990,000	985,669

	Principal Amount	Value
Loan Assignments
Electronics
Western Digital Corp. U.S. Term Loan B4
1.865% (1 Month LIBOR + 1.75%), due 4/29/23 (b)	$ 1,021,810	$ 1,020,168
WEX, Inc., Term Loan
TBD, due 3/19/28	1,000,000	996,250
		83,609,545
Entertainment 0.4%
Formula One Management Ltd. USD Facility B3
3.50% (1 Month LIBOR + 2.50%), due 2/1/24 (b)	2,568,089	2,536,702
Finance 7.2%
AAdvantage Loyality IP Ltd. Initial Term Loan
TBD, due 4/20/28	1,400,000	1,430,750
Acuity Specialty Products, Inc. First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/12/24 (b)(c)	1,100,975	1,089,048
Acuris Finance U.S., Inc. Term Loan
4.50% (3 Month LIBOR + 4.00%), due 2/16/28 (b)	875,000	873,359
AlixPartners, LLP Initial Dollar Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/4/28 (b)	1,500,000	1,493,541
Amentum Government Services Holdings LLC First Lien Tranche Term Loan 1
3.609% (1 Month LIBOR + 3.50%), due 1/29/27 (b)	620,313	612,559
Amentum Government Services Holdings LLC First Lien Tranche Term Loan 2
5.50% (3 Month LIBOR + 4.75%), due 1/29/27 (b)	1,000,000	998,750
Blue Tree Holdings, Inc. Term Loan
2.61% (1 Month LIBOR + 2.50%), due 3/4/28 (b)	500,000	497,500
Boxer Parent Co., Inc. 2021 Replacement Dollar Term Loan
3.859% (1 Month LIBOR + 3.75%), due 10/2/25 (b)	2,135,352	2,124,432
Brand Energy & Infrastructure Services, Inc. Initial Term Loan
5.25% (3 Month LIBOR + 4.25%), due 6/21/24 (b)	1,661,501	1,633,204
Colouroz Investment 1 GMBH First Lien Initial Term Loan C
6.00% (3 Month LIBOR + 4.25%), due 9/21/23 (b)(c)	288,270	280,342
Colouroz Investment 2 LLC GMBH First Lien Initial Term Loan B2
6.00% (3 Month LIBOR + 4.25%), due 9/21/23 (b)(c)	1,743,795	1,695,841
Covia Holdings LLC Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 7/31/26 (b)	709,736	685,782
CPC Acquisition Corp. First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/29/27 (b)	1,000,000	994,375
Cyxtera DC Holdings, Inc. Second Lien Initial Term Loan
8.25% (3 Month LIBOR + 7.25%), due 5/1/25 (b)(c)	800,000	791,400
Deerfield Dakota Holding LLC First Lien Initial Dollar Term Loan
4.75% (1 Month LIBOR + 3.75%), due 4/9/27 (b)	992,176	992,176
Endurance International Group Holdings, Inc. Initial Term Loan
4.25% (3 Month LIBOR + 3.50%), due 2/10/28 (b)	3,904,555	3,885,033
Greenrock Finance, Inc., First Lien Initial USD Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/28/24 (b)(c)	969,955	947,403
Indy US Bidco, LLC Tranche Term Loan B1
4.103% (1 Month LIBOR + 4.00%), due 3/6/28 (b)	1,500,000	1,493,250

	Principal Amount	Value
Loan Assignments
Finance
Intelsat Jackson Holdings SA DIP Facility Term Loan
6.50% (3 Month LIBOR + 5.50%), due 7/13/22 (b)	$ 241,525	$ 244,544
IPS Acquisition LLC First Lien Term Loan B2
4.25% (1 Month LIBOR + 3.25%), due 11/7/24 (b)	453,207	453,018
iStar, Inc. Loan, 2.853%-2.856%
(1 Month LIBOR + 2.75%), due 6/28/23 (b)	630,585	629,797
LBM Acquisition LLC First Lien Initial Term Loan
4.50% (1 Week LIBOR + 3.75%), due 12/17/27 (b)	700,000	696,282
LSF11 Skyscraper Holdco SARL, USD Term Loan B
TBD, due 9/29/27	800,000	798,000
Minimax Viking GmbH Facility Term Loan B1C
3.50% (1 Month LIBOR + 2.75%), due 7/31/25 (b)	2,195,239	2,191,810
ON Semiconductor Corp. 2019 New Replacement Term Loan B4
2.115% (1 Month LIBOR + 2.00%), due 9/19/26 (b)	487,563	486,222
Onex TSG Intermediate Corp. Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 2/28/28 (b)	1,000,000	987,083
Pactiv Evergreen, Inc. Tranche U.S. Term Loan B2
3.359% (1 Month LIBOR + 3.25%), due 2/5/26 (b)	623,438	616,034
Park River Holdings, Inc. First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 12/28/27 (b)	833,333	827,828
Peak 10 Holding Corp. First Lien Initial Term Loan
3.703% (3 Month LIBOR + 3.50%), due 8/1/24 (b)	1,158,000	1,074,949
Peraton Corp. First Lien Term Loan B
4.50% (2 Month LIBOR + 3.75%), due 2/1/28 (b)	1,304,392	1,302,217
Pluto Acquisition I, Inc. First Lien 2020 Incremental Term Loan
5.50% (1 Month LIBOR + 5.00%), due 6/22/26 (b)	1,097,250	1,094,507
Potters Industries LLC Initial Term Loan
4.75% (3 Month LIBOR + 4.00%), due 12/14/27 (b)	800,000	800,000
Realpage, Inc. Term Loan
TBD, due 2/18/28	633,846	630,413
Spa Holdings 3 Oy, USD Term Loan B
TBD, due 3/31/28	800,000	800,334
Transplace Holdings, Inc. First Lien Closing Date Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/7/24 (b)(c)	1,161,090	1,161,452
Triton Water Holdings, Inc., Term Loan
TBD, due 3/17/28	1,240,000	1,234,465
Truck Hero, Inc., Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 1/31/28 (b)	1,080,000	1,077,879
USS Ultimate Holdings, Inc. First Lien Initial Term Loan
4.75% (1 Month LIBOR + 3.75%), due 8/25/24 (b)	2,035,094	2,032,550
Vero Parent, Inc. First Lien 2021 Refinancing Term Loan
5.50% (3 Month LIBOR + 4.75%), due 8/16/24 (b)	999,495	998,246
WCG Purchaser Corp. First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 1/8/27 (b)	1,902,292	1,901,698
WildBrain Ltd., Term Loan
TBD, due 3/19/28	1,645,000	1,614,156

	Principal Amount	Value
Loan Assignments
Finance
WIN Waste Innovations Holdings, Inc., Initial Term Term Loan
3.25% (1 Month LIBOR + 0.00%), due 3/24/28 (b)	$ 1,240,000	$ 1,233,283
		47,405,512
Healthcare, Education & Childcare 9.2%
Agiliti Health, Inc. Initial Term Loan
2.875% (1 Month LIBOR + 2.75%), due 1/4/26 (b)	882,000	866,565
AHP Health Partners, Inc. Term Loan B1
4.75% (1 Month LIBOR + 3.75%), due 6/30/25 (b)	1,288,746	1,289,283
Akorn Operating Co. LLC Loan
8.50% (3 Month LIBOR + 7.50%), due 10/1/25 (b)	75,632	77,145
Alliance Healthcare Services, Inc. First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 10/24/23 (b)(c)	790,408	735,079
Alvogen Pharma U.S., Inc. January 2020 Loan
6.25% (3 Month PRIME + 5.25%), due 12/31/23 (b)	1,283,715	1,275,691
Amneal Pharmaceuticals LLC Initial Term Loan
3.625% (1 Month LIBOR + 3.50%), due 5/4/25 (b)	3,168,054	3,107,069
athenahealth, Inc. First Lien Term Loan B1
4.453% (3 Month LIBOR + 4.25%), due 2/11/26 (b)	2,828,665	2,831,021
Auris Luxembourg III SARL Facility Term Loan B2
3.859% (1 Month LIBOR + 3.75%), due 2/27/26 (b)	1,158,804	1,129,110
Avantor Funding, Inc. Initial Dollar Term Loan B3
3.25% (1 Month LIBOR + 2.25%), due 11/21/24 (b)	600,165	600,015
Bausch Health Cos., Inc. Initial Term Loan
3.109% (1 Month LIBOR + 3.00%), due 6/2/25 (b)	4,663,400	4,644,569
Carestream Dental Equipment, Inc. First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.25%), due 9/1/24 (b)	965,000	949,319
Carestream Health, Inc. First Lien 2023 Extended Term Loan
7.75% (3 Month LIBOR + 6.75%), due 5/8/23 (b)	1,903,770	1,894,252
Carestream Health, Inc. Second Lien 2023 Extended Loan
5.50% (3 Month LIBOR + 4.50%), due 8/8/23 (b)	1,482,409	1,334,168
DaVita, Inc. Tranche Term Loan B1
1.859% (1 Month LIBOR + 1.75%), due 8/12/26 (b)	1,713,874	1,703,162
Elanco Animal Health, Inc. Term Loan
1.865% (1 Month LIBOR + 1.75%), due 8/1/27 (b)	1,553,439	1,531,524
Endo Luxembourg Finance Co. SARL 2021 Term Loan
5.75% (1 Month LIBOR + 5.00%), due 3/27/28 (b)	2,300,000	2,276,041
Envision Healthcare Corp. Initial Term Loan
3.865% (1 Month LIBOR + 3.75%), due 10/10/25 (b)	1,832,813	1,574,947
eResearchTechnology, Inc. First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 2/4/27 (b)	1,988,990	1,988,680
ExamWorks Group, Inc. Term Loan B1
4.25% (3 Month LIBOR + 3.25%), due 7/27/23 (b)	2,884,144	2,881,055
FC Compassus LLC Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 12/31/26 (b)(c)	2,066,695	2,064,112
Gentiva Health Services, Inc. First Lien Term Loan B1
2.875% (1 Month LIBOR + 2.75%), due 7/2/25 (b)	1,985,112	1,971,051

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Grifols Worldwide Operations Ltd. Tranche Term Loan B
2.081% (1 Week LIBOR + 2.00%), due 11/15/27 (b)	$ 987,500	$ 976,054
HCA, Inc. Tranche Term Loan B12
1.859% (1 Month LIBOR + 1.75%), due 3/13/25 (b)	2,450,063	2,448,150
Horizon Therapeutics USA, Inc. Incremental Term Loan B2
2.50% (1 Month LIBOR + 2.00%), due 3/15/28 (b)	666,667	664,167
Journey Personal Care Corp. Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	1,000,000	1,000,625
LifePoint Health, Inc. First Lien Term Loan B
3.865% (1 Month LIBOR + 3.75%), due 11/16/25 (b)	3,376,733	3,366,532
Mallinckrodt International Finance SA 2017 Term Loan B
5.50% (1 Month LIBOR + 4.75%), due 9/24/24 (b)(e)(f)	974,778	959,750
National Mentor Holdings, Inc. First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 3/2/28 (b)	612,245	607,908
National Mentor Holdings, Inc. Term Loan C
4.50% (1 Month LIBOR + 3.75%), due 3/2/28 (b)(c)	20,408	20,332
Ortho-Clinical Diagnostics, Inc. Second Amendment New Term Loan
3.359% (1 Month LIBOR + 3.25%), due 6/30/25 (b)	1,610,690	1,607,166
Petco Health and Wellness Co., Inc. First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 3/3/28 (b)	500,000	497,678
Select Medical Corp. Tranche Term Loan B
2.36% (1 Month LIBOR + 2.25%), due 3/6/25 (b)	3,048,392	3,026,480
Sound Inpatient Physicians, Inc. First Lien Initial Term Loan
2.859% (1 Month LIBOR + 2.75%), due 6/27/25 (b)(c)	486,250	483,515
Sunshine Luxembourg VII SARL Facility Term Loan B1
5.00% (3 Month LIBOR + 4.00%), due 10/1/26 (b)	3,511,672	3,506,654
Team Health Holdings, Inc. Initial Term Loan
3.75% (1 Month LIBOR + 2.75%), due 2/6/24 (b)	2,850,648	2,644,994
U.S. Anesthesia Partners, Inc. First Lien Initial Term Loan
4.00% (6 Month LIBOR + 3.00%), due 6/23/24 (b)	2,298,156	2,265,736
		60,799,599
Home and Office Furnishings, Housewares & Durable Consumer Products 0.3%
Serta Simmons Bedding LLC First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.50%), due 11/8/23 (b)	3,396,475	2,192,425
Hotels, Motels, Inns & Gaming 5.3%
Aimbridge Acquisition Co., Inc. First Lien 2019 Initial Term Loan
3.859% (1 Month LIBOR + 3.75%), due 2/2/26 (b)	2,714,984	2,626,747
AP Gaming I LLC First Lien Incremental Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 2/15/24 (b)	1,830,066	1,781,263
Caesars Resort Collection LLC Term Loan B
2.859% (1 Month LIBOR + 2.75%), due 12/23/24 (b)	2,394,222	2,354,118
Churchill Downs, Inc. Facility Term Loan B
2.11% (1 Month LIBOR + 2.00%), due 12/27/24 (b)	1,942,311	1,930,982
CityCenter Holdings LLC Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/18/24 (b)	2,791,250	2,753,646

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Everi Payments, Inc. Term Loan B
3.50% (1 Month LIBOR + 2.75%), due 5/9/24 (b)	$ 2,955,113	$ 2,932,950
Flutter Entertainment plc USD Term Loan
3.703% (3 Month LIBOR + 3.50%), due 7/10/25 (b)	380,782	381,257
Four Seasons Holdings, Inc. First Lien Term Loan
2.109% (1 Month LIBOR + 2.00%), due 11/30/23 (b)	1,443,284	1,438,322
Golden Entertainment, Inc. First Lien Facility Term Loan B
3.75% (1 Month LIBOR + 3.00%), due 10/21/24 (b)	1,600,000	1,578,667
GVC Holdings plc, USD Facility Term Loan B3
3.00% (6 Month LIBOR + 2.00%), due 3/29/24 (b)	1,459,874	1,456,225
Hilton Worldwide Finance LLC Refinancing Term Loan B2
1.859% (1 Month LIBOR + 1.75%), due 6/22/26 (b)	235,804	233,476
PCI Gaming Authority Facility Term Loan B
2.609% (1 Month LIBOR + 2.50%), due 5/29/26 (b)	658,702	653,350
Penn National Gaming, Inc. Facility Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 10/15/25 (b)	1,039,737	1,033,369
Scientific Games International, Inc. Initial Term Loan B5 2.858%-2.864%
(1 Month LIBOR + 2.75%), due 8/14/24 (b)	4,288,160	4,199,717
Station Casinos LLC Facility Term Loan B1
2.50% (1 Month LIBOR + 2.25%), due 2/8/27 (b)	1,644,100	1,616,062
UFC Holdings, LLC First Lien Term Loan B3
3.75% (3 Month LIBOR + 3.00%), due 4/29/26 (b)	3,500,791	3,484,747
Wyndham Destinations, Inc. Term Loan B
2.359% (1 Month LIBOR + 2.25%), due 5/30/25 (b)	1,957,368	1,934,737
Wyndham Hotels & Resorts, Inc. Term Loan B
1.859% (1 Month LIBOR + 1.75%), due 5/30/25 (b)	2,444,868	2,417,363
		34,806,998
Insurance 3.1%
Acrisure LLC 2020 First Lien Term Loan
3.703% (3 Month LIBOR + 3.50%), due 2/15/27 (b)	2,029,817	2,002,415
AmWINS Group, Inc. Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/19/28 (b)	1,995,000	1,980,395
AssuredPartners, Inc. 2020 February Refinancing Term Loan
3.609% (1 Month LIBOR + 3.50%), due 2/12/27 (b)	3,181,246	3,143,468
Asurion LLC New Term Loan B7
3.109% (1 Month LIBOR + 3.00%), due 11/3/24 (b)	455,859	453,865
Asurion LLC New Term Loan B8
3.359% (1 Month LIBOR + 3.25%), due 12/23/26 (b)	997,500	990,435
Asurion LLC New Term Loan B9
3.359% (1 Month LIBOR + 3.25%), due 7/31/27 (b)	500,000	496,042
Asurion LLC Replacement Term Loan B6
3.109% (1 Month LIBOR + 3.00%), due 11/3/23 (b)	1,095,062	1,091,469
Asurion LLC Second Lien Term Loan B3
5.359% (1 Month LIBOR + 5.25%), due 1/31/28 (b)	300,000	305,175
Hub International Ltd. Initial Term Loan
3.215% (3 Month LIBOR + 3.00%), due 4/25/25 (b)	1,415,338	1,394,233

	Principal Amount	Value
Loan Assignments
Insurance
NFP Corp. Closing Date Term Loan
3.359% (1 Month LIBOR + 3.25%), due 2/15/27 (b)	$ 1,944,016	$ 1,912,830
Ryan Specialty Group LLC Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 9/1/27 (b)	997,500	995,837
Sedgwick Claims Management Services, Inc. 2019 Term Loan
3.859% (1 Month LIBOR + 3.75%), due 9/3/26 (b)	982,500	975,868
Sedgwick Claims Management Services, Inc. Initial Term Loan
3.359% (1 Month LIBOR + 3.25%), due 12/31/25 (b)	1,947,613	1,918,095
USI, Inc. 2017 New Term Loan
3.203% (3 Month LIBOR + 3.00%), due 5/16/24 (b)	2,895,000	2,859,331
		20,519,458
Leisure, Amusement, Motion Pictures & Entertainment 2.7%
Alterra Mountain Co. Initial Bluebird Term Loan
2.859% (1 Month LIBOR + 2.75%), due 7/31/24 (b)	3,415,531	3,364,298
Bombardier Recreational Products, Inc. 2020 Replacement Term Loan
2.109% (1 Month LIBOR + 2.00%), due 5/24/27 (b)	3,307,064	3,266,906
Boyd Gaming Corp. Refinacing Term Loan B
2.331% (1 Week LIBOR + 2.25%), due 9/15/23 (b)	1,396,146	1,391,863
Creative Artists Agency LLC Closing Date Term Loan
3.859% (1 Month LIBOR + 3.75%), due 11/27/26 (b)	1,481,250	1,464,586
Fitness International LLC Term Loan A
4.25% (1 Month LIBOR + 3.25%), due 1/8/25 (b)	1,195,313	1,090,723
Fitness International LLC Term Loan B
4.25% (1 Month LIBOR + 3.25%), due 4/18/25 (b)	270,764	248,629
Lions Gate Capital Holdings LLC Term Loan B
2.359% (1 Month LIBOR + 2.25%), due 3/24/25 (b)	1,029,354	1,012,627
Marriott Ownership Resorts, Inc. Refinancing Term Loan
1.859% (1 Month LIBOR + 1.75%), due 8/29/25 (b)	1,313,765	1,272,983
TKC Holdings, Inc First Lien Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 2/1/23 (b)	2,000,686	1,951,503
William Morris Endeavor Entertainment LLC First Lien Term Loan B1 2.86%-2.94%
(1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 5/18/25 (b)	2,639,181	2,484,952
		17,549,070
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.3%
Advanced Drainage Systems, Inc. Initial Term Loan
2.375% (1 Month LIBOR + 2.25%), due 7/31/26 (b)	472,768	472,965
Altra Industrial Motion Corp. Term Loan
2.109% (1 Month LIBOR + 2.00%), due 10/1/25 (b)	1,854,000	1,840,095
Columbus McKinnon Corp. Repriced Term Loan
3.50% (1 Month LIBOR + 2.50%), due 1/31/24 (b)	875,769	869,748
CPM Holdings, Inc. First Lien Initial Term Loan
3.615% (1 Month LIBOR + 3.50%), due 11/17/25 (b)	1,466,249	1,425,315
CPM Holdings, Inc. Second Lien Initial Term Loan
8.365% (1 Month LIBOR + 8.25%), due 11/16/26 (b)(c)	1,000,000	975,000
Titan Acquisition Ltd. Initial Term Loan
3.267% (3 Month LIBOR + 3.00%), due 3/28/25 (b)	1,823,433	1,785,064

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
Welbilt, Inc. 2018 Term Loan B
2.609% (1 Month LIBOR + 2.50%), due 10/23/25 (b)	$ 1,284,178	$ 1,229,601
		8,597,788
Manufacturing 0.4%
CP Atlas Buyer, Inc. Term Loan B
4.25% (3 Month LIBOR + 3.75%), due 11/23/27 (b)	1,500,000	1,488,984
Fluid Flow Products, Inc., Cov-Lite Term Loan
TBD, due 3/17/28	840,000	834,750
Weber-Stephen Products LLC Initial Term Loan B
4.00% (1 Month LIBOR + 3.25%), due 10/30/27 (b)	359,100	358,576
		2,682,310
Mining, Steel, Iron & Non-Precious Metals 1.1%
American Rock Salt Co. LLC First Lien Initial Loan
4.50% (1 Month LIBOR + 3.50%), due 3/21/25 (b)	1,603,197	1,605,201
Gates Global LLC Initial Dollar Term Loan B3
3.50% (1 Month LIBOR + 2.75%), due 3/31/27 (b)	1,951,135	1,945,037
Graftech International Ltd. Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 2/12/25 (b)	1,107,336	1,105,952
MRC Global (U.S.), Inc. 2018 Refinancing Term Loan
3.109% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	1,451,105	1,436,594
U.S. Silica Co. Term Loan
5.00% (1 Month LIBOR + 4.00%), due 5/1/25 (b)	1,454,791	1,398,418
		7,491,202
Oil & Gas 1.7%
Buckeye Partners LP 2021 Tranche Term Loan B1
2.359% (1 Month LIBOR + 2.25%), due 11/1/26 (b)	1,361,276	1,352,200
ChampionX Corp. Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 5/9/25 (b)(c)	202,410	200,892
Fleet Midco I Ltd. Facility B
3.109% (1 Month LIBOR + 3.00%), due 10/7/26 (b)	1,231,250	1,218,937
GIP III Stetson I, LP Initial Term Loan
4.365% (1 Month LIBOR + 4.25%), due 7/18/25 (b)(c)	1,525,084	1,456,931
Keane Group Holdings LLC Initial Term Loan
5.00% (1 Month LIBOR + 4.00%), due 5/25/25 (b)	972,500	950,619
Lucid Energy Group II Borrower LLC Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 2/17/25 (b)	1,358,000	1,311,601
Medallion Midland Acquisition LLC Initial Term Loan
4.25% (1 Month LIBOR + 3.25%), due 10/30/24 (b)	580,500	569,253
Murphy Oil USA, Inc., Tranche Term Loan B
2.25% (1 Month LIBOR + 1.75%), due 1/31/28 (b)	450,000	451,688
NorthRiver Midstream Finance LP Initial Term Loan B
3.488% (3 Month LIBOR + 3.25%), due 10/1/25 (b)	1,173,000	1,155,405
PES Holdings LLC Tranche Term Loan C
TBD, due 12/31/22 (c)(e)(f)	1,105,335	13,817
Prairie ECI Acquiror LP Initial Term Loan
4.859% (1 Month LIBOR + 4.75%), due 3/11/26 (b)	1,185,525	1,147,983

	Principal Amount	Value
Loan Assignments
Oil & Gas
Traverse Midstream Partners LLC Advance
6.50% (1 Month LIBOR + 5.50%), due 9/27/24 (b)	$ 1,243,772	$ 1,234,443
		11,063,769
Personal & Nondurable Consumer Products 0.9%
Caesars Resort Collection LLC Term Loan B1
4.609% (1 Month LIBOR + 4.50%), due 7/21/25 (b)	1,044,750	1,045,534
Foundation Building Materials, Inc. First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 1/31/28 (b)	475,191	470,142
Foundation Building Materials, Inc. First Lien Sailor Term Loan
3.75% (1 Month LIBOR + 3.25%), due 1/31/28 (b)	274,809	271,889
Great Outdoors Group LLC Term Loan B1
5.00% (1 Month LIBOR + 4.25%), due 3/6/28 (b)	2,403,975	2,399,968
Leslie's Poolmart, Inc., Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 3/9/28 (b)	1,000,000	993,333
Prestige Brands, Inc. Term Loan B4
2.109% (1 Month LIBOR + 2.00%), due 1/26/24 (b)	364,126	363,736
Spectrum Brands, Inc. Initial Term Loan
2.50% (3 Month LIBOR + 2.00%), due 3/3/28 (b)	100,000	99,625
		5,644,227
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supply Co., Inc. Restatement Effective Date Term Loan
2.109% (1 Month LIBOR + 2.00%), due 1/15/27 (b)	1,713,800	1,699,876
Hercules Achievement, Inc. First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/16/24 (b)	1,935,054	1,869,343
SRAM LLC First Lien 2018 New Term Loan
3.75% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 3/15/24 (b)	635,402	635,402
		4,204,621
Personal Transportation 0.3%
Uber Technologies, Inc. 2021 Incremental Term Loan
3.609% (1 Month LIBOR + 3.50%), due 4/4/25 (b)	1,741,049	1,731,410
Personal, Food & Miscellaneous Services 1.8%
1011778 B.C. Unlimited Liability Co. Term Loan B4
1.859% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	2,159,387	2,118,898
Aramark Intermediate HoldCo Corp. U.S. Term Loan B3
1.859% (1 Month LIBOR + 1.75%), due 3/11/25 (b)	2,182,663	2,153,041
City Brewing Co. LLC Term Loan B
TBD, due 3/1/26	700,000	696,500
Hillman Group, Inc. The Term Loan B1
TBD, due 2/24/28	637,271	633,687
IRB Holding Corp. 2020 Replacement Term Loan B 2.952%-2.952%
(3 Month LIBOR + 2.75%), due 2/5/25 (b)	2,429,773	2,408,078
IRB Holding Corp. Fourth Amendment Incremental Term Loan
4.25% (1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 12/15/27 (b)	1,163,750	1,160,010

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
KFC Holding Co., 2021 Term Loan B
1.856% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	$ 1,475,056	$ 1,472,948
Weight Watchers International, Inc. Initial Term Loan
5.50% (1 Month LIBOR + 4.75%), due 11/29/24 (b)	1,368,768	1,368,768
		12,011,930
Printing & Publishing 0.9%
Getty Images, Inc. Initial Dollar Term Loan
4.625% (1 Month LIBOR + 4.50%), due 2/19/26 (b)	1,470,719	1,454,173
McGraw Hill LLC First Lien Term Loan B
5.75% (3 Month LIBOR + 4.75%), due 11/1/24 (b)	974,636	971,851
Severin Acquisition LLC First Lien Initial Term Loan
3.356% (1 Month LIBOR + 3.25%), due 8/1/25 (b)	965,126	954,872
Springer Nature Deutschland Initial GmbH Term Loan B
4.00% (1 Month LIBOR + 3.25%), due 8/14/26 (b)	2,793,831	2,789,758
		6,170,654
Radio and TV Broadcasting 0.1%
Nielsen Finance LLC Term Loan B4
2.103% (1 Month LIBOR + 2.00%), due 10/4/23 (b)	855,929	853,682
Retail Store 1.6%
Alphabet Holding Co., Inc. First Lien Initial Term Loan
3.609% (1 Month LIBOR + 3.50%), due 9/26/24 (b)	2,026,500	2,010,939
BJ's Wholesale Club, Inc. First Lien Tranche Term Loan B
2.106% (1 Month LIBOR + 2.00%), due 2/3/24 (b)	1,770,818	1,769,006
EG Group Ltd. Facility Term B
4.254% (3 Month LIBOR + 4.00%), due 2/7/25 (b)	672,089	660,496
EG Group Ltd. USD Additional Facility Loan
4.203% (3 Month LIBOR + 4.00%), due 2/7/25 (b)	1,455,022	1,429,923
Harbor Freight Tools USA, Inc. 2020 Initial Loan
3.75% (1 Month LIBOR + 3.00%), due 10/19/27 (b)	1,867,536	1,864,501
PetSmart LLC Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/11/28 (b)	1,400,000	1,397,666
White Cap Buyer LLC Initial Closing Date Term Loan
4.50% (6 Month LIBOR + 4.00%), due 10/19/27 (b)	1,496,250	1,492,301
		10,624,832
Services: Business 0.5%
Dun & Bradstreet Corp. The Initial Term Borrowing
3.359% (1 Month LIBOR + 3.25%), due 2/6/26 (b)	1,945,125	1,933,271
Intrado Corp. Initial Term Loan B
5.00% (1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 10/10/24 (b)	1,706,444	1,648,320
		3,581,591
Telecommunications 3.7%
Avaya, Inc. Tranche Term Loan B2
4.106% (1 Month LIBOR + 4.00%), due 12/15/27 (b)	1,168,269	1,167,173

	Principal Amount	Value
Loan Assignments
Telecommunications
Azalea TopCo, Inc. First Lien Initial Term Loan
3.712% (3 Month LIBOR + 3.50%), due 7/24/26 (b)	$ 2,462,500	$ 2,443,263
Conduent, Inc. Term Loan B
2.609% (1 Month LIBOR + 2.50%), due 12/7/23 (b)	1,438,582	1,418,802
Connect Finco SARL Term Loan B
4.50% (1 Month LIBOR + 3.50%), due 12/11/26 (b)	1,980,000	1,970,595
CSC Holdings LLC September 2019 Initial Term Loan
2.606% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	3,663,619	3,616,516
Cyxtera DC Holdings, Inc. First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/1/24 (b)(c)	962,500	919,703
Frontier Communications Corp. Initial Term Loan
5.75% (1 Month LIBOR + 4.75%), due 10/8/21 (b)	1,400,000	1,399,125
Intelsat Jackson Holdings SA Tranche Term Loan B3
8.00% (1 Month LIBOR + 4.75%), due 11/27/23 (b)	1,639,180	1,663,084
Level 3 Financing, Inc. Tranche 2027 Term Loan B
1.859% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	1,500,000	1,479,644
Lumen Technologies Inc. Term Loan B
2.359% (1 Month LIBOR + 2.25%), due 3/15/27 (b)	2,708,163	2,675,581
SBA Senior Finance II LLC Initial Term Loan
1.86% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	1,785,176	1,762,365
Telesat Canada Term Loan B5
2.86% (1 Month LIBOR + 2.75%), due 12/7/26 (b)	1,220,447	1,171,120
Zayo Group Holdings, Inc. Initial Dollar Term Loan
3.115% (1 Month LIBOR + 3.00%), due 3/9/27 (b)	2,848,136	2,822,705
		24,509,676
Utilities 3.8%
Astoria Energy LLC 2020 Term B Advance
4.50% (3 Month LIBOR + 3.50%), due 12/10/27 (b)	673,496	673,076
Brookfield WEC Holdings, Inc. First Lien 2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 8/1/25 (b)	2,935,106	2,907,328
Calpine Corp. 2019 Term Loan
2.11% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	3,094,875	3,059,166
Compass Power Generation LLC Tranche Term Loan B1
4.50% (1 Month LIBOR + 3.50%), due 12/20/24 (b)	622,473	617,998
Edgewater Generation LLC Term Loan
3.859% (1 Month LIBOR + 3.75%), due 12/13/25 (b)	3,844,370	3,793,912
ExGen Renewables IV LLC Loan
3.75% (3 Month LIBOR + 2.75%), due 12/15/27 (b)	1,505,227	1,507,109
Granite Generation LLC Term Loan
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26 (b)	3,270,499	3,266,411
Hamilton Projects Acquiror LLC Term Loan
5.75% (3 Month LIBOR + 4.75%), due 6/17/27 (b)	2,481,250	2,484,972
Helix Gen Funding LLC Term Loan
4.75% (1 Month LIBOR + 3.75%), due 6/3/24 (b)	1,465,218	1,444,025
PG&E Corp. Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (b)	1,736,875	1,733,618

	Principal Amount	Value
Loan Assignments
Utilities
Southeast PowerGen LLC Advance Term Loan B
4.50% (1 Month LIBOR + 3.50%), due 12/2/21 (b)	$ 403,024	$ 390,598
Vistra Operations Co. LLC First Lien 2018 Incremental Term Loan, 1.857%-1.858%
(1 Month LIBOR + 1.75%), due 12/31/25 (b)	3,143,241	3,119,365
		24,997,578
Total Loan Assignments (Cost $625,836,152)		617,557,091
Total Long-Term Bonds (Cost $653,428,905)		646,279,935

	Shares
Common Stocks 0.2%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (c)(d)(g)(h)	94,456	—
Millennium Corporate Trust (c)(d)(g)(h)	1,243	—
Millennium Lender Trust (c)(d)(g)(h)	1,324	—
		—
Energy Equipment & Services 0.1%
Covia Holdings Corp. (c)(d)(g)(h)	70,445	598,783
Health Care Equipment & Supplies 0.0% ‡
Carestream Health, Inc. (c)(d)(g)(h)	29	—
Metals & Mining 0.1%
Ameriforge Group, Inc. (c)(d)(g)(h)	45,694	340,877
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources - Utica LLC (c)(d)(g)(h)	122,031	82,981
Summit Midstream Partners LP	8,438	198,884
		281,865
Pharmaceuticals 0.0% ‡
Akorn Equity (c)(d)(g)(h)	6,439	101,414
Total Common Stocks (Cost $2,734,316)		1,322,939
Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
MainStay MacKay High Yield Corporate Bond Fund Class I Class I (h)	436,571	2,450,253
Total Affiliated Investment Company (Cost $2,479,721)		2,450,253

	Number of Rights	Value
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (c)(d)(g)(h)	57,684	$ 60,568
Total Rights (Cost $47,301)		60,568

	Number of Warrants
Warrants 0.0% ‡
Health Care Providers & Services 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (c)(d)(g)(h)	22	—
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources - Utica LLC (c)(d)(g)(h)
Expires 3/30/23	11,684	117
Expires 3/30/23	31,000	310
Ascent Resources Marcellus Minerals
Expires 3/30/30 (c)(d)(g)(h)	15,022	150
		577
Total Warrants (Cost $6,398)		577

	Principal Amount
Short-Term Investments 4.2%
U.S. Treasury Debt 4.2%
U.S. Treasury Bills (i)
0.005%, due 4/29/21	$ 1,050,000	1,049,992
0.01%, due 4/20/21	2,521,000	2,520,977
0.012%, due 4/6/21	23,102,000	23,101,976
0.013%, due 5/6/21	1,190,000	1,189,985
Total Short-Term Investments (Cost $27,862,930)		27,862,930
Total Investments (Cost $686,559,571)	102.3%	677,977,202
Other Assets, Less Liabilities	(2.3)	(15,244,335)
Net Assets	100.0%	$ 662,732,867

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.

(c)	Illiquid security—As of March 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $29,475,567, which represented 4.4% of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, the total market value was $1,185,200, which represented 0.2% of the Portfolio’s net assets.
(h)	Non-income producing security.
(i)	Interest rate shown represents yield to maturity.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 28,722,844	$ —	$ 28,722,844
Loan Assignments	—	611,852,827	3,052,664	617,557,091
Total Long-Term Bonds	—	640,575,671	3,052,664	646,279,935
Affiliated Investment Company
Fixed Income Fund	2,450,253	—	—	2,450,253
Common Stocks	198,884	—	1,124,055	1,322,939
Rights	—	—	60,568	60,568
Warrants	—	—	577	577
Short-Term Investments
U.S. Treasury Debt	—	27,862,930	—	27,862,930
Total Investments in Securities	$ 2,649,137	$ 668,438,601	$ 4,237,864	$ 677,977,202

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2021
Long-Term Bonds
Loan Assignments	$6,817,156	$1,506	$4	$42,464	$—	$(1,064,488)	$—	$(2,743,978)	$3,052,664	$37,090
Common Stocks	1,336,649	—	(460,320)	247,726	—	—	—	—	1,124,055	(212,594)
Rights	62,876	—	—	(2,308)	—	—	—	—	60,568	(2,308)
Warrants	577	—	—	—	—	—	—	—	577	—
Total	$8,217,258	$1,506	$(460,316)	$287,882	$—	$(1,064,488)	$—	$(2,743,978)	$4,237,864	$(177,812)
As of March 31, 2021, Loan Assignments with a market value of $2,743,978 transferred from Level 3 to Level 2 as the fair value obtained by an independent pricing service, utilized significant other observable inputs. As of December 31, 2020, the fair value obtained for these Loan Assignments, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 97.2%
Equity Funds 97.2%
IQ 50 Percent Hedged FTSE International ETF (a)	1,019,351	$ 24,362,489
IQ 500 International ETF (a)	1,633,642	52,291,083
IQ Candriam ESG International Equity ETF (a)	863,534	24,620,822
IQ Candriam ESG U.S. Equity ETF (a)	2,417,234	81,732,483
IQ Chaikin U.S. Large Cap ETF (a)	1,594,818	49,426,281
IQ Chaikin U.S. Small Cap ETF	291,755	10,072,345
MainStay Epoch Capital Growth Fund Class I (a)	284,334	4,171,350
MainStay Epoch International Choice Fund Class I (a)	1,080,360	43,658,545
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,458,510	49,769,774
MainStay MAP Equity Fund Class I (a)	1,555,094	79,341,844
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	5,072,034	60,767,023
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,094,623	67,042,902
MainStay VP MacKay Growth Portfolio Initial Class (a)	786,980	31,751,881
MainStay VP MacKay International Equity Portfolio Initial Class (a)	2,056,188	38,281,278
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	3,003,593	47,136,282
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (a)	2,037,763	154,438,999
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	2,053,946	27,857,471
MainStay VP Small Cap Growth Portfolio Initial Class (a)	3,199,222	59,500,097
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,487,166	58,785,461
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	3,076,633	101,641,175
Mainstay WMC International Research Equity Fund Class I (a)	5,271,143	40,397,514
Total Affiliated Investment Companies (Cost $916,509,286)		1,107,047,099
Short-Term Investment 2.6%
Affiliated Investment Company 2.6%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	30,167,068	30,167,068
Total Short-Term Investment (Cost $30,167,068)	2.6%	30,167,068
Total Investments (Cost $946,676,354)	99.8%	1,137,214,167
Other Assets, Less Liabilities	0.2	1,815,994
Net Assets	100.0%	$ 1,139,030,161

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio’s/Fund's share class.
(b)	Current yield as of March 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	8,380	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(8,493)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	22,831	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	11,288	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(32,039)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	14,382	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.07%	12/2/21	Monthly	(19,370)	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	43,927	—
Citibank NA	S&P 500 TRI Index	1 month LIBOR BBA	12/2/21	Monthly	(13,150)	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	5,692	—
						$ —

1.	As of March 31, 2021, cash in the amount $3,214,223 was pledged from brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 1,107,047,099	$ —	$ —	$ 1,107,047,099
Short-Term Investment
Affiliated Investment Company	30,167,068	—	—	30,167,068
Total Investments in Securities	$ 1,137,214,167	$ —	$ —	$ 1,137,214,167

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 52.4%
Asset-Backed Securities 3.6%
Automobile Asset-Backed Securities 0.8%
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A
2.33%, due 8/20/26 (a)	$ 515,000	$ 534,674
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	617,878	619,586
Ford Credit Auto Owner Trust
Series 2020-2, Class A
1.06%, due 4/15/33 (a)	645,000	639,190
Series 2020-1, Class A
2.04%, due 8/15/31 (a)	680,000	703,951
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	850,000	897,901
Series 2017-3, Class A
2.48%, due 9/15/24	895,000	922,801
Series 2018-4, Class A
4.06%, due 11/15/30	530,000	599,390
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	445,000	466,642
		5,384,135
Credit Card Asset-Backed Security 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, due 8/15/28	700,000	728,180
Home Equity Asset-Backed Securities 0.3%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.299% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,382,787	1,362,568
JPMorgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.209% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	142,569	91,654
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.209% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	213,691	97,508
		1,551,730
Other Asset-Backed Securities 2.4%
American Airlines Pass-Through Trust
Series 2013-2, Class A
4.95%, due 1/15/23	1,602,383	1,602,116
American Tower Trust #1
3.07%, due 3/15/23 (a)	175,000	177,058

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	$ 700,000	$ 697,444
Series 2020-1, Class A1
1.69%, due 7/15/60 (a)	906,660	913,438
Series 2020-1, Class A2
1.99%, due 7/15/60 (a)	521,399	516,906
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	990,000	1,103,161
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	24,086	26,433
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA
3.204%, due 4/25/24	920,000	953,015
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	1,500,000	1,485,116
MVW LLC
Series 2019-2A, Class A
2.22%, due 10/20/38 (a)	702,511	716,505
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, due 5/15/69 (a)	331,185	334,513
Series 2020-EA, Class A
1.69%, due 5/15/69 (a)	489,145	497,135
PFS Financing Corp.
Series 2020-B, Class B
1.71%, due 6/15/24 (a)	355,000	357,288
Series 2020-A, Class B
1.77%, due 6/15/25 (a)	765,000	773,774
Progress Residential
Series 2021-SFR1, Class A
1.052%, due 4/17/38 (a)	765,000	749,281
Progress Residential Trust
Series 2021-SFR2, Class A
1.546%, due 4/19/38 (a)	350,000	348,921
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	1,050,000	1,046,769
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	450,140	453,695
Series 2020-2A, Class C
3.51%, due 7/20/37 (a)	979,055	1,008,516
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	559,984	580,711
Series 2010-1, Class A
6.25%, due 4/22/23	290,016	289,858

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	$ 244,946	$ 250,162
Series 2020-1, Class A
5.875%, due 10/15/27	829,451	919,607
Series 2007-1
6.636%, due 7/2/22	322,035	330,086
		16,131,508
Total Asset-Backed Securities (Cost $23,031,790)		23,795,553
Convertible Bond 0.4%
Semiconductors 0.4%
ON Semiconductor Corp.
1.625%, due 10/15/23	1,289,000	2,675,481
Total Convertible Bond (Cost $1,353,106)		2,675,481
Corporate Bonds 31.8%
Aerospace & Defense 0.2%
BAE Systems plc
3.00%, due 9/15/50 (United Kingdom) (a)	550,000	500,573
L3Harris Technologies, Inc.
4.40%, due 6/15/28	810,000	919,142
		1,419,715
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	905,000	861,629
JBS Investments II GmbH
7.00%, due 1/15/26 (a)	230,000	244,816
		1,106,445
Airlines 0.6%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	600,000	624,414
5.75%, due 4/20/29 (a)	360,000	382,914
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	465,000	496,340
4.75%, due 10/20/28 (a)	325,000	353,404
7.00%, due 5/1/25 (a)	985,000	1,134,678
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	795,000	871,519
		3,863,269

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 1.0%
Daimler Finance North America LLC
0.742% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)	$ 685,000	$ 685,290
Ford Motor Co.
8.50%, due 4/21/23	890,000	992,350
9.00%, due 4/22/25	890,000	1,077,892
Ford Motor Credit Co. LLC
4.063%, due 11/1/24	780,000	818,259
4.25%, due 9/20/22	305,000	315,492
5.875%, due 8/2/21	150,000	152,017
General Motors Co.
6.125%, due 10/1/25	285,000	335,134
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	328,510
3.15%, due 6/30/22	320,000	329,006
3.45%, due 4/10/22	1,500,000	1,535,235
		6,569,185
Banks 7.8%
Bank of America Corp.
2.496%, due 2/13/31 (c)	650,000	644,015
2.676%, due 6/19/41 (c)	1,195,000	1,118,738
3.004%, due 12/20/23 (c)	734,000	763,393
3.458%, due 3/15/25 (c)	1,425,000	1,530,122
3.499%, due 5/17/22 (c)	1,635,000	1,641,092
3.705%, due 4/24/28 (c)	555,000	607,056
4.078%, due 4/23/40 (c)	785,000	869,386
4.20%, due 8/26/24	325,000	358,461
Series MM
4.30%, due 1/28/25 (c)(d)	1,461,000	1,466,479
Series DD
6.30%, due 3/10/26 (c)(d)	735,000	845,250
Barclays Bank plc
Series Reg S
10.00%, due 5/21/21 (United Kingdom)	GBP 525,000	731,871
BNP Paribas SA (France)
3.052%, due 1/13/31 (a)(c)	$ 1,415,000	1,450,496
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(d)	620,000	616,125
Citibank NA
3.40%, due 7/23/21	1,340,000	1,349,287
Citigroup, Inc.
2.976% (SOFR + 1.422%), due 11/5/30 (b)	845,000	873,889
3.352%, due 4/24/25 (c)	780,000	834,763
3.668%, due 7/24/28 (c)	430,000	470,258
3.70%, due 1/12/26	545,000	598,586
3.98%, due 3/20/30 (c)	565,000	625,485
4.05%, due 7/30/22	105,000	109,733
5.30%, due 5/6/44	436,000	551,805
6.625%, due 6/15/32	190,000	251,619

	Principal Amount	Value
Corporate Bonds
Banks
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (a)	$ 1,190,000	$ 1,139,425
Credit Suisse Group AG (Switzerland)
2.593%, due 9/11/25 (a)(c)	1,265,000	1,311,776
4.50% (5 Year Treasury Constant Maturity Rate + 3.554%), due 9/3/30 (a)(b)(d)	100,000	93,750
First Horizon Bank
5.75%, due 5/1/30	665,000	799,765
First Horizon Corp.
4.00%, due 5/26/25	775,000	850,530
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	685,000	717,538
Goldman Sachs Group, Inc. (The)
1.364% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	815,000	825,643
1.431%, due 3/9/27 (c)	535,000	530,210
1.992%, due 1/27/32 (c)	590,000	559,937
2.905%, due 7/24/23 (c)	310,000	319,159
2.908%, due 6/5/23 (c)	285,000	292,644
3.625%, due 1/22/23	1,330,000	1,402,375
5.25%, due 7/27/21	1,295,000	1,314,974
6.75%, due 10/1/37	159,000	224,766
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (c)	970,000	1,049,642
JPMorgan Chase & Co.
2.182%, due 6/1/28 (c)	835,000	843,701
2.956%, due 5/13/31 (c)	475,000	483,783
3.207%, due 4/1/23 (c)	1,540,000	1,581,793
3.54%, due 5/1/28 (c)	850,000	925,097
Series HH
4.60%, due 2/1/25 (c)(d)	1,409,000	1,424,851
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	567,199
4.65%, due 3/24/26	1,075,000	1,203,719
Morgan Stanley
3.125%, due 1/23/23	1,560,000	1,633,397
Series H
3.851% (3 Month LIBOR + 3.61%), due 7/15/21 (b)(d)	645,000	645,964
5.00%, due 11/24/25	1,150,000	1,321,675
6.25%, due 8/9/26	881,000	1,082,060
7.25%, due 4/1/32	100,000	140,550
Natwest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	1,580,000	1,644,050
PNC Bank NA
2.55%, due 12/9/21	815,000	826,511
PNC Financial Services Group, Inc. (The)
2.55%, due 1/22/30	810,000	821,926
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (France) (a)(b)(d)	1,415,000	1,455,681

	Principal Amount	Value
Corporate Bonds
Banks
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (United Kingdom) (a)(b)(d)	$ 525,000	$ 523,163
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	760,000	796,123
Truist Financial Corp.
Series P
4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(d)	940,000	1,018,725
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (Switzerland) (a)(b)(d)	1,005,000	991,432
Wachovia Corp.
5.50%, due 8/1/35	700,000	871,443
Wells Fargo & Co.
2.406%, due 10/30/25 (c)	525,000	548,379
Wells Fargo Bank NA
3.55%, due 8/14/23	1,015,000	1,086,594
		52,177,859
Beverages 0.3%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36 (Belgium)	475,000	556,448
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25	250,000	277,826
4.75%, due 1/23/29	1,270,000	1,484,056
		2,318,330
Biotechnology 0.2%
Biogen, Inc.
3.625%, due 9/15/22	1,240,000	1,296,012
Building Materials 0.7%
Builders FirstSource, Inc.
5.00%, due 3/1/30 (a)	1,020,000	1,069,521
6.75%, due 6/1/27 (a)	490,000	527,362
Carrier Global Corp.
2.722%, due 2/15/30	940,000	948,548
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 1,515,000	1,823,153
		4,368,584
Chemicals 0.6%
Air Liquide Finance SA
1.75%, due 9/27/21 (France) (a)	$ 610,000	613,712
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	745,000	765,428
Huntsman International LLC
4.50%, due 5/1/29	731,000	809,353
Nutrition & Biosciences, Inc.
1.832%, due 10/15/27 (a)	990,000	967,996

	Principal Amount	Value
Corporate Bonds
Chemicals
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (Mexico) (a)	$ 625,000	$ 681,250
		3,837,739
Commercial Services 0.6%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	650,000	689,312
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	380,000	396,963
California Institute of Technology
3.65%, due 9/1/19	775,000	784,814
Cintas Corp. No. 2
3.70%, due 4/1/27	1,065,000	1,182,620
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	710,000	755,582
		3,809,291
Computers 0.6%
Apple, Inc.
2.75%, due 1/13/25	715,000	760,893
Dell International LLC
4.90%, due 10/1/26 (a)	680,000	771,455
5.30%, due 10/1/29 (a)	318,000	371,984
8.10%, due 7/15/36 (a)	975,000	1,428,103
NCR Corp.
5.00%, due 10/1/28 (a)	991,000	1,000,910
		4,333,345
Cosmetics & Personal Care 0.0% ‡
Estee Lauder Cos., Inc. (The)
2.60%, due 4/15/30	315,000	324,565
Distribution & Wholesale 0.5%
Avient Corp.
5.75%, due 5/15/25 (a)	1,218,000	1,294,125
Performance Food Group, Inc.
5.50%, due 10/15/27 (a)	1,893,000	1,979,624
		3,273,749
Diversified Financial Services 2.0%
AerCap Ireland Capital DAC (Ireland)
3.30%, due 1/23/23	730,000	756,886
4.45%, due 12/16/21	285,000	291,564
4.625%, due 7/1/22	415,000	434,070
Air Lease Corp.
2.30%, due 2/1/25	1,215,000	1,241,010
2.75%, due 1/15/23	500,000	515,237
3.50%, due 1/15/22	340,000	347,680

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Air Lease Corp.
4.25%, due 9/15/24	$ 420,000	$ 458,827
Ally Financial, Inc.
3.875%, due 5/21/24	310,000	334,880
8.00%, due 11/1/31	1,560,000	2,172,571
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	506,638
Avolon Holdings Funding Ltd. (Ireland)
2.125%, due 2/21/26 (a)	645,000	616,951
2.875%, due 2/15/25 (a)	1,040,000	1,036,166
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	1,130,000	1,068,980
Capital One Financial Corp.
4.20%, due 10/29/25	165,000	182,627
Charles Schwab Corp. (The)
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(d)	1,000,000	1,104,670
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	930,000	920,700
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	845,000	749,203
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	545,000	521,156
5.375%, due 10/15/25 (a)	150,000	155,483
		13,415,299
Electric 0.9%
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	450,000	510,197
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	643,925
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	935,496
Entergy Louisiana LLC
4.00%, due 3/15/33	790,000	899,776
Evergy, Inc.
5.292%, due 6/15/22 (e)	500,000	521,780
Public Service Electric and Gas Co.
3.00%, due 5/15/27	800,000	858,685
Puget Energy, Inc.
5.625%, due 7/15/22	350,000	368,190
Southern California Edison Co.
Series E
3.70%, due 8/1/25	330,000	360,408
4.00%, due 4/1/47	520,000	535,659
WEC Energy Group, Inc.
2.306% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	480,000	438,019
		6,072,135

	Principal Amount	Value
Corporate Bonds
Environmental Control 0.2%
Republic Services, Inc.
4.75%, due 5/15/23	$ 316,000	$ 341,212
Stericycle, Inc.
3.875%, due 1/15/29 (a)	120,000	118,500
Waste Management, Inc.
2.40%, due 5/15/23	810,000	839,819
		1,299,531
Food 1.6%
JBS USA LUX SA
5.50%, due 1/15/30 (a)	370,000	409,496
Kraft Heinz Foods Co.
4.25%, due 3/1/31	1,267,000	1,394,886
5.00%, due 7/15/35	501,000	576,626
Mondelez International Holdings Netherlands BV
2.00%, due 10/28/21 (a)	1,110,000	1,119,002
Nestle Holdings, Inc.
1.00%, due 9/15/27 (a)	1,750,000	1,676,754
3.10%, due 9/24/21 (a)	1,615,000	1,633,259
Smithfield Foods, Inc.
3.35%, due 2/1/22 (a)	565,000	576,311
Sysco Corp.
3.30%, due 2/15/50	465,000	434,332
5.95%, due 4/1/30	530,000	662,276
Tyson Foods, Inc.
3.95%, due 8/15/24	965,000	1,053,668
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	830,000	889,760
		10,426,370
Food Service 0.1%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	757,000	802,420
Gas 0.1%
National Fuel Gas Co.
2.95%, due 3/1/31	355,000	341,852
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	383,916
		725,768
Healthcare-Products 0.1%
Abbott Laboratories
3.40%, due 11/30/23	535,000	573,282

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, due 6/1/30 (a)	$ 1,685,000	$ 1,658,784
Laboratory Corp. of America Holdings
2.30%, due 12/1/24	1,225,000	1,277,664
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	630,000	610,636
		3,547,084
Holding Companies-Diversified 0.2%
CK Hutchison International 17 II Ltd.
3.25%, due 9/29/27 (United Kingdom) (a)	925,000	1,003,311
Insurance 1.8%
Athene Global Funding
2.50%, due 3/24/28 (a)	1,030,000	1,027,538
Equitable Holdings, Inc.
5.00%, due 4/20/48	830,000	999,097
Jackson National Life Global Funding
0.657% (3 Month LIBOR + 0.48%), due 6/11/21 (a)(b)	1,895,000	1,896,480
Liberty Mutual Group, Inc.
4.25%, due 6/15/23 (a)	295,000	318,514
MassMutual Global Funding II
2.50%, due 10/17/22 (a)	1,270,000	1,312,500
2.95%, due 1/11/25 (a)	365,000	388,473
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	464,888
Principal Life Global Funding II
2.375%, due 11/21/21 (a)	1,470,000	1,490,064
Protective Life Corp.
8.45%, due 10/15/39	725,000	1,098,176
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	995,055
Voya Financial, Inc.
3.65%, due 6/15/26	310,000	343,120
Willis North America, Inc.
2.95%, due 9/15/29	1,395,000	1,440,489
3.875%, due 9/15/49	185,000	196,317
		11,970,711
Internet 0.5%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	415,000	410,850
Expedia Group, Inc.
3.25%, due 2/15/30	1,305,000	1,313,412
3.60%, due 12/15/23 (a)	480,000	510,889
3.80%, due 2/15/28	157,000	166,290
5.00%, due 2/15/26	22,000	24,828

	Principal Amount	Value
Corporate Bonds
Internet
Expedia Group, Inc.
6.25%, due 5/1/25 (a)	$ 88,000	$ 101,791
Weibo Corp.
3.50%, due 7/5/24 (China)	465,000	489,953
		3,018,013
Iron & Steel 0.4%
ArcelorMittal SA
4.55%, due 3/11/26 (Luxembourg)	800,000	889,287
Vale Overseas Ltd. (Brazil)
6.25%, due 8/10/26	1,070,000	1,272,765
6.875%, due 11/21/36	305,000	405,365
		2,567,417
Lodging 0.7%
Boyd Gaming Corp.
8.625%, due 6/1/25 (a)	252,000	280,224
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	695,000	737,256
5.75%, due 5/1/28 (a)	315,000	339,025
Las Vegas Sands Corp.
3.20%, due 8/8/24	555,000	578,656
Marriott International, Inc.
2.30%, due 1/15/22	890,000	899,276
3.60%, due 4/15/24	920,000	978,922
Sands China Ltd. (Macao)
4.60%, due 8/8/23	355,000	379,634
5.125%, due 8/8/25	460,000	514,505
		4,707,498
Machinery-Diversified 0.3%
CNH Industrial Capital LLC
4.20%, due 1/15/24	545,000	594,087
4.875%, due 4/1/21	1,445,000	1,445,000
John Deere Capital Corp.
3.65%, due 10/12/23	135,000	145,722
		2,184,809
Media 0.5%
Comcast Corp.
3.25%, due 11/1/39	675,000	695,347
4.70%, due 10/15/48	555,000	685,782
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	480,000	548,508
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	955,000	956,098
Sky Ltd.
3.75%, due 9/16/24 (United Kingdom) (a)	340,000	373,420

	Principal Amount	Value
Corporate Bonds
Media
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	$ 355,000	$ 406,963
		3,666,118
Metal Fabricate & Hardware 0.2%
Precision Castparts Corp.
3.25%, due 6/15/25	1,455,000	1,573,203
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	1,205,000	1,204,580
Miscellaneous—Manufacturing 0.6%
General Electric Co.
3.625%, due 5/1/30	645,000	694,448
4.25%, due 5/1/40	705,000	773,817
4.35%, due 5/1/50	550,000	610,470
Siemens Financieringsmaatschappij NV
2.70%, due 3/16/22 (Germany) (a)(f)	760,000	777,816
Textron Financial Corp.
1.929% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	1,295,000	1,023,050
		3,879,601
Oil & Gas 1.0%
BP Capital Markets America, Inc.
3.00%, due 2/24/50	345,000	316,222
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (United Kingdom) (b)(d)	1,120,000	1,199,800
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)	640,000	838,474
Marathon Petroleum Corp.
4.50%, due 5/1/23	620,000	664,972
4.70%, due 5/1/25	675,000	758,641
5.125%, due 12/15/26	450,000	525,122
Total Capital International SA
3.127%, due 5/29/50 (France)	975,000	917,888
Valero Energy Corp.
3.65%, due 3/15/25	1,000,000	1,073,350
6.625%, due 6/15/37	415,000	539,945
		6,834,414
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	84,000	88,885
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,135,000	1,233,887
		1,322,772

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 1.0%
AbbVie, Inc.
3.45%, due 3/15/22	$ 1,005,000	$ 1,028,161
4.05%, due 11/21/39	1,125,000	1,259,557
Bausch Health Cos., Inc.
5.75%, due 8/15/27 (a)	235,000	252,919
6.25%, due 2/15/29 (a)	555,000	589,943
Becton Dickinson and Co.
4.669%, due 6/6/47	635,000	758,005
CVS Health Corp.
2.70%, due 8/21/40	1,255,000	1,155,757
4.78%, due 3/25/38	400,000	472,074
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26 (Israel)	1,285,000	1,228,781
		6,745,197
Pipelines 0.7%
Enterprise Products Operating LLC
3.125%, due 7/31/29	630,000	664,374
3.95%, due 1/31/60	595,000	596,102
4.20%, due 1/31/50	160,000	170,346
MPLX LP
2.65%, due 8/15/30	730,000	715,368
Spectra Energy Partners LP
4.75%, due 3/15/24	795,000	874,449
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	953,761
Western Midstream Operating LP
6.50%, due 2/1/50 (e)	350,000	378,437
		4,352,837
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	560,000	552,300
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	825,000	869,943
American Tower Corp.
3.375%, due 10/15/26	705,000	762,419
3.60%, due 1/15/28	375,000	404,905
Digital Realty Trust LP
3.70%, due 8/15/27	1,295,000	1,427,604
Equinix, Inc.
1.25%, due 7/15/25	710,000	704,054
2.625%, due 11/18/24	740,000	779,716
GLP Capital LP
3.35%, due 9/1/24	505,000	533,634

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	$ 720,000	$ 742,896
Kilroy Realty LP
3.45%, due 12/15/24	720,000	769,759
		6,994,930
Retail 1.2%
7-Eleven, Inc.
2.50%, due 2/10/41 (a)	130,000	117,613
2.80%, due 2/10/51 (a)	430,000	385,119
AutoNation, Inc.
4.75%, due 6/1/30	1,040,000	1,199,187
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(f)	645,000	661,418
Macy's, Inc.
8.375%, due 6/15/25 (a)	1,370,000	1,514,905
McDonald's Corp.
3.35%, due 4/1/23	1,085,000	1,143,029
O'Reilly Automotive, Inc.
3.55%, due 3/15/26	1,000,000	1,091,923
QVC, Inc.
4.375%, due 9/1/28	940,000	947,450
Starbucks Corp.
3.35%, due 3/12/50	375,000	366,896
4.45%, due 8/15/49	475,000	551,119
		7,978,659
Semiconductors 0.1%
Broadcom, Inc.
3.50%, due 2/15/41 (a)	325,000	311,266
NXP BV
3.40%, due 5/1/30 (Netherlands) (a)	555,000	586,054
		897,320
Software 0.3%
Fiserv, Inc.
3.20%, due 7/1/26	205,000	221,264
Oracle Corp.
3.65%, due 3/25/41	245,000	247,924
salesforce.com, Inc.
3.25%, due 4/11/23	510,000	538,748
3.70%, due 4/11/28	690,000	770,668
		1,778,604
Telecommunications 1.9%
Altice France SA
7.375%, due 5/1/26 (France) (a)	1,080,000	1,123,308

	Principal Amount	Value
Corporate Bonds
Telecommunications
AT&T, Inc.
Series B
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(d)	EUR 800,000	$ 936,209
3.50%, due 9/15/53 (a)	$ 795,000	734,688
4.35%, due 3/1/29	320,000	361,977
CommScope Technologies LLC
6.00%, due 6/15/25 (a)	411,000	419,241
CommScope, Inc.
7.125%, due 7/1/28 (a)	1,080,000	1,147,046
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	1,050,000	1,111,204
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	1,545,000	1,654,231
T-Mobile US, Inc.
2.625%, due 2/15/29	665,000	645,742
4.50%, due 4/15/50 (a)	430,000	482,843
VEON Holdings BV
4.95%, due 6/16/24 (Netherlands) (a)	1,045,000	1,104,471
Verizon Communications, Inc.
1.298% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	985,000	1,007,163
3.40%, due 3/22/41	330,000	335,011
3.55%, due 3/22/51	365,000	364,488
Vodafone Group plc
4.25%, due 9/17/50 (United Kingdom)	1,180,000	1,299,975
		12,727,597
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
2.60%, due 11/19/22	500,000	515,731
Total Corporate Bonds (Cost $203,365,887)		212,035,599
Foreign Government Bonds 0.8%
Brazil 0.2%
Federative Republic of Brazil
4.625%, due 1/13/28 (f)	1,161,000	1,226,724
Chile 0.2%
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	1,170,000	1,201,930

	Principal Amount	Value
Foreign Government Bonds
Mexico 0.4%
Mexico Government Bond
2.659%, due 5/24/31	$ 2,202,000	$ 2,076,662
3.75%, due 4/19/71	800,000	694,000
		2,770,662
Total Foreign Government Bonds (Cost $5,442,586)		5,199,316
Loan Assignments 0.7%
Buildings & Real Estate 0.1%
Realogy Group LLC Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25 (b)	460,248	453,775
Containers, Packaging & Glass 0.2%
BWAY Holding Co. Initial Term Loan
3.443% (3 Month LIBOR + 3.25%), due 4/3/24 (b)	1,260,358	1,230,874
Diversified/Conglomerate Service 0.1%
TruGreen LP First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	578,550	577,465
TruGreen LP Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28 (b)	250,000	257,500
		834,965
Finance 0.2%
Alliant Holdings Intermediate LLC 2018 Initial Term Loan
3.359% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	1,255,633	1,238,194
Personal & Nondurable Consumer Products 0.0% ‡
Prestige Brands, Inc. Term Loan B4
2.109% (1 Month LIBOR + 2.00%), due 1/26/24 (b)	368,963	368,568
Telecommunications 0.1%
Level 3 Financing, Inc. Tranche 2027 Term Loan B
1.859% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	718,508	708,758
Total Loan Assignments (Cost $4,798,724)		4,835,134
Mortgage-Backed Securities 7.2%
Agency (Collateralized Mortgage Obligations) 2.3%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	875,000	887,309
REMIC, Series 4993, Class D
2.00%, due 9/25/47	925,000	950,416

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5049, Class UI
3.00%, due 12/25/50	$ 2,345,515	$ 413,534
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	336,263	354,721
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	579,177	612,233
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	861,595	911,525
REMIC, Series 4958, Class DL
4.00%, due 1/25/50	1,468,652	1,573,412
FNMA
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	746,000	785,996
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	610,486	650,739
REMIC, Series 2019-13, Class CA
3.50%, due 4/25/49	960,820	1,047,040
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	1,025,000	1,113,343
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	1,615,000	1,755,580
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,142,000	1,231,400
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	995,758	1,095,562
GNMA
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,904,567	2,012,069
		15,394,879
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
BANK
Series 2019-BN21, Class A5
2.851%, due 10/17/52	1,125,000	1,168,713
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.339% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)	36,465	34,844
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	935,000	947,484
Series 2019-B12, Class A5
3.116%, due 8/15/52	1,119,000	1,185,483
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (a)(g)	785,000	795,876
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (a)(g)	675,059	708,212

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust
Series 2018-BILT, Class A
0.906% (1 Month LIBOR + 0.80%), due 5/15/30 (a)(b)	$ 1,065,000	$ 1,064,980
Series 2018-GW, Class A
0.906% (1 Month LIBOR + 0.80%), due 5/15/35 (a)(b)	760,000	759,757
Series 2021-LBA, Class AV
0.906% (1 Month LIBOR + 0.80%), due 2/15/36 (a)(b)	820,000	819,492
Series 2019-OC11, Class A
3.202%, due 12/9/41 (a)	580,000	606,043
Series 2019-OC11, Class B
3.605%, due 12/9/41 (a)	170,000	180,775
Series 2019-OC11, Class C
3.856%, due 12/9/41 (a)	205,000	216,156
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	845,000	921,827
FREMF Mortgage Trust
REMIC, Series 2015-K720, Class B
3.394%, due 7/25/22 (a)(g)	460,000	474,293
REMIC, Series 2013-K33, Class B
3.498%, due 8/25/46 (a)(g)	1,094,000	1,159,702
REMIC, Series 2014-K41, Class B
3.834%, due 11/25/47 (a)(g)	330,000	358,305
REMIC, Series 2013-K35, Class B
3.935%, due 12/25/46 (a)(g)	490,000	526,159
GB Trust
Series 2020-FLIX, Class C
1.706% (1 Month LIBOR + 1.60%), due 8/15/37 (a)(b)	500,000	501,270
Series 2020-FLIX, Class D
2.456% (1 Month LIBOR + 2.35%), due 8/15/37 (a)(b)	765,000	766,910
GS Mortgage Securities Trust
Series 2019-GC42, Class A4
3.001%, due 9/1/52	475,000	500,253
Series 2019-GC40, Class A4
3.16%, due 7/10/52	788,000	838,463
Hawaii Hotel Trust
Series 2019-MAUI, Class A
1.256% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)	460,000	460,281
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	560,000	596,449
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4
4.166%, due 12/15/46	880,000	949,359
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,120,000	1,124,718

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	$ 471,777	$ 505,615
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	780,000	859,749
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,030,000	1,039,678
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(g)	940,000	1,025,687
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(g)	1,200,000	1,317,614
		22,414,147
Whole Loan (Collateralized Mortgage Obligations) 1.6%
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3
3.50%, due 7/25/49 (a)(h)	92,459	95,069
Series 2019-ATR1, Class A4
4.00%, due 4/25/49 (a)(h)	8,918	8,912
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M2
2.017% (SOFR30A + 2.00%), due 12/25/50 (a)(b)	1,220,000	1,214,738
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2
3.359% (1 Month LIBOR + 3.25%), due 7/25/29 (b)	1,456,275	1,496,449
Series 2017-HQA1, Class M2
3.659% (1 Month LIBOR + 3.55%), due 8/25/29 (b)	1,401,590	1,437,105
Series 2015-DNA3, Class M3
4.809% (1 Month LIBOR + 4.70%), due 4/25/28 (b)	1,075,351	1,114,292
Series 2016-DNA1, Class M3
5.659% (1 Month LIBOR + 5.55%), due 7/25/28 (b)	641,383	673,688
FNMA
Series 2017-C01, Class 1M2
3.659% (1 Month LIBOR + 3.55%), due 7/25/29 (b)	1,073,444	1,105,686
Series 2017-C02, Class 2M2
3.759% (1 Month LIBOR + 3.65%), due 9/25/29 (b)	483,851	497,076
J.P. Morgan Mortgage Trust
Series 2019-3, Class A3
4.00%, due 9/25/49 (a)(h)	112,468	114,975
New Residential Mortgage Loan Trust
Series 2019-5A, Class B7
4.474%, due 8/25/59 (a)(g)	1,376,942	1,028,339
Series 2019-2A, Class B6
4.982%, due 12/25/57 (a)(h)	482,523	341,282

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	$ 547,109	$ 577,319
Wells Fargo Mortgage Backed Securities Trust
Series 2020-2, Class A1
3.00%, due 12/25/49 (a)(h)	713,102	721,960
		10,426,890
Total Mortgage-Backed Securities (Cost $47,312,169)		48,235,916
Municipal Bonds 0.2%
California 0.2%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	1,115,000	1,073,005
New York 0.0% ‡
New York State Thruway Authority, Revenue Bonds
Series M
2.90%, due 1/1/35	175,000	181,480
Total Municipal Bonds (Cost $1,290,000)		1,254,485
U.S. Government & Federal Agencies 7.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.6%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	1,027,766	1,099,075
5.00%, due 12/1/44	1,128,064	1,311,401
UMBS, 30 Year
2.00%, due 7/1/50	894,096	893,488
2.00%, due 8/1/50	1,116,039	1,115,108
2.00%, due 8/1/50	2,468,439	2,483,120
2.00%, due 8/1/50	883,827	883,272
2.00%, due 9/1/50	609,406	609,792
2.00%, due 11/1/50	282,653	282,665
3.50%, due 1/1/50	1,231,115	1,300,075
3.50%, due 7/1/50	810,262	856,448
		10,834,444
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.1%
FNMA, Other
3.50%, due 2/1/42	1,146,800	1,239,130
6.00%, due 4/1/37	7,587	8,543
UMBS, 15 Year
2.50%, due 8/1/35	677,281	706,512

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 20 Year
3.50%, due 3/1/37	$ 1,537,093	$ 1,681,977
UMBS, 30 Year
2.00%, due 10/1/50	174,736	175,553
2.00%, due 12/1/50	269,166	269,011
2.50%, due 5/1/50	682,932	701,456
2.50%, due 8/1/50	92,540	95,201
2.50%, due 8/1/50	1,256,502	1,295,491
2.50%, due 10/1/50	743,540	764,878
2.50%, due 11/1/50	520,366	540,595
2.50%, due 1/1/51	308,314	318,081
2.50%, due 1/1/51	525,586	540,574
3.00%, due 3/1/50	1,081,167	1,138,568
3.00%, due 4/1/50	912,433	953,032
4.00%, due 8/1/48	1,646,199	1,768,647
4.00%, due 2/1/49	274,925	297,406
5.00%, due 9/1/33	1,345,360	1,550,437
		14,045,092
United States Treasury Bonds 0.7%
U.S. Treasury Bonds
1.875%, due 2/15/51	965,000	856,438
4.375%, due 11/15/39	2,382,000	3,183,692
4.375%, due 5/15/40	705,000	945,113
4.50%, due 5/15/38	45,000	60,393
		5,045,636
United States Treasury Inflation - Indexed Note 0.7%
U.S. Treasury Inflation Linked Notes
0.875%, due 1/15/29 (i)	3,725,000	4,424,830
United States Treasury Notes 2.6%
U.S. Treasury Notes
0.125%, due 1/31/23	8,215,000	8,211,149
0.125%, due 1/15/24	1,940,000	1,930,300
0.125%, due 2/15/24	75,000	74,596
0.375%, due 1/31/26	4,695,000	4,578,725
0.75%, due 1/31/28	2,605,000	2,497,544
		17,292,314
Total U.S. Government & Federal Agencies (Cost $51,085,824)		51,642,316
Total Long-Term Bonds (Cost $337,680,086)		349,673,800

	Shares	Value
Common Stocks 44.3%
Aerospace & Defense 1.1%
BAE Systems plc (United Kingdom)	506,911	$ 3,529,079
Lockheed Martin Corp.	6,078	2,245,821
Raytheon Technologies Corp.	23,435	1,810,822
		7,585,722
Air Freight & Logistics 0.9%
Deutsche Post AG (Registered) (Germany)	53,245	2,917,216
Hyundai Glovis Co. Ltd. (Republic of Korea)	6,965	1,153,910
United Parcel Service, Inc., Class B	11,094	1,885,869
		5,956,995
Automobiles 0.3%
Toyota Motor Corp. (Japan)	23,200	1,805,294
Banks 1.7%
JPMorgan Chase & Co.	20,311	3,091,944
PNC Financial Services Group, Inc. (The)	12,969	2,274,892
Royal Bank of Canada (Canada)	33,327	3,072,809
Truist Financial Corp.	55,660	3,246,091
		11,685,736
Beverages 0.9%
Coca-Cola Co. (The)	46,479	2,449,908
Coca-Cola European Partners plc (United Kingdom)	28,257	1,473,885
PepsiCo, Inc.	13,890	1,964,741
		5,888,534
Biotechnology 1.2%
AbbVie, Inc.	51,575	5,581,446
Amgen, Inc.	9,858	2,452,769
		8,034,215
Capital Markets 1.2%
BlackRock, Inc.	2,419	1,823,829
Lazard Ltd., Class A	65,900	2,867,309
Singapore Exchange Ltd. (Singapore)	208,100	1,542,341
T. Rowe Price Group, Inc.	10,284	1,764,735
		7,998,214
Chemicals 2.1%
BASF SE (Germany)	38,648	3,210,647
Dow, Inc.	51,624	3,300,839
LyondellBasell Industries NV, Class A	31,291	3,255,828
Nutrien Ltd. (Canada)	78,806	4,246,855
		14,014,169
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	21

	Shares	Value
Common Stocks
Communications Equipment 0.7%
Cisco Systems, Inc.	94,116	$ 4,866,738
Diversified Telecommunication Services 2.8%
AT&T, Inc.	92,381	2,796,373
BCE, Inc. (Canada)	58,412	2,636,837
Deutsche Telekom AG (Germany)	94,408	1,900,929
Orange SA (France)	206,964	2,549,633
Telenor ASA (Norway)	93,791	1,650,333
TELUS Corp. (Canada)	109,517	2,181,277
Verizon Communications, Inc.	91,039	5,293,918
		19,009,300
Electric Utilities 1.8%
American Electric Power Co., Inc.	22,913	1,940,731
Duke Energy Corp.	18,368	1,773,063
Entergy Corp.	23,386	2,326,205
Evergy, Inc.	34,022	2,025,330
Fortis, Inc. (Canada)	41,533	1,802,176
Terna Rete Elettrica Nazionale SpA (Italy)	273,878	2,067,736
		11,935,241
Electrical Equipment 0.8%
Eaton Corp. plc	21,437	2,964,309
Emerson Electric Co.	26,019	2,347,434
		5,311,743
Equity Real Estate Investment Trusts 1.6%
American Tower Corp.	7,170	1,714,060
Iron Mountain, Inc.	133,251	4,931,620
Welltower, Inc.	29,462	2,110,363
WP Carey, Inc.	25,671	1,816,480
		10,572,523
Food Products 0.7%
Danone SA (France)	21,721	1,490,125
Nestle SA (Switzerland)	16,159	1,800,972
Orkla ASA (Norway)	143,076	1,402,465
		4,693,562
Gas Utilities 0.6%
Snam SpA (Italy)	691,341	3,833,158
Health Care Equipment & Supplies 0.2%
Medtronic plc	13,814	1,631,848
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp.	27,799	1,689,067
McDonald's Corp.	8,863	1,986,553

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Restaurant Brands International, Inc. (Canada)	42,889	$ 2,787,785
Vail Resorts, Inc.	5,918	1,726,044
		8,189,449
Household Durables 0.4%
Leggett & Platt, Inc.	53,421	2,438,669
Household Products 0.8%
Kimberly-Clark Corp.	24,580	3,417,849
Procter & Gamble Co. (The)	12,141	1,644,256
		5,062,105
Industrial Conglomerates 0.3%
Siemens AG (Registered) (Germany)	13,673	2,244,806
Insurance 3.4%
Allianz SE (Registered) (Germany)	17,409	4,431,192
Assicurazioni Generali SpA (Italy)	127,847	2,557,741
AXA SA (France)	96,041	2,577,475
Great-West Lifeco, Inc. (Canada)	87,181	2,319,832
MetLife, Inc.	80,512	4,894,324
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	12,131	3,735,754
Tokio Marine Holdings, Inc. (Japan)	45,000	2,139,761
		22,656,079
IT Services 0.8%
International Business Machines Corp.	40,272	5,366,647
Leisure Products 0.5%
Hasbro, Inc.	32,596	3,133,127
Media 0.3%
Omnicom Group, Inc.	24,257	1,798,657
Multiline Retail 0.3%
Target Corp.	8,817	1,746,383
Multi-Utilities 1.2%
Ameren Corp.	20,001	1,627,281
Dominion Energy, Inc.	34,922	2,652,675
National Grid plc (United Kingdom)	156,054	1,858,776
WEC Energy Group, Inc.	18,838	1,763,048
		7,901,780
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	27,807	2,913,895
Enterprise Products Partners LP	159,296	3,507,698

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Magellan Midstream Partners LP	54,907	$ 2,380,767
Phillips 66	27,427	2,236,398
TOTAL SE (France)	76,630	3,574,341
		14,613,099
Personal Products 0.4%
Unilever plc (United Kingdom)	53,587	2,996,372
Pharmaceuticals 4.0%
AstraZeneca plc ADR (United Kingdom) (f)	31,241	1,553,303
Bayer AG (Registered) (Germany)	23,015	1,456,364
GlaxoSmithKline plc (United Kingdom)	134,055	2,380,330
Johnson & Johnson	17,874	2,937,592
Merck & Co., Inc.	47,047	3,626,853
Novartis AG (Registered) (Switzerland)	26,544	2,268,379
Pfizer, Inc.	85,720	3,105,636
Roche Holding AG (Switzerland)	6,460	2,087,718
Sanofi (France)	32,139	3,175,332
Takeda Pharmaceutical Co. Ltd. (Japan)	111,100	3,998,496
		26,590,003
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	26,321	4,081,861
Broadcom, Inc.	8,617	3,995,358
Intel Corp.	34,721	2,222,144
KLA Corp.	16,145	5,334,308
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	50,927	6,023,645
Texas Instruments, Inc.	25,497	4,818,678
		26,475,994
Software 0.8%
Microsoft Corp.	23,843	5,621,464
Specialty Retail 0.3%
Home Depot, Inc. (The)	6,326	1,931,011
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	26,167	3,196,299
Samsung Electronics Co. Ltd. GDR (Republic of Korea)	3,197	5,831,328
		9,027,627
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.	115,668	2,275,190
Tobacco 2.1%
Altria Group, Inc.	94,956	4,857,949
British American Tobacco plc (United Kingdom)	76,886	2,940,302

	Shares	Value
Common Stocks
Tobacco
British American Tobacco plc, Sponsored ADR (United Kingdom)	26,429	$ 1,023,859
Philip Morris International, Inc.	55,036	4,883,895
		13,706,005
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	28,766	2,594,406
Watsco, Inc.	9,590	2,500,592
		5,094,998
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B (Canada)	29,969	1,381,956
Total Common Stocks (Cost $248,052,086)		295,074,434

	Number of Rights
Rights 0.0% ‡
Gas Utilities 0.0% ‡
Snam SpA
Expires 4/7/21 (j)	691,341	—
Total Rights (Cost $0)		—

	Shares
Short-Term Investments 1.8%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 0.01% (k)	11,418,849	11,418,849
Total Affiliated Investment Company (Cost $11,418,849)		11,418,849
Unaffiliated Investment Company 0.1%
BlackRock Liquidity FedFund, 0.06% (k)(l)	465,013	465,013
Total Unaffiliated Investment Company (Cost $465,013)		465,013
Total Short-Term Investments (Cost $11,883,862)		11,883,862
Total Investments (Cost $597,616,034)	98.5%	656,632,096
Other Assets, Less Liabilities	1.5	10,034,274
Net Assets	100.0%	$ 666,666,370

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon—Rate shown was the rate in effect as of March 31, 2021.
(f)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $2,010,052; the total market value of collateral held by the Portfolio was $2,124,378. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,659,365. The Portfolio received cash collateral with a value of $465,013.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2021.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.
(i)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Illiquid security—As of March 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(k)	Current yield as of March 31, 2021.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of March 31, 2021, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,325,000	USD	5,942,874	JPMorgan Chase Bank N.A.	5/4/21	$ 20,155
Total Unrealized Appreciation						20,155
AUD	9,875,000	USD	7,649,027	JPMorgan Chase Bank N.A.	5/4/21	(147,225)
EUR	7,766,000	USD	9,462,871	JPMorgan Chase Bank N.A.	5/4/21	(350,203)
EUR	10,946,000	USD	13,237,304	JPMorgan Chase Bank N.A.	5/4/21	(400,930)
GBP	9,476,000	USD	13,217,125	JPMorgan Chase Bank N.A.	5/4/21	(153,511)
JPY	2,168,758,000	USD	20,943,560	JPMorgan Chase Bank N.A.	5/6/21	(1,350,150)
Total Unrealized Depreciation						(2,402,019)
Net Unrealized Depreciation						$ (2,381,864)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Financial Select Sector Index	119	June 2021	$ 12,536,262	$ 12,454,837	$ (81,425)
E-Mini S&P 500 Index Industrial Sector	195	June 2021	19,000,274	19,306,950	306,676
Euro STOXX 50 Index	472	June 2021	20,911,526	21,398,867	487,341
FTSE 100 Index	73	June 2021	6,725,335	6,722,102	(3,233)
S&P 500 E-Mini Index	289	June 2021	56,753,020	57,328,930	575,910
U.S. Treasury 10 Year Notes	76	June 2021	10,073,235	9,951,250	(121,985)
U.S. Treasury 2 Year Notes	187	June 2021	41,315,492	41,275,867	(39,625)
U.S. Treasury 5 Year Notes	47	June 2021	5,808,634	5,799,727	(8,907)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	62	June 2021	$ 9,884,831	$ 9,584,812	$ (300,019)
U.S. Treasury Ultra Bonds	129	June 2021	24,264,280	23,377,219	(887,061)
Yen Denominated Nikkei 225 Index	192	June 2021	25,035,119	25,442,493	407,374
Total Long Contracts					335,046
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(76)	June 2021	(11,318,433)	(10,920,250)	398,183
Net Unrealized Appreciation					$ 733,229

1.	As of March 31, 2021, cash in the amount of $1,360,068 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUAM—European Union Advisory Mission
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 23,795,553	$ —	$ 23,795,553
Convertible Bond	—	2,675,481	—	2,675,481
Corporate Bonds	—	212,035,599	—	212,035,599
Foreign Government Bonds	—	5,199,316	—	5,199,316
Loan Assignments	—	4,835,134	—	4,835,134
Mortgage-Backed Securities	—	48,235,916	—	48,235,916
Municipal Bonds	—	1,254,485	—	1,254,485
U.S. Government & Federal Agencies	—	51,642,316	—	51,642,316
Total Long-Term Bonds	—	349,673,800	—	349,673,800
Common Stocks	295,074,434	—	—	295,074,434
Rights	—	—	—	—
Short-Term Investments
Affiliated Investment Company	11,418,849	—	—	11,418,849
Unaffiliated Investment Company	465,013	—	—	465,013
Total Short-Term Investments	11,883,862	—	—	11,883,862
Total Investments in Securities	306,958,296	349,673,800	—	656,632,096
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	20,155	—	20,155
Futures Contracts	2,175,484	—	—	2,175,484
Total Other Financial Instruments	2,175,484	20,155	—	2,195,639
Total Investments in Securities and Other Financial Instruments	$ 309,133,780	$ 349,693,955	$ —	$ 658,827,735
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (2,402,019)	$ —	$ (2,402,019)
Futures Contracts	(1,442,255)	—	—	(1,442,255)
Total Other Financial Instruments	$ (1,442,255)	$ (2,402,019)	$ —	$ (3,844,274)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.1%
Asset-Backed Securities 0.1%
Automobile Asset-Backed Securities 0.1%
Ally Auto Receivables Trust
Series 2018-3, Class A3
3.00%, due 1/17/23	$ 24,807	$ 24,966
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A3
3.02%, due 5/16/23	290,294	293,516
Honda Auto Receivables Owner Trust
Series 2018-3, Class A3
2.95%, due 8/22/22	243,487	245,506
		563,988
Total Asset-Backed Securities (Cost $558,544)		563,988
Corporate Bonds 28.3%
Aerospace & Defense 0.6%
Boeing Co. (The)
3.25%, due 3/1/28	610,000	624,140
5.15%, due 5/1/30	725,000	835,015
General Dynamics Corp.
3.00%, due 5/11/21	5,000	5,014
Lockheed Martin Corp.
4.07%, due 12/15/42	330,000	381,676
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	285,000	411,641
Raytheon Technologies Corp.
3.125%, due 7/1/50	500,000	484,345
3.15%, due 12/15/24	330,000	354,663
3.50%, due 3/15/27	285,000	312,117
3.65%, due 8/16/23	2,000	2,139
		3,410,750
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	90,000	97,304
Auto Manufacturers 0.4%
General Motors Financial Co., Inc.
4.35%, due 1/17/27	1,575,000	1,749,051
Toyota Motor Credit Corp.
2.25%, due 10/18/23	365,000	380,882
		2,129,933
Banks 5.8%
Bank of America Corp.
2.831%, due 10/24/51 (a)	770,000	706,922
3.248%, due 10/21/27	530,000	569,794

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
3.30%, due 1/11/23	$ 1,060,000	$ 1,113,602
3.419%, due 12/20/28 (a)	1,860,000	1,997,417
Bank of New York Mellon Corp. (The)
Series G
3.00%, due 2/24/25	535,000	573,356
Bank of Nova Scotia (The)
2.70%, due 3/7/22	920,000	941,135
Barclays plc
5.25%, due 8/17/45	270,000	334,266
BNP Paribas SA
3.25%, due 3/3/23	545,000	574,041
Citigroup, Inc.
0.776%, due 10/30/24 (a)	1,950,000	1,948,675
3.98%, due 3/20/30 (a)	275,000	304,440
4.45%, due 9/29/27	1,585,000	1,788,810
4.65%, due 7/30/45	195,000	232,910
Cooperatieve Rabobank UA
5.25%, due 5/24/41	530,000	685,683
Credit Suisse Group AG
3.80%, due 6/9/23	335,000	355,462
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (a)	2,675,000	2,651,048
4.80%, due 7/8/44	450,000	552,813
HSBC Holdings plc
3.90%, due 5/25/26	1,575,000	1,736,658
JPMorgan Chase & Co.
4.25%, due 10/1/27	2,665,000	3,020,379
4.26%, due 2/22/48 (a)	625,000	725,659
KeyBank NA
2.40%, due 6/9/22	335,000	342,962
Lloyds Banking Group plc
3.75%, due 1/11/27	1,465,000	1,606,745
Mitsubishi UFJ Financial Group, Inc.
3.455%, due 3/2/23	635,000	669,558
Morgan Stanley
1.928%, due 4/28/32 (a)	725,000	684,911
3.625%, due 1/20/27	1,900,000	2,084,777
4.10%, due 5/22/23	705,000	753,878
National Australia Bank Ltd.
2.50%, due 5/22/22	335,000	343,454
Natwest Group plc
3.875%, due 9/12/23	270,000	289,542
PNC Bank NA
2.625%, due 2/17/22	335,000	341,245
Royal Bank of Canada
2.75%, due 2/1/22	430,000	438,965

	Principal Amount	Value
Corporate Bonds
Banks
Truist Financial Corp.
2.05%, due 5/10/21	$ 5,000	$ 5,001
2.75%, due 4/1/22	330,000	337,468
Wells Fargo & Co.
3.00%, due 4/22/26	2,775,000	2,965,400
3.50%, due 3/8/22	97,000	99,905
4.75%, due 12/7/46	625,000	737,681
Westpac Banking Corp.
2.80%, due 1/11/22	545,000	555,855
		33,070,417
Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	1,640,000	1,877,439
Coca-Cola Co. (The)
2.25%, due 9/1/26	365,000	383,845
2.60%, due 6/1/50	500,000	452,722
Constellation Brands, Inc.
3.60%, due 2/15/28	125,000	135,939
Diageo Capital plc
5.875%, due 9/30/36	293,000	401,746
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	90,000	110,515
Molson Coors Beverage Co.
4.20%, due 7/15/46	90,000	93,742
PepsiCo, Inc.
2.75%, due 3/1/23	430,000	449,180
2.85%, due 2/24/26	285,000	307,028
4.45%, due 4/14/46	600,000	726,336
		4,938,492
Biotechnology 0.3%
Amgen, Inc.
2.70%, due 5/1/22	230,000	233,996
3.125%, due 5/1/25	330,000	354,652
3.375%, due 2/21/50	455,000	454,808
Baxalta, Inc.
3.60%, due 6/23/22	39,000	40,270
Gilead Sciences, Inc.
3.65%, due 3/1/26	540,000	593,237
4.60%, due 9/1/35	230,000	270,889
		1,947,852
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	75,000	98,955

	Principal Amount	Value
Corporate Bonds
Chemicals 0.4%
DuPont de Nemours, Inc.
4.493%, due 11/15/25	$ 500,000	$ 565,077
Ecolab, Inc.
2.70%, due 11/1/26	285,000	303,631
Mosaic Co. (The)
4.05%, due 11/15/27	530,000	588,319
Nutrien Ltd.
5.875%, due 12/1/36	285,000	372,790
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	330,000	366,960
		2,196,777
Computers 0.9%
Apple, Inc.
2.15%, due 2/9/22	230,000	233,788
2.90%, due 9/12/27	325,000	350,208
3.35%, due 2/9/27	16,000	17,579
4.25%, due 2/9/47	230,000	273,844
4.50%, due 2/23/36	945,000	1,160,065
Dell International LLC (b)
5.45%, due 6/15/23	545,000	595,607
6.02%, due 6/15/26	375,000	443,942
Hewlett Packard Enterprise Co.
4.40%, due 10/15/22 (c)	230,000	241,940
International Business Machines Corp.
1.875%, due 8/1/22	300,000	306,656
3.45%, due 2/19/26	275,000	302,514
3.50%, due 5/15/29	1,340,000	1,457,720
		5,383,863
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	285,000	306,550
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	108,100
		414,650
Diversified Financial Services 0.9%
American Express Co.
2.50%, due 7/30/24	840,000	886,704
Capital One Financial Corp.
3.05%, due 3/9/22	715,000	731,271
GE Capital Funding LLC
4.05%, due 5/15/27 (b)	1,825,000	2,033,531
Mastercard, Inc.
3.85%, due 3/26/50	500,000	566,575

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Visa, Inc.
2.80%, due 12/14/22	$ 530,000	$ 550,523
4.30%, due 12/14/45	225,000	271,372
		5,039,976
Electric 1.7%
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	325,000	377,294
Commonwealth Edison Co.
3.65%, due 6/15/46	515,000	549,045
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	715,000	921,337
DTE Electric Co.
3.375%, due 3/1/25	230,000	248,852
Duke Energy Carolinas LLC
3.875%, due 3/15/46	890,000	960,580
4.00%, due 9/30/42	285,000	314,500
Edison International
2.95%, due 3/15/23	230,000	237,663
Emera US Finance LP
2.70%, due 6/15/21	5,000	5,013
Entergy Louisiana LLC
4.20%, due 4/1/50	375,000	423,216
Florida Power & Light Co.
2.75%, due 6/1/23	145,000	150,478
3.80%, due 12/15/42	650,000	709,566
MidAmerican Energy Co.
3.95%, due 8/1/47	430,000	477,486
National Rural Utilities Cooperative Finance Corp.
2.70%, due 2/15/23	115,000	119,687
Ohio Power Co.
Series G
6.60%, due 2/15/33	215,000	288,154
PPL Electric Utilities Corp.
3.95%, due 6/1/47	125,000	137,745
Public Service Electric and Gas Co.
2.70%, due 5/1/50	500,000	460,434
San Diego Gas & Electric Co.
4.15%, due 5/15/48	285,000	321,272
Sempra Energy
3.80%, due 2/1/38	285,000	306,339
Southern California Edison Co.
Series C
4.125%, due 3/1/48	285,000	298,631
Southern Co. (The)
2.95%, due 7/1/23	230,000	240,878

	Principal Amount	Value
Corporate Bonds
Electric
Southern Co. (The)
4.40%, due 7/1/46	$ 575,000	$ 640,310
Virginia Electric and Power Co.
4.00%, due 1/15/43	440,000	488,487
Xcel Energy, Inc.
3.30%, due 6/1/25	930,000	997,752
		9,674,719
Environmental Control 0.1%
Republic Services, Inc.
3.20%, due 3/15/25	330,000	353,679
Waste Management, Inc.
3.15%, due 11/15/27	330,000	357,119
		710,798
Food 0.3%
General Mills, Inc.
3.15%, due 12/15/21	5,000	5,064
4.20%, due 4/17/28	90,000	101,649
Kroger Co. (The)
2.20%, due 5/1/30	725,000	709,961
Sysco Corp.
3.25%, due 7/15/27	330,000	355,329
Tyson Foods, Inc.
5.10%, due 9/28/48	325,000	411,519
		1,583,522
Forest Products & Paper 0.2%
Fibria Overseas Finance Ltd.
5.50%, due 1/17/27	530,000	604,205
International Paper Co.
3.80%, due 1/15/26	260,000	287,204
		891,409
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	285,000	309,253
Healthcare-Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	200,000	224,492
4.90%, due 11/30/46	300,000	390,713
Boston Scientific Corp.
4.70%, due 3/1/49	250,000	302,172
Medtronic, Inc.
4.625%, due 3/15/45	449,000	566,223
Stryker Corp.
3.65%, due 3/7/28	285,000	314,834

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Thermo Fisher Scientific, Inc.
2.95%, due 9/19/26	$ 365,000	$ 390,790
		2,189,224
Healthcare-Services 0.8%
Aetna, Inc.
6.625%, due 6/15/36	285,000	397,775
Anthem, Inc.
4.375%, due 12/1/47	330,000	380,114
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	330,000	357,153
UnitedHealth Group, Inc.
3.10%, due 3/15/26	625,000	678,778
3.75%, due 7/15/25	1,900,000	2,104,247
4.25%, due 4/15/47	325,000	382,138
		4,300,205
Household Products & Wares 0.1%
Clorox Co. (The)
3.90%, due 5/15/28	285,000	318,826
Kimberly-Clark Corp.
2.75%, due 2/15/26	285,000	305,965
		624,791
Housewares 0.0% ‡
Newell Brands, Inc.
4.35%, due 4/1/23 (c)	175,000	184,625
Insurance 0.8%
Allstate Corp. (The)
5.35%, due 6/1/33	285,000	361,513
American International Group, Inc.
6.25%, due 5/1/36	450,000	604,465
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	455,000	536,557
Chubb INA Holdings, Inc.
3.35%, due 5/3/26	230,000	250,640
Marsh & McLennan Cos., Inc.
2.75%, due 1/30/22	515,000	524,207
MetLife, Inc.
3.60%, due 11/13/25	1,765,000	1,940,025
Prudential Financial, Inc.
3.935%, due 12/7/49	175,000	191,577
		4,408,984
Internet 0.3%
Alphabet, Inc.
3.375%, due 2/25/24	375,000	406,608

	Principal Amount	Value
Corporate Bonds
Internet
Amazon.com, Inc.
3.875%, due 8/22/37	$ 1,035,000	$ 1,185,884
		1,592,492
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	335,000	431,540
Machinery-Diversified 0.0% ‡
Deere & Co.
3.90%, due 6/9/42	195,000	222,109
Media 1.6%
Charter Communications Operating LLC
4.908%, due 7/23/25	950,000	1,076,965
5.75%, due 4/1/48	900,000	1,094,164
Comcast Corp.
3.30%, due 4/1/27	800,000	872,165
3.40%, due 7/15/46	1,565,000	1,618,288
Discovery Communications LLC
3.95%, due 3/20/28	450,000	491,558
TWDC Enterprises 18 Corp.
2.35%, due 12/1/22	635,000	655,831
ViacomCBS, Inc.
4.95%, due 1/15/31	725,000	855,046
Walt Disney Co. (The)
3.00%, due 9/15/22	790,000	820,226
3.80%, due 3/22/30	725,000	808,091
6.40%, due 12/15/35	535,000	753,182
		9,045,516
Mining 0.2%
Barrick North America Finance LLC
5.70%, due 5/30/41	125,000	160,659
BHP Billiton Finance USA Ltd.
3.85%, due 9/30/23	530,000	574,302
Rio Tinto Finance USA Ltd.
3.75%, due 6/15/25	530,000	581,569
		1,316,530
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	325,000	373,087
Eaton Corp.
4.00%, due 11/2/32	285,000	322,884
General Electric Co.
4.125%, due 10/9/42	94,000	100,793

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Parker-Hannifin Corp.
3.50%, due 9/15/22	$ 315,000	$ 328,692
4.20%, due 11/21/34	90,000	101,906
		1,227,362
Multi-National 0.6%
Inter-American Development Bank
1.75%, due 4/14/22	915,000	929,561
International Bank for Reconstruction & Development
2.00%, due 1/26/22	1,525,000	1,547,615
3.00%, due 9/27/23	1,000,000	1,065,269
		3,542,445
Oil & Gas 1.0%
BP Capital Markets America, Inc.
1.749%, due 8/10/30	975,000	920,961
3.588%, due 4/14/27	325,000	356,250
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	125,000	158,568
Chevron Corp.
3.191%, due 6/24/23	535,000	563,920
ConocoPhillips Co.
5.95%, due 3/15/46	365,000	498,803
Devon Energy Corp.
4.75%, due 5/15/42	285,000	302,359
EOG Resources, Inc.
3.90%, due 4/1/35	230,000	248,433
Exxon Mobil Corp.
4.114%, due 3/1/46	515,000	565,919
Hess Corp.
7.125%, due 3/15/33	125,000	159,306
Shell International Finance BV
2.375%, due 8/21/22	365,000	375,331
3.75%, due 9/12/46	635,000	677,440
Total Capital International SA
2.829%, due 1/10/30	975,000	1,014,048
		5,841,338
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	28,000	30,793
Pharmaceuticals 2.2%
AbbVie, Inc.
3.20%, due 11/6/22	540,000	560,307
3.75%, due 11/14/23	95,000	102,322
3.80%, due 3/15/25	200,000	218,508
4.70%, due 5/14/45	1,180,000	1,397,559

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
AbbVie, Inc.
4.75%, due 3/15/45	$ 100,000	$ 119,323
Allergan Funding SCS
3.80%, due 3/15/25	50,000	52,625
4.75%, due 3/15/45	25,000	26,916
AstraZeneca plc
6.45%, due 9/15/37	540,000	768,922
Bristol-Myers Squibb Co.
2.75%, due 2/15/23	25,000	26,070
3.40%, due 7/26/29	1,655,000	1,808,609
3.55%, due 8/15/22	205,000	213,681
3.625%, due 5/15/24	635,000	689,193
Cigna Corp.
4.90%, due 12/15/48	200,000	244,972
CVS Health Corp.
1.875%, due 2/28/31	1,285,000	1,206,976
2.75%, due 12/1/22	430,000	444,095
4.25%, due 4/1/50	350,000	392,876
Eli Lilly and Co.
3.95%, due 3/15/49	325,000	367,415
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	330,000	373,390
Johnson & Johnson
3.55%, due 3/1/36	375,000	418,763
4.95%, due 5/15/33	325,000	415,819
Merck & Co., Inc.
3.70%, due 2/10/45	285,000	313,786
Mylan, Inc.
4.20%, due 11/29/23	75,000	80,913
5.20%, due 4/15/48	90,000	103,512
Novartis Capital Corp.
4.00%, due 11/20/45	335,000	386,318
Pfizer, Inc.
3.00%, due 6/15/23	205,000	216,057
3.20%, due 9/15/23	25,000	26,628
4.00%, due 12/15/36	1,290,000	1,482,376
4.10%, due 9/15/38	95,000	110,366
		12,568,297
Pipelines 1.7%
Enbridge, Inc.
4.50%, due 6/10/44	285,000	308,363
Energy Transfer Operating LP
4.05%, due 3/15/25	3,080,000	3,327,919
Enterprise Products Operating LLC
3.70%, due 2/15/26	525,000	576,065
4.80%, due 2/1/49	450,000	515,913

	Principal Amount	Value
Corporate Bonds
Pipelines
Kinder Morgan Energy Partners LP
5.80%, due 3/15/35	$ 330,000	$ 403,364
Kinder Morgan, Inc.
4.30%, due 6/1/25	640,000	714,698
MPLX LP
4.125%, due 3/1/27	955,000	1,060,168
ONEOK, Inc.
3.10%, due 3/15/30	725,000	729,774
Phillips 66 Partners LP
4.68%, due 2/15/45	537,000	557,598
Plains All American Pipeline LP
3.65%, due 6/1/22	230,000	235,483
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	335,000	384,878
4.875%, due 5/15/48	625,000	739,388
Williams Cos., Inc. (The)
3.35%, due 8/15/22	325,000	334,344
		9,887,955
Real Estate Investment Trusts 0.3%
American Tower Corp.
5.00%, due 2/15/24	195,000	217,584
AvalonBay Communities, Inc.
2.90%, due 10/15/26	230,000	244,316
Crown Castle International Corp.
1.05%, due 7/15/26	175,000	169,440
ERP Operating LP
3.25%, due 8/1/27	285,000	308,031
Realty Income Corp.
4.65%, due 3/15/47	175,000	211,681
Simon Property Group LP
4.25%, due 11/30/46	493,000	530,853
		1,681,905
Retail 1.0%
Home Depot, Inc. (The)
2.375%, due 3/15/51	950,000	815,270
Lowe's Cos., Inc.
4.05%, due 5/3/47	435,000	476,971
McDonald's Corp.
3.375%, due 5/26/25	1,660,000	1,801,677
Starbucks Corp.
2.55%, due 11/15/30	975,000	976,934
Target Corp.
2.35%, due 2/15/30	200,000	202,768
3.50%, due 7/1/24	325,000	354,958
Walmart, Inc.
2.85%, due 7/8/24	275,000	295,104

	Principal Amount	Value
Corporate Bonds
Retail
Walmart, Inc.
3.30%, due 4/22/24	$ 90,000	$ 96,880
4.30%, due 4/22/44	700,000	846,266
		5,866,828
Semiconductors 0.7%
Applied Materials, Inc.
5.10%, due 10/1/35	285,000	363,512
Broadcom, Inc.
4.15%, due 11/15/30	725,000	782,536
Intel Corp.
3.70%, due 7/29/25	1,635,000	1,803,049
QUALCOMM, Inc.
4.65%, due 5/20/35	285,000	347,793
Texas Instruments, Inc.
2.625%, due 5/15/24	375,000	397,422
		3,694,312
Software 0.9%
Fiserv, Inc.
4.20%, due 10/1/28	700,000	788,782
Microsoft Corp.
2.40%, due 2/6/22	10,000	10,165
2.921%, due 3/17/52	505,000	497,452
3.30%, due 2/6/27	440,000	485,631
Oracle Corp.
2.95%, due 5/15/25	2,205,000	2,348,465
4.00%, due 7/15/46	230,000	236,783
5.375%, due 7/15/40	375,000	459,938
		4,827,216
Telecommunications 1.6%
AT&T, Inc.
2.55%, due 12/1/33 (b)	1,726,000	1,638,648
3.55%, due 9/15/55 (b)	1,256,000	1,149,374
3.60%, due 7/15/25	335,000	366,295
Cisco Systems, Inc.
2.95%, due 2/28/26	535,000	580,860
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (c)	285,000	422,687
Telefonica Emisiones SA
7.045%, due 6/20/36	375,000	519,688
T-Mobile USA, Inc.
3.875%, due 4/15/30 (b)	725,000	786,886
Verizon Communications, Inc.
4.016%, due 12/3/29	640,000	715,873
5.50%, due 3/16/47	1,075,000	1,405,120

	Principal Amount	Value
Corporate Bonds
Telecommunications
Vodafone Group plc
4.375%, due 5/30/28	$ 1,480,000	$ 1,699,680
		9,285,111
Transportation 1.1%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	1,056,000	1,145,652
Canadian National Railway Co.
6.25%, due 8/1/34	285,000	397,646
CSX Corp.
3.35%, due 9/15/49	625,000	613,447
FedEx Corp.
2.625%, due 8/1/22	335,000	344,873
3.20%, due 2/1/25	630,000	679,000
Norfolk Southern Corp.
3.942%, due 11/1/47	366,000	396,511
Union Pacific Corp.
2.75%, due 3/1/26	1,855,000	1,964,781
United Parcel Service, Inc.
3.40%, due 11/15/46	530,000	541,312
		6,083,222
Total Corporate Bonds (Cost $158,932,801)		160,751,470
Foreign Government Bonds 3.4%
Canada 0.4%
Province of Ontario Canada
2.50%, due 4/27/26	1,245,000	1,327,320
Province of Quebec Canada
2.50%, due 4/20/26	850,000	906,984
		2,234,304
Colombia 0.1%
Colombia Government International Bond
6.125%, due 1/18/41	695,000	825,292
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
2.125%, due 3/7/22	2,680,000	2,728,924
Japan 0.1%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	626,411

	Principal Amount	Value
Foreign Government Bonds
Luxembourg 0.4%
European Investment Bank
2.25%, due 8/15/22	$ 1,525,000	$ 1,567,929
2.375%, due 5/24/27	570,000	608,515
		2,176,444
Mexico 0.9%
Mexico Government Bond
4.125%, due 1/21/26	4,505,000	5,004,469
Norway 0.1%
Equinor ASA
5.10%, due 8/17/40	435,000	548,002
Panama 0.2%
Panama Government Bond
3.75%, due 3/16/25	950,000	1,035,405
Peru 0.2%
Peruvian Government Bond
7.35%, due 7/21/25	1,170,000	1,446,518
Philippines 0.3%
Asian Development Bank
2.75%, due 3/17/23	1,000,000	1,048,762
Philippine Government Bond
5.00%, due 1/13/37	600,000	736,525
		1,785,287
Republic of Korea 0.1%
Korea Development Bank (The)
3.25%, due 2/19/24	650,000	699,751
Sweden 0.1%
Svensk Exportkredit AB
2.375%, due 3/9/22	400,000	408,060
Total Foreign Government Bonds (Cost $18,905,394)		19,518,867
Mortgage-Backed Securities 9.7%
Agency (Collateralized Mortgage Obligations) 8.4%
Freddie Mac Multifamily Structured Pass Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	4,000,000	4,322,856
GNMA II, Single Family, 30 Year (d)
2.00%, due 4/15/51 TBA	3,000,000	3,029,063

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA II, Single Family, 30 Year (d)
2.50%, due 4/15/51 TBA	$ 7,000,000	$ 7,222,578
UMBS, Single Family, 15 Year (d)
1.50%, due 4/25/36 TBA	3,500,000	3,515,801
2.00%, due 4/25/36 TBA	2,950,000	3,027,504
UMBS, Single Family, 30 Year (d)
2.00%, due 4/25/51 TBA	14,300,000	14,273,188
2.50%, due 4/25/51 TBA	12,050,000	12,365,371
		47,756,361
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
BANK
Series 2018-BN14, Class A3
3.966%, due 9/15/60	800,000	889,753
Benchmark Mortgage Trust
Series 2018-B1, Class A2
3.571%, due 1/15/51	100,000	103,787
Series 2018-B1, Class A5
3.666%, due 1/15/51 (e)	800,000	881,842
Series 2018-B6, Class A3
3.995%, due 10/10/51	900,000	999,876
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (e)	300,000	317,681
Series 2017-C8, Class A3
3.305%, due 6/15/50	200,000	213,316
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	326,796
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	330,293
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	323,598
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	317,294
Series 2014-GC22, Class A5
3.862%, due 6/10/47	300,000	325,073
Series 2018-GS9, Class A4
3.992%, due 3/10/51 (e)	800,000	895,394
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4
2.918%, due 2/15/46	300,000	310,228
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4
3.914%, due 7/15/51	500,000	555,854

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	$ 298,975	$ 323,162
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class A3
3.001%, due 8/15/45	200,000	204,902
		7,318,849
Total Mortgage-Backed Securities (Cost $54,963,581)		55,075,210
U.S. Government & Federal Agencies 57.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.5%
FFCB
0.68%, due 1/13/27	1,125,000	1,096,074
FHLB
3.25%, due 11/16/28	2,200,000	2,476,222
FHLMC
0.375%, due 7/21/25	1,800,000	1,771,545
2.375%, due 1/13/22	500,000	509,030
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	56,587	59,606
2.50%, due 2/1/32	252,167	262,456
2.50%, due 2/1/33	265,139	275,900
2.50%, due 4/1/33	347,040	361,116
2.50%, due 6/1/33	51,833	53,935
2.50%, due 7/1/33	135,551	141,056
3.00%, due 9/1/27	137,816	145,680
3.00%, due 4/1/32	162,293	171,532
3.00%, due 6/1/32	42,927	45,365
3.00%, due 9/1/32	20,783	21,965
3.00%, due 10/1/32	93,161	98,458
3.00%, due 5/1/33	127,596	134,798
3.00%, due 9/1/33	115,416	121,803
3.50%, due 12/1/25	29,426	31,401
3.50%, due 5/1/33	110,027	117,647
3.50%, due 9/1/33	31,957	34,117
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	116,015	123,548
3.00%, due 11/1/37	78,763	82,293
3.00%, due 12/1/37	131,759	137,273
3.50%, due 2/1/37	125,451	134,956
3.50%, due 1/1/38	136,747	145,497
4.50%, due 5/1/38	84,092	92,464
5.50%, due 1/1/29	43,786	48,796
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	622,193	654,571
3.00%, due 12/1/46	43,434	45,603

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.00%, due 2/1/47	$ 50,068	$ 52,959
3.00%, due 3/1/47	221,957	233,087
3.00%, due 4/1/47	67,730	71,023
3.00%, due 1/1/48	455,524	475,514
3.00%, due 2/1/48	287,708	300,167
3.00%, due 3/1/48	251,476	262,276
3.00%, due 4/1/48	660,543	701,758
3.00%, due 6/1/48	410,244	427,835
3.50%, due 6/1/43	158,979	172,881
3.50%, due 9/1/44	138,810	149,928
3.50%, due 8/1/45	239,468	257,049
3.50%, due 8/1/46	339,173	364,722
3.50%, due 8/1/47	33,225	35,274
3.50%, due 9/1/47	79,581	84,479
3.50%, due 11/1/47	166,938	177,152
3.50%, due 12/1/47	363,928	386,178
3.50%, due 1/1/48	36,711	38,955
3.50%, due 3/1/48	476,902	505,868
3.50%, due 5/1/48	157,432	166,923
3.50%, due 6/1/48	300,819	318,705
3.50%, due 8/1/48	252,568	266,862
3.50%, due 9/1/48	234,118	247,742
3.50%, due 11/1/48	81,598	86,198
3.50%, due 12/1/48	216,867	229,576
4.00%, due 4/1/46	284,826	310,468
4.00%, due 5/1/46	93,597	101,820
4.00%, due 4/1/47	71,716	77,562
4.00%, due 6/1/47	183,378	198,226
4.00%, due 8/1/47	357,558	386,874
4.00%, due 10/1/47	85,291	92,045
4.00%, due 12/1/47	228,545	246,426
4.00%, due 1/1/48	73,191	79,050
4.00%, due 5/1/48	107,597	115,931
4.00%, due 9/1/48	407,140	436,379
4.00%, due 12/1/48	224,420	240,583
4.50%, due 9/1/46	19,250	21,271
4.50%, due 9/1/46	41,217	45,387
4.50%, due 10/1/46	148,348	163,354
4.50%, due 2/1/47	32,779	36,185
4.50%, due 11/1/47	39,143	42,908
4.50%, due 2/1/48	75,742	82,856
4.50%, due 4/1/48	96,839	105,814
4.50%, due 6/1/48	57,335	62,563
4.50%, due 7/1/48	208,366	227,036
4.50%, due 8/1/48	210,955	230,074
5.00%, due 9/1/38	53,314	62,013
5.00%, due 11/1/41	86,232	100,230

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
5.00%, due 3/1/47	$ 151,783	$ 169,873
5.00%, due 9/1/48	286,408	318,801
5.00%, due 1/1/49	127,343	141,390
5.50%, due 7/1/38	77,119	89,725
FNMA
0.65%, due 12/10/25	2,000,000	1,972,396
1.375%, due 9/6/22	725,000	738,313
1.875%, due 4/5/22	300,000	305,344
1.875%, due 9/24/26	1,650,000	1,722,813
UMBS, 15 Year
2.50%, due 9/1/34	686,891	714,513
2.50%, due 10/1/34	694,110	722,023
2.50%, due 3/1/35	1,392,689	1,448,765
UMBS, 30 Year
2.50%, due 5/1/50	2,777,942	2,873,181
3.50%, due 12/1/47	2,835,995	3,008,463
3.50%, due 5/1/48	3,294,827	3,486,385
4.50%, due 1/1/49	287,479	312,310
		36,897,168
Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.2%
UMBS, 10 Year
3.00%, due 4/1/25	42,406	44,741
3.50%, due 7/1/21	1,844	1,964
3.50%, due 3/1/22	12,512	13,327
UMBS, 15 Year
2.50%, due 10/1/27	153,458	160,149
2.50%, due 4/1/30	130,479	136,090
2.50%, due 10/1/31	220,063	228,967
2.50%, due 2/1/32	198,857	206,918
2.50%, due 2/1/32	208,098	216,520
2.50%, due 8/1/32	414,994	436,944
2.50%, due 3/1/33	239,202	250,814
2.50%, due 6/1/33	199,722	207,754
3.00%, due 11/1/31	147,923	156,490
3.00%, due 1/1/32	178,193	188,506
3.00%, due 6/1/32	115,733	122,259
3.00%, due 1/1/33	147,633	156,005
3.00%, due 2/1/33	193,188	207,535
3.00%, due 4/1/33	232,853	246,077
3.00%, due 5/1/33	285,780	301,954
3.00%, due 9/1/33	36,304	38,307
3.00%, due 9/1/34	1,029,152	1,086,100
3.50%, due 5/1/26	33,527	35,760
3.50%, due 11/1/31	39,320	41,938
3.50%, due 5/1/33	95,966	102,655
3.50%, due 6/1/33	134,287	143,487

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 15 Year
3.50%, due 7/1/33	$ 65,893	$ 70,390
3.50%, due 9/1/33	71,531	76,316
4.00%, due 5/1/24	49,444	52,616
4.00%, due 11/1/29	125,572	133,667
UMBS, 20 Year
3.00%, due 2/1/37	169,510	180,113
3.00%, due 1/1/38	404,657	422,720
4.00%, due 2/1/37	35,318	38,583
4.00%, due 8/1/38	260,795	280,975
5.00%, due 8/1/31	114,674	126,655
5.50%, due 8/1/27	50,551	56,480
UMBS, 30 Year
2.00%, due 8/1/50 (f)	2,066,568	2,065,164
2.00%, due 9/1/50 (f)	2,813,289	2,809,935
2.50%, due 4/1/46	40,501	41,714
2.50%, due 10/1/46	142,420	146,816
3.00%, due 9/1/42	810,547	857,477
3.00%, due 3/1/43	5,802,464	6,168,385
3.00%, due 12/1/43	782,003	829,995
3.00%, due 10/1/44	568,655	604,192
3.00%, due 10/1/46	114,346	120,246
3.00%, due 12/1/46	1,018,204	1,074,491
3.00%, due 2/1/47	161,302	169,521
3.00%, due 8/1/47	736,124	778,471
3.00%, due 10/1/47	634,336	671,219
3.00%, due 11/1/47	116,380	121,985
3.00%, due 6/1/48	98,515	102,908
3.00%, due 9/1/49	1,208,772	1,258,796
3.00%, due 10/1/50	3,431,510	3,638,104
3.50%, due 5/1/45	668,083	725,153
3.50%, due 9/1/45	70,409	75,552
3.50%, due 12/1/45	171,528	183,469
3.50%, due 12/1/45	332,727	359,409
3.50%, due 1/1/46	224,550	243,331
3.50%, due 1/1/46	206,587	222,172
3.50%, due 4/1/46	88,209	94,494
3.50%, due 9/1/46	410,554	444,110
3.50%, due 10/1/46	189,901	202,257
3.50%, due 10/1/46	101,247	107,849
3.50%, due 1/1/47	166,711	178,088
3.50%, due 7/1/47	37,600	39,926
3.50%, due 7/1/47	186,570	201,513
3.50%, due 10/1/47	136,836	145,207
3.50%, due 11/1/47	414,122	439,440
3.50%, due 11/1/47	192,877	204,430
3.50%, due 11/1/47	513,225	544,577
3.50%, due 12/1/47	36,713	38,950

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 8/1/48	$ 258,574	$ 273,176
3.50%, due 9/1/48	325,533	343,895
3.50%, due 2/1/49	633,571	668,685
3.50%, due 6/1/49	1,259,802	1,330,293
4.00%, due 8/1/44	198,066	219,149
4.00%, due 2/1/45	187,972	205,738
4.00%, due 9/1/45	35,678	38,957
4.00%, due 5/1/46	138,470	150,447
4.00%, due 9/1/46	63,981	69,760
4.00%, due 9/1/46	81,800	88,812
4.00%, due 2/1/47	31,010	33,827
4.00%, due 4/1/47	15,175	16,420
4.00%, due 5/1/47	112,563	121,893
4.00%, due 5/1/47	92,396	99,867
4.00%, due 6/1/47	339,927	367,864
4.00%, due 9/1/47	2,876,287	3,102,882
4.00%, due 10/1/47	36,996	39,933
4.00%, due 11/1/47	37,421	40,374
4.00%, due 12/1/47	102,427	110,093
4.00%, due 1/1/48	206,137	221,957
4.00%, due 1/1/48	38,779	41,955
4.00%, due 1/1/48	236,976	254,722
4.00%, due 2/1/48	111,761	120,232
4.00%, due 6/1/48	532,993	572,339
4.00%, due 7/1/48	285,914	306,864
4.00%, due 7/1/48	116,089	124,534
4.00%, due 7/1/48	452,239	485,093
4.00%, due 8/1/48	76,494	82,180
4.00%, due 8/1/48	1,629,428	1,748,157
4.00%, due 9/1/48	291,955	313,018
4.00%, due 9/1/48	74,106	79,480
4.00%, due 10/1/48	52,530	56,333
4.00%, due 11/1/48	135,950	145,794
4.00%, due 1/1/49	101,499	108,859
4.00%, due 9/1/49	1,895,704	2,033,074
4.50%, due 7/1/46	39,030	42,942
4.50%, due 12/1/46	43,460	47,831
4.50%, due 4/1/47	372,628	411,723
4.50%, due 5/1/47	15,016	16,470
4.50%, due 7/1/47	238,851	260,131
4.50%, due 7/1/47	63,562	69,927
4.50%, due 8/1/47	11,466	12,547
4.50%, due 2/1/48	245,941	267,546
4.50%, due 4/1/48	58,687	64,133
4.50%, due 4/1/48	22,492	24,561
4.50%, due 4/1/48	69,740	76,115
4.50%, due 5/1/48	164,952	180,070

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.50%, due 6/1/48	$ 96,016	$ 104,458
4.50%, due 8/1/48	181,393	197,169
4.50%, due 10/1/48	64,139	69,803
4.50%, due 4/1/49	1,951,670	2,126,403
4.50%, due 9/1/49	894,356	974,303
5.00%, due 6/1/39	126,952	147,402
5.00%, due 6/1/40	27,716	32,018
5.00%, due 7/1/47	92,653	103,623
5.00%, due 1/1/48	158,552	176,828
5.00%, due 4/1/48	57,054	63,437
5.00%, due 5/1/48	106,185	117,390
5.00%, due 9/1/48	86,433	96,212
5.50%, due 6/1/36	88,012	103,000
5.50%, due 5/1/44	84,045	98,315
5.50%, due 9/1/48	284,798	318,375
		52,298,510
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.8%
GNMA I, 30 Year
3.00%, due 6/15/45	26,016	27,219
3.00%, due 10/15/45	9,412	9,787
3.00%, due 5/15/48	174,541	181,957
3.50%, due 3/15/45	15,342	16,412
3.50%, due 4/15/45	37,865	40,735
3.50%, due 5/15/48	52,209	55,054
4.00%, due 8/15/46	64,212	70,515
4.00%, due 11/15/47	79,882	85,454
4.00%, due 7/15/49	195,135	209,367
4.50%, due 8/15/46	51,625	57,450
4.50%, due 2/15/47	14,635	16,394
4.50%, due 4/15/47	42,982	47,631
4.50%, due 8/15/47	244,557	275,026
4.50%, due 8/15/47	228,612	253,277
5.00%, due 4/15/47	39,012	44,146
5.00%, due 12/15/47	37,712	42,512
GNMA II, 30 Year
2.50%, due 4/20/47	59,794	62,204
3.00%, due 11/20/45	490,667	519,190
3.00%, due 8/20/46	178,334	188,878
3.00%, due 9/20/46	96,172	101,410
3.00%, due 10/20/46	597,389	629,200
3.00%, due 1/20/47	676,045	710,832
3.00%, due 5/20/47	115,946	122,918
3.00%, due 12/20/47	368,645	388,089
3.00%, due 2/20/48	413,677	431,295
3.00%, due 3/20/48	496,402	518,109
3.00%, due 2/20/50	3,877,963	4,041,138

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
3.50%, due 11/20/42	$ 203,069	$ 217,018
3.50%, due 9/20/44	270,271	291,053
3.50%, due 7/20/45	705,746	756,197
3.50%, due 11/20/45	317,636	340,318
3.50%, due 7/20/46	35,639	37,950
3.50%, due 10/20/46	37,108	39,704
3.50%, due 11/20/46	452,745	484,524
3.50%, due 1/20/47	511,285	544,156
3.50%, due 5/20/47	387,930	413,877
3.50%, due 9/20/47	407,446	432,988
3.50%, due 10/20/47	730,102	779,887
3.50%, due 12/20/47	363,792	387,166
3.50%, due 7/20/48	198,501	211,407
3.50%, due 9/20/48	211,492	224,210
3.50%, due 10/20/48	213,130	225,964
3.50%, due 4/20/49	1,203,632	1,270,604
3.50%, due 7/20/49	1,380,596	1,457,244
4.00%, due 12/20/46	30,758	33,514
4.00%, due 1/20/47	247,198	268,182
4.00%, due 2/20/47	61,037	66,225
4.00%, due 3/20/47	46,464	50,186
4.00%, due 4/20/47	102,968	111,347
4.00%, due 5/20/47	84,462	91,396
4.00%, due 7/20/47	34,365	37,256
4.00%, due 11/20/47	423,573	457,921
4.00%, due 12/20/47	92,794	100,182
4.00%, due 4/20/48	356,343	381,452
4.00%, due 5/20/48	154,219	165,793
4.00%, due 6/20/48	63,806	68,656
4.00%, due 8/20/48	426,806	458,971
4.00%, due 9/20/48	223,113	240,587
4.00%, due 3/20/49	61,419	65,758
4.50%, due 8/20/46	95,441	106,787
4.50%, due 4/20/47	92,569	101,945
4.50%, due 11/20/47	86,406	94,701
4.50%, due 1/20/48	210,816	230,991
4.50%, due 3/20/48	91,553	99,929
4.50%, due 5/20/48	81,097	87,690
4.50%, due 6/20/48	137,162	148,825
4.50%, due 8/20/48	257,451	281,595
5.00%, due 8/20/45	113,631	129,611
5.00%, due 11/20/46	67,614	77,518
5.00%, due 11/20/47	80,551	89,663
5.00%, due 3/20/48	52,737	58,476
5.00%, due 6/20/48	122,189	133,924
		21,499,547

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 4.6%
U.S. Treasury Bonds
1.25%, due 5/15/50	$ 675,000	$ 509,388
1.375%, due 8/15/50	3,700,000	2,887,156
1.625%, due 11/15/50	6,525,000	5,437,160
2.25%, due 8/15/49	475,000	459,321
2.375%, due 11/15/49	785,000	779,879
2.75%, due 8/15/47	235,000	251,175
2.75%, due 11/15/47	300,000	320,754
2.875%, due 11/15/46	140,000	152,961
2.875%, due 5/15/49	1,600,000	1,757,000
3.00%, due 2/15/47	815,000	912,163
3.00%, due 5/15/47	575,000	643,596
3.00%, due 2/15/48	1,950,000	2,185,904
3.00%, due 8/15/48	1,290,000	1,447,622
3.00%, due 2/15/49	845,000	949,305
3.125%, due 5/15/48	2,900,000	3,325,711
3.375%, due 11/15/48	550,000	660,537
3.625%, due 2/15/44	150,000	184,406
4.50%, due 2/15/36	1,900,000	2,513,492
4.625%, due 2/15/40	750,000	1,034,326
		26,411,856
United States Treasury Notes 33.5%
U.S. Treasury Notes
0.125%, due 6/30/22	3,300,000	3,300,773
0.125%, due 7/31/22	4,000,000	4,000,312
0.125%, due 8/31/22	6,500,000	6,500,000
0.125%, due 9/30/22	9,000,000	8,999,297
0.125%, due 10/31/22	4,000,000	3,999,531
0.125%, due 11/30/22	3,000,000	2,999,414
0.125%, due 12/31/22	1,500,000	1,499,355
0.125%, due 1/31/23	1,000,000	999,531
0.125%, due 2/28/23	1,000,000	999,375
0.125%, due 3/31/23	10,000,000	9,993,359
0.125%, due 5/15/23	9,500,000	9,487,383
0.125%, due 7/15/23	6,300,000	6,287,695
0.125%, due 8/15/23	14,000,000	13,967,734
0.125%, due 9/15/23	2,250,000	2,243,848
0.125%, due 10/15/23	3,000,000	2,990,156
0.125%, due 12/15/23	1,500,000	1,493,379
0.125%, due 1/15/24	700,000	696,500
0.125%, due 2/15/24	400,000	397,844
0.25%, due 4/15/23	850,000	851,229
0.25%, due 6/15/23	5,450,000	5,456,174
0.25%, due 11/15/23	3,000,000	2,998,477
0.25%, due 3/15/24	4,400,000	4,388,313
0.25%, due 5/31/25	1,850,000	1,814,734
0.25%, due 6/30/25	700,000	685,836

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
0.25%, due 8/31/25	$ 950,000	$ 927,883
0.375%, due 4/30/25	2,025,000	1,999,608
0.375%, due 12/31/25	200,000	195,320
0.375%, due 1/31/26	1,200,000	1,170,281
0.375%, due 7/31/27	975,000	921,032
0.50%, due 2/28/26	500,000	490,234
0.50%, due 4/30/27	500,000	478,867
0.50%, due 5/31/27	1,050,000	1,003,611
0.50%, due 6/30/27	1,150,000	1,097,486
0.50%, due 8/31/27	2,500,000	2,376,367
0.625%, due 12/31/27	450,000	428,502
0.625%, due 5/15/30	175,000	159,250
0.625%, due 8/15/30	250,000	226,563
0.75%, due 3/31/26	800,000	793,063
0.875%, due 11/15/30	200,000	184,969
1.125%, due 2/29/28	400,000	393,000
1.125%, due 2/15/31	4,225,000	3,991,965
1.25%, due 3/31/28	400,000	395,875
1.50%, due 8/15/22	4,275,000	4,355,991
1.50%, due 9/15/22	3,400,000	3,467,602
1.50%, due 10/31/24	3,100,000	3,206,078
1.50%, due 1/31/27	2,400,000	2,447,438
1.625%, due 8/31/22	700,000	714,820
1.625%, due 11/15/22	4,000,000	4,095,781
1.625%, due 10/31/26	900,000	926,121
1.625%, due 8/15/29	1,050,000	1,053,732
1.75%, due 6/15/22	900,000	917,789
1.75%, due 7/15/22	2,000,000	2,042,266
1.75%, due 6/30/24	2,875,000	2,997,637
1.75%, due 7/31/24	6,650,000	6,936,522
1.875%, due 8/31/24	650,000	680,824
2.00%, due 4/30/24	4,035,000	4,235,016
2.00%, due 5/31/24	1,400,000	1,470,164
2.125%, due 7/31/24	150,000	158,326
2.125%, due 5/31/26	4,645,000	4,914,446
2.375%, due 4/30/26	200,000	214,172
2.375%, due 5/15/29	825,000	876,691
2.50%, due 3/31/23	100,000	104,660
2.625%, due 6/30/23	1,900,000	2,003,461
2.625%, due 12/31/23	150,000	159,557
2.75%, due 4/30/23	5,425,000	5,713,203
2.75%, due 5/31/23	1,700,000	1,793,766
2.75%, due 7/31/23	4,675,000	4,950,387
2.75%, due 8/31/23	8,300,000	8,803,188
2.75%, due 6/30/25	275,000	298,364
2.875%, due 9/30/23	2,875,000	3,063,335
2.875%, due 10/31/23	2,300,000	2,454,352

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
2.875%, due 11/30/23	$ 600,000	$ 641,344
2.875%, due 5/31/25	300,000	326,848
		190,308,006
Total U.S. Government & Federal Agencies (Cost $321,247,623)		327,415,087
Total Long-Term Bonds (Cost $554,607,943)		563,324,622
Total Investments (Cost $554,607,943)	99.1%	563,324,622
Other Assets, Less Liabilities	0.9	4,943,711
Net Assets	100.0%	$ 568,268,333

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2021.
(d)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2021, the total net market value was $43,433,505, which represented 7.6% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.
(f)	Delayed delivery security.
Futures Contracts
As of March 31, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Notes	102	June 2021	$ 13,678,426	$ 13,355,625	$ (322,801)
U.S. Treasury 10 Year Ultra Bonds	88	June 2021	13,095,343	12,644,500	(450,843)
U.S. Treasury 5 Year Notes	41	June 2021	5,104,990	5,059,336	(45,654)
U.S. Treasury Long Bonds	131	June 2021	21,096,036	20,251,781	(844,254)
U.S. Treasury Ultra Bonds	42	June 2021	8,021,766	7,611,188	(410,579)
Total Long Contracts					(2,074,131)
Short Contracts
U.S. Treasury 2 Year Notes	(211)	June 2021	(46,610,793)	(46,573,305)	37,488
Net Unrealized Depreciation					$ (2,036,643)

1.	As of March 31, 2021, cash in the amount of $1,210,075 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2021.

Abbreviation(s):
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 563,988	$ —	$ 563,988
Corporate Bonds	—	160,751,470	—	160,751,470
Foreign Government Bonds	—	19,518,867	—	19,518,867
Mortgage-Backed Securities	—	55,075,210	—	55,075,210
U.S. Government & Federal Agencies	—	327,415,087	—	327,415,087
Total Investments in Securities	—	563,324,622	—	563,324,622
Other Financial Instruments
Futures Contracts (b)	37,488	—	—	37,488
Total Investments in Securities and Other Financial Instruments	$ 37,488	$ 563,324,622	$ —	$ 563,362,110
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,074,131)	$ —	$ —	$ (2,074,131)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Exchange-Traded Funds 97.0%
Bonds 75.1%
Bank Loan Funds 11.3%
Invesco Senior Loan ETF	1,213,264	$ 26,849,532
SPDR Blackstone Senior Loan ETF	350,373	16,026,061
		42,875,593
Convertible Bond Fund 7.6%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	343,138	28,600,552
Emerging Bonds—Local Currency Funds 2.2%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	78,210	2,035,024
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	196,308	6,022,730
WisdomTree Emerging Markets Local Debt Fund	7,599	243,320
		8,301,074
Emerging Bonds—USD Funds 2.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	73,577	8,011,064
Vanguard Emerging Markets Government Bond ETF (a)	15,787	1,223,492
		9,234,556
Floating Rate—Investment Grade Funds 2.8%
iShares Floating Rate Bond ETF	148,882	7,560,228
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	94,313	2,889,750
		10,449,978
High Yield Corporate Bond Funds 0.1%
iShares iBoxx High Yield Corporate Bond ETF (a)	3,233	281,853
SPDR Bloomberg Barclays High Yield Bond ETF (a)	1,151	125,229
Xtrackers USD High Yield Corporate Bond ETF	1,954	97,680
		504,762
Investment Grade Corporate Bond Funds 11.9%
iShares Broad USD Investment Grade Corporate Bond ETF	25,853	1,526,361
iShares iBoxx $ Investment Grade Corporate Bond ETF	90,182	11,728,169
SPDR Portfolio Short Term Corporate Bond ETF (a)	109,266	3,421,118
Vanguard Intermediate-Term Corporate Bond ETF	120,152	11,177,741
Vanguard Short-Term Corporate Bond ETF (a)	209,708	17,300,910
		45,154,299
Mortgage-Backed Security Funds 3.0%
iShares MBS ETF (a)	67,710	7,341,118
Vanguard Mortgage-Backed Securities ETF	72,842	3,887,578
		11,228,696
Municipal Bond Fund 1.3%
VanEck Vectors High Yield Muni ETF (a)	78,561	4,882,566
U.S. Medium Term Treasury Bond Funds 2.3%
iShares 3-7 Year Treasury Bond ETF (a)	32,780	4,257,794
Schwab Intermediate-Term U.S. Treasury ETF	26,899	1,517,373

	Shares	Value
Bonds
U.S. Medium Term Treasury Bond Funds
Vanguard Intermediate-Term Treasury ETF	40,357	$ 2,713,201
		8,488,368
U.S. Ultra Short Term Bond Funds 30.2%
Goldman Sachs Access Treasury 0-1 Year ETF	226,179	22,647,303
Invesco Treasury Collateral ETF	81,039	8,564,607
IQ Ultra Short Duration ETF	1,419,720	70,347,126
iShares Short Treasury Bond ETF (a)(b)	114,343	12,636,045
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2,763	252,815
		114,447,896
Total Bonds (Cost $279,383,531)		284,168,340
Equities 21.9%
BRIC Equity Funds 2.5%
iShares China Large-Cap ETF (a)	64,793	3,023,242
iShares MSCI China ETF (a)	61,140	4,995,138
SPDR S&P China ETF	10,918	1,429,821
		9,448,201
Broad Fund 0.6%
FlexShares Global Upstream Natural Resources Index Fund (a)	63,399	2,294,410
Emerging Equity Funds 6.7%
iShares Core MSCI Emerging Markets ETF	194,041	12,488,479
Vanguard FTSE Emerging Markets ETF (a)	242,928	12,644,402
		25,132,881
Emerging Small Cap Equity Fund 2.0%
SPDR S&P Emerging Markets SmallCap ETF	133,816	7,412,068
Europe Equity Funds 0.6%
iShares Core MSCI Europe ETF (a)	9,374	505,915
Vanguard FTSE Europe ETF (a)	29,928	1,885,464
		2,391,379
International Equity Core Funds 1.5%
iShares Core MSCI EAFE ETF	38,577	2,779,473
Vanguard FTSE Developed Markets ETF	60,191	2,955,980
		5,735,453
International Large Cap Growth Fund 0.6%
iShares MSCI EAFE Growth ETF	23,851	2,396,072
International Small Cap Equity Funds 2.8%
Schwab International Small-Cap Equity ETF	89,848	3,541,808

	Shares	Value
Equities
International Small Cap Equity Funds
Vanguard FTSE All World ex-US Small-Cap ETF (a)	55,448	$ 7,117,860
		10,659,668
Japan Equity Fund 0.7%
iShares MSCI Japan ETF (a)	40,497	2,774,854
U.S. Large Cap Core Funds 0.8%
Energy Select Sector SPDR Fund	4,026	197,516
Financial Select Sector SPDR Fund	22,843	777,804
Health Care Select Sector SPDR Fund	13,934	1,626,655
Technology Select Sector SPDR Fund	3,648	484,491
		3,086,466
U.S. Large Cap Growth Funds 2.2%
iShares Core S&P U.S. Growth ETF (a)	8,769	796,137
Schwab U.S. Large-Cap Growth ETF (a)	7,843	1,017,865
SPDR Portfolio S&P 500 Growth ETF (a)	13,062	736,697
Vanguard Growth ETF (a)	20,284	5,213,799
Vanguard Russell 1000 Growth ETF (a)	1,676	419,017
		8,183,515
U.S. Preferred Funds 0.0% ‡
Invesco Preferred ETF (a)	1,617	24,255
iShares Preferred & Income Securities ETF (a)	1,651	63,398
		87,653
U.S. Small Cap Value Funds 0.9%
iShares Russell 2000 Value ETF	6,985	1,113,898
iShares S&P Small-Cap 600 Value ETF	6,003	604,742
Vanguard Small-Cap Value ETF	9,779	1,619,500
		3,338,140
Total Equities (Cost $73,976,509)		82,940,760
Total Exchange-Traded Funds (Cost $353,360,040)		367,109,100
Exchange-Traded Note 0.1%
Volatility 0.1%
Volatility 0.1%
iPath Series B S&P 500 VIX Short-Term Futures ETN (a)(c)	38,279	436,381
Total Volatility (Cost $836,037)		436,381
Total Exchange-Traded Note (Cost $836,037)		436,381

	Shares	Value
Exchange-Traded Vehicles 2.9%
Commodities 1.0%
Gold Funds 0.5%
Aberdeen Standard Physical Gold Shares ETF (a)(c)	8,133	$ 133,381
Graniteshares Gold Trust (a)(c)	3,455	58,666
iShares Gold Trust (c)	96,909	1,575,741
SPDR Gold MiniShares Trust (c)	12,771	217,107
		1,984,895
Silver Fund 0.5%
iShares Silver Trust (c)	77,253	1,753,643
Total Commodities (Cost $4,038,091)		3,738,538
Currencies 1.9%
British Pound Fund 0.6%
Invesco CurrencyShares British Pound Sterling Trust (c)	18,367	2,443,546
Euro Fund 1.3%
Invesco CurrencyShares Euro Currency Trust (a)(c)	44,472	4,886,138
Total Currencies (Cost $7,349,111)		7,329,684
Total Exchange-Traded Vehicles (Cost $11,387,202)		11,068,222

Short-Term Investments 12.6%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	1,198,614	1,198,614
Unaffiliated Investment Company 12.3%
BlackRock Liquidity FedFund, 0.06% (d)(e)	46,505,000	46,505,000
Total Short-Term Investments (Cost $47,703,614)		47,703,614
Total Investments (Cost $413,286,893)	112.6%	426,317,317
Other Assets, Less Liabilities	(12.6)	(47,787,381)
Net Assets	100.0%	$ 378,529,936

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $57,257,512; the total market value of collateral held by the Portfolio was $58,365,176. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $11,860,176. The Portfolio received cash collateral with a value of $46,505,000.
(b)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps
(c)	Non-income producing security.

(d)	Current yield as of March 31, 2021.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Aberdeen Standard Physical Gold Shares ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	7	$ —
Morgan Stanley & Co.	Aberdeen Standard Physical Gold Shares ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	7	—
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	1 month LIBOR	10/4/21	Monthly	(432)	—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.05%	9/14/22	Monthly	(432)	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/4/21	Monthly	10	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	10	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/4/21	Monthly	39	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	39	—
Bank of America Merrill Lynch	FlexShares Global Upstream Natural Resources Index Fund	1 month LIBOR plus 0.50%	10/4/21	Monthly	116	—
Morgan Stanley & Co.	FlexShares Global Upstream Natural Resources Index Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	116	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	1,146	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1,146	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	1 month LIBOR plus 0.50%	10/4/21	Monthly	3	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	3	—
Bank of America Merrill Lynch	Health Care Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/4/21	Monthly	82	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	82	—
Bank of America Merrill Lynch	Invesco CurrencyShares Australian Dollar Trust	1 month LIBOR	10/4/21	Monthly	(270)	—
Morgan Stanley & Co.	Invesco CurrencyShares Australian Dollar Trust	Federal Fund Rate minus 6.32%	9/14/22	Monthly	(270)	—
Bank of America Merrill Lynch	Invesco CurrencyShares British Pound Sterling Trust	1 month LIBOR plus 0.50%	10/4/21	Monthly	124	—
Morgan Stanley & Co.	Invesco CurrencyShares British Pound Sterling Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	124	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	1 month LIBOR plus 0.50%	10/4/21	Monthly	247	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	247	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	1 month LIBOR	10/4/21	Monthly	(589)	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate minus 4.27%	9/14/22	Monthly	(589)	—
Bank of America Merrill Lynch	Invesco KBW Bank ETF	1 month LIBOR	10/4/21	Monthly	(304)	—
Morgan Stanley & Co.	Invesco KBW Bank ETF	Federal Fund Rate minus 1.22%	9/14/22	Monthly	(304)	—
Bank of America Merrill Lynch	Invesco Preferred ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	1	—
Morgan Stanley & Co.	Invesco Preferred ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1	—
Bank of America Merrill Lynch	Invesco S&P 500 Low Volatility ETF	1 month LIBOR	10/4/21	Monthly	(431)	—
Morgan Stanley & Co.	Invesco S&P 500 Low Volatility ETF	Federal Fund Rate minus 2.12%	9/14/22	Monthly	(431)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Invesco Senior Loan ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	1,358	$ —
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1,358	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	433	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	433	—
Bank of America Merrill Lynch	iPath Series B S&P 500 VIX Short-Term Futures ETN	1 month LIBOR plus 0.50%	10/4/21	Monthly	22	—
Morgan Stanley & Co.	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/14/22	Monthly	22	—
Bank of America Merrill Lynch	IQ Ultra Short Duration ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	3,559	—
Morgan Stanley & Co.	IQ Ultra Short Duration ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	3,559	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	1 month LIBOR	10/4/21	Monthly	(480)	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate minus 0.67%	9/14/22	Monthly	(480)	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	1 month LIBOR	10/4/21	Monthly	(108)	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate minus 0.57%	9/14/22	Monthly	(108)	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	215	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	215	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	77	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	77	—
Bank of America Merrill Lynch	iShares China Large-Cap ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	153	—
Morgan Stanley & Co.	iShares China Large-Cap ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	153	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	141	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	141	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	632	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	632	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	26	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	26	—
Bank of America Merrill Lynch	iShares Core MSCI Pacific ETF	1 month LIBOR	10/4/21	Monthly	(557)	—
Morgan Stanley & Co.	iShares Core MSCI Pacific ETF	Federal Fund Rate minus 7.47%	9/14/22	Monthly	(557)	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Growth ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	40	—
Morgan Stanley & Co.	iShares Core S&P U.S. Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	40	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Value ETF	1 month LIBOR	10/4/21	Monthly	(276)	—
Morgan Stanley & Co.	iShares Core S&P U.S. Value ETF	Federal Fund Rate minus 2.02%	9/14/22	Monthly	(276)	—
Bank of America Merrill Lynch	iShares Core US REIT ETF	1 month LIBOR	10/4/21	Monthly	(225)	—
Morgan Stanley & Co.	iShares Core US REIT ETF	Federal Fund Rate minus 1.07%	9/14/22	Monthly	(225)	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	382	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	382	—
Bank of America Merrill Lynch	iShares Gold Trust	1 month LIBOR plus 0.50%	10/4/21	Monthly	80	—
Morgan Stanley & Co.	iShares Gold Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	80	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	593	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	593	$ —
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	14	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	14	—
Bank of America Merrill Lynch	iShares J.P. Morgan USD Emerging Markets Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	405	—
Morgan Stanley & Co.	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	405	—
Bank of America Merrill Lynch	iShares MBS ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	371	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	371	—
Bank of America Merrill Lynch	iShares MSCI China ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	253	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	253	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	121	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	121	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Min Vol Factor ETF	1 month LIBOR	10/4/21	Monthly	(1,041)	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(1,041)	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	140	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	140	—
Bank of America Merrill Lynch	iShares MSCI USA Min Vol Factor ETF	1 month LIBOR	10/4/21	Monthly	(1,625)	—
Morgan Stanley & Co.	iShares MSCI USA Min Vol Factor ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(1,625)	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	1 month LIBOR	10/4/21	Monthly	(409)	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate minus 1.32%	9/14/22	Monthly	(409)	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	3	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	3	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	1 month LIBOR	10/4/21	Monthly	(792)	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate minus 1.62%	9/14/22	Monthly	(792)	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	56	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	56	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	1 month LIBOR	10/4/21	Monthly	(408)	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	Federal Fund Rate minus 3.97%	9/14/22	Monthly	(408)	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Value ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	31	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Value ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	31	—
Bank of America Merrill Lynch	iShares Short Treasury Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	639	—
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	639	—
Bank of America Merrill Lynch	iShares Silver Trust	1 month LIBOR plus 0.50%	10/4/21	Monthly	89	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	89	—
Bank of America Merrill Lynch	iShares TIPS Bond ETF	1 month LIBOR	10/4/21	Monthly	(876)	—
Morgan Stanley & Co.	iShares TIPS Bond ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(876)	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	77	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	77	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	179	$ —
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	179	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Growth ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	52	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	52	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Value ETF	1 month LIBOR	10/4/21	Monthly	(283)	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Value ETF	Federal Fund Rate minus 0.92%	9/14/22	Monthly	(283)	—
Bank of America Merrill Lynch	Schwab U.S. REIT ETF	1 month LIBOR	10/4/21	Monthly	(674)	—
Morgan Stanley & Co.	Schwab U.S. REIT ETF	Federal Fund Rate minus 1.5%	9/14/22	Monthly	(674)	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ET	1 month LIBOR plus 0.50%	10/4/21	Monthly	811	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ET	Federal Fund Rate plus 0.50%	9/14/22	Monthly	811	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	13	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	13	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Convertible Securities ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	1,447	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1,447	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	103	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	103	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays High Yield Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	6	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	6	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	146	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	146	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1 month LIBOR	10/4/21	Monthly	(405)	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(405)	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	1 month LIBOR	10/4/21	Monthly	(1,512)	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 0.82%	9/14/22	Monthly	(1,512)	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	1 month LIBOR plus 0.50%	10/4/21	Monthly	11	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	11	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	1 month LIBOR	10/4/21	Monthly	(20)	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(20)	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Growth ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	37	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	37	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Value ETF	1 month LIBOR	10/4/21	Monthly	(284)	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Value ETF	Federal Fund Rate minus 0.92%	9/14/22	Monthly	(284)	—
Bank of America Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	173	—
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	173	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	SPDR S&P Bank ETF	1 month LIBOR	10/4/21	Monthly	(486)	$ —
Morgan Stanley & Co.	SPDR S&P Bank ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(486)	—
Bank of America Merrill Lynch	SPDR S&P China ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	72	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	72	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets SmallCap ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	375	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets SmallCap ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	375	—
Bank of America Merrill Lynch	Technology Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/4/21	Monthly	25	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	25	—
Bank of America Merrill Lynch	VanEck Vectors High Yield Muni ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	247	—
Morgan Stanley & Co.	VanEck Vectors High Yield Muni ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	247	—
Bank of America Merrill Lynch	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	305	—
Morgan Stanley & Co.	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	305	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	62	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	62	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-US Small-Cap ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	360	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	360	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	150	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	150	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	640	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	640	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	95	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	95	—
Bank of America Merrill Lynch	Vanguard FTSE Pacific ETF	1 month LIBOR	10/4/21	Monthly	(2,501)	—
Morgan Stanley & Co.	Vanguard FTSE Pacific ETF	Federal Fund Rate minus 2.92%	9/14/22	Monthly	(2,501)	—
Bank of America Merrill Lynch	Vanguard Growth ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	264	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	264	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	565	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	565	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	137	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	137	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	1 month LIBOR	10/4/21	Monthly	(16)	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate minus 6.97%	9/14/22	Monthly	(16)	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	197	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	197	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Growth ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	21	—
Morgan Stanley & Co.	Vanguard Russell 1000 Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	21	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Vanguard Russell 1000 Value ETF	1 month LIBOR	10/4/21	Monthly	(124)	$ —
Morgan Stanley & Co.	Vanguard Russell 1000 Value ETF	Federal Fund Rate minus 5.27%	9/14/22	Monthly	(124)	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	875	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	875	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	1 month LIBOR	10/4/21	Monthly	(980)	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate minus 0.62%	9/14/22	Monthly	(980)	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	82	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	82	—
Bank of America Merrill Lynch	Vanguard Value ETF	1 month LIBOR	10/4/21	Monthly	(2,235)	—
Morgan Stanley & Co.	Vanguard Value ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(2,235)	—
Bank of America Merrill Lynch	WisdomTree Emerging Markets Local Debt Fund	1 month LIBOR plus 0.50%	10/4/21	Monthly	12	—
Morgan Stanley & Co.	WisdomTree Emerging Markets Local Debt Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	12	—
Bank of America Merrill Lynch	Xtrackers MSCI Europe Hedged Equity ETF	1 month LIBOR	10/4/21	Monthly	(467)	—
Morgan Stanley & Co.	Xtrackers MSCI Europe Hedged Equity ETF	Federal Fund Rate minus 20.97%	9/14/22	Monthly	(467)	—
Bank of America Merrill Lynch	Xtrackers MSCI Japan Hedged Equity ETF	1 month LIBOR	10/4/21	Monthly	(460)	—
Morgan Stanley & Co.	Xtrackers MSCI Japan Hedged Equity ETF	Federal Fund Rate minus 11.57%	9/14/22	Monthly	(460)	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/4/21	Monthly	5	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	5	—
						$ —

1.	As of March 31, 2021, cash in the amount $580,000 was pledged from brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2021.

Abbreviation(s):
BRIC—Brazil, Russia, India and China
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
FTSE—Financial Times Stock Exchange
KBW—Keefe, Bruyette & Woods
LIBOR—London Interbank Offered Rate
MBS—Mortgage-Backed Security
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
USD—United States Dollar
VIX—CBOE Volatility Index
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 367,109,100	$ —	$ —	$ 367,109,100
Exchange-Traded Note	436,381	—	—	436,381
Exchange-Traded Vehicles	11,068,222	—	—	11,068,222
Short-Term Investments
Affiliated Investment Company	1,198,614	—	—	1,198,614
Unaffiliated Investment Company	46,505,000	—	—	46,505,000
Total Short-Term Investments	47,703,614	—	—	47,703,614
Total Investments in Securities	$ 426,317,317	$ —	$ —	$ 426,317,317

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.1%
Asset-Backed Securities 2.2%
Automobile Asset-Backed Securities 0.6%
CarMax Auto Owner Trust
Series 2017-3, Class C
2.72%, due 5/15/23	$ 642,000	$ 647,216
Chase Auto Credit Linked Notes
Series 2021-1, Class B
0.875%, due 9/25/28 (a)	519,000	518,924
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B
3.94%, due 7/15/27 (a)	387,000	390,238
Drive Auto Receivables Trust
Series 2017-3, Class D
3.53%, due 12/15/23 (a)	82,828	83,927
Series 2018-4, Class C
3.66%, due 11/15/24	67,974	68,289
Series 2017-AA, Class D
4.16%, due 5/15/24 (a)	185,405	186,599
Series 2017-1, Class E
5.17%, due 9/16/24	1,590,000	1,632,744
Series 2017-2, Class E
5.27%, due 11/15/24	1,400,000	1,447,894
Exeter Automobile Receivables Trust
Series 2021-1A, Class C
0.74%, due 1/15/26	211,000	210,565
Series 2021-1A, Class D
1.08%, due 11/16/26	674,000	668,056
OneMain Direct Auto Receivables Trust (a)
Series 2018-1A, Class C
3.85%, due 10/14/25	181,000	183,978
Series 2018-1A, Class D
4.40%, due 1/14/28	180,000	183,253
Santander Drive Auto Receivables Trust
Series 2020-3, Class D
1.64%, due 11/16/26	1,630,000	1,653,873
Series 2020-1, Class A2A
2.07%, due 1/17/23	131,714	132,006
United Auto Credit Securitization Trust
Series 2019-1, Class C
3.16%, due 8/12/24 (a)	151,473	151,857
Westlake Automobile Receivables Trust
Series 2020-1A, Class D
2.80%, due 6/16/25 (a)	741,000	767,655
		8,927,074
Credit Card Asset-Backed Securities 0.1%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A
1.54%, due 3/20/26 (a)	842,000	842,128

	Principal Amount	Value
Asset-Backed Securities
Credit Card Asset-Backed Securities
Newday Funding Master Issuer plc
Series 2021-1A, Class A2
1.12% (SOFR + 1.10%), due 3/15/29 (a)(b)	$ 792,000	$ 795,031
		1,637,159
Other Asset-Backed Securities 1.5%
Arbys Funding LLC
Series 2020-1A, Class A2
3.237%, due 7/30/50 (a)	1,400,960	1,428,405
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,010,000	1,006,312
Series 2021-1A, Class B1
1.98%, due 3/15/61	382,000	380,852
DB Master Finance LLC (a)
Series 2019-1A, Class A2I
3.787%, due 5/20/49	460,980	470,379
Series 2019-1A, Class A2II
4.021%, due 5/20/49	254,130	268,740
Series 2019-1A, Class A23
4.352%, due 5/20/49	368,390	397,839
Domino's Pizza Master Issuer LLC (a)
Series 2017-1A, Class A2II
3.082%, due 7/25/47	194,970	195,280
Series 2019-1A, Class A2
3.668%, due 10/25/49	1,632,510	1,715,915
Series 2018-1A, Class A2I
4.116%, due 7/25/48	905,165	951,138
Series 2017-1A, Class A23
4.118%, due 7/25/47	208,550	224,521
Series 2018-1A, Class A2II
4.328%, due 7/25/48	495,593	533,917
Jack in the Box Funding LLC (a)
Series 2019-1A, Class A2I
3.982%, due 8/25/49	983,567	1,008,757
Series 2019-1A, Class A2II
4.476%, due 8/25/49	983,567	1,037,792
Series 2019-1A, Class A23
4.97%, due 8/25/49	983,567	1,057,286
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A
3.844%, due 12/25/25 (a)	427,434	431,823
Oak Street Investment Grade Net Lease Fund (a)
Series 2020-1A, Class A1
1.85%, due 11/20/50	833,129	836,498
Series 2020-1A, Class A5
3.39%, due 11/20/50	1,207,000	1,230,672

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Planet Fitness Master Issuer LLC (a)
Series 2019-1A, Class A2
3.858%, due 12/5/49	$ 862,087	$ 826,432
Series 2018-1A, Class A2I
4.262%, due 9/5/48	616,200	616,656
PRPM LLC (a)(c)
Series 2020-4, Class A1
2.951%, due 10/25/25	800,401	802,686
Series 2020-1A, Class A1
2.981%, due 2/25/25	230,299	230,819
Taco Bell Funding LLC (a)
Series 2018-1A, Class A2I
4.318%, due 11/25/48	656,880	660,112
Series 2018-1A, Class A2II
4.94%, due 11/25/48	509,277	557,236
Series 2016-1A, Class A23
4.97%, due 5/25/46	490,875	531,912
Vantage Data Centers LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,615,000	1,615,987
Series 2020-2A, Class A2
1.992%, due 9/15/45	705,000	692,750
VCAT LLC (a)(c)
Series 2021-NPL1, Class A1
2.289%, due 12/26/50	397,522	398,199
Series 2020-NPL1, Class A1
3.671%, due 8/25/50	440,548	444,968
Wendy's Funding LLC (a)
Series 2018-1A, Class A2I
3.573%, due 3/15/48	313,470	322,219
Series 2019-1A, Class A2I
3.783%, due 6/15/49	496,943	525,919
Series 2018-1A, Class A2II
3.884%, due 3/15/48	88,043	92,789
Wingstop Funding LLC
Series 2020-1A, Class A2
2.841%, due 12/5/50 (a)	816,000	826,388
		22,321,198
Total Asset-Backed Securities (Cost $32,397,657)		32,885,431
Corporate Bonds 14.0%
Aerospace & Defense 0.5%
Boeing Co. (The)
2.196%, due 2/4/26	442,000	440,629
3.25%, due 2/1/28	472,000	488,218
3.60%, due 5/1/34	918,000	918,049

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Boeing Co. (The)
3.625%, due 2/1/31	$ 991,000	$ 1,036,789
3.95%, due 8/1/59	599,000	575,825
4.508%, due 5/1/23	1,427,000	1,527,438
4.875%, due 5/1/25	460,000	512,186
General Dynamics Corp.
3.50%, due 4/1/27	456,000	503,217
TransDigm, Inc.
4.625%, due 1/15/29 (a)	2,069,000	2,040,137
		8,042,488
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	1,828,000	1,859,076
4.00%, due 11/13/30	714,000	708,281
General Motors Co.
4.20%, due 10/1/27	396,000	434,592
5.00%, due 10/1/28	1,091,000	1,250,295
5.40%, due 4/1/48	378,000	448,093
General Motors Financial Co., Inc.
4.30%, due 7/13/25	223,000	245,214
4.35%, due 4/9/25	411,000	450,793
4.35%, due 1/17/27	405,000	449,756
		5,846,100
Banks 2.8%
Bank of America Corp. (d)
2.592%, due 4/29/31	3,117,000	3,110,492
3.705%, due 4/24/28	1,598,000	1,747,884
3.97%, due 3/5/29	670,000	738,250
Series U
5.20%, due 6/1/23 (e)	443,000	462,935
Series X
6.25%, due 9/5/24 (e)	1,172,000	1,297,170
Bank of New York Mellon Corp. (The)
Series G
4.70% (5 Year Treasury Constant Maturity Rate + 4.358%), due 9/20/25 (b)(e)	2,024,000	2,192,903
BNP Paribas SA (a)
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (b)	1,692,000	1,591,328
2.819%, due 11/19/25 (d)	227,000	238,953
Citigroup, Inc. (d)
3.887%, due 1/10/28	2,060,000	2,264,317
4.412%, due 3/31/31	1,635,000	1,865,882
Series U
5.00%, due 9/12/24 (e)	559,000	575,938
Series D
5.35%, due 5/15/23 (e)(f)	537,000	552,439
5.95%, due 1/30/23 (e)	890,000	933,726

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc. (d)
Series P
5.95%, due 5/15/25 (e)	$ 584,000	$ 629,260
Series M
6.30%, due 5/15/24 (e)	123,000	130,664
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (a)	863,000	826,323
Credit Agricole SA
1.907%, due 6/16/26 (a)(d)	426,000	431,907
Credit Suisse Group AG
4.50% (5 Year Treasury Constant Maturity Rate + 3.554%), due 9/3/30 (a)(b)(e)	1,297,000	1,215,937
First Republic Bank
4.625%, due 2/13/47	391,000	465,529
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25	2,399,000	2,599,107
Series R
4.95% (5 Year Treasury Constant Maturity Rate + 3.224%), due 2/10/25 (b)(e)	368,000	389,270
HSBC Holdings plc (d)
1.589%, due 5/24/27	1,629,000	1,603,132
1.645%, due 4/18/26	700,000	700,429
JPMorgan Chase & Co. (d)
2.083%, due 4/22/26	570,000	585,427
2.956%, due 5/13/31	3,100,000	3,157,323
3.96%, due 1/29/27	1,446,000	1,599,214
Series HH
4.60%, due 2/1/25 (e)	466,000	471,242
Series FF
5.00%, due 8/1/24 (e)	441,000	455,884
Morgan Stanley
1.794%, due 2/13/32 (d)	1,226,000	1,144,298
2.188%, due 4/28/26 (d)	1,521,000	1,571,546
3.95%, due 4/23/27	1,401,000	1,550,312
4.35%, due 9/8/26	898,000	1,014,610
Natwest Group plc
3.032% (5 Year Treasury Constant Maturity Rate + 2.35%), due 11/28/35 (b)	1,260,000	1,202,141
SVB Financial Group
1.80%, due 2/2/31	625,000	576,261
4.10% (10 Year Treasury Constant Maturity Rate + 3.064%), due 2/15/31 (b)(e)	1,382,000	1,385,455
Westpac Banking Corp.
2.668% (5 Year Treasury Constant Maturity Rate + 1.75%), due 11/15/35 (b)	1,218,000	1,155,760
		42,433,248
Beverages 0.3%
Anheuser-Busch Cos. LLC
4.90%, due 2/1/46	919,000	1,097,786
Anheuser-Busch InBev Worldwide, Inc.
4.35%, due 6/1/40	809,000	914,651

	Principal Amount	Value
Corporate Bonds
Beverages
Coca-Cola Femsa SAB de CV
2.75%, due 1/22/30	$ 651,000	$ 653,708
Diageo Capital plc
1.375%, due 9/29/25	757,000	764,029
2.00%, due 4/29/30	713,000	697,130
2.125%, due 4/29/32	572,000	552,335
		4,679,639
Biotechnology 0.1%
Royalty Pharma plc (a)
1.75%, due 9/2/27	465,000	451,557
3.55%, due 9/2/50	899,000	856,702
		1,308,259
Chemicals 0.2%
Axalta Coating Systems LLC
3.375%, due 2/15/29 (a)	1,696,000	1,653,939
Element Solutions, Inc.
3.875%, due 9/1/28 (a)	1,338,000	1,320,272
		2,974,211
Commercial Services 0.4%
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	1,339,000	1,309,138
Equifax, Inc.
2.60%, due 12/15/25	1,126,000	1,180,383
Experian Finance plc
2.75%, due 3/8/30 (a)	1,281,000	1,300,959
Gartner, Inc.
3.75%, due 10/1/30 (a)	237,000	235,040
Global Payments, Inc.
3.20%, due 8/15/29	309,000	325,442
4.80%, due 4/1/26	629,000	719,274
IHS Markit Ltd. (a)
4.75%, due 2/15/25	687,000	769,234
5.00%, due 11/1/22	119,000	125,352
Service Corp. International
3.375%, due 8/15/30	489,000	477,288
		6,442,110
Computers 0.2%
Booz Allen Hamilton, Inc.
3.875%, due 9/1/28 (a)	1,244,000	1,250,531
Crowdstrike Holdings, Inc.
3.00%, due 2/15/29	1,220,000	1,192,794
Dell International LLC
5.875%, due 6/15/21 (a)	506,000	506,632
		2,949,957

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 0.5%
Charles Schwab Corp. (The) (b)(e)
Series H
4.00% (10 Year Treasury Constant Maturity Rate + 3.079%), due 12/1/30	$ 978,000	$ 961,374
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25	3,408,000	3,764,715
Quicken Loans LLC (a)
3.625%, due 3/1/29	1,013,000	975,013
3.875%, due 3/1/31	1,481,000	1,425,463
Raymond James Financial, Inc.
5.625%, due 4/1/24	358,000	409,024
		7,535,589
Electric 0.5%
Ameren Corp.
3.50%, due 1/15/31	953,000	1,011,373
Dominion Energy, Inc.
Series C
3.375%, due 4/1/30	1,199,000	1,276,599
NextEra Energy Capital Holdings, Inc.
2.75%, due 5/1/25	629,000	664,692
NRG Energy, Inc.
3.375%, due 2/15/29 (a)	1,057,000	1,031,896
3.625%, due 2/15/31 (a)	1,195,000	1,165,125
6.625%, due 1/15/27	1,094,000	1,137,760
7.25%, due 5/15/26	1,111,000	1,155,440
		7,442,885
Electronics 0.3%
Sensata Technologies, Inc.
3.75%, due 2/15/31 (a)	1,138,000	1,122,000
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,385,503
4.90%, due 6/15/28	1,379,000	1,590,772
		4,098,275
Food 0.6%
JBS USA LUX SA (a)
5.50%, due 1/15/30	1,208,000	1,336,948
6.50%, due 4/15/29	1,165,000	1,315,867
6.75%, due 2/15/28	612,000	670,140
Kraft Heinz Foods Co.
4.375%, due 6/1/46	182,000	190,257
4.875%, due 10/1/49	424,000	475,564
5.00%, due 6/4/42	630,000	709,003
Mondelez International, Inc.
2.75%, due 4/13/30	173,000	176,622
Pilgrim's Pride Corp.
4.25%, due 4/15/31 (a)	1,903,000	1,895,826

	Principal Amount	Value
Corporate Bonds
Food
Sysco Corp.
6.60%, due 4/1/40	$ 726,000	$ 1,012,793
6.60%, due 4/1/50	346,000	499,752
		8,282,772
Food Service 0.1%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	1,470,000	1,558,200
Gas 0.0% ‡
East Ohio Gas Co. (The)
2.00%, due 6/15/30 (a)	152,000	146,251
Healthcare-Products 0.1%
Avantor Funding, Inc.
4.625%, due 7/15/28 (a)	923,000	963,944
Healthcare-Services 1.1%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29 (a)	289,000	277,440
Centene Corp.
3.00%, due 10/15/30	588,000	587,024
3.375%, due 2/15/30	288,000	290,699
4.25%, due 12/15/27	1,112,000	1,169,686
4.625%, due 12/15/29	1,770,000	1,915,680
5.375%, due 6/1/26 (a)	1,510,000	1,579,007
DaVita, Inc. (a)
3.75%, due 2/15/31	1,295,000	1,235,080
4.625%, due 6/1/30	1,054,000	1,073,878
HCA, Inc.
3.50%, due 9/1/30	2,329,000	2,348,726
5.25%, due 6/15/49	339,000	414,824
5.375%, due 2/1/25	545,000	607,956
5.375%, due 9/1/26	220,000	248,050
5.50%, due 6/15/47	226,000	281,097
5.625%, due 9/1/28	310,000	356,500
5.875%, due 2/15/26	286,000	327,828
5.875%, due 2/1/29	459,000	534,735
Molina Healthcare, Inc.
4.375%, due 6/15/28 (a)	2,834,000	2,916,073
		16,164,283
Home Builders 0.0% ‡
MDC Holdings, Inc.
5.50%, due 1/15/24	465,000	512,663

	Principal Amount	Value
Corporate Bonds
Insurance 0.2%
Brown & Brown, Inc.
2.375%, due 3/15/31	$ 216,000	$ 207,667
4.50%, due 3/15/29	451,000	506,641
Prudential Financial, Inc.
3.70% (5 Year Treasury Constant Maturity Rate + 3.035%), due 10/1/50 (b)	1,777,000	1,796,902
		2,511,210
Internet 0.3%
Booking Holdings, Inc.
4.10%, due 4/13/25	2,655,000	2,958,403
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	1,659,000	1,629,967
		4,588,370
Iron & Steel 0.1%
Allegheny Technologies, Inc.
5.875%, due 12/1/27 (f)	1,047,000	1,083,645
Reliance Steel & Aluminum Co.
4.50%, due 4/15/23	469,000	500,181
		1,583,826
Lodging 0.1%
Choice Hotels International, Inc.
3.70%, due 12/1/29	817,000	856,183
3.70%, due 1/15/31	294,000	309,123
MGM Resorts International
7.75%, due 3/15/22	182,000	191,719
		1,357,025
Machinery-Diversified 0.2%
Westinghouse Air Brake Technologies Corp.
3.20%, due 6/15/25	1,132,000	1,197,571
3.45%, due 11/15/26	273,000	294,226
4.40%, due 3/15/24 (c)	662,000	719,763
4.95%, due 9/15/28 (c)	659,000	750,839
		2,962,399
Media 1.0%
CCO Holdings LLC (a)
4.25%, due 2/1/31	1,527,000	1,530,390
4.50%, due 5/1/32	2,216,000	2,243,700
Charter Communications Operating LLC
2.80%, due 4/1/31	811,000	800,366
3.70%, due 4/1/51	523,000	489,164
4.80%, due 3/1/50	562,000	602,866
5.375%, due 5/1/47	205,000	237,964
6.484%, due 10/23/45	256,000	333,315
Comcast Corp.
3.75%, due 4/1/40	365,000	400,480

	Principal Amount	Value
Corporate Bonds
Media
CSC Holdings LLC (a)
3.375%, due 2/15/31	$ 926,000	$ 872,755
4.125%, due 12/1/30	1,351,000	1,341,921
4.625%, due 12/1/30	1,204,000	1,184,272
Fox Corp.
4.03%, due 1/25/24	429,000	465,990
GCI LLC
4.75%, due 10/15/28 (a)	2,154,000	2,205,158
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	1,625,000	1,626,869
		14,335,210
Mining 0.1%
Constellium SE
5.75%, due 5/15/24 (a)	849,000	859,613
Miscellaneous—Manufacturing 0.1%
General Electric Co.
Series D
3.514% (3 Month LIBOR + 3.33%), due 6/15/21 (b)(e)	1,414,000	1,336,230
6.75%, due 3/15/32	440,000	589,321
		1,925,551
Oil & Gas 0.1%
Continental Resources, Inc.
5.75%, due 1/15/31 (a)	1,214,000	1,371,650
Pharmaceuticals 0.2%
CVS Health Corp.
4.25%, due 4/1/50	293,000	328,894
5.05%, due 3/25/48	617,000	757,454
Elanco Animal Health, Inc.
5.272%, due 8/28/23 (c)	1,242,000	1,336,702
		2,423,050
Pipelines 0.6%
Cheniere Corpus Christi Holdings LLC
3.70%, due 11/15/29	1,121,000	1,181,488
Cheniere Energy Partners LP
4.00%, due 3/1/31 (a)	783,000	796,703
Cheniere Energy, Inc.
4.625%, due 10/15/28 (a)	2,401,000	2,493,535
Energy Transfer Operating LP
4.95%, due 6/15/28	116,000	129,811
5.50%, due 6/1/27	159,000	183,363
5.875%, due 1/15/24	301,000	335,065
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	1,336,000	1,350,696

	Principal Amount	Value
Corporate Bonds
Pipelines
Kinder Morgan, Inc.
4.30%, due 3/1/28	$ 280,000	$ 313,061
NGPL PipeCo LLC
4.375%, due 8/15/22 (a)	747,000	775,388
ONEOK, Inc.
5.85%, due 1/15/26	378,000	442,511
6.35%, due 1/15/31	808,000	1,014,528
7.15%, due 1/15/51	211,000	284,491
		9,300,640
Real Estate 0.0% ‡
Jones Lang LaSalle, Inc.
4.40%, due 11/15/22	651,000	681,702
Real Estate Investment Trusts 0.5%
Agree LP
2.90%, due 10/1/30	473,000	476,396
Crown Castle International Corp.
3.10%, due 11/15/29	710,000	732,861
3.65%, due 9/1/27	548,000	597,175
4.30%, due 2/15/29	262,000	293,679
Equinix, Inc.
2.15%, due 7/15/30	623,000	592,311
GLP Capital LP
4.00%, due 1/15/30	1,005,000	1,045,451
5.25%, due 6/1/25	361,000	404,710
5.30%, due 1/15/29	86,000	96,402
5.375%, due 4/15/26	381,000	427,806
MPT Operating Partnership LP
3.50%, due 3/15/31	1,238,000	1,214,874
SBA Communications Corp.
3.125%, due 2/1/29 (a)	1,232,000	1,184,137
		7,065,802
Retail 0.3%
1011778 BC ULC
4.00%, due 10/15/30 (a)	2,348,000	2,265,820
Dollar General Corp.
4.125%, due 4/3/50	762,000	844,068
Nordstrom, Inc.
4.375%, due 4/1/30	846,000	866,081
Yum! Brands, Inc.
4.625%, due 1/31/32	1,198,000	1,221,966
		5,197,935
Semiconductors 0.8%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	718,416

	Principal Amount	Value
Corporate Bonds
Semiconductors
Broadcom, Inc.
3.50%, due 2/15/41 (a)	$ 1,231,000	$ 1,178,982
3.75%, due 2/15/51 (a)	1,023,000	978,209
4.15%, due 11/15/30	1,233,000	1,330,851
4.30%, due 11/15/32	986,000	1,073,494
Marvell Technology Group Ltd.
4.20%, due 6/22/23	142,000	151,938
4.875%, due 6/22/28	883,000	1,012,184
Microchip Technology, Inc. (a)
2.67%, due 9/1/23	1,514,000	1,576,728
4.25%, due 9/1/25	1,186,000	1,239,071
Qorvo, Inc.
3.375%, due 4/1/31 (a)	1,333,000	1,306,193
SK Hynix, Inc. (a)
1.50%, due 1/19/26	1,067,000	1,050,013
2.375%, due 1/19/31	773,000	730,946
		12,347,025
Software 0.4%
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,670,685
3.875%, due 2/15/31	1,122,000	1,145,842
4.00%, due 11/15/29	104,000	106,960
Twilio, Inc.
3.625%, due 3/15/29	471,000	476,807
3.875%, due 3/15/31	471,000	481,061
VMware, Inc.
4.50%, due 5/15/25	1,128,000	1,258,105
4.65%, due 5/15/27	1,266,000	1,435,030
		6,574,490
Telecommunications 0.7%
AT&T, Inc. (a)
3.50%, due 9/15/53	369,000	341,006
3.55%, due 9/15/55	529,000	484,091
3.65%, due 9/15/59	105,000	95,977
3.80%, due 12/1/57	642,000	610,790
Level 3 Financing, Inc.
3.875%, due 11/15/29 (a)	956,000	1,007,385
Lumen Technologies, Inc.
5.80%, due 3/15/22	419,000	433,707
Series S
6.45%, due 6/15/21	447,000	450,241
T-Mobile US, Inc.
2.25%, due 2/15/26	647,000	651,652
2.625%, due 2/15/29	1,626,000	1,578,911
T-Mobile USA, Inc. (a)
3.00%, due 2/15/41	686,000	636,711

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile USA, Inc. (a)
3.50%, due 4/15/25	$ 718,000	$ 774,636
3.75%, due 4/15/27	990,000	1,082,228
Verizon Communications, Inc.
2.10%, due 3/22/28	389,000	390,630
3.00%, due 3/22/27	535,000	572,462
3.40%, due 3/22/41	467,000	474,092
3.55%, due 3/22/51	658,000	657,077
4.862%, due 8/21/46	381,000	457,065
		10,698,661
Toys, Games & Hobbies 0.2%
Hasbro, Inc.
3.90%, due 11/19/29	1,867,000	2,007,885
5.10%, due 5/15/44	449,000	499,445
6.35%, due 3/15/40	202,000	258,137
		2,765,467
Total Corporate Bonds (Cost $204,117,952)		209,930,500
Loan Assignments 0.2%
Chemicals, Plastics & Rubber 0.1%
Alpha 3 B.V. Initial Dollar Term Loan
3.00% (3 Month LIBOR + 2.50%), due 3/18/28 (b)	941,000	937,471
Healthcare, Education & Childcare 0.1%
Elanco Animal Health, Inc. Term Loan
1.865% (1 Month LIBOR + 1.75%), due 8/1/27 (b)	2,239,716	2,208,120
Total Loan Assignments (Cost $3,176,011)		3,145,591
Mortgage-Backed Securities 6.5%
Agency (Collateralized Mortgage Obligations) 2.4%
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	890,581	949,855
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	1,475,444	1,551,613
GNMA II, Single Family, 30 Year (g)
2.00%, due 4/15/51 TBA	8,805,569	8,890,873
2.50%, due 4/15/51 TBA	4,969,800	5,127,824
UMBS, Single Family, 15 Year (g)
1.50%, due 4/25/36 TBA	404,515	406,341
2.00%, due 4/25/36 TBA	2,603,869	2,672,279

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
UMBS, Single Family, 30 Year (g)
2.00%, due 4/25/51 TBA	$ 12,010,574	$ 11,988,054
2.50%, due 4/25/51 TBA	1,471,939	1,510,463
3.50%, due 4/25/51 TBA	2,620,000	2,767,682
		35,864,984
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.1%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
0.986% (1 Month LIBOR + 0.88%), due 9/15/34 (a)(b)	699,152	699,363
BANK
Series 2019-BN23, Class A3
2.92%, due 12/15/52	888,598	927,842
Series 2019-BN24, Class A3
2.96%, due 11/15/62	218,800	229,094
Series 2019-BN20, Class A3
3.011%, due 9/15/62	493,957	519,248
Series 2019-BN18, Class A4
3.584%, due 5/15/62	1,026,801	1,121,776
Series 2019-BN17, Class A4
3.714%, due 4/15/52	603,641	664,093
Series 2018-BN12, Class A4
4.255%, due 5/15/61 (h)	271,673	307,794
BBCMS Mortgage Trust
Series 2017-DELC, Class A
0.956% (1 Month LIBOR + 0.85%), due 8/15/36 (a)(b)	495,000	494,694
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	976,238
Benchmark Mortgage Trust
Series 2020-B16, Class A5
2.732%, due 2/15/53	550,000	566,337
BX Commercial Mortgage Trust (a)(b)
Series 2018-IND, Class A
0.856% (1 Month LIBOR + 0.75%), due 11/15/35	558,683	558,683
Series 2019-XL, Class A
1.026% (1 Month LIBOR + 0.92%), due 10/15/36	1,110,744	1,111,441
Series 2020-FOX, Class A
1.106% (1 Month LIBOR + 1.00%), due 11/15/32	1,546,000	1,548,481
Series 2019-XL, Class B
1.186% (1 Month LIBOR + 1.08%), due 10/15/36	179,638	179,700
Series 2020-FOX, Class B
1.456% (1 Month LIBOR + 1.35%), due 11/15/32	282,000	282,537
Series 2020-FOX, Class C
1.656% (1 Month LIBOR + 1.55%), due 11/15/32	282,000	282,622
BX Trust (a)
Series 2021-LBA, Class AV
0.906% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,122,000	1,121,305

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2021-LBA, Class AJV
0.906% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	$ 987,000	$ 987,010
Series 2019-OC11, Class A
3.202%, due 12/9/41	565,000	590,369
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	302,001
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	594,692
Series 2019-OC11, Class D
4.075%, due 12/9/41 (i)	847,000	879,751
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	425,943
CHT Mortgage Trust
Series 2017-CSMO, Class A
1.036% (1 Month LIBOR + 0.93%), due 11/15/36 (a)(b)	617,327	617,513
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class A
1.006% (1 Month LIBOR + 0.90%), due 11/15/37	1,480,384	1,482,396
Series 2020-ICE5, Class B
1.406% (1 Month LIBOR + 1.30%), due 11/15/37	657,621	658,034
Series 2020-ICE5, Class C
1.756% (1 Month LIBOR + 1.65%), due 11/15/37	660,569	661,190
Credit Suisse Mortgage Capital Certificates (a)(b)
Series 2019-ICE4, Class A
1.086% (1 Month LIBOR + 0.98%), due 5/15/36	1,783,000	1,784,658
Series 2019-ICE4, Class C
1.536% (1 Month LIBOR + 1.43%), due 5/15/36	333,000	333,209
Great Wolf Trust (a)(b)
Series 2019-WOLF, Class A
1.14% (1 Month LIBOR + 1.034%), due 12/15/36	270,000	269,674
Series 2019-WOLF, Class B
1.44% (1 Month LIBOR + 1.334%), due 12/15/36	303,000	301,133
Series 2019-WOLF, Class C
1.739% (1 Month LIBOR + 1.633%), due 12/15/36	337,000	333,649
GS Mortgage Securities Trust
Series 2020-GC47, Class A5
2.377%, due 5/12/53	736,000	737,499
Series 2020-GC45, Class A5
2.911%, due 2/13/53	547,000	571,542
Series 2018-GS9, Class A4
3.992%, due 3/10/51 (h)	645,957	722,982
Series 2018-GS10, Class A5
4.155%, due 7/10/51 (h)	388,105	437,390
Life Mortgage Trust (a)(b)
Series 2021-BMR, Class A
0.806% (1 Month LIBOR + 0.70%), due 3/15/38	1,864,000	1,865,123

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Life Mortgage Trust (a)(b)
Series 2021-BMR, Class C
1.206% (1 Month LIBOR + 1.10%), due 3/15/38	$ 924,000	$ 924,831
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4
2.782%, due 8/15/49	656,000	693,026
Series 2019-H6, Class A4
3.417%, due 6/15/52	343,549	370,328
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	517,000	569,859
Series 2018-H3, Class A5
4.177%, due 7/15/51	561,262	628,100
Series 2018-H4, Class A4
4.31%, due 12/15/51	840,223	956,501
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
1.256% (1 Month LIBOR + 1.15%), due 2/15/40 (a)(b)	547,000	548,352
		30,838,003
Whole Loan (Collateralized Mortgage Obligations) 2.0%
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (h)	637,903	646,879
Series 2019-5, Class A1
2.593%, due 10/25/49 (i)	427,495	432,538
Series 2019-6, Class A1
2.62%, due 11/25/59 (h)	412,892	420,184
Series 2018-2, Class A1
3.674%, due 7/27/48 (h)	75,554	76,213
Arroyo Mortgage Trust
Series 2018-1, Class A1
3.763%, due 4/25/48 (a)(h)	189,866	190,685
Bayview Financing Trust
Series 2021-1F, Class M1
1.61%, due 7/10/33 (h)	568,000	568,029
CIM Trust
Series 2021-NR1, Class A1
2.569%, due 7/25/55 (a)(c)	1,010,885	1,010,529
COLT Mortgage Loan Trust (a)(h)
Series 2020-3, Class A1
1.506%, due 4/27/65	368,611	370,069
Series 2020-2, Class A1
1.853%, due 3/25/65	353,720	356,699
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R01, Class 1M1
0.909% (1 Month LIBOR + 0.80%), due 1/25/40	22,794	22,795
Series 2019-R05, Class 1M2
2.109% (1 Month LIBOR + 2.00%), due 7/25/39	594,240	594,240

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
2.109% (1 Month LIBOR + 2.00%), due 1/25/40	$ 1,290,627	$ 1,286,605
Series 2020-R01, Class 1M2
2.159% (1 Month LIBOR + 2.05%), due 1/25/40	802,217	801,053
Series 2019-R04, Class 2M2
2.209% (1 Month LIBOR + 2.10%), due 6/25/39	639,539	640,842
Series 2019-R06, Class 2M2
2.209% (1 Month LIBOR + 2.10%), due 9/25/39	593,473	594,405
Series 2019-R07, Class 1M2
2.209% (1 Month LIBOR + 2.10%), due 10/25/39	879,522	880,155
Series 2019-R03, Class 1M2
2.259% (1 Month LIBOR + 2.15%), due 9/25/31	596,675	598,077
Series 2019-R02, Class 1M2
2.409% (1 Month LIBOR + 2.30%), due 8/25/31	959,888	961,433
Series 2018-R07, Class 1M2
2.509% (1 Month LIBOR + 2.40%), due 4/25/31	658,553	659,583
CSMC Trust
3.795%, due 12/15/23	509,000	509,785
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA1, Class M2
1.809% (1 Month LIBOR + 1.70%), due 1/25/50	973,028	969,785
Series 2020-DNA6, Class M2
2.017% (SOFR30A + 2.00%), due 12/25/50	1,021,000	1,016,597
Series 2021-HQA1, Class M2
2.267% (SOFR30A + 2.25%), due 8/25/33	835,000	825,604
Series 2020-HQA4, Class M2
3.259% (1 Month LIBOR + 3.15%), due 9/25/50	556,000	560,213
FHLMC STACR Trust (a)(b)
Series 2019-DNA4, Class M2
2.059% (1 Month LIBOR + 1.95%), due 10/25/49	215,205	215,003
Series 2018-DNA2, Class M2
2.259% (1 Month LIBOR + 2.15%), due 12/25/30	637,000	636,600
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2021-DNA2, Class M2
2.317% (SOFR30A + 2.30%), due 8/25/33 (a)	663,000	663,831
Series 2020-HQA5, Class M2
2.617% (SOFR30A + 2.60%), due 11/25/50 (a)	1,664,000	1,671,805
Series 2016-DNA1, Class M3
5.659% (1 Month LIBOR + 5.55%), due 7/25/28	415,659	436,594
FNMA (b)
Series 2018-C06, Class 1M2
2.109% (1 Month LIBOR + 2.00%), due 3/25/31	885,071	881,190
Series 2018-C01, Class 1M2C
2.359% (1 Month LIBOR + 2.25%), due 7/25/30	575,947	571,805
Series 2018-C05, Class 1M2
2.459% (1 Month LIBOR + 2.35%), due 1/25/31	586,542	586,541

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA (b)
Series 2017-C06, Class 1M2
2.759% (1 Month LIBOR + 2.65%), due 2/25/30	$ 360,246	$ 363,227
Series 2017-C04, Class 2M2C
2.959% (1 Month LIBOR + 2.85%), due 11/25/29	894,000	900,874
Series 2017-C01, Class 1M2
3.659% (1 Month LIBOR + 3.55%), due 7/25/29	525,641	541,429
Series 2016-C04, Class 1M2
4.359% (1 Month LIBOR + 4.25%), due 1/25/29	381,220	396,618
Series 2016-C06, Class 1M2
4.359% (1 Month LIBOR + 4.25%), due 4/25/29	445,145	463,413
Series 2014-C04, Class 1M2
5.009% (1 Month LIBOR + 4.90%), due 11/25/24	87,623	90,251
Series 2015-C03, Class 1M2
5.109% (1 Month LIBOR + 5.00%), due 7/25/25	512,407	525,552
Series 2015-C04, Class 1M2
5.809% (1 Month LIBOR + 5.70%), due 4/25/28	324,318	344,013
Series 2016-C03, Class 2M2
6.009% (1 Month LIBOR + 5.90%), due 10/25/28	154,041	162,908
Lakeview LLC (h)(j)
Series 2021-CRT1, Class M2
1.619%, due 1/10/33	751,000	751,000
1.87%, due 11/10/32	1,197,691	1,197,691
Series 2020-CRT1, Class M1
1.90%, due 7/10/32	602,717	602,717
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(h)	258,968	276,229
PRPM LLC (a)(c)
Series 2020-3, Class A1
2.857%, due 9/25/25	1,261,841	1,270,852
Series 2020-5, Class A1
3.104%, due 11/25/25	413,852	416,735
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	319,715	325,653
Series 2020-2, Class A19
3.50%, due 3/25/50 (h)	148,822	151,232
Spruce Hill Mortgage Loan Trust (a)(h)
Series 2020-SH1, Class A1
2.521%, due 1/28/50	124,180	126,400
Series 2020-SH1, Class A2
2.624%, due 1/28/50	310,733	315,812

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Spruce Hill Mortgage Loan Trust (a)(h)
Series 2020-SH2, Class A1
3.407%, due 6/25/55	$ 934,623	$ 943,819
		30,822,791
Total Mortgage-Backed Securities (Cost $96,754,644)		97,525,778
U.S. Government & Federal Agencies 11.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.1%
FHLMC Gold Pools, Other
3.00%, due 6/1/43	29,358	30,200
3.50%, due 7/1/42	35,421	38,534
3.50%, due 8/1/42	48,562	52,998
3.50%, due 8/1/42	37,605	40,716
3.50%, due 2/1/43	262,693	286,693
3.50%, due 2/1/44	295,620	322,628
3.50%, due 1/1/47	94,371	102,628
4.50%, due 5/1/44	599,234	672,813
UMBS, 15 Year
2.50%, due 12/1/33	1,460,950	1,519,701
2.50%, due 11/1/34	266,076	280,167
2.50%, due 11/1/34	300,409	316,415
3.00%, due 5/1/31	1,171,602	1,239,250
3.00%, due 9/1/32	278,327	296,434
3.00%, due 10/1/32	99,977	105,654
3.00%, due 1/1/33	146,134	155,564
3.00%, due 10/1/34	132,178	141,041
3.00%, due 10/1/34	319,655	341,519
UMBS, 30 Year
2.50%, due 1/1/50	52,992	54,804
3.00%, due 1/1/45	178,383	187,727
3.00%, due 8/1/46	14,386	15,128
3.00%, due 10/1/46	867,207	914,921
3.00%, due 4/1/47	19,776	20,698
3.00%, due 8/1/49	211,768	222,670
3.00%, due 8/1/49	73,701	78,450
3.00%, due 10/1/49	137,791	143,854
3.00%, due 11/1/49	161,255	168,360
3.00%, due 11/1/49	443,303	462,859
3.00%, due 12/1/49	145,679	152,132
3.00%, due 12/1/49	252,285	263,606
3.00%, due 12/1/49	229,186	239,338
3.00%, due 3/1/50	86,229	90,001
3.50%, due 12/1/44	600,469	652,144
3.50%, due 7/1/46	180,963	192,740
3.50%, due 7/1/46	792,080	863,168
3.50%, due 9/1/47	383,040	406,876

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 11/1/47	$ 261,811	$ 277,929
3.50%, due 12/1/47	204,928	220,406
3.50%, due 12/1/47	1,158,288	1,250,592
3.50%, due 2/1/48	352,727	376,887
3.50%, due 2/1/48	277,880	296,712
3.50%, due 3/1/50	7,855	8,320
4.00%, due 3/1/47	47,752	52,418
4.00%, due 3/1/48	219,225	239,552
4.00%, due 4/1/48	5,880	6,314
4.00%, due 4/1/48	306,536	333,028
4.00%, due 5/1/48	721,945	776,035
4.50%, due 3/1/48	280,050	305,600
4.50%, due 12/1/48	290,531	323,622
5.00%, due 9/1/48	41,810	46,346
6.00%, due 4/1/40	564,476	673,262
		16,259,454
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
FNMA, Other
3.00%, due 2/1/43	23,305	24,845
3.00%, due 5/1/43	99,279	105,826
3.00%, due 2/1/57	1,115,473	1,205,570
3.00%, due 6/1/57	18,075	19,525
3.50%, due 8/1/56	1,397,584	1,532,241
4.50%, due 6/1/45	213,501	239,702
5.00%, due 7/1/44	363,598	410,723
UMBS, 15 Year
2.50%, due 11/1/34	358,629	377,588
3.00%, due 10/1/34	165,033	175,554
3.00%, due 11/1/34	34,840	37,395
3.00%, due 12/1/34	35,459	38,012
UMBS, 30 Year
2.50%, due 1/1/50	128,988	133,410
2.50%, due 10/1/50	156,546	161,784
2.50%, due 1/1/51	364,428	375,245
3.00%, due 1/1/43	64,806	68,901
3.00%, due 5/1/43	655,990	693,163
3.00%, due 1/1/46	2,905	3,052
3.00%, due 9/1/46	1,093,965	1,162,154
3.00%, due 2/1/47	9,244,506	9,822,197
3.00%, due 3/1/47	678,465	717,071
3.00%, due 11/1/48	102,092	107,759
3.00%, due 8/1/49	247,553	263,506
3.00%, due 9/1/49	50,351	52,434
3.50%, due 12/1/45	155,232	166,744
3.50%, due 7/1/46	405,485	438,729
3.50%, due 3/1/47	133,153	142,481

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 7/1/47	$ 112,448	$ 120,375
3.50%, due 8/1/47	159,942	170,042
3.50%, due 8/1/47	108,763	118,469
3.50%, due 12/1/47	30,981	33,757
3.50%, due 12/1/47	51,909	56,336
3.50%, due 1/1/48	341,084	364,382
3.50%, due 3/1/48	49,075	53,398
3.50%, due 7/1/48	3,229,759	3,445,064
4.00%, due 1/1/48	709,244	776,277
4.00%, due 1/1/48	1,354,336	1,462,664
4.00%, due 3/1/48	263,715	288,801
4.00%, due 2/1/49	237,553	254,939
4.50%, due 11/1/42	88,771	100,039
4.50%, due 10/1/44	275,159	309,377
4.50%, due 3/1/45	425,793	478,743
4.50%, due 2/1/46	475,775	533,604
4.50%, due 3/1/48	271,200	296,310
4.50%, due 8/1/48	152,906	166,597
5.00%, due 5/1/48	210,632	233,827
6.00%, due 2/1/37	32,476	38,833
		27,777,445
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.3%
GNMA I, 30 Year
4.00%, due 1/15/45	671,767	743,256
4.00%, due 7/15/47	737,043	794,405
4.00%, due 8/15/47	135,446	148,246
4.00%, due 11/15/47	132,697	145,515
4.00%, due 12/15/47	182,204	197,589
4.50%, due 8/15/46	702,404	792,108
GNMA II, 30 Year
4.00%, due 8/20/47	44,655	49,237
4.00%, due 8/20/47	81,866	88,895
4.00%, due 8/20/47	28,803	31,448
4.00%, due 6/20/48	492,822	530,281
4.50%, due 2/20/48	103,913	112,513
4.50%, due 5/20/48	72,295	78,772
4.50%, due 5/20/48	338,314	369,249
5.00%, due 8/20/48	645,402	706,214
		4,787,728
United States Treasury Bonds 2.2%
U.S. Treasury Bonds
1.125%, due 5/15/40	869,000	709,050
1.375%, due 11/15/40	2,707,000	2,302,642
1.375%, due 8/15/50	8,806,800	6,872,056
1.625%, due 11/15/50	14,495,900	12,079,161

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
1.875%, due 2/15/41	$ 3,913,000	$ 3,643,370
2.75%, due 8/15/42	6,590,900	7,069,770
		32,676,049
United States Treasury Inflation - Indexed Notes 1.5%
U.S. Treasury Inflation Linked Notes (k)
0.125%, due 1/15/31	3,589,000	3,881,950
0.625%, due 4/15/23	16,193,000	18,142,632
		22,024,582
United States Treasury Notes 4.2%
U.S. Treasury Notes
0.125%, due 2/28/23	327,000	326,796
0.375%, due 1/31/26	4,346,900	4,239,246
0.50%, due 2/28/26	26,305,000	25,791,230
0.875%, due 11/15/30	12,487,600	11,549,079
1.125%, due 2/29/28	2,064,800	2,028,666
1.125%, due 2/15/31	20,348,800	19,226,437
		63,161,454
Total U.S. Government & Federal Agencies (Cost $169,149,999)		166,686,712
Total Long-Term Bonds (Cost $505,596,263)		510,174,012

	Shares
Common Stocks 64.8%
Aerospace & Defense 1.1%
General Dynamics Corp.	56,490	10,256,324
L3Harris Technologies, Inc.	29,283	5,935,079
		16,191,403
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	67,520	11,477,725
Airlines 0.5%
Southwest Airlines Co.	122,344	7,470,325
Auto Components 0.3%
Aptiv plc (l)	36,453	5,026,869
Banks 1.5%
Bank of America Corp.	580,243	22,449,602

	Shares	Value
Common Stocks
Beverages 0.7%
Monster Beverage Corp. (l)	122,049	$ 11,117,443
Biotechnology 0.9%
AbbVie, Inc.	128,039	13,856,381
Building Products 0.1%
Trane Technologies plc	11,779	1,950,131
Capital Markets 2.5%
CME Group, Inc.	63,472	12,962,887
Morgan Stanley	257,855	20,025,019
S&P Global, Inc.	11,340	4,001,546
		36,989,452
Chemicals 0.4%
Sherwin-Williams Co. (The)	9,102	6,717,367
Communications Equipment 0.5%
Motorola Solutions, Inc.	36,278	6,822,078
Consumer Finance 1.0%
American Express Co.	107,302	15,176,795
Electrical Equipment 0.3%
Rockwell Automation, Inc.	15,351	4,074,769
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	144,194	6,273,881
Entertainment 1.8%
Activision Blizzard, Inc.	90,199	8,388,507
Netflix, Inc. (l)	8,440	4,402,810
Walt Disney Co. (The) (l)	74,157	13,683,450
		26,474,767
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	50,157	17,679,339
Sysco Corp.	78,559	6,185,736
		23,865,075
Food Products 0.5%
Hershey Co. (The)	46,292	7,321,543
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	127,566	15,287,509

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Edwards Lifesciences Corp. (l)	73,548	$ 6,151,555
Intuitive Surgical, Inc. (l)	6,587	4,867,398
Medtronic plc	75,571	8,927,202
Stryker Corp.	24,543	5,978,184
		41,211,848
Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	86,211	32,076,527
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc. (l)	83,558	10,103,833
McDonald's Corp.	95,368	21,375,784
Starbucks Corp.	96,652	10,561,164
		42,040,781
Household Products 1.1%
Clorox Co. (The)	15,167	2,925,411
Procter & Gamble Co. (The)	101,094	13,691,160
		16,616,571
Industrial Conglomerates 1.2%
Honeywell International, Inc.	81,643	17,722,246
Insurance 1.2%
Progressive Corp. (The)	185,718	17,756,498
Interactive Media & Services 3.2%
Alphabet, Inc., Class C (l)	22,845	47,257,852
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc. (l)	13,987	43,276,897
Booking Holdings, Inc. (l)	4,484	10,447,002
		53,723,899
IT Services 3.6%
Accenture plc, Class A	38,054	10,512,418
Fidelity National Information Services, Inc.	46,017	6,470,450
Mastercard, Inc., Class A	105,479	37,555,798
		54,538,666
Leisure Products 0.5%
Hasbro, Inc.	81,532	7,836,856
Life Sciences Tools & Services 1.2%
Illumina, Inc. (l)	14,193	5,450,963
Thermo Fisher Scientific, Inc.	26,742	12,204,514
		17,655,477

	Shares	Value
Common Stocks
Machinery 1.2%
Deere & Co.	48,542	$ 18,161,504
Media 1.5%
Comcast Corp., Class A	411,044	22,241,591
Multiline Retail 1.0%
Dollar General Corp.	71,149	14,416,210
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	13,895	4,041,361
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	103,385	6,526,695
Eli Lilly and Co.	98,730	18,444,738
Merck & Co., Inc.	244,753	18,868,009
		43,839,442
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (l)	73,484	5,813,319
Road & Rail 0.7%
CSX Corp.	104,428	10,068,948
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. (l)	52,642	4,132,397
Lam Research Corp.	44,321	26,381,632
NVIDIA Corp.	31,375	16,752,054
QUALCOMM, Inc.	51,015	6,764,079
Texas Instruments, Inc.	81,376	15,379,250
		69,409,412
Software 8.0%
Adobe, Inc. (l)	58,600	27,856,682
Autodesk, Inc. (l)	13,122	3,636,762
Cadence Design Systems, Inc. (l)	30,246	4,143,400
Microsoft Corp.	311,449	73,430,331
salesforce.com, Inc. (l)	49,281	10,441,165
		119,508,340
Specialty Retail 1.9%
Home Depot, Inc. (The)	92,286	28,170,301
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	400,507	48,921,930

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	105,883	$ 14,070,792
Total Common Stocks (Cost $598,061,411)		970,355,977
Preferred Stocks 0.2%
Banks 0.2%
First Republic Bank, 4.125% (e)(l)	65,750	1,643,750
Truist Financial Corp., 4.75% (e)(l)	76,175	1,961,506
Total Preferred Stocks (Cost $3,548,125)		3,605,256
Short-Term Investments 3.3%
Affiliated Investment Company 3.2%
MainStay U.S. Government Liquidity Fund, 0.01% (m)	47,879,884	47,879,884
Total Affiliated Investment Company (Cost $47,879,884)		47,879,884
Unaffiliated Investment Company 0.1%
BlackRock Liquidity FedFund, 0.06% (m)(n)	1,701,061	1,701,061
Total Unaffiliated Investment Company (Cost $1,701,061)		1,701,061
Total Short-Term Investments (Cost $49,580,945)		49,580,945
Total Investments (Cost $1,156,786,744)	102.4%	1,533,716,190
Other Assets, Less Liabilities	(2.4)	(36,045,343)
Net Assets	100.0%	$ 1,497,670,847

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2021.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $1,635,055. The Portfolio received cash collateral with a value of $1,701,061.
(g)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2021, the total net market value was $33,363,516, which represented 2.2% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.

(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2021.
(j)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, the total market value was $2,551,408, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Current yield as of March 31, 2021.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 32,885,431	$ —	$ 32,885,431
Corporate Bonds	—	209,930,500	—	209,930,500
Loan Assignments	—	3,145,591	—	3,145,591
Mortgage-Backed Securities	—	97,525,778	—	97,525,778
U.S. Government & Federal Agencies	—	166,686,712	—	166,686,712
Total Long-Term Bonds	—	510,174,012	—	510,174,012
Common Stocks	970,355,977	—	—	970,355,977
Preferred Stocks	3,605,256	—	—	3,605,256
Short-Term Investments
Affiliated Investment Company	47,879,884	—	—	47,879,884
Unaffiliated Investment Company	1,701,061	—	—	1,701,061
Total Short-Term Investments	49,580,945	—	—	49,580,945
Total Investments in Securities	$ 1,023,542,178	$ 510,174,012	$ —	$ 1,533,716,190

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Common Stock Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 96.4%
Aerospace & Defense 1.4%
Boeing Co. (The) (a)	12,591	$ 3,207,180
Huntington Ingalls Industries, Inc.	20,142	4,146,231
L3Harris Technologies, Inc.	11,700	2,371,356
Lockheed Martin Corp.	4,783	1,767,318
Northrop Grumman Corp.	1,366	442,092
		11,934,177
Automobiles 1.9%
Ford Motor Co. (a)	347,300	4,254,425
Tesla, Inc. (a)	18,017	12,034,922
		16,289,347
Banks 4.3%
Bank of America Corp.	186,770	7,226,131
Citigroup, Inc.	95,900	6,976,725
Comerica, Inc.	53,482	3,836,799
Fifth Third Bancorp	114,063	4,271,659
JPMorgan Chase & Co.	49,158	7,483,322
People's United Financial, Inc.	8,600	153,940
Prosperity Bancshares, Inc.	3,400	254,626
SVB Financial Group (a)	1,100	543,026
Synovus Financial Corp.	79,946	3,657,530
Wells Fargo & Co.	42,000	1,640,940
		36,044,698
Beverages 0.4%
Coca-Cola Co. (The)	28,801	1,518,100
Molson Coors Beverage Co., Class B	13	665
PepsiCo, Inc.	11,484	1,624,412
		3,143,177
Biotechnology 3.1%
AbbVie, Inc.	36,106	3,907,391
Amgen, Inc.	27,721	6,897,262
Biogen, Inc. (a)	16,437	4,598,251
Exelixis, Inc. (a)	30	678
Gilead Sciences, Inc.	83,923	5,423,943
Incyte Corp. (a)	21,315	1,732,270
United Therapeutics Corp. (a)	21,036	3,518,692
		26,078,487
Building Products 0.7%
Carrier Global Corp.	59	2,491
Johnson Controls International plc	6,400	381,888
Masco Corp.	65,515	3,924,349
Trane Technologies plc	6,824	1,129,781
		5,438,509

	Shares	Value
Common Stocks
Capital Markets 3.6%
Ameriprise Financial, Inc.	16,497	$ 3,834,728
Bank of New York Mellon Corp. (The)	95,868	4,533,598
BlackRock, Inc.	4,720	3,558,691
Cboe Global Markets, Inc.	27,966	2,759,964
Evercore, Inc., Class A	25,736	3,390,461
Janus Henderson Group plc	68,900	2,146,235
Raymond James Financial, Inc.	32,572	3,992,024
S&P Global, Inc.	2,908	1,026,146
State Street Corp.	53,633	4,505,708
T. Rowe Price Group, Inc.	1,500	257,400
		30,004,955
Chemicals 0.4%
CF Industries Holdings, Inc.	74,417	3,377,043
Communications Equipment 0.5%
Cisco Systems, Inc.	84,995	4,395,091
Construction & Engineering 0.8%
EMCOR Group, Inc.	31,884	3,576,110
Quanta Services, Inc.	39,085	3,438,698
		7,014,808
Consumer Finance 0.6%
SLM Corp.	198,237	3,562,319
Synchrony Financial	39,244	1,595,661
		5,157,980
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B (a)	58,886	15,043,606
Jefferies Financial Group, Inc.	106,687	3,211,279
		18,254,885
Diversified Telecommunication Services 0.5%
AT&T, Inc.	57,916	1,753,118
Verizon Communications, Inc.	42,322	2,461,024
		4,214,142
Electric Utilities 1.1%
Duke Energy Corp.	3,465	334,476
Entergy Corp.	9,716	966,451
FirstEnergy Corp.	37	1,284
NextEra Energy, Inc.	1,785	134,964
NRG Energy, Inc.	87,077	3,285,415
PPL Corp.	59,700	1,721,748
Southern Co. (The)	40,897	2,542,157
		8,986,495

	Shares	Value
Common Stocks
Electrical Equipment 0.5%
Eaton Corp. plc	3,700	$ 511,636
Regal Beloit Corp.	25,090	3,579,841
		4,091,477
Electronic Equipment, Instruments & Components 1.7%
Arrow Electronics, Inc. (a)	32,841	3,639,440
CDW Corp.	23,700	3,928,275
FLIR Systems, Inc.	40,786	2,303,185
Jabil, Inc.	75,383	3,931,977
		13,802,877
Energy Equipment & Services 0.5%
NOV, Inc.	39,362	540,047
Schlumberger NV	146,480	3,982,791
		4,522,838
Entertainment 1.7%
Electronic Arts, Inc.	30,200	4,088,174
Netflix, Inc. (a)	4,187	2,184,190
Take-Two Interactive Software, Inc. (a)	19,651	3,472,332
Walt Disney Co. (The) (a)	25,044	4,621,119
		14,365,815
Equity Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, Inc.	2,934	482,056
American Tower Corp.	8,105	1,937,581
Crown Castle International Corp.	10,223	1,759,685
Digital Realty Trust, Inc.	1,157	162,952
Duke Realty Corp.	8,801	369,026
Equinix, Inc.	2,112	1,435,294
Extra Space Storage, Inc.	3,100	410,905
Federal Realty Investment Trust	1,600	162,320
Healthpeak Properties, Inc.	68	2,158
Host Hotels & Resorts, Inc.	16,752	282,271
Kimco Realty Corp.	10,300	193,125
Mid-America Apartment Communities, Inc.	2,710	391,216
Prologis, Inc.	9,723	1,030,638
Public Storage	3,605	889,570
Regency Centers Corp.	3,774	214,024
SBA Communications Corp.	1,233	342,219
Simon Property Group, Inc.	7,800	887,406
		10,952,446
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	20,162	7,106,702
Kroger Co. (The)	116,414	4,189,740
Sysco Corp.	55,971	4,407,156
Walgreens Boots Alliance, Inc.	38,300	2,102,670

	Shares	Value
Common Stocks
Food & Staples Retailing
Walmart, Inc.	57,040	$ 7,747,743
		25,554,011
Food Products 1.1%
Hershey Co. (The)	7,800	1,233,648
Ingredion, Inc.	39,094	3,515,333
Tyson Foods, Inc., Class A	56,668	4,210,432
		8,959,413
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	38,525	4,616,836
Align Technology, Inc. (a)	1,100	595,683
Danaher Corp.	843	189,743
Hill-Rom Holdings, Inc.	32,427	3,582,535
Hologic, Inc. (a)	49,742	3,699,810
IDEXX Laboratories, Inc. (a)	194	94,926
Intuitive Surgical, Inc. (a)	2,800	2,069,032
Medtronic plc	2,903	342,931
		15,191,496
Health Care Providers & Services 4.4%
AmerisourceBergen Corp.	34,122	4,028,784
Anthem, Inc.	16,248	5,832,219
Cardinal Health, Inc.	68,477	4,159,978
HCA Healthcare, Inc.	20,420	3,845,903
Humana, Inc.	9,472	3,971,136
McKesson Corp.	22,272	4,343,931
Molina Healthcare, Inc. (a)	7,200	1,683,072
Tenet Healthcare Corp. (a)	24,800	1,289,600
UnitedHealth Group, Inc.	13,072	4,863,699
Universal Health Services, Inc., Class B	22,712	3,029,554
		37,047,876
Health Care Technology 0.5%
Cerner Corp.	53,162	3,821,285
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	9,711	1,378,962
Domino's Pizza, Inc.	10,194	3,749,251
McDonald's Corp.	6,652	1,490,979
Travel + Leisure Co.	54,100	3,308,756
Yum! Brands, Inc.	37,186	4,022,782
		13,950,730
Household Durables 0.3%
PulteGroup, Inc.	41,916	2,198,075

	Shares	Value
Common Stocks
Household Products 1.8%
Colgate-Palmolive Co.	49,786	$ 3,924,630
Procter & Gamble Co. (The)	82,951	11,235,306
		15,159,936
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	20	536
Industrial Conglomerates 0.0% ‡
Honeywell International, Inc.	875	189,936
Insurance 1.0%
Allstate Corp. (The)	37,127	4,266,200
Unum Group	132,464	3,686,473
		7,952,673
Interactive Media & Services 5.5%
Alphabet, Inc. (a)
Class A	7,736	15,955,655
Class C	7,453	15,417,499

Facebook, Inc., Class A (a)	49,816	14,672,307
		46,045,461
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc. (a)	11,148	34,492,804
Booking Holdings, Inc. (a)	106	246,963
eBay, Inc.	77,191	4,727,177
		39,466,944
IT Services 3.9%
Accenture plc, Class A	2,770	765,213
DXC Technology Co.	142,594	4,457,488
Fidelity National Information Services, Inc.	7,349	1,033,343
Mastercard, Inc., Class A	20,867	7,429,695
MAXIMUS, Inc.	38,616	3,438,369
PayPal Holdings, Inc. (a)	27,767	6,742,938
Visa, Inc., Class A	40,201	8,511,758
		32,378,804
Life Sciences Tools & Services 1.1%
IQVIA Holdings, Inc. (a)	22,551	4,355,500
PRA Health Sciences, Inc. (a)	24,595	3,771,151
Thermo Fisher Scientific, Inc.	2,264	1,033,244
Waters Corp. (a)	1,461	415,173
		9,575,068
Machinery 2.3%
AGCO Corp.	27,173	3,903,401
Cummins, Inc.	15,900	4,119,849
Deere & Co.	17,427	6,520,138

	Shares	Value
Common Stocks
Machinery
PACCAR, Inc.	7,031	$ 653,320
Parker-Hannifin Corp.	11,683	3,685,169
		18,881,877
Media 1.3%
Charter Communications, Inc., Class A (a)	7,391	4,560,395
Comcast Corp., Class A	45,263	2,449,181
Fox Corp., Class B	92,149	3,218,765
News Corp., Class A	12,001	305,185
		10,533,526
Metals & Mining 0.7%
Freeport-McMoRan, Inc.	38,852	1,279,396
Newmont Corp.	73,810	4,448,529
		5,727,925
Multiline Retail 1.3%
Dollar General Corp.	22,916	4,643,240
Target Corp.	30,308	6,003,106
		10,646,346
Multi-Utilities 0.6%
Dominion Energy, Inc.	65,165	4,950,008
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp.	57,246	5,998,809
Devon Energy Corp.	18,605	406,519
Exxon Mobil Corp.	38,120	2,128,240
HollyFrontier Corp.	98,454	3,522,684
Kinder Morgan, Inc.	41,400	689,310
Valero Energy Corp.	11,677	836,073
		13,581,635
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	12,801	808,127
Eli Lilly and Co.	11,067	2,067,537
Johnson & Johnson	82,751	13,600,127
Merck & Co., Inc.	104,024	8,019,210
Perrigo Co. plc	54,167	2,192,139
Pfizer, Inc.	94,935	3,439,495
Zoetis, Inc.	5,700	897,636
		31,024,271
Professional Services 0.7%
Leidos Holdings, Inc.	12,404	1,194,257
ManpowerGroup, Inc.	34,923	3,453,885
Robert Half International, Inc.	14,566	1,137,167
		5,785,309

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc.	25,032	$ 3,344,275
Broadcom, Inc.	16,836	7,806,180
Intel Corp.	90,386	5,784,704
KLA Corp.	7,500	2,478,000
Lam Research Corp.	7,299	4,344,657
NVIDIA Corp.	14,675	7,835,423
Qorvo, Inc. (a)	22,426	4,097,230
QUALCOMM, Inc.	50,229	6,659,863
Texas Instruments, Inc.	2,217	418,991
Xilinx, Inc.	4,600	569,940
		43,339,263
Software 8.8%
Adobe, Inc. (a)	8,036	3,820,073
Autodesk, Inc. (a)	12,144	3,365,710
CDK Global, Inc.	55,308	2,989,951
Citrix Systems, Inc.	27,170	3,813,581
Fortinet, Inc. (a)	19,050	3,513,201
Microsoft Corp.	184,485	43,496,028
Oracle Corp.	93,040	6,528,617
salesforce.com, Inc. (a)	21,680	4,593,342
ServiceNow, Inc. (a)	3,331	1,665,866
		73,786,369
Specialty Retail 3.4%
AutoZone, Inc. (a)	2,800	3,932,040
Best Buy Co., Inc.	36,096	4,144,182
Dick's Sporting Goods, Inc.	4,758	362,322
Home Depot, Inc. (The)	13,390	4,087,297
L Brands, Inc. (a)	68,482	4,236,296
Lowe's Cos., Inc.	37,007	7,038,200
O'Reilly Automotive, Inc. (a)	4,600	2,333,350
TJX Cos., Inc. (The)	28,439	1,881,240
		28,014,927
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	406,047	49,599,157
HP, Inc.	149,551	4,748,244
Xerox Holdings Corp.	139,921	3,395,883
		57,743,284
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	29,735	3,951,484
PVH Corp.	4,704	497,213
Tapestry, Inc. (a)	42,241	1,740,752
		6,189,449
Thrifts & Mortgage Finance 0.0% ‡
New York Community Bancorp, Inc.	113	1,426

	Shares	Value
Common Stocks
Tobacco 0.8%
Philip Morris International, Inc.	74,542	$ 6,614,857
Trading Companies & Distributors 0.1%
WW Grainger, Inc.	2,300	922,139
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	13,836	1,733,512
Total Common Stocks (Cost $595,602,502)		805,037,614
Exchange-Traded Fund 3.4%
SPDR S&P 500 ETF Trust	71,143	28,196,105
Total Exchange-Traded Fund (Cost $26,562,784)		28,196,105
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	1,155,447	1,155,447
Total Short-Term Investment (Cost $1,155,447)		1,155,447
Total Investments (Cost $623,320,733)	99.9%	834,389,166
Other Assets, Less Liabilities	0.1	865,277
Net Assets	100.0%	$ 835,254,443

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 805,037,614	$ —	$ —	$ 805,037,614
Exchange-Traded Fund	28,196,105	—	—	28,196,105
Short-Term Investment
Affiliated Investment Company	1,155,447	—	—	1,155,447
Total Investments in Securities	$ 834,389,166	$ —	$ —	$ 834,389,166

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.4%
Corporate Bonds 0.4%
Biotechnology 0.4%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 4,381,000	$ 7,247,926
Oil & Gas Services 0.0% ‡
Weatherford International Ltd.
11.00%, due 12/1/24 (a)	1,137,000	1,091,520
Total Corporate Bonds (Cost $19,393,020)		8,339,446
Total Long-Term Bonds (Cost $19,393,020)		8,339,446
Convertible Securities 89.9%
Convertible Bonds 80.1%
Airlines 3.0%
American Airlines Group, Inc.
6.50%, due 7/1/25	4,290,000	7,389,525
JetBlue Airways Corp.
0.50%, due 4/1/26 (a)	4,623,000	5,102,868
Southwest Airlines Co.
1.25%, due 5/1/25	25,423,000	43,775,228
		56,267,621
Auto Manufacturers 0.9%
Ford Motor Co.
(zero coupon), due 3/15/26 (a)	16,155,000	16,397,325
Biotechnology 5.4%
Apellis Pharmaceuticals, Inc.
3.50%, due 9/15/26	4,715,000	6,642,983
BioMarin Pharmaceutical, Inc.
0.599%, due 8/1/24	36,126,000	36,646,214
Exact Sciences Corp.
0.375%, due 3/1/28	14,077,000	18,229,715
Guardant Health, Inc.
(zero coupon), due 11/15/27 (a)	7,494,000	9,648,525
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27 (a)	3,493,000	3,198,278
Illumina, Inc.
(zero coupon), due 8/15/23 (b)	15,498,000	18,539,482
Ionis Pharmaceuticals, Inc.
1.00%, due 11/15/21	8,329,000	8,459,141
		101,364,338
Building Materials 0.7%
Patrick Industries, Inc.
1.00%, due 2/1/23	11,666,000	13,722,133

	Principal Amount	Value
Convertible Bonds
Commercial Services 2.8%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26 (a)	$ 3,250,000	$ 3,030,625
Chegg, Inc.
(zero coupon), due 9/1/26 (a)	10,000,000	10,800,000
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (b)	7,730,000	8,846,019
Repay Holdings Corp.
(zero coupon), due 2/1/26 (a)	2,180,000	2,141,850
Sabre GLBL, Inc.
4.00%, due 4/15/25 (a)	1,185,000	2,467,170
Shift4 Payments, Inc.
(zero coupon), due 12/15/25 (a)	2,300,000	2,887,880
Square, Inc.
0.125%, due 3/1/25 (a)	4,495,000	8,779,297
0.25%, due 11/1/27 (a)	7,630,000	8,655,281
0.50%, due 5/15/23	1,833,000	5,355,568
		52,963,690
Computers 2.8%
Lumentum Holdings, Inc.
0.25%, due 3/15/24	24,689,000	39,612,356
Parsons Corp.
0.25%, due 8/15/25 (a)	2,878,000	3,172,995
Western Digital Corp.
1.50%, due 2/1/24	4,634,000	4,756,210
Zscaler, Inc.
0.125%, due 7/1/25 (a)	3,575,000	4,783,350
		52,324,911
Diversified Financial Services 0.5%
LendingTree, Inc.
0.625%, due 6/1/22	7,200,000	8,617,500
Electric 1.8%
NRG Energy, Inc.
2.75%, due 6/1/48	29,752,000	34,804,864
Energy-Alternate Sources 2.0%
Enphase Energy, Inc.
(zero coupon), due 3/1/26 (a)	9,315,000	8,737,470
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (a)	10,860,000	11,694,862
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25 (a)	13,632,000	17,442,144
		37,874,476

	Principal Amount	Value
Convertible Bonds
Entertainment 1.9%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	$ 9,704,000	$ 13,604,038
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26 (a)	3,060,000	3,639,487
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (a)	18,557,000	19,081,426
		36,324,951
Food 0.3%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	5,853,000	5,975,087
Healthcare-Products 2.6%
Cantel Medical Corp.
3.25%, due 5/15/25 (a)	2,749,000	5,508,309
CONMED Corp.
2.625%, due 2/1/24	12,040,000	18,880,161
Haemonetics Corp.
(zero coupon), due 3/1/26 (a)	4,580,000	4,362,450
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	4,154,000	4,639,603
NuVasive, Inc.
0.375%, due 3/15/25	8,863,000	9,073,496
Omnicell, Inc.
0.25%, due 9/15/25 (a)	1,735,000	2,481,050
SmileDirectClub, Inc.
(zero coupon), due 2/1/26 (a)	5,580,000	4,913,887
		49,858,956
Healthcare-Services 4.2%
Anthem, Inc.
2.75%, due 10/15/42	9,296,000	46,631,525
Teladoc Health, Inc.
1.25%, due 6/1/27 (a)	28,389,000	31,690,640
		78,322,165
Internet 9.3%
Booking Holdings, Inc.
0.90%, due 9/15/21	13,680,000	16,067,160
Etsy, Inc.
0.125%, due 10/1/26	9,415,000	22,307,666
Expedia Group, Inc.
(zero coupon), due 2/15/26 (a)	2,758,000	3,024,147
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	7,897,000	13,266,960
Okta, Inc.
0.125%, due 9/1/25	7,194,000	9,743,374

	Principal Amount	Value
Convertible Bonds
Internet
Palo Alto Networks, Inc.
0.375%, due 6/1/25 (a)	$ 8,438,000	$ 10,442,025
0.75%, due 7/1/23	13,152,000	17,419,824
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	3,662,680
Shopify, Inc.
0.125%, due 11/1/25	14,522,000	16,627,690
Snap, Inc.
0.75%, due 8/1/26	6,296,000	14,870,365
Twitter, Inc.
(zero coupon), due 3/15/26 (a)	6,865,000	6,521,750
Uber Technologies, Inc.
(zero coupon), due 12/15/25 (a)	12,588,000	13,288,207
Wix.com Ltd.
(zero coupon), due 7/1/23	9,769,000	19,739,486
Zendesk, Inc.
0.625%, due 6/15/25 (a)	5,370,000	7,440,672
		174,422,006
Leisure Time 1.5%
Carnival Corp.
5.75%, due 4/1/23 (a)	5,612,000	15,775,332
NCL Corp. Ltd. (a)
5.375%, due 8/1/25	2,860,000	4,963,530
6.00%, due 5/15/24	1,756,000	3,902,710
Royal Caribbean Cruises Ltd.
4.25%, due 6/15/23 (a)	3,070,000	4,330,235
		28,971,807
Machinery-Diversified 1.4%
Chart Industries, Inc.
1.00%, due 11/15/24 (a)	10,278,000	25,560,101
Media 2.5%
Cable One, Inc.
1.125%, due 3/15/28 (a)	11,625,000	11,770,312
DISH Network Corp.
(zero coupon), due 12/15/25 (a)	19,579,000	20,812,477
Liberty Media Corp.
1.375%, due 10/15/23	5,512,000	7,045,320
Liberty Media Corp-Liberty Formula One
1.00%, due 1/30/23	6,664,000	8,479,107
		48,107,216
Oil & Gas 4.4%
Centennial Resource Production LLC
3.25%, due 4/1/28	9,503,000	9,135,234

	Principal Amount	Value
Convertible Bonds
Oil & Gas
Ensco Jersey Finance Ltd.
3.00%, due 1/31/24 (c)(d)	$ 11,037,000	$ 2,317,770
EQT Corp.
1.75%, due 5/1/26 (a)	20,557,000	30,245,514
Pioneer Natural Resources Co.
0.25%, due 5/15/25 (a)	25,668,000	40,324,428
		82,022,946
Oil & Gas Services 2.0%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	14,886,000	17,285,623
Oil States International, Inc.
1.50%, due 2/15/23	1,013,000	916,742
4.75%, due 4/1/26 (a)(b)	20,148,000	19,037,976
		37,240,341
Pharmaceuticals 3.0%
Dexcom, Inc.
0.25%, due 11/15/25 (a)	28,123,000	27,753,886
Neurocrine Biosciences, Inc.
2.25%, due 5/15/24	11,238,000	15,220,466
Pacira BioSciences, Inc.
0.75%, due 8/1/25 (a)	10,608,000	12,902,510
2.375%, due 4/1/22	1,094,000	1,325,217
		57,202,079
Real Estate 0.3%
Redfin Corp.
(zero coupon), due 10/15/25 (a)	4,904,000	5,759,135
Real Estate Investment Trusts 0.7%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	6,889,025
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	6,165,000	6,823,884
		13,712,909
Retail 2.6%
American Eagle Outfitters, Inc.
3.75%, due 4/15/25 (a)	5,261,000	18,051,806
Burlington Stores, Inc.
2.25%, due 4/15/25 (a)	20,948,000	31,566,018
		49,617,824
Semiconductors 7.0%
Cree, Inc.
1.75%, due 5/1/26 (a)	1,495,000	3,538,516
Inphi Corp.
0.75%, due 4/15/25 (a)	12,268,000	18,716,367

	Principal Amount	Value
Convertible Bonds
Semiconductors
Microchip Technology, Inc.
1.625%, due 2/15/25	$ 6,103,000	$ 21,112,566
1.625%, due 2/15/27	5,198,000	11,838,445
Micron Technology, Inc.
Series D
3.125%, due 5/1/32	2,310,000	20,397,300
Novellus Systems, Inc.
2.625%, due 5/15/41	724,000	13,711,957
ON Semiconductor Corp.
1.625%, due 10/15/23	8,983,000	18,645,339
Rambus, Inc.
1.375%, due 2/1/23	6,552,000	7,838,158
Silicon Laboratories, Inc.
0.625%, due 6/15/25 (a)	11,949,000	15,728,469
		131,527,117
Software 12.6%
Akamai Technologies, Inc.
0.375%, due 9/1/27	18,297,000	19,932,294
Atlassian, Inc.
0.625%, due 5/1/23	7,925,000	20,431,641
Bentley Systems, Inc.
0.125%, due 1/15/26 (a)	3,445,000	3,577,840
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25 (a)	2,885,000	3,447,575
Coupa Software, Inc.
0.375%, due 6/15/26 (a)	8,365,000	9,494,275
Datadog, Inc.
0.125%, due 6/15/25 (a)	8,148,000	9,660,473
Envestnet, Inc.
1.75%, due 6/1/23 (b)	15,677,000	19,345,418
Everbridge, Inc.
0.125%, due 12/15/24	7,489,000	9,562,517
Five9, Inc.
0.50%, due 6/1/25 (a)	2,865,000	3,839,100
J2 Global, Inc.
1.75%, due 11/1/26 (a)	3,285,000	3,866,034
MongoDB, Inc.
0.25%, due 1/15/26	5,853,000	8,457,585
Nuance Communications, Inc.
1.25%, due 4/1/25	8,331,000	18,968,854
RingCentral, Inc.
(zero coupon), due 3/1/25	28,729,000	31,619,856
Slack Technologies, Inc.
0.50%, due 4/15/25 (a)	10,546,000	15,041,232
Splunk, Inc.
0.50%, due 9/15/23	14,072,000	16,147,620

	Principal Amount	Value
Convertible Bonds
Software
Twilio, Inc.
0.25%, due 6/1/23	$ 3,418,000	$ 16,416,639
Workday, Inc.
0.25%, due 10/1/22	10,554,000	18,219,370
Zynga, Inc.
(zero coupon), due 12/15/26 (a)	8,495,000	9,052,484
		237,080,807
Telecommunications 3.4%
Infinera Corp.
2.50%, due 3/1/27	4,490,000	6,505,231
InterDigital, Inc.
2.00%, due 6/1/24	2,860,000	3,051,410
Nice Ltd.
(zero coupon), due 9/15/25 (a)(b)	34,334,000	35,693,006
Viavi Solutions, Inc.
1.00%, due 3/1/24	9,569,000	12,625,099
Vonage Holdings Corp.
1.75%, due 6/1/24	5,148,000	5,424,189
		63,298,935
Transportation 0.5%
Atlas Air Worldwide Holdings, Inc.
2.25%, due 6/1/22	9,024,000	9,588,000
Total Convertible Bonds (Cost $1,264,160,192)		1,508,929,240

	Shares
Convertible Preferred Stocks 9.8%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (e)	11,636	16,267,128
Wells Fargo & Co.
Series L
7.50% (e)	12,264	17,383,116
		33,650,244
Capital Markets 1.0%
KKR & Co., Inc.
Series C
6.00%	283,400	18,888,610
Chemicals 0.2%
Lyondellbasell Advanced Polymers, Inc.
6.00% (e)	4,110	4,355,552

	Shares	Value
Convertible Preferred Stocks
Electric Utilities 0.6%
PG&E Corp.
5.50%	99,000	$ 11,295,900
Health Care Equipment & Supplies 3.6%
Danaher Corp.
Series A
4.75%	34,270	52,436,870
Series B
5.00% (b)	11,280	14,609,856
		67,046,726
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)
6.875%	116,900	12,075,770
Machinery 1.0%
Stanley Black & Decker, Inc.
5.25%	164,200	19,372,316
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc.
Series A
8.00%	12,125	17,878,191
Total Convertible Preferred Stocks (Cost $177,509,673)		184,563,309
Total Convertible Securities (Cost $1,441,669,865)		1,693,492,549
Common Stocks 0.7%
Banks 0.6%
Bank of America Corp.	267,678	10,356,462
Energy Equipment & Services 0.1%
Weatherford International plc (f)	157,538	2,007,034
Total Common Stocks (Cost $7,568,419)		12,363,496
Preferred Stock 0.3%
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co. (b)	106,750	5,734,610
Total Preferred Stock (Cost $5,638,150)		5,734,610

	Shares	Value
Short-Term Investments 11.9%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 0.01% (g)(h)	159,742,720	$ 159,742,720
Unaffiliated Investment Company 3.4%
BlackRock Liquidity FedFund, 0.06% (h)(i)	64,731,443	64,698,918
Total Short-Term Investments (Cost $224,441,638)		224,441,638
Total Investments (Cost $1,698,711,092)	103.2%	1,944,371,739
Other Assets, Less Liabilities	(3.2)	(61,018,637)
Net Assets	100.0%	$ 1,883,353,102

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $63,588,686. The Portfolio received cash collateral with a value of $64,698,918.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	As of March 31, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(h)	Current yield as of March 31, 2021.
(i)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 8,339,446	$ —	$ 8,339,446
Convertible Securities
Convertible Bonds	—	1,508,929,240	—	1,508,929,240
Convertible Preferred Stocks	184,563,309	—	—	184,563,309
Total Convertible Securities	184,563,309	1,508,929,240	—	1,693,492,549
Common Stocks	12,363,496	—	—	12,363,496
Preferred Stock	5,734,610	—	—	5,734,610
Short-Term Investments
Affiliated Investment Company	159,742,720	—	—	159,742,720
Unaffiliated Investment Company	64,698,918	—	—	64,698,918
Total Short-Term Investments	224,441,638	—	—	224,441,638
Total Investments in Securities	$ 427,103,053	$ 1,517,268,686	$ —	$ 1,944,371,739

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Asset-Backed Securities 2.1%
Other Asset-Backed Securities 2.1%
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23	$ 212,977	$ 216,521
FirstEnergy Ohio PIRB Special Purpose Trust
Series 2013-1, Class A3
3.45%, due 1/15/36	497,301	534,592
PSNH Funding LLC 3
Series 2018-1, Class A1
3.094%, due 2/1/26	251,703	261,915
Small Business Administration Participation Certificates
Series 2012-20L, Class 1
1.93%, due 12/1/32	410,746	418,209
Series 2014-20H, Class 1
2.88%, due 8/1/34	428,235	446,327
Series 2015-20G, Class 1
2.88%, due 7/1/35	1,104,506	1,150,158
Series 2014-20I, Class 1
2.92%, due 9/1/34	469,311	489,063
Series 2014-20C, Class 1
3.21%, due 3/1/34	751,620	787,708
Series 2018-20B, Class 1
3.22%, due 2/1/38	1,701,739	1,801,406
Series 2018-20D, Class 1
3.31%, due 4/1/38	2,045,721	2,174,643
		8,280,542
Total Asset-Backed Securities (Cost $8,091,295)		8,280,542
Corporate Bonds 2.2%
Electric 1.6%
Consolidated Edison Co. of New York, Inc.
Series C
0.601% (3 Month LIBOR + 0.40%), due 6/25/21 (a)	1,550,000	1,551,128
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,900,000	1,950,498
Monongahela Power Co.
4.10%, due 4/15/24 (b)	2,000,000	2,154,543
PECO Energy Co.
1.70%, due 9/15/21	670,000	673,273
		6,329,442

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.6%
Host Hotels & Resorts LP
Series D
3.75%, due 10/15/23	$ 2,350,000	$ 2,486,909
Total Corporate Bonds (Cost $8,568,048)		8,816,351
Mortgage-Backed Securities 23.1%
Agency (Collateralized Mortgage Obligations) 13.6%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	365,000	370,135
REMIC, Series 5051, Class KI
2.50%, due 12/25/50	2,725,839	462,329
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	588,232	617,815
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	1,858,248	1,912,362
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	356,581	376,155
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	388,389	410,556
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	579,295	612,866
REMIC, Series 4886, Class LA
4.00%, due 3/15/43	189	189
REMIC, Series 4837, Class BA
4.00%, due 6/15/43	120,255	120,343
REMIC, Series 4958, Class DL
4.00%, due 1/25/50	413,705	443,215
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K042, Class A2
2.67%, due 12/25/24	1,500,000	1,598,251
REMIC, Series K729, Class A2
3.136%, due 10/25/24	2,745,000	2,957,054
FNMA
REMIC, Series 2020-63, Class B
1.25%, due 9/25/50	837,128	846,441
REMIC, Series 2013-24, Class PA
1.75%, due 3/25/33	1,725,309	1,781,023
REMIC, Series 2012-124, Class PG
2.00%, due 7/25/42	1,339,621	1,379,217
REMIC, Series 2021-2, Class AI
2.00%, due 2/25/51	6,286,297	725,722
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	410,436	437,499
REMIC, Series 2019-58, Class LP
3.00%, due 10/25/49	1,046,094	1,096,242

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50	$ 1,625,000	$ 237,320
REMIC, Series 2020-10, Class LP
3.50%, due 3/25/50	2,473,644	2,622,928
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	1,335,000	1,450,061
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	2,500,000	2,717,616
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,230,000	1,326,289
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,291,494	2,521,168
FNMA, STRIPS (c)
REMIC, Series 360, Class 2
5.00%, due 8/25/35	63,322	11,017
REMIC, Series 361, Class 2
6.00%, due 10/25/35	14,251	2,979
GNMA
REMIC, Series 2014-63, Class PG
2.50%, due 7/20/43	1,169,019	1,212,069
REMIC, Series 2019-3, Class A
3.00%, due 4/20/48	787,244	810,626
REMIC, Series 2019-59, Class KA
3.00%, due 12/20/48	749,222	782,661
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,337,249	1,412,729
UMBS, Single Family, 30 Year (d)
2.00%, due 4/25/51 TBA	5,000,000	4,990,625
2.50%, due 4/25/51 TBA	7,750,000	7,952,832
3.00%, due 4/25/51 TBA	6,500,000	6,770,410
3.50%, due 4/25/51 TBA	2,490,000	2,630,354
		53,599,098
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.9%
BX Trust
Series 2019-OC11, Class A
3.202%, due 12/9/41 (b)	485,000	506,777
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (b)	1,750,000	1,882,325
FREMF Mortgage Trust (b)(e)
REMIC, Series 2015-K720, Class B
3.394%, due 7/25/22	1,430,000	1,474,433
REMIC, Series 2013-K27, Class B
3.496%, due 1/25/46	1,300,000	1,363,731
REMIC, Series 2013-K33, Class B
3.498%, due 8/25/46	933,000	989,033

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (b)(e)
REMIC, Series 2013-K24, Class B
3.507%, due 11/25/45	$ 2,000,000	$ 2,079,665
REMIC, Series 2013-K30, Class B
3.556%, due 6/25/45	275,000	290,926
REMIC, Series 2015-K721, Class B
3.562%, due 11/25/47	3,140,000	3,252,341
REMIC, Series 2014-K717, Class B
3.625%, due 11/25/47	2,500,000	2,526,291
REMIC, Series 2012-K23, Class B
3.657%, due 10/25/45	1,222,000	1,267,869
REMIC, Series 2012-K22, Class B
3.686%, due 8/25/45	2,000,000	2,077,842
REMIC, Series 2016-K58, Class B
3.738%, due 9/25/49	500,000	536,890
REMIC, Series 2014-K41, Class B
3.834%, due 11/25/47	2,700,000	2,931,586
REMIC, Series 2014-K716, Class B
3.903%, due 8/25/47	2,150,000	2,160,424
REMIC, Series 2013-K35, Class B
3.935%, due 12/25/46	2,675,000	2,872,400
REMIC, Series 2016-K54, Class B
4.051%, due 4/25/48	695,000	761,977
REMIC, Series 2014-K40, Class B
4.072%, due 11/25/47	1,645,000	1,784,584
REMIC, Series 2014-K38, Class B
4.222%, due 6/25/47	2,000,000	2,161,294
REMIC, Series 2012-K17, Class B
4.318%, due 12/25/44	2,264,000	2,317,924
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (b)	1,265,000	1,276,886
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A
3.749%, due 6/15/36 (b)(e)	695,000	758,353
		35,273,551
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class A4
4.00%, due 4/25/49 (b)(f)	6,106	6,102
CIM Trust
Series 2021-J2, Class A1
2.50%, due 4/25/51 (b)(f)	925,000	935,734
Citigroup Mortgage Loan Trust
Series 2006-AR6, Class 1A1
3.256%, due 8/25/36 (e)	85,647	81,739

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	$ 379,008	$ 399,935
Wells Fargo Mortgage Backed Securities Trust
Series 2020-2, Class A1
3.00%, due 12/25/49 (b)(f)	999,675	1,012,094
		2,435,604
Total Mortgage-Backed Securities (Cost $90,429,822)		91,308,253
Municipal Bonds 1.2%
New Jersey 0.7%
New Jersey Turnpike Authority, Revenue Bonds
1.483%, due 1/1/28	1,000,000	973,173
7.102%, due 1/1/41	1,000,000	1,532,742
		2,505,915
New York 0.5%
New York State Thruway Authority, Revenue Bonds
Series M
2.90%, due 1/1/35	2,000,000	2,074,055
Total Municipal Bonds (Cost $4,761,641)		4,579,970
U.S. Government & Federal Agencies 69.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 13.9%
FHLMC Gold Pools, 30 Year
2.50%, due 8/1/46	968,908	998,470
3.00%, due 2/1/46	1,709,948	1,799,504
3.00%, due 4/1/47	1,837,857	1,931,080
3.50%, due 1/1/44	418,668	452,327
3.50%, due 1/1/48	1,803,099	1,928,201
4.00%, due 7/1/44	958,531	1,053,442
4.00%, due 12/1/46	713,060	777,152
4.00%, due 10/1/48	739,217	809,038
4.00%, due 3/1/49	428,675	459,480
4.50%, due 8/1/44	175,152	198,845
4.50%, due 12/1/44	1,231,754	1,388,560
4.50%, due 7/1/45	420,185	468,385
4.50%, due 4/1/46	75,878	85,480
4.50%, due 8/1/47	161,802	182,406
5.00%, due 11/1/41	912,642	1,061,986
6.50%, due 4/1/37	28,640	33,941
FHLMC Gold Pools, Other
4.50%, due 3/1/41	222,100	246,024

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
Tennessee Valley Authority
4.65%, due 6/15/35	$ 4,395,000	$ 5,646,151
UMBS, 15 Year
1.50%, due 11/1/35	1,934,266	1,944,810
2.00%, due 6/1/35	1,054,280	1,082,898
2.50%, due 9/1/34	464,143	482,808
UMBS, 20 Year
3.50%, due 8/1/40	1,597,438	1,696,486
UMBS, 30 Year
2.00%, due 7/1/50	3,725,401	3,722,869
2.00%, due 7/1/50	1,580,633	1,579,152
2.00%, due 8/1/50	1,549,063	1,547,771
2.00%, due 8/1/50	3,194,166	3,213,163
2.00%, due 8/1/50	2,372,883	2,371,393
2.00%, due 9/1/50	1,051,032	1,051,698
2.00%, due 11/1/50	2,201,720	2,201,810
2.50%, due 3/1/50	1,771,182	1,819,225
2.50%, due 7/1/50	2,561,378	2,630,855
2.50%, due 10/1/50	195,285	201,160
2.50%, due 11/1/50	2,106,166	2,163,295
2.50%, due 1/1/51	522,496	537,271
3.00%, due 6/1/46	989,633	1,041,799
3.00%, due 8/1/49	2,020,443	2,107,738
3.00%, due 9/1/49	311,039	324,761
3.00%, due 11/1/49	1,056,098	1,108,701
3.50%, due 1/1/50	1,726,849	1,823,577
United States International Development Finance Corp.
5.142%, due 12/15/23	579,269	621,093
		54,794,805
Federal National Mortgage Association (Mortgage Pass-Through Securities) 32.8%
FNMA, Other
2.50%, due 1/1/57	760,086	786,147
2.68%, due 5/1/25	2,000,000	2,129,164
2.73%, due 4/1/25	1,025,000	1,093,210
3.00%, due 9/1/46	857,567	879,388
3.00%, due 10/1/46	791,163	811,363
3.00%, due 10/1/48	19,993	20,250
3.00%, due 2/1/57	656,727	709,770
3.00%, due 6/1/57	748,177	808,222
6.00%, due 4/1/37	8,460	9,526
6.50%, due 8/1/47	14,546	15,783
UMBS, 15 Year
2.00%, due 6/1/35	1,941,079	1,998,630
2.50%, due 8/1/35	494,031	515,353
UMBS, 20 Year
3.00%, due 10/1/32	458,818	483,768
3.50%, due 3/1/37	375,337	410,715

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 20 Year
4.00%, due 8/1/38	$ 2,193,343	$ 2,388,191
UMBS, 30 Year
2.00%, due 6/1/50	1,921,410	1,919,119
2.00%, due 8/1/50	3,617,700	3,613,387
2.00%, due 10/1/50	2,912,260	2,925,879
2.00%, due 10/1/50	2,297,484	2,296,514
2.00%, due 12/1/50	1,996,724	1,995,572
2.00%, due 3/1/51	2,501,280	2,500,144
2.50%, due 1/1/47	2,329,571	2,402,334
2.50%, due 9/1/49	2,088,160	2,147,263
2.50%, due 3/1/50	729,367	750,187
2.50%, due 3/1/50	1,852,093	1,902,331
2.50%, due 3/1/50	2,120,168	2,177,678
2.50%, due 4/1/50	2,713,633	2,814,169
2.50%, due 5/1/50	4,114,046	4,225,639
2.50%, due 7/1/50	2,449,114	2,515,546
2.50%, due 8/1/50	2,669,766	2,746,541
2.50%, due 8/1/50	3,626,179	3,738,699
2.50%, due 9/1/50	2,962,832	3,065,201
2.50%, due 10/1/50	3,172,439	3,263,480
2.50%, due 11/1/50	2,945,467	3,059,971
2.50%, due 12/1/50	2,908,055	2,986,936
2.50%, due 1/1/51	2,625,640	2,708,820
2.50%, due 1/1/51	2,449,428	2,519,279
3.00%, due 10/1/44	1,436,328	1,532,053
3.00%, due 3/1/47	866,744	914,430
3.00%, due 12/1/47	1,132,671	1,189,255
3.00%, due 10/1/49	1,272,684	1,325,353
3.00%, due 3/1/50	1,550,689	1,637,184
3.00%, due 3/1/50	2,457,198	2,587,654
3.00%, due 3/1/50	2,197,102	2,293,515
3.00%, due 4/1/50	1,475,704	1,541,365
3.00%, due 5/1/50	2,021,461	2,110,496
3.00%, due 7/1/50	2,750,787	2,877,021
3.50%, due 5/1/43	1,835,345	1,995,323
3.50%, due 11/1/44	630,371	682,701
3.50%, due 3/1/45	675,632	731,214
3.50%, due 11/1/45	1,951,125	2,095,477
3.50%, due 8/1/46	494,520	528,227
3.50%, due 10/1/47	401,069	426,101
3.50%, due 2/1/48	233,654	247,118
3.50%, due 8/1/49	1,325,791	1,399,953
3.50%, due 9/1/50	2,694,537	2,888,918
4.00%, due 1/1/46	658,562	724,329
4.00%, due 9/1/47	338,387	365,045
4.00%, due 7/1/48	932,588	1,000,966
4.00%, due 8/1/48	4,782,016	5,137,714

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 9/1/48	$ 899,732	$ 965,968
4.00%, due 4/1/49	257,908	276,562
4.00%, due 3/1/50	2,115,546	2,294,266
4.50%, due 2/1/41	2,026,232	2,283,222
4.50%, due 4/1/41	5,010,343	5,685,540
4.50%, due 8/1/42	867,424	977,257
4.50%, due 12/1/43	210,098	235,219
4.50%, due 8/1/44	982,475	1,106,796
5.00%, due 9/1/41	1,733,824	2,015,673
5.00%, due 10/1/41	1,494,398	1,734,468
5.50%, due 7/1/41	2,707,528	3,167,150
6.00%, due 7/1/39	627,894	750,087
6.50%, due 10/1/39	113,259	130,904
		129,188,693
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.5%
GNMA II, 30 Year
4.00%, due 11/20/49	1,012,370	1,081,478
4.50%, due 7/20/49	842,139	919,497
		2,000,975
United States Treasury Bonds 1.8%
U.S. Treasury Bonds
3.00%, due 5/15/45	2,790,000	3,109,978
3.00%, due 2/15/48	2,000,000	2,241,953
4.375%, due 11/15/39	1,200,000	1,603,875
		6,955,806
United States Treasury Inflation - Indexed Notes 4.9%
U.S. Treasury Inflation Linked Notes (g)
0.125%, due 1/15/30	7,780,000	8,558,356
0.125%, due 7/15/30	5,500,000	6,090,168
0.875%, due 1/15/29	3,950,000	4,692,102
		19,340,626
United States Treasury Notes 15.3%
U.S. Treasury Notes
0.25%, due 4/15/23	2,500,000	2,503,613
0.375%, due 4/30/25	5,000,000	4,937,305
1.50%, due 2/15/30	2,615,000	2,582,823
1.625%, due 5/15/26	380,000	392,454
1.75%, due 9/30/22	3,070,000	3,144,112
1.75%, due 5/15/23	500,000	516,445
2.25%, due 4/30/21	5,500,000	5,509,646
2.25%, due 4/30/24	19,045,000	20,134,880
2.375%, due 8/15/24	1,695,000	1,803,917
2.625%, due 1/31/26	1,700,000	1,840,383
2.75%, due 4/30/23	5,885,000	6,197,641

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
2.75%, due 7/31/23	$ 845,000	$ 894,776
2.75%, due 8/31/23	1,325,000	1,405,328
3.00%, due 10/31/25	7,805,000	8,572,390
		60,435,713
Total U.S. Government & Federal Agencies (Cost $267,844,275)		272,716,618
Total Long-Term Bonds (Cost $379,695,081)		385,701,734

	Shares
Short-Term Investments 7.8%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 0.01% (h)	9,210,890	9,210,890
Total Affiliated Investment Company (Cost $9,210,890)		9,210,890

	Principal Amount
U.S. Treasury Debt 5.4%
U.S. Treasury Bills
0.015%, due 5/18/21 (i)	21,300,000	21,299,270
Total U.S. Treasury Debt (Cost $21,299,569)		21,299,270
Total Short-Term Investments (Cost $30,510,459)		30,510,160
Total Investments (Cost $410,205,540)	105.6%	416,211,894
Other Assets, Less Liabilities	(5.6)	(21,896,381)
Net Assets	100.0%	$ 394,315,513

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2021, the total net market value was $22,344,221, which represented 5.7% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2021.

(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.
(g)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(h)	Current yield as of March 31, 2021.
(i)	Interest rate shown represents yield to maturity.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 8,280,542	$ —	$ 8,280,542
Corporate Bonds	—	8,816,351	—	8,816,351
Mortgage-Backed Securities	—	91,308,253	—	91,308,253
Municipal Bonds	—	4,579,970	—	4,579,970
U.S. Government & Federal Agencies	—	272,716,618	—	272,716,618
Total Long-Term Bonds	—	385,701,734	—	385,701,734
Short-Term Investments
Affiliated Investment Company	9,210,890	—	—	9,210,890
U.S. Treasury Debt	—	21,299,270	—	21,299,270
Total Short-Term Investments	9,210,890	21,299,270	—	30,510,160
Total Investments in Securities	$ 9,210,890	$ 407,001,004	$ —	$ 416,211,894

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Growth Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.4%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc.	2,933	$ 603,758
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	7,098	1,206,589
Automobiles 2.6%
Tesla, Inc. (a)	25,194	16,827,828
Beverages 0.4%
Coca-Cola Co. (The)	20,008	1,054,622
PepsiCo, Inc.	12,591	1,780,997
		2,835,619
Biotechnology 5.2%
AbbVie, Inc.	41,564	4,498,056
Alkermes plc (a)	128,629	2,402,790
Amgen, Inc.	31,607	7,864,138
Biogen, Inc. (a)	11,493	3,215,167
Exelixis, Inc. (a)	127,837	2,887,838
Incyte Corp. (a)	37,769	3,069,486
Moderna, Inc. (a)	9,793	1,282,393
Regeneron Pharmaceuticals, Inc. (a)	9,349	4,423,386
Seagen, Inc. (a)	18,336	2,546,137
Vertex Pharmaceuticals, Inc. (a)	5,986	1,286,331
		33,475,722
Capital Markets 1.2%
Lazard Ltd., Class A	63,753	2,773,893
LPL Financial Holdings, Inc.	20,982	2,982,801
S&P Global, Inc.	2,362	833,479
Virtu Financial, Inc., Class A	35,155	1,091,563
		7,681,736
Construction & Engineering 0.5%
Quanta Services, Inc.	35,588	3,131,032
Consumer Finance 0.5%
SLM Corp.	187,804	3,374,838
Diversified Consumer Services 0.0% ‡
Graham Holdings Co., Class B	534	300,343
Electrical Equipment 0.4%
GrafTech International Ltd.	200,560	2,452,849

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 0.2%
Zebra Technologies Corp., Class A (a)	2,278	$ 1,105,240
Entertainment 1.9%
Lions Gate Entertainment Corp., Class B (a)	203,480	2,624,892
Netflix, Inc. (a)	9,062	4,727,283
Spotify Technology SA (a)	4,583	1,228,015
Take-Two Interactive Software, Inc. (a)	18,544	3,276,725
		11,856,915
Equity Real Estate Investment Trusts 1.0%
American Tower Corp.	10,916	2,609,579
Brookfield Property REIT, Inc., Class A	71,691	1,286,853
Crown Castle International Corp.	7,284	1,253,795
Equinix, Inc.	1,489	1,011,910
		6,162,137
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	5,454	1,922,426
Sysco Corp.	46,203	3,638,024
		5,560,450
Health Care Equipment & Supplies 1.1%
Hill-Rom Holdings, Inc.	23,932	2,644,007
Hologic, Inc. (a)	39,970	2,972,969
ICU Medical, Inc. (a)	5,852	1,202,235
Intuitive Surgical, Inc. (a)	142	104,929
		6,924,140
Health Care Providers & Services 5.3%
Amedisys, Inc. (a)	8,207	2,173,131
AmerisourceBergen Corp.	26,630	3,144,204
Anthem, Inc.	11,326	4,065,468
Cardinal Health, Inc.	63,240	3,841,830
HCA Healthcare, Inc.	20,650	3,889,221
Humana, Inc.	9,049	3,793,793
McKesson Corp.	19,514	3,806,011
Molina Healthcare, Inc. (a)	7,534	1,761,148
UnitedHealth Group, Inc.	19,487	7,250,528
		33,725,334
Health Care Technology 0.3%
Cerner Corp.	25,192	1,810,801
Hotels, Restaurants & Leisure 0.4%
Travel + Leisure Co.	43,349	2,651,225
Household Products 0.3%
Procter & Gamble Co. (The)	14,199	1,922,971

	Shares	Value
Common Stocks
Interactive Media & Services 9.5%
Alphabet, Inc. (a)
Class A	6,875	$ 14,179,825
Class C	9,668	19,999,515

Facebook, Inc., Class A (a)	70,196	20,674,828
IAC/InterActiveCorp (a)	12,828	2,774,824
Pinterest, Inc., Class A (a)	37,732	2,793,300
		60,422,292
Internet & Direct Marketing Retail 9.4%
Amazon.com, Inc. (a)	15,331	47,435,340
Booking Holdings, Inc. (a)	670	1,560,993
eBay, Inc.	67,311	4,122,126
Etsy, Inc. (a)	17,371	3,503,210
Qurate Retail, Inc., Series A	223,420	2,627,419
Wayfair, Inc., Class A (a)	2,963	932,604
		60,181,692
IT Services 5.7%
Accenture plc, Class A	10,352	2,859,740
Mastercard, Inc., Class A	29,344	10,447,931
PayPal Holdings, Inc. (a)	39,062	9,485,816
Square, Inc., Class A (a)	430	97,632
Twilio, Inc., Class A (a)	3,912	1,333,053
Visa, Inc., Class A	56,160	11,890,757
		36,114,929
Leisure Products 0.6%
Peloton Interactive, Inc., Class A (a)	4,856	546,009
Polaris, Inc.	22,503	3,004,150
		3,550,159
Life Sciences Tools & Services 3.5%
Avantor, Inc. (a)	107,961	3,123,312
Bruker Corp.	41,250	2,651,550
Charles River Laboratories International, Inc. (a)	11,196	3,244,937
IQVIA Holdings, Inc. (a)	16,849	3,254,216
PPD, Inc. (a)	84,105	3,182,533
PRA Health Sciences, Inc. (a)	20,331	3,117,352
Thermo Fisher Scientific, Inc.	2,108	962,049
Waters Corp. (a)	9,286	2,638,802
		22,174,751
Machinery 0.5%
AGCO Corp.	21,666	3,112,321
Media 1.3%
Altice USA, Inc., Class A (a)	70,049	2,278,694
Charter Communications, Inc., Class A (a)	8,971	5,535,287

	Shares	Value
Common Stocks
Media
Interpublic Group of Cos., Inc. (The)	7,626	$ 222,679
		8,036,660
Metals & Mining 0.2%
Newmont Corp.	24,219	1,459,679
Multiline Retail 1.2%
Dollar General Corp.	22,971	4,654,384
Kohl's Corp.	45,917	2,737,112
		7,391,496
Oil, Gas & Consumable Fuels 0.1%
Targa Resources Corp.	16,821	534,067
Personal Products 0.6%
Herbalife Nutrition Ltd. (a)	56,700	2,515,212
Nu Skin Enterprises, Inc., Class A	25,429	1,344,940
		3,860,152
Pharmaceuticals 1.2%
Eli Lilly and Co.	19,015	3,552,382
Merck & Co., Inc.	35,720	2,753,655
Zoetis, Inc.	7,153	1,126,454
		7,432,491
Professional Services 0.8%
Booz Allen Hamilton Holding Corp.	29,599	2,383,608
ManpowerGroup, Inc.	28,586	2,827,155
		5,210,763
Road & Rail 0.6%
Ryder System, Inc.	36,937	2,794,284
Schneider National, Inc., Class B	55,557	1,387,258
		4,181,542
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc. (a)	22,329	1,752,826
Applied Materials, Inc.	14,751	1,970,734
Broadcom, Inc.	15,863	7,355,039
Entegris, Inc.	27,605	3,086,239
Inphi Corp. (a)	16,966	3,026,904
KLA Corp.	1,117	369,057
Lam Research Corp.	9,533	5,674,423
NVIDIA Corp.	19,636	10,484,249
QUALCOMM, Inc.	49,131	6,514,279
Xilinx, Inc.	16,038	1,987,108
		42,220,858

	Shares	Value
Common Stocks
Software 17.5%
Adobe, Inc. (a)	10,635	$ 5,055,560
Anaplan, Inc. (a)	4,424	238,232
Atlassian Corp. plc, Class A (a)	4,362	919,335
Autodesk, Inc. (a)	14,266	3,953,822
Crowdstrike Holdings, Inc., Class A (a)	15,463	2,822,152
DocuSign, Inc. (a)	16,591	3,358,848
Fortinet, Inc. (a)	20,976	3,868,394
Intuit, Inc.	1,572	602,170
Microsoft Corp.	267,969	63,179,051
Nutanix, Inc., Class A (a)	79,446	2,110,086
Oracle Corp.	11,680	819,586
Palo Alto Networks, Inc. (a)	10,702	3,446,686
salesforce.com, Inc. (a)	27,034	5,727,694
ServiceNow, Inc. (a)	11,563	5,782,772
Teradata Corp. (a)	34,953	1,347,089
Workday, Inc., Class A (a)	10,645	2,644,537
Zendesk, Inc. (a)	3,926	520,666
Zoom Video Communications, Inc., Class A (a)	12,981	4,170,666
Zscaler, Inc. (a)	6,499	1,115,683
		111,683,029
Specialty Retail 4.0%
AutoZone, Inc. (a)	100	140,430
Best Buy Co., Inc.	26,164	3,003,889
Home Depot, Inc. (The)	15,263	4,659,031
Lowe's Cos., Inc.	42,469	8,076,754
O'Reilly Automotive, Inc. (a)	7,982	4,048,869
TJX Cos., Inc. (The)	33,327	2,204,581
Tractor Supply Co.	214	37,895
Williams-Sonoma, Inc.	20,223	3,623,962
		25,795,411
Technology Hardware, Storage & Peripherals 10.7%
Apple, Inc.	557,581	68,108,519
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	41,576	5,525,035
Total Common Stocks (Cost $422,940,354)		620,605,373
Exchange-Traded Fund 2.7%
iShares Russell 1000 Growth ETF	68,948	16,757,122
Total Exchange-Traded Fund (Cost $16,542,346)		16,757,122

	Shares	Value
Short-Term Investment 0.0% ‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (b)	22,383	$ 22,383
Total Short-Term Investment (Cost $22,383)		22,383
Total Investments (Cost $439,505,083)	100.1%	637,384,878
Other Assets, Less Liabilities	(0.1)	(342,699)
Net Assets	100.0%	$ 637,042,179

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 620,605,373	$ —	$ —	$ 620,605,373
Exchange-Traded Fund	16,757,122	—	—	16,757,122
Short-Term Investment
Affiliated Investment Company	22,383	—	—	22,383
Total Investments in Securities	$ 637,384,878	$ —	$ —	$ 637,384,878

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.1%
Convertible Bonds 0.8%
Investment Companies 0.2%
Ares Capital Corp.
4.625%, due 3/1/24	$ 4,365,000	$ 4,766,143
Media 0.2%
DISH Network Corp.
2.375%, due 3/15/24	3,050,000	2,943,250
3.375%, due 8/15/26	4,520,000	4,356,376
		7,299,626
Oil & Gas Services 0.4%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (a)	13,347,866	12,551,175
Total Convertible Bonds (Cost $24,116,922)		24,616,944
Corporate Bonds 90.0%
Advertising 1.0%
Lamar Media Corp.
3.625%, due 1/15/31 (b)	9,000,000	8,694,450
3.75%, due 2/15/28	6,320,000	6,312,100
4.00%, due 2/15/30	6,400,000	6,382,208
4.875%, due 1/15/29	2,195,000	2,288,287
Outfront Media Capital LLC (b)
4.25%, due 1/15/29	2,000,000	1,925,440
5.00%, due 8/15/27	6,910,000	6,979,100
		32,581,585
Aerospace & Defense 1.7%
F-Brasile SpA
7.375%, due 8/15/26 (b)	5,587,000	5,599,291
Rolls-Royce plc
5.75%, due 10/15/27 (b)	2,850,000	3,032,543
TransDigm UK Holdings plc
6.875%, due 5/15/26	7,637,000	8,037,943
TransDigm, Inc.
4.625%, due 1/15/29 (b)	6,685,000	6,591,744
6.25%, due 3/15/26 (b)	22,850,000	24,225,570
7.50%, due 3/15/27	2,500,000	2,662,500
8.00%, due 12/15/25 (b)	2,000,000	2,178,000
		52,327,591
Airlines 1.1%
American Airlines, Inc. (b)
5.50%, due 4/20/26	4,560,000	4,745,546
5.75%, due 4/20/29	3,750,000	3,988,688

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc.
4.50%, due 10/20/25 (b)	$ 4,095,000	$ 4,370,996
4.75%, due 10/20/28 (b)	5,450,000	5,926,307
7.00%, due 5/1/25 (b)	1,220,000	1,405,388
7.375%, due 1/15/26	2,160,000	2,525,677
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (b)	6,405,000	7,021,481
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (b)	2,500,000	2,825,000
		32,809,083
Auto Manufacturers 2.2%
Ford Holdings LLC
9.30%, due 3/1/30	8,454,000	11,159,280
Ford Motor Co.
7.45%, due 7/16/31	5,200,000	6,556,316
9.625%, due 4/22/30	1,500,000	2,093,310
Ford Motor Credit Co. LLC
3.339%, due 3/28/22	2,561,000	2,596,239
3.375%, due 11/13/25	4,000,000	4,068,000
4.00%, due 11/13/30	5,000,000	4,959,950
4.125%, due 8/17/27	1,000,000	1,032,500
4.271%, due 1/9/27	1,647,000	1,708,762
4.389%, due 1/8/26	750,000	788,303
5.125%, due 6/16/25	3,500,000	3,780,000
General Motors Co.
6.80%, due 10/1/27	3,000,000	3,721,688
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (b)	10,255,000	10,831,844
Mclaren Finance plc
5.75%, due 8/1/22 (b)	8,170,000	8,006,600
PM General Purchaser LLC
9.50%, due 10/1/28 (b)	4,000,000	4,270,000
Wabash National Corp.
5.50%, due 10/1/25 (b)	2,377,000	2,430,482
		68,003,274
Auto Parts & Equipment 2.2%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (b)	6,300,000	6,511,554
Adient US LLC (b)
7.00%, due 5/15/26	51,000	54,315
9.00%, due 4/15/25	1,320,000	1,465,200
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	4,000,000	4,120,000
Exide Global Holding Netherlands CV
10.75%, due 10/26/24 (c)(d)(e)	3,380,000	3,285,360

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
IHO Verwaltungs GmbH (a)(b)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	$ 6,643,000	$ 6,823,607
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	9,191,000	9,642,554
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	10,105,000	11,039,712
Meritor, Inc.
6.25%, due 2/15/24	505,000	513,938
6.25%, due 6/1/25 (b)	1,000,000	1,065,000
Nexteer Automotive Group Ltd.
5.875%, due 11/15/21 (b)	6,640,000	6,640,000
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (b)	7,590,000	7,836,675
Tenneco, Inc.
5.00%, due 7/15/26	5,812,000	5,477,810
7.875%, due 1/15/29 (b)	2,770,000	3,108,494
		67,584,219
Biotechnology 0.1%
Emergent BioSolutions, Inc.
3.875%, due 8/15/28 (b)	2,150,000	2,101,625
Building Materials 0.9%
James Hardie International Finance DAC
5.00%, due 1/15/28 (b)	8,011,000	8,471,632
Patrick Industries, Inc.
7.50%, due 10/15/27 (b)	5,615,000	6,134,387
Summit Materials LLC (b)
5.125%, due 6/1/25	3,270,000	3,319,050
5.25%, due 1/15/29	3,930,000	4,101,938
6.50%, due 3/15/27	5,135,000	5,398,169
		27,425,176
Chemicals 1.3%
Axalta Coating Systems LLC
3.375%, due 2/15/29 (b)	1,500,000	1,462,800
Blue Cube Spinco LLC
10.00%, due 10/15/25	2,202,000	2,323,110
GPD Cos., Inc.
10.125%, due 4/1/26 (b)	1,000,000	1,097,500
Innophos Holdings, Inc.
9.375%, due 2/15/28 (b)	5,900,000	6,357,250
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(b)	3,615,000	3,660,188
Neon Holdings, Inc.
10.125%, due 4/1/26 (b)	5,400,000	5,886,000
NOVA Chemicals Corp. (b)
4.875%, due 6/1/24	2,635,000	2,753,575
5.25%, due 6/1/27	1,000,000	1,049,370

	Principal Amount	Value
Corporate Bonds
Chemicals
Olin Corp.
5.625%, due 8/1/29	$ 2,219,000	$ 2,393,358
9.50%, due 6/1/25 (b)	2,000,000	2,469,500
TPC Group, Inc. (b)
10.50%, due 8/1/24	6,133,000	5,541,288
10.875%, due 8/1/24	5,350,000	5,537,250
		40,531,189
Coal 0.1%
Natural Resource Partners LP
9.125%, due 6/30/25 (b)	3,095,000	2,942,447
Commercial Services 3.5%
Allied Universal Holdco LLC (b)
6.625%, due 7/15/26	3,000,000	3,181,440
9.75%, due 7/15/27	4,115,000	4,514,978
AMN Healthcare, Inc. (b)
4.00%, due 4/15/29	2,350,000	2,338,250
4.625%, due 10/1/27	2,100,000	2,147,250
Ashtead Capital, Inc. (b)
4.00%, due 5/1/28	4,130,000	4,314,363
4.25%, due 11/1/29	5,300,000	5,682,183
4.375%, due 8/15/27	2,008,000	2,093,340
5.25%, due 8/1/26	2,500,000	2,622,750
Cimpress plc
7.00%, due 6/15/26 (b)	7,892,000	8,331,584
Gartner, Inc.
3.75%, due 10/1/30 (b)	4,200,000	4,165,266
Graham Holdings Co.
5.75%, due 6/1/26 (b)	11,107,000	11,607,926
IHS Markit Ltd. (b)
4.75%, due 2/15/25	3,950,000	4,422,815
5.00%, due 11/1/22	18,089,000	19,054,530
Jaguar Holding Co. II
5.00%, due 6/15/28 (b)	1,030,000	1,072,745
Korn Ferry
4.625%, due 12/15/27 (b)	4,000,000	4,075,000
MPH Acquisition Holdings LLC
5.75%, due 11/1/28 (b)	3,295,000	3,212,625
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (b)	3,200,000	3,282,560
Nielsen Finance LLC
5.00%, due 4/15/22 (b)	4,059,000	4,059,834
Rent-A-Center, Inc.
6.375%, due 2/15/29 (b)	1,000,000	1,060,000
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (b)	2,800,000	2,880,780

	Principal Amount	Value
Corporate Bonds
Commercial Services
Service Corp. International
3.375%, due 8/15/30	$ 4,480,000	$ 4,372,704
United Rentals North America, Inc.
3.875%, due 11/15/27	4,495,000	4,657,944
3.875%, due 2/15/31	3,500,000	3,517,500
4.875%, due 1/15/28	1,000,000	1,053,370
5.50%, due 5/15/27	1,000,000	1,066,500
		108,788,237
Computers 0.2%
Unisys Corp.
6.875%, due 11/1/27 (b)	5,365,000	5,874,675
Cosmetics & Personal Care 0.6%
Edgewell Personal Care Co.
4.125%, due 4/1/29 (b)	6,780,000	6,740,676
4.70%, due 5/24/22	7,320,000	7,658,916
5.50%, due 6/1/28 (b)	4,000,000	4,224,000
		18,623,592
Distribution & Wholesale 0.7%
Avient Corp.
5.25%, due 3/15/23	8,636,000	9,301,015
5.75%, due 5/15/25 (b)	2,000,000	2,125,000
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (b)	5,000,000	5,437,500
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (b)	4,200,000	4,084,500
Resideo Funding, Inc.
6.125%, due 11/1/26 (b)	1,927,000	2,029,921
		22,977,936
Diversified Financial Services 1.3%
Credit Acceptance Corp.
5.125%, due 12/31/24 (b)	2,605,000	2,657,100
6.625%, due 3/15/26	9,465,000	9,961,912
Genworth Mortgage Holdings, Inc.
6.50%, due 8/15/25 (b)	4,485,000	4,846,603
Jefferies Finance LLC
6.25%, due 6/3/26 (b)	5,000,000	5,250,000
LPL Holdings, Inc. (b)
4.00%, due 3/15/29	6,970,000	7,022,275
4.625%, due 11/15/27	1,535,000	1,592,563
Oxford Finance LLC
6.375%, due 12/15/22 (b)	5,480,000	5,561,104
PRA Group, Inc.
7.375%, due 9/1/25 (b)	3,500,000	3,753,750

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
StoneX Group, Inc.
8.625%, due 6/15/25 (b)	$ 1,298,000	$ 1,371,013
		42,016,320
Electric 1.3%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (b)	3,650,000	3,797,424
DPL, Inc.
4.125%, due 7/1/25 (b)	5,815,000	6,160,527
Keystone Power Pass-Through Holders LLC
13.00% (13.00% PIK), due 6/1/24 (a)(b)(d)	3,223,259	2,643,072
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (b)	4,500,000	4,719,375
NRG Energy, Inc.
6.625%, due 1/15/27	7,000,000	7,280,000
Pattern Energy Operations LP
4.50%, due 8/15/28 (b)	4,205,000	4,273,331
PG&E Corp.
5.00%, due 7/1/28	4,960,000	5,240,116
5.25%, due 7/1/30	3,000,000	3,180,000
Vistra Operations Co. LLC
5.00%, due 7/31/27 (b)	3,300,000	3,399,066
		40,692,911
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc. (b)
7.125%, due 6/15/25	4,535,000	4,959,022
7.25%, due 6/15/28	2,500,000	2,790,988
		7,750,010
Electronics 0.3%
Itron, Inc.
5.00%, due 1/15/26 (b)	6,365,000	6,520,943
TTM Technologies, Inc.
4.00%, due 3/1/29 (b)	1,500,000	1,481,250
		8,002,193
Energy-Alternate Sources 0.1%
TerraForm Power Operating LLC
4.75%, due 1/15/30 (b)	3,000,000	3,114,930
Engineering & Construction 0.4%
Arcosa, Inc.
4.375%, due 4/15/29 (b)	1,340,000	1,340,000
PowerTeam Services LLC
9.033%, due 12/4/25 (b)	3,465,000	3,820,163
TopBuild Corp.
3.625%, due 3/15/29 (b)	2,000,000	1,975,000

	Principal Amount	Value
Corporate Bonds
Engineering & Construction
Weekley Homes LLC
4.875%, due 9/15/28 (b)	$ 4,500,000	$ 4,612,500
		11,747,663
Entertainment 2.4%
Affinity Gaming
6.875%, due 12/15/27 (b)	3,340,000	3,519,525
Allen Media LLC
10.50%, due 2/15/28 (b)	5,000,000	5,275,000
Bally's Corp.
6.75%, due 6/1/27 (b)	6,595,000	7,073,171
Boyne USA, Inc.
7.25%, due 5/1/25 (b)	2,250,000	2,338,875
CCM Merger, Inc.
6.375%, due 5/1/26 (b)	2,170,000	2,304,258
Churchill Downs, Inc. (b)
4.75%, due 1/15/28	10,127,000	10,473,698
5.50%, due 4/1/27	8,051,000	8,414,905
International Game Technology plc
6.25%, due 1/15/27 (b)	6,725,000	7,450,930
Jacobs Entertainment, Inc.
7.875%, due 2/1/24 (b)	2,193,000	2,280,720
Live Nation Entertainment, Inc. (b)
3.75%, due 1/15/28	1,300,000	1,282,125
6.50%, due 5/15/27	6,435,000	7,142,850
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (b)	10,940,000	11,569,050
Powdr Corp.
6.00%, due 8/1/25 (b)	1,860,000	1,960,161
Vail Resorts, Inc.
6.25%, due 5/15/25 (b)	2,800,000	2,985,500
		74,070,768
Food 1.9%
B&G Foods, Inc.
5.25%, due 4/1/25	4,142,000	4,255,905
Kraft Heinz Foods Co.
3.875%, due 5/15/27	4,625,000	5,037,066
4.25%, due 3/1/31	3,500,000	3,853,277
6.50%, due 2/9/40	7,715,000	10,075,049
6.875%, due 1/26/39	7,588,000	10,453,109
Land O' Lakes, Inc.
6.00%, due 11/15/22 (b)	7,880,000	8,393,902
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (b)	5,130,000	5,950,800
Simmons Foods, Inc.
4.625%, due 3/1/29 (b)	4,000,000	4,035,080

	Principal Amount	Value
Corporate Bonds
Food
TreeHouse Foods, Inc.
4.00%, due 9/1/28	$ 2,150,000	$ 2,165,201
United Natural Foods, Inc.
6.75%, due 10/15/28 (b)	5,000,000	5,343,750
		59,563,139
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (b)	6,500,000	6,890,000
Forest Products & Paper 1.0%
Mercer International, Inc.
5.125%, due 2/1/29 (b)	8,105,000	8,396,780
5.50%, due 1/15/26	1,000,000	1,025,000
Schweitzer-Mauduit International, Inc.
6.875%, due 10/1/26 (b)	3,000,000	3,180,000
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	19,467,245
		32,069,025
Gas 0.7%
AmeriGas Partners LP
5.625%, due 5/20/24	4,425,000	4,913,962
5.75%, due 5/20/27	2,485,000	2,708,650
5.875%, due 8/20/26	6,885,000	7,576,254
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (b)	5,100,000	5,138,250
		20,337,116
Hand & Machine Tools 0.1%
Werner FinCo. LP
8.75%, due 7/15/25 (b)	4,250,000	4,441,250
Healthcare-Products 0.9%
Hologic, Inc. (b)
3.25%, due 2/15/29	7,325,000	7,233,437
4.625%, due 2/1/28	3,000,000	3,150,000
Teleflex, Inc.
4.25%, due 6/1/28 (b)	7,755,000	8,036,119
4.625%, due 11/15/27	3,500,000	3,705,625
Varex Imaging Corp.
7.875%, due 10/15/27 (b)	5,050,000	5,618,125
		27,743,306
Healthcare-Services 5.0%
Acadia Healthcare Co., Inc. (b)
5.00%, due 4/15/29	1,750,000	1,816,010
5.50%, due 7/1/28	1,500,000	1,579,125

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
AHP Health Partners, Inc.
9.75%, due 7/15/26 (b)	$ 5,890,000	$ 6,383,288
Catalent Pharma Solutions, Inc. (b)
3.125%, due 2/15/29	3,145,000	3,019,200
5.00%, due 7/15/27	5,180,000	5,426,050
Centene Corp.
3.00%, due 10/15/30	4,000,000	3,993,360
4.25%, due 12/15/27	1,810,000	1,903,896
4.625%, due 12/15/29	4,870,000	5,270,825
5.375%, due 6/1/26 (b)	3,245,000	3,393,297
5.375%, due 8/15/26 (b)	2,380,000	2,510,662
Charles River Laboratories International, Inc. (b)
3.75%, due 3/15/29	1,620,000	1,622,560
4.00%, due 3/15/31	1,620,000	1,646,811
DaVita, Inc. (b)
3.75%, due 2/15/31	1,000,000	953,730
4.625%, due 6/1/30	2,700,000	2,750,922
Encompass Health Corp.
4.50%, due 2/1/28	5,000,000	5,120,600
4.625%, due 4/1/31	1,875,000	1,940,625
4.75%, due 2/1/30	7,100,000	7,303,777
HCA, Inc.
3.50%, due 9/1/30	7,300,000	7,361,829
5.25%, due 4/15/25	4,220,000	4,818,849
5.375%, due 2/1/25	7,255,000	8,093,061
5.625%, due 9/1/28	2,090,000	2,403,500
5.875%, due 5/1/23	4,800,000	5,226,360
5.875%, due 2/15/26	9,015,000	10,333,444
7.50%, due 11/6/33	7,100,000	9,463,448
7.58%, due 9/15/25	2,007,000	2,388,330
7.69%, due 6/15/25	9,195,000	11,085,032
8.36%, due 4/15/24	4,450,000	5,195,375
IQVIA, Inc.
5.00%, due 10/15/26 (b)	9,792,000	10,171,440
LifePoint Health, Inc.
5.375%, due 1/15/29 (b)	2,850,000	2,807,250
ModivCare, Inc.
5.875%, due 11/15/25 (b)	3,500,000	3,683,750
Molina Healthcare, Inc.
3.875%, due 11/15/30 (b)	3,400,000	3,497,750
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (b)	10,055,000	10,884,538
Select Medical Corp.
6.25%, due 8/15/26 (b)	2,000,000	2,125,520
		156,174,214

	Principal Amount	Value
Corporate Bonds
Holding Companies-Diversified 0.3%
Stena International SA
6.125%, due 2/1/25 (b)	$ 9,525,000	$ 9,619,012
Home Builders 2.2%
Adams Homes, Inc.
7.50%, due 2/15/25 (b)	5,250,000	5,499,375
Ashton Woods USA LLC (b)
6.625%, due 1/15/28	2,000,000	2,130,000
6.75%, due 8/1/25	2,237,000	2,309,703
9.875%, due 4/1/27	3,230,000	3,625,675
Brookfield Residential Properties, Inc. (b)
6.25%, due 9/15/27	4,855,000	5,067,406
6.375%, due 5/15/25	3,520,000	3,603,600
Century Communities, Inc.
5.875%, due 7/15/25	3,100,000	3,208,500
6.75%, due 6/1/27	6,775,000	7,201,418
Installed Building Products, Inc.
5.75%, due 2/1/28 (b)	4,230,000	4,420,350
M/I Homes, Inc.
4.95%, due 2/1/28	3,000,000	3,106,875
5.625%, due 8/1/25	515,000	530,450
Meritage Homes Corp.
3.875%, due 4/15/29 (b)	4,400,000	4,400,000
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (b)	2,705,000	2,874,063
PulteGroup, Inc.
7.875%, due 6/15/32	3,595,000	5,057,913
Shea Homes LP
4.75%, due 2/15/28 (b)	6,400,000	6,515,264
STL Holding Co. LLC
7.50%, due 2/15/26 (b)	2,700,000	2,808,000
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (b)	2,000,000	2,037,500
Winnebago Industries, Inc.
6.25%, due 7/15/28 (b)	3,300,000	3,535,125
		67,931,217
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	2,040,200
Spectrum Brands, Inc.
3.875%, due 3/15/31 (b)	2,150,000	2,104,313
5.50%, due 7/15/30 (b)	2,500,000	2,675,000
5.75%, due 7/15/25	3,840,000	3,960,000
		10,779,513

	Principal Amount	Value
Corporate Bonds
Housewares 0.1%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31 (b)	$ 3,230,000	$ 3,184,780
Insurance 0.9%
American Equity Investment Life Holding Co.
5.00%, due 6/15/27	5,965,000	6,628,131
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	5,411,596
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (b)	2,500,000	2,856,600
MGIC Investment Corp.
5.25%, due 8/15/28	4,235,000	4,399,106
NMI Holdings, Inc.
7.375%, due 6/1/25 (b)	2,750,000	3,172,867
USI, Inc.
6.875%, due 5/1/25 (b)	5,890,000	5,993,075
		28,461,375
Internet 2.3%
Cars.com, Inc.
6.375%, due 11/1/28 (b)	4,150,000	4,326,375
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,914,075
4.875%, due 6/15/30 (b)	3,000,000	3,454,620
5.375%, due 11/15/29 (b)	2,500,000	2,956,375
5.50%, due 2/15/22	7,455,000	7,753,200
5.75%, due 3/1/24	10,899,000	12,222,574
5.875%, due 2/15/25	3,320,000	3,805,550
5.875%, due 11/15/28	8,800,000	10,644,202
Uber Technologies, Inc. (b)
7.50%, due 5/15/25	2,400,000	2,590,008
7.50%, due 9/15/27	6,065,000	6,699,282
VeriSign, Inc.
4.75%, due 7/15/27	6,000,000	6,367,500
5.25%, due 4/1/25	9,025,000	10,187,420
		72,921,181
Investment Companies 1.5%
Compass Group Diversified Holdings LLC (b)
5.25%, due 4/15/29	8,500,000	8,911,655
8.00%, due 5/1/26	6,090,000	6,370,749
FS Energy and Power Fund
7.50%, due 8/15/23 (b)	20,685,000	20,788,425
Icahn Enterprises LP
4.75%, due 9/15/24	1,220,000	1,266,891
5.25%, due 5/15/27	4,000,000	4,130,000
6.25%, due 5/15/26	4,000,000	4,190,000
		45,657,720

	Principal Amount	Value
Corporate Bonds
Iron & Steel 1.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	$ 7,400,000	$ 8,029,000
Allegheny Technologies, Inc.
7.875%, due 8/15/23 (f)	1,423,000	1,543,528
Big River Steel LLC
6.625%, due 1/31/29 (b)	8,500,000	9,258,186
Mineral Resources Ltd.
8.125%, due 5/1/27 (b)	10,345,000	11,436,501
		30,267,215
Leisure Time 2.7%
Carlson Travel, Inc. (b)
6.75%, due 12/15/25	15,333,000	14,029,695
10.50%, due 3/31/25 (f)	9,199,150	9,567,116
11.50% (9.50% Cash and 2.00% PIK), due 12/15/26 (a)(g)	10,410,000	7,911,600
Carnival Corp. (b)
5.75%, due 3/1/27	16,080,000	16,502,100
7.625%, due 3/1/26	2,785,000	2,991,926
9.875%, due 8/1/27	7,000,000	8,241,730
10.50%, due 2/1/26	6,090,000	7,163,362
11.50%, due 4/1/23	2,280,000	2,613,450
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (b)	4,520,000	4,542,600
Silversea Cruise Finance Ltd.
7.25%, due 2/1/25 (b)	10,735,000	11,110,725
		84,674,304
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	6,445,000	6,568,937
6.00%, due 8/15/26	9,995,000	10,406,552
6.375%, due 4/1/26	2,735,000	2,823,888
Genting New York LLC
3.30%, due 2/15/26 (b)	6,185,000	6,174,319
Hilton Domestic Operating Co., Inc.
3.75%, due 5/1/29 (b)	2,000,000	1,980,000
4.00%, due 5/1/31 (b)	3,225,000	3,225,000
4.875%, due 1/15/30	7,000,000	7,425,600
5.75%, due 5/1/28 (b)	1,725,000	1,856,566
Hyatt Hotels Corp.
5.75%, due 4/23/30	2,315,000	2,705,524
Marriott International, Inc.
3.50%, due 10/15/32	4,000,000	4,150,778
4.625%, due 6/15/30	2,000,000	2,237,391
5.75%, due 5/1/25	7,050,000	8,089,825
Marriott Ownership Resorts, Inc.
6.50%, due 9/15/26	2,001,000	2,089,794
		59,734,174

	Principal Amount	Value
Corporate Bonds
Machinery—Construction & Mining 0.1%
Terex Corp.
5.00%, due 5/15/29 (b)	$ 2,150,000	$ 2,225,680
Machinery-Diversified 0.9%
ATS Automation Tooling Systems, Inc.
4.125%, due 12/15/28 (b)	1,000,000	991,250
Briggs & Stratton Corp.
6.875%, due 12/15/20 (d)(h)(i)(j)	5,030,000	427,550
Colfax Corp. (b)
6.00%, due 2/15/24	3,240,000	3,340,440
6.375%, due 2/15/26	4,071,000	4,330,526
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (b)	4,144,000	4,444,440
Tennant Co.
5.625%, due 5/1/25	6,770,000	6,973,100
Vertical Holdco GmbH
7.625%, due 7/15/28 (b)	1,570,000	1,688,142
Vertical US Newco, Inc.
5.25%, due 7/15/27 (b)	4,530,000	4,742,344
		26,937,792
Media 6.4%
Block Communications, Inc.
4.875%, due 3/1/28 (b)	3,775,000	3,844,875
Cable One, Inc.
4.00%, due 11/15/30 (b)	6,960,000	6,884,832
CCO Holdings LLC (b)
4.25%, due 2/1/31	5,600,000	5,612,432
4.50%, due 8/15/30	13,555,000	13,815,256
4.50%, due 5/1/32	10,680,000	10,813,500
4.75%, due 3/1/30	7,715,000	7,994,669
5.00%, due 2/1/28	8,550,000	9,042,908
5.125%, due 5/1/27	12,000,000	12,687,780
5.375%, due 6/1/29	4,780,000	5,126,550
5.75%, due 2/15/26	3,546,000	3,658,586
5.875%, due 5/1/27	2,850,000	2,941,200
CSC Holdings LLC (b)
5.75%, due 1/15/30	7,450,000	7,846,675
6.50%, due 2/1/29	2,660,000	2,939,300
Diamond Sports Group LLC
6.625%, due 8/15/27 (b)	3,335,000	1,734,200
DISH DBS Corp.
5.875%, due 7/15/22	6,655,000	6,951,148
6.75%, due 6/1/21	5,500,000	5,544,000
7.75%, due 7/1/26	9,055,000	9,994,320
E.W. Scripps Co. (The)
5.125%, due 5/15/25 (b)	3,000,000	3,056,250

	Principal Amount	Value
Corporate Bonds
Media
LCPR Senior Secured Financing DAC (b)
5.125%, due 7/15/29	$ 1,700,000	$ 1,729,954
6.75%, due 10/15/27	15,606,000	16,638,337
Meredith Corp.
6.875%, due 2/1/26	16,403,000	16,869,255
Quebecor Media, Inc.
5.75%, due 1/15/23	12,147,000	12,948,702
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (c)(d)(e)(j)	7,000,000	7,870,100
Townsquare Media, Inc.
6.875%, due 2/1/26 (b)	1,015,000	1,080,975
Videotron Ltd.
5.00%, due 7/15/22	2,625,000	2,730,000
5.125%, due 4/15/27 (b)	5,890,000	6,224,994
5.375%, due 6/15/24 (b)	11,450,000	12,615,724
Virgin Media Finance plc
5.00%, due 7/15/30 (b)	2,100,000	2,097,375
		201,293,897
Metal Fabricate & Hardware 0.9%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (b)	2,540,000	2,660,828
Grinding Media, Inc.
7.375%, due 12/15/23 (b)	20,535,000	20,985,743
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	4,875,000	4,923,750
		28,570,321
Mining 2.4%
Alcoa Nederland Holding BV (b)
6.75%, due 9/30/24	2,265,000	2,340,877
7.00%, due 9/30/26	5,745,000	6,060,975
Arconic Corp.
6.00%, due 5/15/25 (b)	2,200,000	2,371,127
Century Aluminum Co.
12.00%, due 7/1/25 (b)	4,100,000	4,407,500
Compass Minerals International, Inc. (b)
4.875%, due 7/15/24	2,250,000	2,332,080
6.75%, due 12/1/27	7,990,000	8,549,300
First Quantum Minerals Ltd. (b)
6.875%, due 10/15/27	1,800,000	1,930,500
7.25%, due 4/1/23	7,480,000	7,610,900
Hudbay Minerals, Inc.
4.50%, due 4/1/26 (b)	1,500,000	1,558,965
IAMGOLD Corp.
5.75%, due 10/15/28 (b)	7,000,000	7,089,600
Joseph T Ryerson & Son, Inc.
8.50%, due 8/1/28 (b)	2,880,000	3,225,600

	Principal Amount	Value
Corporate Bonds
Mining
Novelis Corp. (b)
4.75%, due 1/30/30	$ 5,700,000	$ 5,874,990
5.875%, due 9/30/26	20,805,000	21,715,219
		75,067,633
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (b)
4.625%, due 5/15/30	2,615,000	2,647,687
5.625%, due 7/1/27	7,240,000	7,683,450
EnPro Industries, Inc.
5.75%, due 10/15/26	4,240,000	4,488,040
FXI Holdings, Inc. (b)
7.875%, due 11/1/24	1,720,000	1,771,600
12.25%, due 11/15/26	4,206,000	4,805,355
Hillenbrand, Inc.
3.75%, due 3/1/31	2,240,000	2,193,050
5.75%, due 6/15/25	2,000,000	2,135,000
Koppers, Inc.
6.00%, due 2/15/25 (b)	6,270,000	6,463,053
		32,187,235
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (b)	3,300,000	3,411,375
Oil & Gas 8.0%
Apache Corp.
4.625%, due 11/15/25	1,170,000	1,205,451
4.875%, due 11/15/27	3,130,000	3,208,250
Ascent Resources Utica Holdings LLC (b)
7.00%, due 11/1/26	3,400,000	3,397,875
9.00%, due 11/1/27	2,684,000	3,408,680
California Resources Corp.
7.125%, due 2/1/26 (b)	3,500,000	3,561,985
Callon Petroleum Co.
6.125%, due 10/1/24	5,060,000	4,301,000
9.00%, due 4/1/25 (b)	2,500,000	2,535,950
Centennial Resource Production LLC (b)
5.375%, due 1/15/26	2,815,000	2,477,200
6.875%, due 4/1/27	4,988,000	4,439,320
Chevron USA, Inc.
4.95%, due 8/15/47	4,330,000	5,443,998
5.05%, due 11/15/44	2,366,000	3,001,230
5.25%, due 11/15/43	1,800,000	2,328,788
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (b)	5,040,000	4,940,258
Comstock Resources, Inc.
6.75%, due 3/1/29 (b)	3,700,000	3,792,500

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Comstock Resources, Inc.
9.75%, due 8/15/26	$ 15,632,000	$ 16,999,800
Continental Resources, Inc.
4.50%, due 4/15/23	651,000	674,241
Endeavor Energy Resources LP
6.625%, due 7/15/25 (b)	1,805,000	1,929,076
Energy Ventures Gom LLC
11.00%, due 2/15/23 (b)	5,648,000	5,520,920
EQT Corp.
7.625%, due 2/1/25 (f)	4,850,000	5,581,792
Gulfport Energy Corp. (d)(h)(i)
6.00%, due 10/15/24	15,745,000	14,091,775
6.375%, due 5/15/25	8,000,000	7,200,000
6.375%, due 1/15/26	4,441,000	3,996,900
Hilcorp Energy I LP (b)
5.75%, due 2/1/29	1,610,000	1,624,088
6.00%, due 2/1/31	1,075,000	1,091,125
Marathon Oil Corp.
4.40%, due 7/15/27	5,300,000	5,834,341
6.80%, due 3/15/32	2,665,000	3,322,407
Matador Resources Co.
5.875%, due 9/15/26	2,800,000	2,726,500
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (b)	4,065,000	3,273,138
Murphy Oil Corp.
6.875%, due 8/15/24	3,315,000	3,389,587
Occidental Petroleum Corp.
2.70%, due 2/15/23	1,523,000	1,519,528
2.90%, due 8/15/24	3,150,000	3,115,476
5.55%, due 3/15/26	9,840,000	10,406,784
5.875%, due 9/1/25	1,500,000	1,603,200
6.125%, due 1/1/31	2,500,000	2,760,500
6.375%, due 9/1/28	1,500,000	1,646,408
6.45%, due 9/15/36	3,100,000	3,421,656
6.625%, due 9/1/30	3,345,000	3,759,111
7.50%, due 5/1/31	1,200,000	1,401,120
8.00%, due 7/15/25	1,750,000	2,008,878
Parkland Corp. (b)
4.50%, due 10/1/29 (k)	3,470,000	3,474,337
5.875%, due 7/15/27	3,130,000	3,337,362
PBF Holding Co. LLC
6.00%, due 2/15/28	9,230,000	6,818,662
7.25%, due 6/15/25	3,920,000	3,193,232
9.25%, due 5/15/25 (b)	6,300,000	6,431,985
PDC Energy, Inc.
6.125%, due 9/15/24	5,783,000	5,934,081
Range Resources Corp.
8.25%, due 1/15/29 (b)	1,615,000	1,728,050

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Range Resources Corp.
9.25%, due 2/1/26	$ 9,038,000	$ 9,819,968
Southwestern Energy Co.
6.45%, due 1/23/25 (f)	7,455,000	8,002,383
7.50%, due 4/1/26	8,000,000	8,464,160
8.375%, due 9/15/28	1,600,000	1,756,000
Sunoco LP
4.50%, due 5/15/29 (b)	1,500,000	1,494,375
6.00%, due 4/15/27	2,000,000	2,092,500
Talos Production, Inc.
12.00%, due 1/15/26 (b)	19,985,000	19,560,319
Transocean Pontus Ltd.
6.125%, due 8/1/25 (b)	1,924,875	1,819,007
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (b)	2,550,000	2,356,990
Transocean Sentry Ltd.
5.375%, due 5/15/23 (b)	3,458,378	3,233,584
Viper Energy Partners LP
5.375%, due 11/1/27 (b)	2,000,000	2,080,000
		248,537,831
Oil & Gas Services 0.4%
Bristow Group, Inc.
6.875%, due 3/1/28 (b)	4,435,000	4,420,631
Nine Energy Service, Inc.
8.75%, due 11/1/23 (b)	6,897,000	2,069,100
TechnipFMC plc
6.50%, due 2/1/26 (b)	6,945,000	7,266,843
		13,756,574
Packaging & Containers 0.4%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(b)	3,000,000	3,150,000
Cascades USA, Inc. (b)
5.125%, due 1/15/26	2,810,000	2,982,112
5.375%, due 1/15/28	5,200,000	5,460,000
Graphic Packaging International LLC
3.50%, due 3/1/29 (b)	1,430,000	1,390,675
		12,982,787
Pharmaceuticals 1.7%
Bausch Health Americas, Inc. (b)
8.50%, due 1/31/27	1,600,000	1,775,000
9.25%, due 4/1/26	1,435,000	1,589,980
Bausch Health Cos., Inc. (b)
5.00%, due 1/30/28	3,430,000	3,472,875
5.00%, due 2/15/29	2,750,000	2,731,094
5.25%, due 2/15/31	2,500,000	2,488,050
6.125%, due 4/15/25	3,500,000	3,588,200

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Bausch Health Cos., Inc. (b)
6.25%, due 2/15/29	$ 6,400,000	$ 6,802,948
7.00%, due 1/15/28	1,750,000	1,899,713
Cheplapharm Arzneimittel GmbH
5.50%, due 1/15/28 (b)	1,850,000	1,921,725
Endo DAC (b)
6.00%, due 6/30/28	4,575,000	3,705,750
9.50%, due 7/31/27	3,185,000	3,459,706
Owens & Minor, Inc.
4.50%, due 3/31/29 (b)	3,140,000	3,155,700
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (b)	6,411,000	6,799,827
Prestige Brands, Inc. (b)
3.75%, due 4/1/31	3,975,000	3,791,156
5.125%, due 1/15/28	4,245,000	4,451,265
Vizient, Inc.
6.25%, due 5/15/27 (b)	2,325,000	2,467,406
		54,100,395
Pipelines 5.2%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	463,558
9.625%, due 11/1/21	5,950,000	6,251,444
Antero Midstream Partners LP
5.375%, due 9/15/24	3,810,000	3,843,337
5.75%, due 1/15/28 (b)	1,565,000	1,565,000
Cheniere Energy Partners LP
4.00%, due 3/1/31 (b)	6,400,000	6,512,000
5.625%, due 10/1/26	1,800,000	1,882,260
CNX Midstream Partners LP
6.50%, due 3/15/26 (b)	6,022,000	6,127,385
Enable Midstream Partners LP
4.15%, due 9/15/29	2,260,000	2,350,118
4.40%, due 3/15/27	5,702,000	6,163,265
4.95%, due 5/15/28	2,925,000	3,224,415
EQM Midstream Partners LP
4.50%, due 1/15/29 (b)	1,880,000	1,831,985
4.75%, due 1/15/31 (b)	2,700,000	2,619,000
5.50%, due 7/15/28	720,000	755,813
6.00%, due 7/1/25 (b)	2,975,000	3,201,844
6.50%, due 7/1/27 (b)	1,405,000	1,527,586
Genesis Energy LP
6.25%, due 5/15/26	2,406,000	2,297,730
6.50%, due 10/1/25	1,600,000	1,568,400
7.75%, due 2/1/28	330,000	330,099
8.00%, due 1/15/27	1,375,000	1,392,215
Harvest Midstream I LP
7.50%, due 9/1/28 (b)	5,530,000	5,943,091

	Principal Amount	Value
Corporate Bonds
Pipelines
Hess Midstream Operations LP
5.625%, due 2/15/26 (b)	$ 3,300,000	$ 3,399,000
Holly Energy Partners LP
5.00%, due 2/1/28 (b)	2,845,000	2,881,416
MPLX LP
4.875%, due 12/1/24	5,000,000	5,612,035
4.875%, due 6/1/25	8,383,000	9,442,162
New Fortress Energy, Inc.
6.50%, due 9/30/26 (b)(k)	5,060,000	5,097,950
NGL Energy Operating LLC
7.50%, due 2/1/26 (b)	2,015,000	2,070,413
NGPL PipeCo LLC
4.875%, due 8/15/27 (b)	5,280,000	5,902,276
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,722,119
Oasis Midstream Partners LP
8.00%, due 4/1/29 (b)	2,150,000	2,203,750
PBF Logistics LP
6.875%, due 5/15/23	1,200,000	1,200,264
Plains All American Pipeline LP
6.125%, due 11/15/22 (l)(m)	14,265,000	11,591,168
Rockies Express Pipeline LLC (b)
3.60%, due 5/15/25	2,000,000	2,005,000
4.80%, due 5/15/30	5,000,000	4,921,875
Ruby Pipeline LLC
7.75%, due 4/1/22 (b)(f)	13,097,652	10,743,102
Tallgrass Energy Partners LP (b)
5.50%, due 9/15/24	6,327,000	6,421,905
6.00%, due 3/1/27	1,500,000	1,515,000
Targa Resources Partners LP
5.875%, due 4/15/26	4,915,000	5,145,391
TransMontaigne Partners LP
6.125%, due 2/15/26	8,055,000	8,095,275
Western Midstream Operating LP
4.35%, due 2/1/25 (f)	1,600,000	1,656,000
4.65%, due 7/1/26	2,000,000	2,109,440
5.50%, due 8/15/48	6,360,000	6,259,003
		160,845,089
Real Estate 0.7%
Howard Hughes Corp. (The) (b)
4.125%, due 2/1/29	3,300,000	3,226,476
4.375%, due 2/1/31	2,000,000	1,958,750
Newmark Group, Inc.
6.125%, due 11/15/23	9,839,000	10,800,057
Realogy Group LLC
5.75%, due 1/15/29 (b)	6,500,000	6,410,625
		22,395,908

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 3.4%
Diversified Healthcare Trust
9.75%, due 6/15/25	$ 2,500,000	$ 2,830,000
Equinix, Inc.
5.375%, due 5/15/27	16,710,000	17,970,421
GLP Capital LP
5.30%, due 1/15/29	5,700,000	6,389,415
5.375%, due 11/1/23	1,500,000	1,637,700
5.375%, due 4/15/26	1,506,000	1,691,012
5.75%, due 6/1/28	2,000,000	2,307,140
Host Hotels & Resorts LP
3.50%, due 9/15/30	2,100,000	2,108,309
MGM Growth Properties Operating Partnership LP
3.875%, due 2/15/29 (b)	8,495,000	8,462,082
4.625%, due 6/15/25 (b)	3,100,000	3,269,570
5.625%, due 5/1/24	19,120,000	20,522,802
5.75%, due 2/1/27	6,090,000	6,713,829
MPT Operating Partnership LP
3.50%, due 3/15/31	5,000,000	4,906,600
4.625%, due 8/1/29	3,000,000	3,156,090
5.00%, due 10/15/27	7,726,000	8,127,791
RHP Hotel Properties LP
4.50%, due 2/15/29 (b)	3,150,000	3,162,506
4.75%, due 10/15/27	5,575,000	5,706,681
SBA Communications Corp.
3.125%, due 2/1/29 (b)	3,000,000	2,883,450
3.875%, due 2/15/27	3,000,000	3,066,600
VICI Properties LP
4.125%, due 8/15/30 (b)	1,000,000	1,008,700
		105,920,698
Retail 3.4%
1011778 BC ULC (b)
3.50%, due 2/15/29	3,400,000	3,306,500
4.00%, due 10/15/30	7,100,000	6,851,500
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	3,500,000	3,580,185
4.75%, due 3/1/30	3,580,000	3,698,140
Beacon Roofing Supply, Inc.
4.875%, due 11/1/25 (b)	3,825,000	3,911,063
Dave & Buster's, Inc.
7.625%, due 11/1/25 (b)	3,350,000	3,580,313
Ken Garff Automotive LLC
4.875%, due 9/15/28 (b)	3,510,000	3,506,490
KFC Holding Co. (b)
4.75%, due 6/1/27	5,275,000	5,532,156
5.25%, due 6/1/26	7,500,000	7,729,350
Kohl's Corp.
9.50%, due 5/15/25	2,380,000	3,085,962

	Principal Amount	Value
Corporate Bonds
Retail
Lithia Motors, Inc. (b)
4.375%, due 1/15/31	$ 2,000,000	$ 2,075,890
4.625%, due 12/15/27	700,000	727,125
Murphy Oil USA, Inc.
3.75%, due 2/15/31 (b)	1,500,000	1,474,388
4.75%, due 9/15/29	3,000,000	3,150,000
5.625%, due 5/1/27	2,994,000	3,128,730
NMG Holding Co., Inc.
7.125%, due 4/1/26 (b)	10,350,000	10,557,000
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,945,000	4,030,488
5.50%, due 5/15/26	3,097,000	3,186,968
PetSmart, Inc.
7.75%, due 2/15/29 (b)	4,005,000	4,335,212
TPro Acquisition Corp.
11.00%, due 10/15/24 (b)	1,500,000	1,646,250
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (c)(d)(e)(i)	9,675,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	8,650,000	8,314,812
4.625%, due 1/31/32	8,850,000	9,027,044
4.75%, due 1/15/30 (b)	8,767,000	9,269,349
		105,704,915
Software 3.8%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (b)	4,405,000	4,647,275
Ascend Learning LLC
6.875%, due 8/1/25 (b)	7,485,000	7,672,125
BY Crown Parent LLC (b)
4.25%, due 1/31/26	4,355,000	4,522,363
7.375%, due 10/15/24	7,110,000	7,225,537
Camelot Finance SA
4.50%, due 11/1/26 (b)	4,480,000	4,631,962
CDK Global, Inc.
5.25%, due 5/15/29 (b)	2,000,000	2,145,640
5.875%, due 6/15/26	10,900,000	11,254,250
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (b)	2,300,000	2,344,505
Fair Isaac Corp.
5.25%, due 5/15/26 (b)	3,590,000	3,975,925
MSCI, Inc. (b)
3.625%, due 9/1/30	8,215,000	8,353,423
3.875%, due 2/15/31	10,620,000	10,845,675
4.00%, due 11/15/29	9,500,000	9,770,370
4.75%, due 8/1/26	3,570,000	3,698,520
5.375%, due 5/15/27	6,230,000	6,662,985

	Principal Amount	Value
Corporate Bonds
Software
Open Text Corp. (b)
3.875%, due 2/15/28	$ 4,560,000	$ 4,590,461
5.875%, due 6/1/26	5,675,000	5,866,531
Open Text Holdings, Inc.
4.125%, due 2/15/30 (b)	4,474,000	4,535,249
PTC, Inc. (b)
3.625%, due 2/15/25	3,400,000	3,489,250
4.00%, due 2/15/28	5,160,000	5,237,400
SS&C Technologies, Inc.
5.50%, due 9/30/27 (b)	5,000,000	5,325,250
Veritas US, Inc.
7.50%, due 9/1/25 (b)	2,000,000	2,077,300
		118,871,996
Telecommunications 5.6%
Altice France SA
7.375%, due 5/1/26 (b)	7,000,000	7,280,700
CommScope Technologies LLC
6.00%, due 6/15/25 (b)	1,300,000	1,326,065
CommScope, Inc.
8.25%, due 3/1/27 (b)	8,924,000	9,548,680
Connect Finco SARL
6.75%, due 10/1/26 (b)	12,365,000	13,165,510
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	7,035,000	7,741,947
6.625%, due 8/1/26	6,460,000	7,158,326
7.625%, due 6/15/21	4,240,000	4,288,760
Level 3 Financing, Inc.
5.375%, due 5/1/25	6,300,000	6,432,300
Lumen Technologies, Inc.
5.80%, due 3/15/22	9,390,000	9,719,589
QualityTech LP
3.875%, due 10/1/28 (b)	4,500,000	4,477,500
Sprint Capital Corp.
6.875%, due 11/15/28	31,465,000	39,676,421
Sprint Corp.
7.875%, due 9/15/23	14,030,000	16,036,290
T-Mobile US, Inc.
2.625%, due 2/15/29	4,000,000	3,884,160
2.875%, due 2/15/31	8,160,000	7,886,640
4.50%, due 2/1/26	3,345,000	3,422,353
4.75%, due 2/1/28	9,585,000	10,191,422
5.125%, due 4/15/25	7,520,000	7,635,883
5.375%, due 4/15/27	8,875,000	9,408,388
6.00%, due 4/15/24	6,840,000	6,891,300
		176,172,234

	Principal Amount	Value
Corporate Bonds
Textiles 0.3%
Eagle Intermediate Global Holding BV
7.50%, due 5/1/25 (b)	$ 9,745,000	$ 8,380,700
Toys, Games & Hobbies 0.3%
Mattel, Inc. (b)
3.375%, due 4/1/26	3,200,000	3,303,808
3.75%, due 4/1/29	3,770,000	3,793,562
6.75%, due 12/31/25	3,453,000	3,630,657
		10,728,027
Transportation 0.4%
Teekay Corp.
9.25%, due 11/15/22 (b)	1,500,000	1,507,500
Watco Cos. LLC
6.50%, due 6/15/27 (b)	10,340,000	10,898,360
		12,405,860
Total Corporate Bonds (Cost $2,680,368,903)		2,810,910,912
Loan Assignments 2.3%
Aerospace & Defense 0.0% ‡
TransDigm, Inc. Tranche Refinancing Term Loan F
2.359% (1 Month LIBOR + 2.25%), due 12/9/25 (n)	1,627,879	1,592,362
Automobile 0.2%
Dealer Tire LLC Term Loan B1
4.359% (1 Month LIBOR + 4.25%), due 1/1/38 (n)	5,925,000	5,927,471
Beverage, Food & Tobacco 0.2%
United Natural Foods, Inc. Initial Term Loan
3.609% (1 Month LIBOR + 3.50%), due 10/22/25 (n)	5,336,358	5,329,079
Chemicals, Plastics & Rubber 0.4%
Innophos Holdings, Inc. Initial Term Loan
3.609% (1 Month LIBOR + 3.50%), due 2/5/27 (n)	1,881,000	1,875,122
SCIH Salt Holdings, Inc. First Lien Closing Date Term Loan
5.50% (3 Month LIBOR + 4.50%), due 1/2/38 (n)	9,925,000	9,929,139
		11,804,261
Finance 0.2%
AAdvantage Loyality IP Ltd. Initial Term Loan
TBD, due 4/20/28	2,000,000	2,043,928
American Trailer World Corp. First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 3/3/28 (n)	3,600,000	3,566,250

	Principal Amount	Value
Loan Assignments
Finance
BY Crown Parent LLC Term Loan B1
4.00% (1 Month LIBOR + 3.00%), due 2/2/26 (n)	$ 1,191,039	$ 1,189,550
		6,799,728
Oil & Gas 0.3%
Ascent Resources Utica Holdings LLC Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (n)	2,842,000	3,138,634
PetroQuest Energy LLC 2020 Term Loan
8.50%, due 9/19/26 (c)(d)(e)	518,325	518,325
PetroQuest Energy LLC Term Loan
8.50% (1 Month LIBOR + 7.50%), due 11/8/23 (c)(d)(e)(n)	5,381,243	4,412,619
		8,069,578
Personal & Nondurable Consumer Products 0.6%
Great Outdoors Group LLC Term Loan B1
5.00% (1 Month LIBOR + 4.25%), due 3/6/28 (n)	20,249,250	20,215,495
Utilities 0.4%
PG&E Corp. Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (n)	13,398,750	13,373,627
Total Loan Assignments (Cost $72,860,367)		73,111,601
Total Long-Term Bonds (Cost $2,777,346,192)		2,908,639,457

	Shares
Common Stocks 1.3%
Commercial Services & Supplies 0.0% ‡
ATD New Holdings, Inc. (c)(d)(o)	44,740	1,666,565
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (c)(d)(e)(o)	11,280	113
Electrical Equipment 0.3%
Energy Technologies, Inc. (c)(d)(e)(o)	4,822	9,161,800
Hotels, Restaurants & Leisure 0.0% ‡
Carlson Travel, Inc. (c)(e)(j)(o)	6,281	348,972
Independent Power and Renewable Electricity Producers 0.5%
GenOn Energy, Inc. (c)(j)	115,826	14,188,685
Metals & Mining 0.1%
Neenah Enterprises, Inc. (c)(d)(e)(j)(o)	230,859	2,428,637

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.4%
California Resources Corp. (o)	68,595	$ 1,650,396
PetroQuest Energy, Inc. (c)(d)(e)(o)	8,224,665	—
Talos Energy, Inc. (o)	637,880	7,680,075
Titan Energy LLC (o)	25,911	2,565
Whiting Petroleum Corp. (o)	99,749	3,536,102
		12,869,138
Software 0.0% ‡
ASG warrant corp. (c)(d)(e)(o)	3,368	—
Total Common Stocks (Cost $65,211,044)		40,663,910
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (c)(d)(e)(o)	10,741	8,485,390
Total Preferred Stock (Cost $10,297,701)		8,485,390

	Number of Warrants
Warrant 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/24/24 (o)	9,742	44,326
Total Warrant (Cost $3,897)		44,326
Total Investments (Cost $2,852,858,834)	94.7%	2,957,833,083
Other Assets, Less Liabilities	5.3	164,940,084
Net Assets	100.0%	$ 3,122,773,167

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, the total market value was $52,366,566, which represented 1.7% of the Portfolio’s net assets.
(d)	Illiquid security—As of March 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $66,188,206, which represented 2.1% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Step coupon—Rate shown was the rate in effect as of March 31, 2021.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.

(h)	Issue in default.
(i)	Issue in non-accrual status.
(j)	Restricted security.
(k)	Delayed delivery security.
(l)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(m)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(o)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
TBD—To Be Determined
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 24,616,944	$ —	$ 24,616,944
Corporate Bonds	—	2,794,015,452	11,155,460	2,810,910,912
Loan Assignments	—	68,180,657	4,930,944	73,111,601
Total Long-Term Bonds	—	2,886,813,053	16,086,404	2,908,639,457
Common Stocks	12,869,138	15,855,250	11,939,522	40,663,910
Preferred Stock	—	—	8,485,390	8,485,390
Warrant	44,326	—	—	44,326
Total Investments in Securities	$ 12,913,464	$ 2,902,668,303	$ 36,511,316	$ 2,957,833,083

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases(a)	Sales(b)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2021
Long-Term Bonds
Corporate Bonds	$10,874,686	$3,009,724	$—	$10,832,712	$—	$(13,561,662)	$—	$—	$11,155,460	$245,736
Loan Assignments	4,290,785	—	—	(26,744)	156,083	—	510,820	—	4,930,944	(26,744)
Common Stocks	10,866,455	—	667,348	(12,521,095)	13,594,162	(667,348)	—	—	11,939,522	(11,946,895)
Preferred Stock	8,109,455	—	—	375,935	—	—	—	—	8,485,390	375,935
Total	$34,141,381	$3,009,724	$667,348	$(1,339,192)	$13,750,245	$(14,229,010)	$510,820	$—	$36,511,316	$(11,351,968)

(a)	Purchases include PIK securities.
(b)	Sales include principal reductions
As of March 31, 2021, a Loan Assignment with a market value of $510,820 transferred from Level 2 to Level 3 as the fair value obtained for this Loan Assignment utilized significant unobservable inputs. As of December 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.

MainStay VP MacKay International Equity Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.0%
Argentina 1.3%
Globant SA (IT Services) (a)	34,442	$ 7,150,504
Brazil 1.6%
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	610,043	8,974,010
Canada 1.1%
Constellation Software, Inc. (Software)	4,361	6,090,339
China 4.2%
Tencent Holdings Ltd. (Interactive Media & Services)	300,015	23,540,879
Denmark 4.6%
Chr Hansen Holding A/S (Chemicals)	99,403	9,032,576
Novo Nordisk A/S, Class B (Pharmaceuticals)	239,810	16,246,932
		25,279,508
France 8.6%
BioMerieux (Health Care Equipment & Supplies)	78,764	10,021,770
Dassault Systemes SE (Software)	24,853	5,316,069
Edenred (IT Services)	273,651	14,293,355
Teleperformance (Professional Services)	49,112	17,900,104
		47,531,298
Germany 14.0%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	30,283	4,563,404
Deutsche Boerse AG (Capital Markets)	120,604	20,040,959
SAP SE (Software)	147,286	18,035,662
Scout24 AG (Interactive Media & Services) (b)	213,695	16,213,828
Symrise AG (Chemicals)	152,956	18,547,014
		77,400,867
India 3.9%
HDFC Bank Ltd. (Banks) (a)	452,308	9,240,257
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	356,081	12,166,329
		21,406,586
Ireland 1.0%
ICON plc (Life Sciences Tools & Services) (a)	27,775	5,454,177
Israel 1.5%
Nice Ltd., Sponsored ADR (Software) (a)	37,974	8,277,193
Japan 11.0%
CyberAgent, Inc. (Media)	1,039,600	18,712,331
Menicon Co. Ltd. (Health Care Equipment & Supplies)	149,800	8,834,446
Relo Group, Inc. (Real Estate Management & Development)	434,600	9,192,443
SMS Co. Ltd. (Professional Services)	320,400	9,780,555

	Shares	Value
Common Stocks
Japan
TechnoPro Holdings, Inc. (Professional Services)	173,100	$ 14,413,926
		60,933,701
Mexico 1.2%
Regional SAB de CV (Banks)	1,410,934	6,621,336
Netherlands 6.3%
Koninklijke DSM NV (Chemicals)	96,042	16,252,286
Koninklijke Philips NV (Health Care Equipment & Supplies)	323,690	18,476,605
		34,728,891
Spain 2.7%
Industria de Diseno Textil SA (Specialty Retail)	456,911	15,056,529
Sweden 3.4%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	153,605	14,168,993
MIPS AB (Leisure Products)	64,296	4,601,274
		18,770,267
Switzerland 0.8%
Lonza Group AG (Life Sciences Tools & Services)	7,611	4,255,041
Taiwan 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	181,365	21,451,852
United Kingdom 20.0%
Big Yellow Group plc (Equity Real Estate Investment Trusts)	469,529	7,217,313
Diageo plc (Beverages)	386,103	15,912,559
Experian plc (Professional Services)	548,494	18,881,161
HomeServe plc (Commercial Services & Supplies)	678,674	11,236,796
Linde plc (Chemicals)	86,374	24,196,812
Prudential plc (Insurance)	767,999	16,310,251
St James's Place plc (Capital Markets)	963,300	16,918,789
		110,673,681
United States 6.9%
Accenture plc, Class A (IT Services)	18,064	4,990,180
STERIS plc (Health Care Equipment & Supplies)	105,825	20,157,546
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	99,869	12,894,086
		38,041,812
Total Common Stocks (Cost $467,178,183)		541,638,471

	Shares	Value
Short-Term Investment 0.0% ‡
Affiliated Investment Company 0.0% ‡
United States 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (c)	136,862	$ 136,862
Total Short-Term Investment (Cost $136,862)		136,862
Total Investments (Cost $467,315,045)	98.0%	541,775,333
Other Assets, Less Liabilities	2.0	11,218,400
Net Assets	100.0%	$ 552,993,733

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Current yield as of March 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 541,638,471	$ —	$ —	$ 541,638,471
Short-Term Investment
Affiliated Investment Company	136,862	—	—	136,862
Total Investments in Securities	$ 541,775,333	$ —	$ —	$ 541,775,333

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Mid Cap Core Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.3%
Aerospace & Defense 0.6%
Curtiss-Wright Corp.	1,884	$ 223,442
Huntington Ingalls Industries, Inc.	1,797	369,913
Textron, Inc.	59,037	3,310,795
TransDigm Group, Inc. (a)	2,372	1,394,546
		5,298,696
Air Freight & Logistics 0.4%
XPO Logistics, Inc. (a)	31,192	3,845,974
Airlines 0.3%
Alaska Air Group, Inc.	7,184	497,205
Delta Air Lines, Inc. (a)	41,545	2,005,793
Southwest Airlines Co.	7,022	428,763
		2,931,761
Auto Components 0.4%
Aptiv plc (a)	24,933	3,438,261
Automobiles 0.9%
Ford Motor Co. (a)	663,714	8,130,497
Banks 3.1%
Comerica, Inc.	17,089	1,225,965
First Hawaiian, Inc.	117,710	3,221,723
First Republic Bank	19,674	3,280,639
PacWest Bancorp	115,972	4,424,332
Signature Bank	18,929	4,279,847
SVB Financial Group (a)	12,290	6,067,081
Synovus Financial Corp.	51,325	2,348,119
Umpqua Holdings Corp.	232,371	4,078,111
		28,925,817
Biotechnology 2.9%
Alkermes plc (a)	211,576	3,952,240
Exelixis, Inc. (a)	206,792	4,671,431
Incyte Corp. (a)	62,878	5,110,095
Moderna, Inc. (a)	25,037	3,278,595
Neurocrine Biosciences, Inc. (a)	7,273	707,299
Seagen, Inc. (a)	29,134	4,045,547
United Therapeutics Corp. (a)	27,687	4,631,205
		26,396,412
Building Products 1.4%
Carrier Global Corp.	66,780	2,819,452
Fortune Brands Home & Security, Inc.	6,253	599,162
Johnson Controls International plc	46,233	2,758,723
Masco Corp.	57,907	3,468,629
Owens Corning	4,853	446,913

	Shares	Value
Common Stocks
Building Products
Trane Technologies plc	16,132	$ 2,670,814
		12,763,693
Capital Markets 4.5%
Ameriprise Financial, Inc.	28,822	6,699,674
Evercore, Inc., Class A	33,336	4,391,685
Lazard Ltd., Class A	102,770	4,471,523
LPL Financial Holdings, Inc.	36,797	5,231,061
Morningstar, Inc.	1,955	439,953
Nasdaq, Inc.	1,509	222,517
Northern Trust Corp.	50,246	5,281,357
Raymond James Financial, Inc.	45,557	5,583,466
State Street Corp.	49,730	4,177,817
T. Rowe Price Group, Inc.	20,328	3,488,285
Virtu Financial, Inc., Class A	46,503	1,443,918
		41,431,256
Chemicals 1.2%
Axalta Coating Systems Ltd. (a)	48,153	1,424,366
Cabot Corp.	10,839	568,397
CF Industries Holdings, Inc.	8,623	391,312
Corteva, Inc.	35,057	1,634,357
Element Solutions, Inc.	76,271	1,394,997
LyondellBasell Industries NV, Class A	4,651	483,936
Mosaic Co. (The)	132,008	4,172,773
Olin Corp.	20,626	783,169
		10,853,307
Commercial Services & Supplies 0.5%
Clean Harbors, Inc. (a)	51,178	4,302,023
Communications Equipment 0.3%
CommScope Holding Co., Inc. (a)	123,600	1,898,496
EchoStar Corp., Class A (a)	23,444	562,656
		2,461,152
Construction & Engineering 0.9%
AECOM (a)	76,929	4,931,918
Quanta Services, Inc.	42,634	3,750,940
		8,682,858
Construction Materials 0.2%
Eagle Materials, Inc.	16,547	2,224,082
Consumer Finance 0.7%
SLM Corp.	283,777	5,099,473
Synchrony Financial	30,702	1,248,343
		6,347,816

	Shares	Value
Common Stocks
Containers & Packaging 1.1%
Berry Global Group, Inc. (a)	63,410	$ 3,893,374
Crown Holdings, Inc.	27,715	2,689,464
International Paper Co.	64,158	3,469,023
		10,051,861
Distributors 0.6%
LKQ Corp. (a)	127,070	5,378,873
Diversified Consumer Services 0.6%
Graham Holdings Co., Class B	7,050	3,965,202
Grand Canyon Education, Inc. (a)	2,610	279,531
Terminix Global Holdings, Inc. (a)	37,000	1,763,790
		6,008,523
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.	66,841	2,011,914
Electric Utilities 2.2%
Entergy Corp.	47,707	4,745,415
Evergy, Inc.	31,266	1,861,265
FirstEnergy Corp.	6,598	228,885
Hawaiian Electric Industries, Inc.	31,085	1,381,107
NRG Energy, Inc.	121,906	4,599,513
OGE Energy Corp.	133,351	4,315,238
PPL Corp.	124,607	3,593,666
		20,725,089
Electrical Equipment 1.6%
Acuity Brands, Inc.	11,004	1,815,660
AMETEK, Inc.	10,412	1,329,925
GrafTech International Ltd.	307,735	3,763,599
Regal Beloit Corp.	18,306	2,611,900
Sensata Technologies Holding plc (a)	44,112	2,556,290
Vertiv Holdings Co.	113,854	2,277,080
		14,354,454
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc. (a)	44,635	4,946,451
Avnet, Inc.	105,383	4,374,448
CDW Corp.	33,995	5,634,671
Jabil, Inc.	97,831	5,102,865
SYNNEX Corp.	44,071	5,061,114
Vontier Corp. (a)	137,106	4,150,199
Zebra Technologies Corp., Class A (a)	881	427,443
		29,697,191
Energy Equipment & Services 0.3%
NOV, Inc.	228,897	3,140,467

	Shares	Value
Common Stocks
Entertainment 2.6%
Lions Gate Entertainment Corp., Class B (a)	294,336	$ 3,796,934
Roku, Inc. (a)	10,059	3,276,921
Spotify Technology SA (a)	21,356	5,722,340
Take-Two Interactive Software, Inc. (a)	31,328	5,535,658
World Wrestling Entertainment, Inc., Class A	28,463	1,544,402
Zynga, Inc., Class A (a)	416,408	4,251,526
		24,127,781
Equity Real Estate Investment Trusts 5.0%
Alexandria Real Estate Equities, Inc.	11,817	1,941,533
American Homes 4 Rent, Class A	30,859	1,028,839
Apartment Income REIT Corp.	10,110	432,304
Apple Hospitality REIT, Inc.	110,481	1,609,708
AvalonBay Communities, Inc.	12,341	2,277,038
Boston Properties, Inc.	12,290	1,244,485
Brixmor Property Group, Inc.	59,699	1,207,711
Brookfield Property REIT, Inc., Class A	1,765	31,682
Camden Property Trust	8,601	945,336
CubeSmart	17,614	666,338
Duke Realty Corp.	32,299	1,354,297
Empire State Realty Trust, Inc., Class A	6,538	72,768
Equity Commonwealth	31,351	871,558
Equity LifeStyle Properties, Inc.	9,068	577,087
Equity Residential	32,873	2,354,693
Essex Property Trust, Inc.	5,718	1,554,381
Extra Space Storage, Inc.	13,749	1,822,430
Federal Realty Investment Trust	6,596	669,164
Gaming and Leisure Properties, Inc.	9,864	418,529
Healthcare Trust of America, Inc., Class A	19,818	546,580
Healthpeak Properties, Inc.	46,299	1,469,530
Host Hotels & Resorts, Inc.	141,905	2,391,099
Invitation Homes, Inc.	49,195	1,573,748
Kimco Realty Corp.	36,203	678,806
Life Storage, Inc.	6,546	562,629
Medical Properties Trust, Inc.	7,695	163,750
Mid-America Apartment Communities, Inc.	14,991	2,164,101
Paramount Group, Inc.	8,589	87,007
Park Hotels & Resorts, Inc.	19,172	413,732
Realty Income Corp.	30,828	1,957,578
Regency Centers Corp.	14,770	837,607
Simon Property Group, Inc.	34,274	3,899,353
SL Green Realty Corp.	6,747	472,222
STORE Capital Corp.	10,666	357,311
Sun Communities, Inc.	3,320	498,133
UDR, Inc.	5,559	243,818
Ventas, Inc.	17,091	911,634
VICI Properties, Inc.	21,745	614,079
Weingarten Realty Investors	10,630	286,053

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
Welltower, Inc.	23,950	$ 1,715,538
Weyerhaeuser Co.	87,473	3,114,039
WP Carey, Inc.	2,545	180,084
		46,218,312
Food & Staples Retailing 0.9%
Albertsons Cos., Inc., Class A	126,260	2,407,778
Kroger Co. (The)	173,675	6,250,563
		8,658,341
Food Products 1.1%
Bunge Ltd.	11,201	887,903
Ingredion, Inc.	51,363	4,618,561
Pilgrim's Pride Corp. (a)	74,414	1,770,309
Seaboard Corp.	125	461,249
Tyson Foods, Inc., Class A	27,110	2,014,273
		9,752,295
Health Care Equipment & Supplies 2.7%
Align Technology, Inc. (a)	7,264	3,933,674
Hill-Rom Holdings, Inc.	42,167	4,658,610
Hologic, Inc. (a)	76,474	5,688,136
ICU Medical, Inc. (a)	16,431	3,375,585
IDEXX Laboratories, Inc. (a)	12,314	6,025,363
Insulet Corp. (a)	5,750	1,500,290
		25,181,658
Health Care Providers & Services 3.8%
Amedisys, Inc. (a)	518	137,161
AmerisourceBergen Corp.	46,616	5,503,951
Cardinal Health, Inc.	61,896	3,760,182
DaVita, Inc. (a)	42,041	4,530,759
Laboratory Corp. of America Holdings (a)	22,304	5,688,189
McKesson Corp.	36,229	7,066,104
Molina Healthcare, Inc. (a)	14,325	3,348,612
Universal Health Services, Inc., Class B	36,707	4,896,347
		34,931,305
Health Care Technology 0.8%
Cerner Corp.	76,712	5,514,058
Veeva Systems, Inc., Class A (a)	8,569	2,238,566
		7,752,624
Hotels, Restaurants & Leisure 2.1%
Chipotle Mexican Grill, Inc. (a)	4,575	6,500,251
Darden Restaurants, Inc.	17,428	2,474,776
Domino's Pizza, Inc.	7,917	2,911,793
Extended Stay America, Inc.	173,001	3,416,770
Hilton Worldwide Holdings, Inc. (a)	2,036	246,193

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Travel + Leisure Co.	40,741	$ 2,491,720
Yum China Holdings, Inc.	17,555	1,039,432
		19,080,935
Household Durables 1.5%
Lennar Corp.
Class A	24,196	2,449,361
Class B	45,384	3,736,919

Mohawk Industries, Inc. (a)	25,537	4,911,020
PulteGroup, Inc.	55,599	2,915,612
		14,012,912
Independent Power and Renewable Electricity Producers 0.5%
Vistra Corp.	249,796	4,416,393
Industrial Conglomerates 0.0% ‡
Carlisle Cos., Inc.	2,384	392,359
Insurance 1.2%
American National Group, Inc.	840	90,611
Athene Holding Ltd., Class A (a)	95,300	4,803,120
First American Financial Corp.	29,214	1,654,973
Unum Group	172,396	4,797,781
		11,346,485
Interactive Media & Services 0.9%
IAC/InterActiveCorp (a)	22,905	4,954,580
Pinterest, Inc., Class A (a)	26,407	1,954,910
Twitter, Inc. (a)	23,063	1,467,499
		8,376,989
Internet & Direct Marketing Retail 1.3%
Etsy, Inc. (a)	24,949	5,031,465
Qurate Retail, Inc., Series A	345,890	4,067,667
Wayfair, Inc., Class A (a)	9,799	3,084,235
		12,183,367
IT Services 4.1%
Akamai Technologies, Inc. (a)	13,418	1,367,294
Alliance Data Systems Corp.	9,248	1,036,608
Amdocs Ltd.	52,780	3,702,517
Concentrix Corp. (a)	34,956	5,233,612
DXC Technology Co.	167,940	5,249,805
EPAM Systems, Inc. (a)	4,957	1,966,392
Euronet Worldwide, Inc. (a)	19,496	2,696,297
FleetCor Technologies, Inc. (a)	2,887	775,535
Gartner, Inc. (a)	27,793	5,073,612
Genpact Ltd.	50,080	2,144,426

	Shares	Value
Common Stocks
IT Services
GoDaddy, Inc., Class A (a)	35,117	$ 2,725,782
Twilio, Inc., Class A (a)	12,449	4,242,121
Western Union Co. (The)	52,655	1,298,472
		37,512,473
Leisure Products 0.5%
Brunswick Corp.	8,595	819,705
Peloton Interactive, Inc., Class A (a)	35,346	3,974,304
Polaris, Inc.	1,910	254,985
		5,048,994
Life Sciences Tools & Services 4.2%
Agilent Technologies, Inc.	13,904	1,767,754
Avantor, Inc. (a)	92,720	2,682,390
Bio-Rad Laboratories, Inc., Class A (a)	97	55,403
Bruker Corp.	76,474	4,915,749
Charles River Laboratories International, Inc. (a)	18,264	5,293,455
IQVIA Holdings, Inc. (a)	37,963	7,332,174
Mettler-Toledo International, Inc. (a)	870	1,005,450
PPD, Inc. (a)	122,074	4,619,280
PRA Health Sciences, Inc. (a)	35,302	5,412,856
Syneos Health, Inc. (a)	56,921	4,317,458
Waters Corp. (a)	5,365	1,524,572
		38,926,541
Machinery 3.0%
AGCO Corp.	36,210	5,201,567
Cummins, Inc.	6,697	1,735,260
Fortive Corp.	41,266	2,915,030
Gates Industrial Corp. plc (a)	68,702	1,098,545
Ingersoll Rand, Inc. (a)	15,735	774,319
Oshkosh Corp.	12,211	1,448,957
Otis Worldwide Corp.	43,121	2,951,632
PACCAR, Inc.	15,409	1,431,804
Parker-Hannifin Corp.	25,092	7,914,770
Stanley Black & Decker, Inc.	4,880	974,390
Timken Co. (The)	2,875	233,364
Toro Co. (The)	4,853	500,538
Westinghouse Air Brake Technologies Corp.	8,218	650,537
		27,830,713
Media 1.8%
Altice USA, Inc., Class A (a)	143,137	4,656,247
Fox Corp.
Class A	47,823	1,726,889
Class B	118,911	4,153,561
News Corp.
Class A	172,796	4,394,202
Class B	12,577	295,056

	Shares	Value
Common Stocks
Media

Omnicom Group, Inc.	18,490	$ 1,371,034
ViacomCBS, Inc.	1,340	60,434
		16,657,423
Metals & Mining 1.2%
Freeport-McMoRan, Inc.	186,518	6,142,038
Reliance Steel & Aluminum Co.	35,335	5,381,167
		11,523,205
Mortgage Real Estate Investment Trusts 0.3%
New Residential Investment Corp.	267,739	3,012,064
Multiline Retail 0.9%
Dollar Tree, Inc. (a)	29,835	3,414,914
Kohl's Corp.	82,216	4,900,896
		8,315,810
Multi-Utilities 0.6%
Consolidated Edison, Inc.	34,006	2,543,649
MDU Resources Group, Inc.	109,596	3,464,329
		6,007,978
Oil, Gas & Consumable Fuels 1.5%
EQT Corp. (a)	93,274	1,733,031
HollyFrontier Corp.	129,512	4,633,939
Marathon Petroleum Corp.	95,124	5,088,183
Targa Resources Corp.	68,944	2,188,972
		13,644,125
Personal Products 0.7%
Herbalife Nutrition Ltd. (a)	86,487	3,836,564
Nu Skin Enterprises, Inc., Class A	42,407	2,242,906
		6,079,470
Pharmaceuticals 0.3%
Catalent, Inc. (a)	23,241	2,447,510
Jazz Pharmaceuticals plc (a)	3,270	537,490
Viatris, Inc. (a)	5,404	75,494
		3,060,494
Professional Services 1.9%
Booz Allen Hamilton Holding Corp.	59,314	4,776,556
CACI International, Inc., Class A (a)	9,008	2,221,913
FTI Consulting, Inc. (a)	12,031	1,685,663
Leidos Holdings, Inc.	43,091	4,148,802
ManpowerGroup, Inc.	46,915	4,639,894
		17,472,828

	Shares	Value
Common Stocks
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (a)	60,955	$ 4,822,150
Howard Hughes Corp. (The) (a)	18,911	1,799,003
		6,621,153
Road & Rail 2.6%
AMERCO	3,500	2,144,100
JB Hunt Transport Services, Inc.	27,410	4,606,799
Knight-Swift Transportation Holdings, Inc.	103,912	4,997,128
Landstar System, Inc.	559	92,268
Old Dominion Freight Line, Inc.	12,136	2,917,616
Ryder System, Inc.	59,576	4,506,924
Schneider National, Inc., Class B	176,437	4,405,632
		23,670,467
Semiconductors & Semiconductor Equipment 4.0%
Cirrus Logic, Inc. (a)	51,734	4,386,526
Entegris, Inc.	43,358	4,847,424
First Solar, Inc. (a)	14,806	1,292,564
Inphi Corp. (a)	27,384	4,885,579
KLA Corp.	25,394	8,390,178
Microchip Technology, Inc.	3,777	586,266
MKS Instruments, Inc.	27,348	5,070,866
ON Semiconductor Corp. (a)	12,122	504,396
Qorvo, Inc. (a)	32,645	5,964,242
Skyworks Solutions, Inc.	747	137,060
Xilinx, Inc.	8,618	1,067,770
		37,132,871
Software 8.3%
Alteryx, Inc., Class A (a)	4,853	402,605
Anaplan, Inc. (a)	13,562	730,314
Aspen Technology, Inc. (a)	3,864	557,691
Cadence Design Systems, Inc. (a)	53,808	7,371,158
CDK Global, Inc.	88,307	4,773,876
Citrix Systems, Inc.	40,850	5,733,706
Coupa Software, Inc. (a)	6,026	1,533,496
Crowdstrike Holdings, Inc., Class A (a)	15,201	2,774,335
DocuSign, Inc. (a)	23,449	4,747,250
Dropbox, Inc., Class A (a)	179,124	4,775,446
Fair Isaac Corp. (a)	10,611	5,157,477
Fortinet, Inc. (a)	35,094	6,472,035
Manhattan Associates, Inc. (a)	4,488	526,801
Palo Alto Networks, Inc. (a)	19,149	6,167,127
Proofpoint, Inc. (a)	35,209	4,428,940
PTC, Inc. (a)	13,785	1,897,505
RingCentral, Inc., Class A (a)	6,902	2,055,968
SS&C Technologies Holdings, Inc.	76,993	5,379,501
Synopsys, Inc. (a)	28,450	7,049,341
Teradata Corp. (a)	54,203	2,088,984

	Shares	Value
Common Stocks
Software
Zendesk, Inc. (a)	10,120	$ 1,342,114
Zscaler, Inc. (a)	2,403	412,523
		76,378,193
Specialty Retail 4.7%
Advance Auto Parts, Inc.	5,759	1,056,719
AutoNation, Inc. (a)	53,478	4,985,219
AutoZone, Inc. (a)	5,381	7,556,538
Best Buy Co., Inc.	55,221	6,339,923
Dick's Sporting Goods, Inc.	57,932	4,411,522
L Brands, Inc. (a)	82,075	5,077,160
O'Reilly Automotive, Inc. (a)	15,148	7,683,823
Tractor Supply Co.	16,893	2,991,412
Williams-Sonoma, Inc.	17,830	3,195,136
		43,297,452
Technology Hardware, Storage & Peripherals 1.4%
HP, Inc.	259,955	8,253,571
Xerox Holdings Corp.	178,804	4,339,573
		12,593,144
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd. (a)	26,053	1,328,703
Carter's, Inc.	37,175	3,305,973
Lululemon Athletica, Inc. (a)	1,303	399,643
PVH Corp.	46,275	4,891,268
Tapestry, Inc. (a)	41,759	1,720,888
		11,646,475
Trading Companies & Distributors 0.8%
United Rentals, Inc. (a)	19,785	6,515,398
Univar Solutions, Inc. (a)	7,571	163,079
WW Grainger, Inc.	2,021	810,280
		7,488,757
Total Common Stocks (Cost $678,801,094)		899,754,363
Exchange-Traded Funds 2.7%
iShares Russell Mid-Cap ETF	251,780	18,614,095
SPDR S&P 500 ETF Trust	15,499	6,142,719
Total Exchange-Traded Funds (Cost $24,855,103)		24,756,814

	Shares	Value
Short-Term Investment 0.0% ‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (b)	56,356	$ 56,356
Total Short-Term Investment (Cost $56,356)		56,356
Total Investments (Cost $703,712,553)	100.0%	924,567,533
Other Assets, Less Liabilities	(0.0)	(40,418)
Net Assets	100.0%	$ 924,527,115

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 899,754,363	$ —	$ —	$ 899,754,363
Exchange-Traded Funds	24,756,814	—	—	24,756,814
Short-Term Investment
Affiliated Investment Company	56,356	—	—	56,356
Total Investments in Securities	$ 924,567,533	$ —	$ —	$ 924,567,533

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay S&P 500 Index Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 1.7%
Boeing Co. (The) (a)	57,752	$ 14,710,590
General Dynamics Corp.	24,409	4,431,698
Howmet Aerospace, Inc.	41,081	1,319,933
Huntington Ingalls Industries, Inc.	4,238	872,392
L3Harris Technologies, Inc.	21,640	4,385,995
Lockheed Martin Corp.	25,948	9,587,786
Northrop Grumman Corp.	16,322	5,282,452
Raytheon Technologies Corp.	159,953	12,359,568
Teledyne Technologies, Inc. (a)	3,897	1,611,994
Textron, Inc.	23,888	1,339,639
TransDigm Group, Inc. (a)	5,757	3,384,655
		59,286,702
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	14,086	1,344,227
Expeditors International of Washington, Inc.	17,829	1,920,005
FedEx Corp.	25,671	7,291,591
United Parcel Service, Inc., Class B	75,741	12,875,212
		23,431,035
Airlines 0.3%
Alaska Air Group, Inc.	13,077	905,059
American Airlines Group, Inc.	67,338	1,609,378
Delta Air Lines, Inc. (a)	67,177	3,243,306
Southwest Airlines Co.	62,180	3,796,711
United Airlines Holdings, Inc. (a)	33,525	1,929,028
		11,483,482
Auto Components 0.1%
Aptiv plc (a)	28,425	3,919,807
BorgWarner, Inc.	25,161	1,166,464
		5,086,271
Automobiles 1.9%
Ford Motor Co. (a)	411,372	5,039,307
General Motors Co.	133,481	7,669,818
Tesla, Inc. (a)	80,834	53,991,454
		66,700,579
Banks 4.4%
Bank of America Corp.	799,745	30,942,134
Citigroup, Inc.	219,729	15,985,285
Citizens Financial Group, Inc.	44,750	1,975,713
Comerica, Inc.	14,650	1,050,991
Fifth Third Bancorp	74,850	2,803,132
First Republic Bank	18,525	3,089,044
Huntington Bancshares, Inc.	107,084	1,683,360
JPMorgan Chase & Co.	321,227	48,900,386
KeyCorp	101,985	2,037,660

	Shares	Value
Common Stocks
Banks
M&T Bank Corp.	13,541	$ 2,052,951
People's United Financial, Inc.	44,794	801,813
PNC Financial Services Group, Inc. (The)	44,636	7,829,601
Regions Financial Corp.	101,129	2,089,325
SVB Financial Group (a)	5,561	2,745,243
Truist Financial Corp.	141,817	8,270,767
U.S. Bancorp	143,896	7,958,888
Wells Fargo & Co.	435,191	17,002,912
Zions Bancorp NA	17,287	950,094
		158,169,299
Beverages 1.5%
Brown-Forman Corp., Class B	19,228	1,326,155
Coca-Cola Co. (The)	408,271	21,519,964
Constellation Brands, Inc., Class A	17,899	4,080,972
Molson Coors Beverage Co., Class B	19,815	1,013,537
Monster Beverage Corp. (a)	38,917	3,544,950
PepsiCo, Inc.	145,229	20,542,642
		52,028,220
Biotechnology 1.8%
AbbVie, Inc.	185,892	20,117,232
Alexion Pharmaceuticals, Inc. (a)	23,143	3,538,796
Amgen, Inc.	60,799	15,127,399
Biogen, Inc. (a)	16,036	4,486,071
Gilead Sciences, Inc.	132,279	8,549,192
Incyte Corp. (a)	19,671	1,598,662
Regeneron Pharmaceuticals, Inc. (a)	11,083	5,243,811
Vertex Pharmaceuticals, Inc. (a)	27,366	5,880,680
		64,541,843
Building Products 0.5%
Allegion plc	9,551	1,199,797
AO Smith Corp.	14,257	963,916
Carrier Global Corp.	86,018	3,631,680
Fortune Brands Home & Security, Inc.	14,597	1,398,684
Johnson Controls International plc	75,822	4,524,299
Masco Corp.	27,069	1,621,433
Trane Technologies plc	25,099	4,155,390
		17,495,199
Capital Markets 2.9%
Ameriprise Financial, Inc.	12,290	2,856,811
Bank of New York Mellon Corp. (The)	84,930	4,016,340
BlackRock, Inc.	14,943	11,266,424
Cboe Global Markets, Inc.	11,286	1,113,815
Charles Schwab Corp. (The)	157,537	10,268,262
CME Group, Inc.	37,792	7,718,260
Franklin Resources, Inc.	28,730	850,408

	Shares	Value
Common Stocks
Capital Markets
Goldman Sachs Group, Inc. (The)	36,219	$ 11,843,613
Intercontinental Exchange, Inc.	59,130	6,603,639
Invesco Ltd.	39,627	999,393
MarketAxess Holdings, Inc.	4,000	1,991,680
Moody's Corp.	16,938	5,057,856
Morgan Stanley	157,971	12,268,028
MSCI, Inc.	8,693	3,644,801
Nasdaq, Inc.	12,143	1,790,607
Northern Trust Corp.	21,929	2,304,957
Raymond James Financial, Inc.	12,902	1,581,269
S&P Global, Inc.	25,338	8,941,020
State Street Corp.	37,032	3,111,058
T. Rowe Price Group, Inc.	23,995	4,117,542
		102,345,783
Chemicals 1.8%
Air Products and Chemicals, Inc.	23,293	6,553,253
Albemarle Corp.	12,278	1,793,939
Celanese Corp.	12,019	1,800,566
CF Industries Holdings, Inc.	22,527	1,022,275
Corteva, Inc.	78,326	3,651,558
Dow, Inc.	78,449	5,016,029
DuPont de Nemours, Inc.	56,674	4,379,767
Eastman Chemical Co.	14,302	1,574,936
Ecolab, Inc.	26,179	5,604,139
FMC Corp.	13,617	1,506,176
International Flavors & Fragrances, Inc.	26,183	3,655,409
Linde plc	55,038	15,418,345
LyondellBasell Industries NV, Class A	27,084	2,818,090
Mosaic Co. (The)	36,315	1,147,917
PPG Industries, Inc.	24,943	3,747,935
Sherwin-Williams Co. (The)	8,489	6,264,967
		65,955,301
Commercial Services & Supplies 0.4%
Cintas Corp.	9,287	3,169,746
Copart, Inc. (a)	21,891	2,377,581
Republic Services, Inc.	22,156	2,201,199
Rollins, Inc.	23,313	802,433
Waste Management, Inc.	40,981	5,287,369
		13,838,328
Communications Equipment 0.8%
Arista Networks, Inc. (a)	5,785	1,746,434
Cisco Systems, Inc.	444,420	22,980,958
F5 Networks, Inc. (a)	6,490	1,353,944
Juniper Networks, Inc.	34,546	875,050

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	17,793	$ 3,345,974
		30,302,360
Construction & Engineering 0.0% ‡
Quanta Services, Inc.	14,565	1,281,429
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,557	2,201,972
Vulcan Materials Co.	13,953	2,354,569
		4,556,541
Consumer Finance 0.6%
American Express Co.	68,690	9,715,514
Capital One Financial Corp.	48,343	6,150,680
Discover Financial Services	32,285	3,066,752
Synchrony Financial	57,173	2,324,654
		21,257,600
Containers & Packaging 0.3%
Amcor plc	164,427	1,920,507
Avery Dennison Corp.	8,739	1,604,917
Ball Corp.	34,520	2,925,225
International Paper Co.	41,380	2,237,417
Packaging Corp. of America	9,982	1,342,379
Sealed Air Corp.	16,308	747,233
Westrock Co.	27,740	1,443,867
		12,221,545
Distributors 0.1%
Genuine Parts Co.	15,201	1,757,083
LKQ Corp. (a)	29,375	1,243,444
Pool Corp.	4,237	1,462,782
		4,463,309
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B (a)	200,715	51,276,661
Diversified Telecommunication Services 1.4%
AT&T, Inc.	750,749	22,725,172
Lumen Technologies, Inc.	103,917	1,387,292
Verizon Communications, Inc.	435,616	25,331,071
		49,443,535
Electric Utilities 1.7%
Alliant Energy Corp.	26,305	1,424,679
American Electric Power Co., Inc.	52,277	4,427,862
Duke Energy Corp.	80,916	7,810,822
Edison International	39,926	2,339,664
Entergy Corp.	21,104	2,099,215

	Shares	Value
Common Stocks
Electric Utilities
Evergy, Inc.	23,890	$ 1,422,172
Eversource Energy	36,107	3,126,505
Exelon Corp.	102,777	4,495,466
FirstEnergy Corp.	57,183	1,983,678
NextEra Energy, Inc.	206,313	15,599,326
NRG Energy, Inc.	25,765	972,113
Pinnacle West Capital Corp.	11,863	965,055
PPL Corp.	80,950	2,334,598
Southern Co. (The)	111,228	6,913,932
Xcel Energy, Inc.	56,597	3,764,266
		59,679,353
Electrical Equipment 0.6%
AMETEK, Inc.	24,272	3,100,262
Eaton Corp. plc	41,907	5,794,900
Emerson Electric Co.	63,164	5,698,656
Generac Holdings, Inc. (a)	6,617	2,166,737
Rockwell Automation, Inc.	12,227	3,245,535
		20,006,090
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	63,072	4,160,860
CDW Corp.	14,842	2,460,061
Corning, Inc.	80,885	3,519,306
FLIR Systems, Inc.	13,815	780,133
IPG Photonics Corp. (a)	3,776	796,509
Keysight Technologies, Inc. (a)	19,589	2,809,063
TE Connectivity Ltd.	34,832	4,497,160
Trimble, Inc. (a)	26,420	2,055,212
Zebra Technologies Corp., Class A (a)	5,628	2,730,593
		23,808,897
Energy Equipment & Services 0.2%
Baker Hughes Co.	76,737	1,658,287
Halliburton Co.	93,545	2,007,476
NOV, Inc.	40,866	560,681
Schlumberger NV	147,193	4,002,178
		8,228,622
Entertainment 2.1%
Activision Blizzard, Inc.	81,557	7,584,801
Electronic Arts, Inc.	30,278	4,098,733
Live Nation Entertainment, Inc. (a)	15,107	1,278,808
Netflix, Inc. (a)	46,623	24,321,354
Take-Two Interactive Software, Inc. (a)	12,125	2,142,487
Walt Disney Co. (The) (a)	191,090	35,259,927
		74,686,110

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 2.4%
Alexandria Real Estate Equities, Inc.	13,382	$ 2,198,663
American Tower Corp.	46,780	11,183,227
AvalonBay Communities, Inc.	14,688	2,710,083
Boston Properties, Inc.	14,925	1,511,306
Crown Castle International Corp.	45,404	7,815,391
Digital Realty Trust, Inc.	29,593	4,167,878
Duke Realty Corp.	39,346	1,649,778
Equinix, Inc.	9,400	6,388,146
Equity Residential	36,091	2,585,198
Essex Property Trust, Inc.	6,842	1,859,929
Extra Space Storage, Inc.	13,899	1,842,312
Federal Realty Investment Trust	7,352	745,860
Healthpeak Properties, Inc.	56,707	1,799,880
Host Hotels & Resorts, Inc.	74,253	1,251,163
Iron Mountain, Inc.	30,362	1,123,698
Kimco Realty Corp.	45,522	853,538
Mid-America Apartment Communities, Inc.	12,042	1,738,383
Prologis, Inc.	77,846	8,251,676
Public Storage	16,008	3,950,134
Realty Income Corp.	39,306	2,495,931
Regency Centers Corp.	16,626	942,860
SBA Communications Corp.	11,508	3,194,045
Simon Property Group, Inc.	34,581	3,934,280
UDR, Inc.	31,246	1,370,450
Ventas, Inc.	39,440	2,103,730
Vornado Realty Trust	16,518	749,752
Welltower, Inc.	43,937	3,147,207
Weyerhaeuser Co.	78,716	2,802,290
		84,366,788
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	46,597	16,424,511
Kroger Co. (The)	80,146	2,884,454
Sysco Corp.	53,730	4,230,700
Walgreens Boots Alliance, Inc.	75,494	4,144,621
Walmart, Inc.	145,939	19,822,894
		47,507,180
Food Products 1.0%
Archer-Daniels-Midland Co.	58,783	3,350,631
Campbell Soup Co.	21,367	1,074,119
Conagra Brands, Inc.	51,432	1,933,843
General Mills, Inc.	64,365	3,946,862
Hershey Co. (The)	15,427	2,439,934
Hormel Foods Corp.	29,567	1,412,711
J M Smucker Co. (The)	11,536	1,459,650
Kellogg Co.	26,793	1,695,997
Kraft Heinz Co. (The)	68,244	2,729,760

	Shares	Value
Common Stocks
Food Products
Lamb Weston Holdings, Inc.	15,407	$ 1,193,735
McCormick & Co., Inc. (Non-Voting)	26,206	2,336,527
Mondelez International, Inc., Class A	148,651	8,700,543
Tyson Foods, Inc., Class A	31,031	2,305,603
		34,579,915
Gas Utilities 0.0% ‡
Atmos Energy Corp.	13,491	1,333,585
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	186,486	22,348,482
ABIOMED, Inc. (a)	4,767	1,519,386
Align Technology, Inc. (a)	7,580	4,104,797
Baxter International, Inc.	53,171	4,484,442
Becton Dickinson and Co.	30,587	7,437,229
Boston Scientific Corp. (a)	149,183	5,765,923
Cooper Cos., Inc. (The)	5,174	1,987,282
Danaher Corp.	66,726	15,018,688
Dentsply Sirona, Inc.	23,059	1,471,395
Dexcom, Inc. (a)	10,124	3,638,464
Edwards Lifesciences Corp. (a)	65,742	5,498,661
Hologic, Inc. (a)	27,124	2,017,483
IDEXX Laboratories, Inc. (a)	8,993	4,400,365
Intuitive Surgical, Inc. (a)	12,392	9,156,945
Medtronic plc	141,909	16,763,710
ResMed, Inc.	15,317	2,971,804
STERIS plc	8,985	1,711,463
Stryker Corp.	34,454	8,392,305
Teleflex, Inc.	4,915	2,041,986
Varian Medical Systems, Inc. (a)	9,668	1,706,692
West Pharmaceutical Services, Inc.	7,801	2,198,166
Zimmer Biomet Holdings, Inc.	21,881	3,502,711
		128,138,379
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	15,515	1,831,856
Anthem, Inc.	25,781	9,254,090
Cardinal Health, Inc.	30,914	1,878,026
Centene Corp. (a)	61,223	3,912,762
Cigna Corp.	37,038	8,953,566
CVS Health Corp.	138,045	10,385,125
DaVita, Inc. (a)	7,601	819,160
HCA Healthcare, Inc.	27,910	5,256,569
Henry Schein, Inc. (a)	14,997	1,038,392
Humana, Inc.	13,565	5,687,126
Laboratory Corp. of America Holdings (a)	10,276	2,620,688
McKesson Corp.	16,738	3,264,580
Quest Diagnostics, Inc.	14,049	1,803,049

	Shares	Value
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	99,512	$ 37,025,430
Universal Health Services, Inc., Class B	8,200	1,093,798
		94,824,217
Health Care Technology 0.1%
Cerner Corp.	32,243	2,317,627
Hotels, Restaurants & Leisure 1.8%
Caesars Entertainment, Inc. (a)	21,925	1,917,341
Carnival Corp.	83,984	2,228,935
Chipotle Mexican Grill, Inc. (a)	2,963	4,209,890
Darden Restaurants, Inc.	13,719	1,948,098
Domino's Pizza, Inc.	4,085	1,502,422
Hilton Worldwide Holdings, Inc. (a)	29,223	3,533,645
Las Vegas Sands Corp.	34,576	2,100,838
Marriott International, Inc., Class A (a)	28,003	4,147,524
McDonald's Corp.	78,485	17,591,628
MGM Resorts International	43,237	1,642,574
Norwegian Cruise Line Holdings Ltd. (a)(b)	38,235	1,054,904
Penn National Gaming, Inc. (a)	15,649	1,640,641
Royal Caribbean Cruises Ltd.	23,045	1,972,882
Starbucks Corp.	123,932	13,542,050
Wynn Resorts Ltd.	11,075	1,388,473
Yum! Brands, Inc.	31,586	3,416,973
		63,838,818
Household Durables 0.4%
DR Horton, Inc.	34,841	3,105,030
Garmin Ltd.	15,730	2,074,000
Leggett & Platt, Inc.	13,999	639,054
Lennar Corp., Class A	28,896	2,925,142
Mohawk Industries, Inc. (a)	6,210	1,194,245
Newell Brands, Inc.	39,780	1,065,308
NVR, Inc. (a)	364	1,714,779
PulteGroup, Inc.	27,990	1,467,796
Whirlpool Corp.	6,608	1,456,073
		15,641,427
Household Products 1.4%
Church & Dwight Co., Inc.	25,800	2,253,630
Clorox Co. (The)	13,242	2,554,117
Colgate-Palmolive Co.	89,327	7,041,647
Kimberly-Clark Corp.	35,581	4,947,538
Procter & Gamble Co. (The)	259,221	35,106,300
		51,903,232
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	70,331	1,885,574

	Shares	Value
Common Stocks
Industrial Conglomerates 1.2%
3M Co.	60,961	$ 11,745,966
General Electric Co.	922,987	12,118,819
Honeywell International, Inc.	73,214	15,892,563
Roper Technologies, Inc.	11,047	4,455,697
		44,213,045
Insurance 1.9%
Aflac, Inc.	67,412	3,450,146
Allstate Corp. (The)	31,883	3,663,357
American International Group, Inc.	91,035	4,206,727
Aon plc, Class A	23,789	5,474,087
Arthur J Gallagher & Co.	20,395	2,544,684
Assurant, Inc.	6,095	864,088
Chubb Ltd.	47,394	7,486,830
Cincinnati Financial Corp.	15,787	1,627,482
Everest Re Group Ltd.	4,217	1,045,015
Globe Life, Inc.	10,003	966,590
Hartford Financial Services Group, Inc. (The)	37,635	2,513,642
Lincoln National Corp.	18,995	1,182,819
Loews Corp.	23,895	1,225,336
Marsh & McLennan Cos., Inc.	53,496	6,515,813
MetLife, Inc.	79,134	4,810,556
Principal Financial Group, Inc.	26,689	1,600,272
Progressive Corp. (The)	61,661	5,895,408
Prudential Financial, Inc.	41,792	3,807,251
Travelers Cos., Inc. (The)	26,551	3,993,270
Unum Group	21,446	596,842
W R Berkley Corp.	14,750	1,111,412
Willis Towers Watson plc	13,577	3,107,504
		67,689,131
Interactive Media & Services 5.8%
Alphabet, Inc. (a)
Class A	31,658	65,295,258
Class C	30,344	62,770,509

Facebook, Inc., Class A (a)	253,218	74,580,297
Twitter, Inc. (a)	84,020	5,346,193
		207,992,257
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc. (a)	45,058	139,413,057
Booking Holdings, Inc. (a)	4,312	10,046,270
eBay, Inc.	68,048	4,167,259
Etsy, Inc. (a)	13,269	2,675,959
Expedia Group, Inc.	14,563	2,506,584
		158,809,129
IT Services 5.1%
Accenture plc, Class A	66,766	18,444,107

	Shares	Value
Common Stocks
IT Services
Akamai Technologies, Inc. (a)	17,182	$ 1,750,846
Automatic Data Processing, Inc.	45,049	8,490,385
Broadridge Financial Solutions, Inc.	12,196	1,867,208
Cognizant Technology Solutions Corp., Class A	55,857	4,363,549
DXC Technology Co.	26,801	837,799
Fidelity National Information Services, Inc.	65,385	9,193,785
Fiserv, Inc. (a)(b)	60,607	7,214,657
FleetCor Technologies, Inc. (a)	8,781	2,358,840
Gartner, Inc. (a)	9,340	1,705,017
Global Payments, Inc.	31,080	6,265,106
International Business Machines Corp.	94,067	12,535,368
Jack Henry & Associates, Inc.	8,008	1,214,974
Mastercard, Inc., Class A	92,297	32,862,347
Paychex, Inc.	33,787	3,311,802
PayPal Holdings, Inc. (a)	123,288	29,939,258
VeriSign, Inc. (a)	10,477	2,082,409
Visa, Inc., Class A	178,547	37,803,756
Western Union Co. (The)	43,257	1,066,718
		183,307,931
Leisure Products 0.0% ‡
Hasbro, Inc.	13,447	1,292,526
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	32,075	4,078,015
Bio-Rad Laboratories, Inc., Class A (a)	2,271	1,297,127
Illumina, Inc. (a)	15,359	5,898,778
IQVIA Holdings, Inc. (a)	20,136	3,889,067
Mettler-Toledo International, Inc. (a)	2,464	2,847,620
PerkinElmer, Inc.	11,797	1,513,437
Thermo Fisher Scientific, Inc.	41,454	18,918,777
Waters Corp. (a)	6,547	1,860,461
		40,303,282
Machinery 1.8%
Caterpillar, Inc.	57,403	13,310,034
Cummins, Inc.	15,580	4,036,934
Deere & Co.	32,995	12,344,749
Dover Corp.	15,122	2,073,680
Fortive Corp.	35,588	2,513,936
IDEX Corp.	7,989	1,672,257
Illinois Tool Works, Inc.	30,334	6,719,588
Ingersoll Rand, Inc. (a)	39,234	1,930,705
Otis Worldwide Corp.	42,913	2,937,395
PACCAR, Inc.	36,521	3,393,531
Parker-Hannifin Corp.	13,589	4,286,378
Pentair plc	17,481	1,089,416
Snap-on, Inc.	5,706	1,316,602

	Shares	Value
Common Stocks
Machinery
Stanley Black & Decker, Inc.	16,937	$ 3,381,811
Westinghouse Air Brake Technologies Corp.	18,692	1,479,659
Xylem, Inc.	18,986	1,996,948
		64,483,623
Media 1.3%
Charter Communications, Inc., Class A (a)	14,887	9,185,577
Comcast Corp., Class A	481,204	26,037,948
Discovery, Inc. (a)
Class A	17,105	743,383
Class C	30,494	1,124,924

DISH Network Corp., Class A (a)	26,049	942,974
Fox Corp.
Class A	35,197	1,270,964
Class B	16,181	565,202

Interpublic Group of Cos., Inc. (The)	41,126	1,200,879
News Corp.
Class A	41,170	1,046,953
Class B	12,819	300,734

Omnicom Group, Inc.	22,634	1,678,311
ViacomCBS, Inc., Class B	60,638	2,734,774
		46,832,623
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	153,532	5,055,809
Newmont Corp.	84,248	5,077,627
Nucor Corp.	31,375	2,518,471
		12,651,907
Multiline Retail 0.5%
Dollar General Corp.	25,791	5,225,772
Dollar Tree, Inc. (a)	24,758	2,833,801
Target Corp.	52,727	10,443,637
		18,503,210
Multi-Utilities 0.8%
Ameren Corp.	26,670	2,169,871
CenterPoint Energy, Inc.	58,064	1,315,150
CMS Energy Corp.	30,417	1,862,129
Consolidated Edison, Inc.	36,046	2,696,241
Dominion Energy, Inc.	84,810	6,442,167
DTE Energy Co.	20,398	2,715,790
NiSource, Inc.	41,250	994,537
Public Service Enterprise Group, Inc.	53,170	3,201,366
Sempra Energy	31,853	4,223,071
WEC Energy Group, Inc.	33,205	3,107,656
		28,727,978

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	39,777	$ 712,008
Cabot Oil & Gas Corp.	42,051	789,718
Chevron Corp.	202,788	21,250,155
ConocoPhillips	142,611	7,554,105
Devon Energy Corp.	62,352	1,362,391
Diamondback Energy, Inc.	19,033	1,398,735
EOG Resources, Inc.	61,431	4,455,591
Exxon Mobil Corp.	445,652	24,880,751
Hess Corp.	28,761	2,035,128
HollyFrontier Corp.	15,729	562,784
Kinder Morgan, Inc.	204,943	3,412,301
Marathon Oil Corp.	83,098	887,487
Marathon Petroleum Corp.	68,559	3,667,221
Occidental Petroleum Corp.	88,258	2,349,428
ONEOK, Inc.	46,843	2,373,066
Phillips 66	45,981	3,749,291
Pioneer Natural Resources Co.	21,659	3,439,882
Valero Energy Corp.	43,009	3,079,444
Williams Cos., Inc. (The)	127,774	3,026,966
		90,986,452
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	24,184	7,033,916
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	235,851	14,889,274
Catalent, Inc. (a)	17,920	1,887,155
Eli Lilly and Co.	83,740	15,644,307
Johnson & Johnson	276,717	45,478,439
Merck & Co., Inc.	266,362	20,533,846
Perrigo Co. plc	14,011	567,025
Pfizer, Inc.	587,148	21,272,372
Viatris, Inc. (a)	127,068	1,775,140
Zoetis, Inc.	50,020	7,877,150
		129,924,708
Professional Services 0.4%
Equifax, Inc.	12,822	2,322,449
IHS Markit Ltd.	39,244	3,798,034
Jacobs Engineering Group, Inc.	13,694	1,770,223
Leidos Holdings, Inc.	14,041	1,351,867
Nielsen Holdings plc	37,664	947,250
Robert Half International, Inc.	11,908	929,658
Verisk Analytics, Inc.	17,137	3,027,937
		14,147,418
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	35,328	2,794,798

	Shares	Value
Common Stocks
Road & Rail 1.0%
CSX Corp.	80,268	$ 7,739,441
JB Hunt Transport Services, Inc.	8,791	1,477,503
Kansas City Southern	9,563	2,523,867
Norfolk Southern Corp.	26,518	7,120,613
Old Dominion Freight Line, Inc.	10,094	2,426,699
Union Pacific Corp.	70,512	15,541,550
		36,829,673
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. (a)	127,565	10,013,852
Analog Devices, Inc.	38,833	6,022,222
Applied Materials, Inc.	96,601	12,905,894
Broadcom, Inc.	42,973	19,924,861
Enphase Energy, Inc. (a)	13,582	2,202,457
Intel Corp.	427,705	27,373,120
KLA Corp.	16,219	5,358,758
Lam Research Corp.	15,044	8,954,791
Maxim Integrated Products, Inc.	28,216	2,578,096
Microchip Technology, Inc.	28,345	4,399,711
Micron Technology, Inc. (a)	117,761	10,387,698
Monolithic Power Systems, Inc.	4,514	1,594,390
NVIDIA Corp.	65,266	34,847,475
NXP Semiconductors NV	29,160	5,871,074
Qorvo, Inc. (a)	11,923	2,178,332
QUALCOMM, Inc.	119,585	15,855,775
Skyworks Solutions, Inc.	17,359	3,185,029
Teradyne, Inc.	17,548	2,135,241
Texas Instruments, Inc.	96,872	18,307,839
Xilinx, Inc.	25,871	3,205,417
		197,302,032
Software 8.2%
Adobe, Inc. (a)	50,458	23,986,219
ANSYS, Inc. (a)	9,132	3,100,862
Autodesk, Inc. (a)	23,147	6,415,191
Cadence Design Systems, Inc. (a)	29,367	4,022,985
Citrix Systems, Inc.	12,944	1,816,820
Fortinet, Inc. (a)	14,258	2,629,460
Intuit, Inc.	28,827	11,042,471
Microsoft Corp.	793,957	187,191,242
NortonLifeLock, Inc.	61,256	1,302,302
Oracle Corp.	195,246	13,700,412
Paycom Software, Inc. (a)	5,168	1,912,470
salesforce.com, Inc. (a)	96,608	20,468,337
ServiceNow, Inc. (a)	20,643	10,323,771
Synopsys, Inc. (a)	16,040	3,974,391
Tyler Technologies, Inc. (a)	4,271	1,813,168
		293,700,101

	Shares	Value
Common Stocks
Specialty Retail 2.3%
Advance Auto Parts, Inc.	6,898	$ 1,265,714
AutoZone, Inc. (a)	2,335	3,279,041
Best Buy Co., Inc.	24,260	2,785,291
CarMax, Inc. (a)	17,110	2,269,813
Gap, Inc. (The)	21,655	644,886
Home Depot, Inc. (The)	113,332	34,594,593
L Brands, Inc. (a)	24,592	1,521,261
Lowe's Cos., Inc.	76,951	14,634,541
O'Reilly Automotive, Inc. (a)	7,391	3,749,085
Ross Stores, Inc.	37,476	4,493,747
TJX Cos., Inc. (The)	126,388	8,360,566
Tractor Supply Co.	12,243	2,167,990
Ulta Beauty, Inc. (a)	5,931	1,833,687
		81,600,215
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. (c)	1,661,220	202,918,023
Hewlett Packard Enterprise Co.	136,969	2,155,892
HP, Inc.	131,852	4,186,301
NetApp, Inc.	23,433	1,702,876
Seagate Technology plc	21,145	1,622,879
Western Digital Corp.	32,222	2,150,818
		214,736,789
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	36,718	722,243
NIKE, Inc., Class B	133,847	17,786,928
PVH Corp.	7,485	791,165
Ralph Lauren Corp.	5,078	625,406
Tapestry, Inc. (a)	29,248	1,205,310
Under Armour, Inc. (a)
Class A	19,856	440,009
Class C	20,513	378,670

VF Corp.	33,813	2,702,335
		24,652,066
Tobacco 0.7%
Altria Group, Inc.	195,661	10,010,017
Philip Morris International, Inc.	163,936	14,547,680
		24,557,697
Trading Companies & Distributors 0.2%
Fastenal Co.	60,460	3,039,929
United Rentals, Inc. (a)	7,600	2,502,756
WW Grainger, Inc.	4,631	1,856,707
		7,399,392
Water Utilities 0.1%
American Water Works Co., Inc.	19,100	2,863,472

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	61,489	$ 7,703,957
Total Common Stocks (d) (Cost $1,365,028,066)		3,538,950,164

Short-Term Investments 1.4%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (e)	73,481	73,480
Total Affiliated Investment Company (Cost $73,481)		73,480
Unaffiliated Investment Company 0.3%
BlackRock Liquidity FedFund, 0.06% (e)(f)	9,958,636	9,958,636
Total Unaffiliated Investment Company (Cost $9,958,636)		9,958,636

	Principal Amount
U.S. Treasury Debt 1.1%
U.S. Treasury Bills (g)
0.013%, due 7/8/21	$ 10,000,000	9,999,490
0.06%, due 4/8/21	27,100,000	27,099,974
0.061%, due 4/29/21 (c)	4,700,000	4,699,963
Total U.S. Treasury Debt (Cost $41,799,112)		41,799,427
Total Short-Term Investments (Cost $51,831,229)		51,831,543
Total Investments (Cost $1,416,859,295)	100.1%	3,590,781,707
Other Assets, Less Liabilities	(0.1)	(4,056,262)
Net Assets	100.0%	$ 3,586,725,445

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $9,666,478. The Portfolio received cash collateral with a value of $9,958,636.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.92% of the Portfolio’s net assets.
(e)	Current yield as of March 31, 2021.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.

Futures Contracts
As of March 31, 2021, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	227	June 2021	$ 44,616,512	$ 45,029,990	$ 413,478

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2021.
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 3,538,950,164	$ —	$ —	$ 3,538,950,164
Short-Term Investments
Affiliated Investment Company	73,480	—	—	73,480
Unaffiliated Investment Company	9,958,636	—	—	9,958,636
U.S. Treasury Debt	—	41,799,427	—	41,799,427
Total Short-Term Investments	10,032,116	41,799,427	—	51,831,543
Total Investments in Securities	3,548,982,280	41,799,427	—	3,590,781,707
Other Financial Instruments
Futures Contracts (b)	413,478	—	—	413,478
Total Investments in Securities and Other Financial Instruments	$ 3,549,395,758	$ 41,799,427	$ —	$ 3,591,195,185

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Small Cap Core Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 96.8%
Aerospace & Defense 0.2%
Aerojet Rocketdyne Holdings, Inc.	2,600	$ 122,096
Ducommun, Inc. (a)	1,200	72,000
Kratos Defense & Security Solutions, Inc. (a)	3,500	95,480
Maxar Technologies, Inc.	11,030	417,155
Moog, Inc., Class A	3,900	324,285
PAE, Inc. (a)	10,400	93,808
Vectrus, Inc. (a)	2,700	144,288
		1,269,112
Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	3,100	187,364
Hub Group, Inc., Class A (a)	6,300	423,864
		611,228
Airlines 0.2%
Allegiant Travel Co. (a)	2,300	561,338
Mesa Air Group, Inc. (a)	25,100	337,595
SkyWest, Inc.	1,400	76,272
Spirit Airlines, Inc. (a)	5,800	214,020
		1,189,225
Auto Components 1.8%
Adient plc (a)	10,200	450,840
Cooper Tire & Rubber Co.	23,200	1,298,736
Cooper-Standard Holdings, Inc. (a)	3,600	130,752
Dana, Inc.	59,700	1,452,501
Fox Factory Holding Corp. (a)	4,500	571,770
Goodyear Tire & Rubber Co. (The)	79,800	1,402,086
LCI Industries	3,933	520,257
Modine Manufacturing Co. (a)	31,900	471,163
Patrick Industries, Inc.	14,500	1,232,500
Standard Motor Products, Inc.	17,100	711,018
Tenneco, Inc., Class A (a)	56,800	608,896
Visteon Corp. (a)	5,466	666,579
		9,517,098
Automobiles 0.1%
Workhorse Group, Inc. (a)	18,865	259,771
Banks 8.5%
ACNB Corp.	900	26,370
Amalgamated Financial Corp.	14,400	238,896
American National Bankshares, Inc.	2,300	76,061
Ameris Bancorp	333	17,486
Arrow Financial Corp.	4,429	147,530
Atlantic Capital Bancshares, Inc. (a)	24,600	592,860
Atlantic Union Bankshares Corp.	10,100	387,436
Bancorp, Inc. (The) (a)	75,900	1,572,648

	Shares	Value
Common Stocks
Banks
BancorpSouth Bank	2,100	$ 68,208
Bank of Commerce Holdings	133	1,696
Bank of NT Butterfield & Son Ltd. (The)	10,900	416,598
Bank of Princeton (The)	700	20,034
Bank7 Corp.	1,900	33,459
BankFinancial Corp.	1,500	15,480
BankUnited, Inc.	8,800	386,760
Bankwell Financial Group, Inc.	1,066	28,729
BayCom Corp. (a)	1,200	21,624
BCB Bancorp, Inc.	2,200	30,360
Boston Private Financial Holdings, Inc.	67,400	897,768
Bryn Mawr Bank Corp.	1,500	68,265
Byline Bancorp, Inc.	4,800	101,520
C&F Financial Corp.	1,000	44,290
Cambridge Bancorp	1,200	101,184
Camden National Corp.	2,200	105,292
Capital Bancorp, Inc. (a)	1,400	27,006
Capstar Financial Holdings, Inc.	11,700	201,825
Cathay General Bancorp	40,900	1,667,902
CB Financial Services, Inc.	800	17,704
Central Pacific Financial Corp.	12,700	338,836
Central Valley Community Bancorp	3,600	66,276
Century Bancorp, Inc., Class A	2,900	270,599
Chemung Financial Corp.	1,400	58,548
Civista Bancshares, Inc.	20,600	472,564
CNB Financial Corp.	3,000	73,830
Columbia Banking System, Inc.	6,700	288,703
Community Bank System, Inc.	2,700	207,144
Community Financial Corp. (The)	1,100	37,675
Community Trust Bancorp, Inc.	900	39,627
ConnectOne Bancorp, Inc.	3,000	76,050
Customers Bancorp, Inc. (a)	52,500	1,670,550
CVB Financial Corp.	1,100	24,299
Dime Community Bancshares, Inc.	34,990	1,054,598
Eagle Bancorp, Inc.	30,000	1,596,300
Enterprise Bancorp, Inc.	600	19,512
Equity Bancshares, Inc., Class A (a)	3,200	87,680
Esquire Financial Holdings, Inc. (a)	2,700	61,587
Farmers National Banc Corp.	20,500	342,350
Financial Institutions, Inc.	33,500	1,014,715
First Bancorp.	55,000	619,300
First Bank	10,700	130,219
First Busey Corp.	22,500	577,125
First Business Financial Services, Inc.	10,600	262,138
First Choice Bancorp	7,000	170,170
First Commonwealth Financial Corp.	41,900	602,103
First Financial Bancorp	31,100	746,400
First Financial Bankshares, Inc.	11,300	528,049

	Shares	Value
Common Stocks
Banks
First Financial Corp.	3,000	$ 135,030
First Foundation, Inc.	48,600	1,140,156
First Internet Bancorp	23,700	834,951
First Midwest Bancorp, Inc.	5,400	118,314
First Northwest Bancorp	10,100	167,862
First of Long Island Corp. (The)	34,500	733,125
First Western Financial, Inc. (a)	2,200	55,022
Flushing Financial Corp.	48,000	1,019,040
FNCB Bancorp, Inc.	2,500	18,850
Franklin Financial Services Corp.	600	18,708
Glacier Bancorp, Inc.	7,600	433,808
Great Southern Bancorp, Inc.	1,500	85,005
Great Western Bancorp, Inc.	8,200	248,378
Guaranty Bancshares, Inc.	1,100	40,425
Hancock Whitney Corp.	42,100	1,768,621
Hanmi Financial Corp.	68,800	1,357,424
Home BancShares, Inc.	5,300	143,365
Hope Bancorp, Inc.	112,200	1,689,732
Horizon Bancorp, Inc.	7,100	131,918
Independent Bank Corp.	27,900	659,556
International Bancshares Corp.	5,500	255,310
Investar Holding Corp.	1,400	28,770
Investors Bancorp, Inc.	136,100	1,999,309
Lakeland Bancorp, Inc.	33,100	576,933
Level One Bancorp, Inc.	800	20,624
Macatawa Bank Corp.	22,800	226,860
Mackinac Financial Corp.	1,133	15,884
MainStreet Bancshares, Inc. (a)	2,500	51,900
Mercantile Bank Corp.	7,600	246,772
Meridian Corp.	6,000	156,000
Metropolitan Bank Holding Corp. (a)	13,700	689,932
Midland States Bancorp, Inc.	5,200	144,248
MidWestOne Financial Group, Inc.	9,900	306,603
Northeast Bank	1,800	47,502
Northrim Bancorp, Inc.	5,700	242,307
OceanFirst Financial Corp.	27,500	658,350
Old National Bancorp	3,900	75,426
Old Second Bancorp, Inc.	2,300	30,383
Orrstown Financial Services, Inc.	5,400	120,420
Pacific Premier Bancorp, Inc.	400	17,376
PCB Bancorp	3,072	46,080
Peapack-Gladstone Financial Corp.	18,600	574,368
Peoples Financial Services Corp.	1,300	54,912
Preferred Bank	14,800	942,464
Primis Financial Corp.	20,200	293,708
QCR Holdings, Inc.	7,700	363,594
RBB Bancorp	14,600	295,942
Reliant Bancorp, Inc.	7,900	226,888

	Shares	Value
Common Stocks
Banks
Republic Bancorp, Inc., Class A	8,600	$ 380,894
Richmond Mutual Bancorp, Inc.	1,200	16,272
Sierra Bancorp	8,400	225,120
Silvergate Capital Corp., Class A (a)	2,300	326,991
Simmons First National Corp., Class A	600	17,802
SmartFinancial, Inc.	12,600	272,790
South Plains Financial, Inc.	7,700	174,944
South State Corp.	6,700	526,017
Southern First Bancshares, Inc. (a)	600	28,128
Texas Capital Bancshares, Inc. (a)	1,700	120,564
TriState Capital Holdings, Inc. (a)	3,200	73,792
Trustmark Corp.	533	17,941
UMB Financial Corp.	16,400	1,514,212
United Bankshares, Inc.	8,300	320,214
United Community Banks, Inc.	16,500	562,980
Unity Bancorp, Inc.	1,800	39,600
Univest Financial Corp.	7,800	223,002
Valley National Bancorp	29,000	398,460
WesBanco, Inc.	38,200	1,377,492
West Bancorp, Inc.	7,800	187,902
		45,065,210
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A (a)	900	1,085,652
Celsius Holdings, Inc. (a)	3,000	144,150
Coca-Cola Consolidated, Inc.	3,700	1,068,486
Primo Water Corp.	85,000	1,382,100
		3,680,388
Biotechnology 8.7%
Adverum Biotechnologies, Inc. (a)	50,600	498,916
Allakos, Inc. (a)	7,000	803,460
Amicus Therapeutics, Inc. (a)	62,640	618,883
Apellis Pharmaceuticals, Inc. (a)	22,900	982,639
Arena Pharmaceuticals, Inc. (a)	17,083	1,185,389
Arrowhead Pharmaceuticals, Inc. (a)	23,000	1,525,130
Atara Biotherapeutics, Inc. (a)	32,100	460,956
Beam Therapeutics, Inc. (a)	5,400	432,216
BioCryst Pharmaceuticals, Inc. (a)	27,838	283,112
Biohaven Pharmaceutical Holding Co. Ltd. (a)	15,800	1,079,930
Blueprint Medicines Corp. (a)	13,000	1,263,990
Bridgebio Pharma, Inc. (a)	20,000	1,232,000
CareDx, Inc. (a)	700	47,663
ChemoCentryx, Inc. (a)	14,000	717,360
Deciphera Pharmaceuticals, Inc. (a)	19,900	892,316
Denali Therapeutics, Inc. (a)	15,800	902,180
Editas Medicine, Inc. (a)	21,900	919,800
Emergent BioSolutions, Inc. (a)	11,092	1,030,558

	Shares	Value
Common Stocks
Biotechnology
Epizyme, Inc. (a)	60,500	$ 526,955
Fate Therapeutics, Inc. (a)	16,700	1,376,915
FibroGen, Inc. (a)	29,419	1,021,134
Halozyme Therapeutics, Inc. (a)	32,400	1,350,756
Heron Therapeutics, Inc. (a)	52,900	857,509
Inovio Pharmaceuticals, Inc. (a)	55,300	513,184
Insmed, Inc. (a)	33,690	1,147,481
Intellia Therapeutics, Inc. (a)	1,300	104,332
Intercept Pharmaceuticals, Inc. (a)	9,266	213,859
Invitae Corp. (a)	29,900	1,142,479
Ironwood Pharmaceuticals, Inc. (a)	79,452	888,273
Kadmon Holdings, Inc. (a)	122,800	477,692
Kodiak Sciences, Inc. (a)	8,700	986,493
Ligand Pharmaceuticals, Inc. (a)	6,327	964,551
Madrigal Pharmaceuticals, Inc. (a)	4,400	514,668
Mirati Therapeutics, Inc. (a)	9,300	1,593,090
Myriad Genetics, Inc. (a)	43,010	1,309,655
Natera, Inc. (a)	16,200	1,644,948
Novavax, Inc. (a)	13,300	2,411,423
OPKO Health, Inc. (a)	137,500	589,875
PTC Therapeutics, Inc. (a)	17,100	809,685
REGENXBIO, Inc. (a)	29,700	1,013,067
Rhythm Pharmaceuticals, Inc. (a)	3,000	63,810
Sangamo Therapeutics, Inc. (a)	54,400	681,632
Sorrento Therapeutics, Inc. (a)	48,800	403,576
TG Therapeutics, Inc. (a)	28,400	1,368,880
Travere Therapeutics, Inc. (a)	29,600	739,112
Turning Point Therapeutics, Inc. (a)	10,600	1,002,654
Twist Bioscience Corp. (a)	8,800	1,089,968
Ultragenyx Pharmaceutical, Inc. (a)	14,644	1,667,366
Veracyte, Inc. (a)	18,800	1,010,500
Vir Biotechnology, Inc. (a)	17,600	902,352
Xencor, Inc. (a)	21,031	905,595
		46,169,967
Building Products 2.1%
Advanced Drainage Systems, Inc.	2,500	258,475
American Woodmark Corp. (a)	4,400	433,752
Apogee Enterprises, Inc.	333	13,613
Builders FirstSource, Inc. (a)	13,800	639,906
Griffon Corp.	66	1,793
Insteel Industries, Inc.	15,400	474,936
Jeld-Wen Holding, Inc. (a)	55,200	1,528,488
Masonite International Corp. (a)	16,500	1,901,460
PGT Innovations, Inc. (a)	41,600	1,050,400
Quanex Building Products Corp.	2,133	55,949
Resideo Technologies, Inc. (a)	11,400	322,050
Simpson Manufacturing Co., Inc.	15,600	1,618,188

	Shares	Value
Common Stocks
Building Products
UFP Industries, Inc.	36,100	$ 2,737,824
		11,036,834
Capital Markets 2.4%
Artisan Partners Asset Management, Inc., Class A	15,333	799,922
B Riley Financial, Inc.	9,000	507,420
Brightsphere Investment Group, Inc.	56,800	1,157,584
Cowen, Inc., Class A	53,800	1,891,070
Donnelley Financial Solutions, Inc. (a)	59,100	1,644,753
Federated Hermes, Inc.	52,100	1,630,730
Houlihan Lokey, Inc.	4,866	323,638
Oppenheimer Holdings, Inc., Class A	4,300	172,215
Piper Sandler Cos.	6,800	745,620
Stifel Financial Corp.	36,350	2,328,581
StoneX Group, Inc. (a)	18,800	1,229,144
Waddell & Reed Financial, Inc., Class A	14,500	363,225
		12,793,902
Chemicals 1.7%
Advanced Emissions Solutions, Inc.	14,300	78,650
AdvanSix, Inc. (a)	64,700	1,735,254
FutureFuel Corp.	16,350	237,565
GCP Applied Technologies, Inc. (a)	4,200	103,068
Hawkins, Inc.	3,200	107,264
Ingevity Corp. (a)	12,800	966,784
Koppers Holdings, Inc. (a)	15,200	528,352
Kraton Corp. (a)	24,200	885,478
Livent Corp. (a)	6,100	105,652
Orion Engineered Carbons SA (a)	14,100	278,052
Quaker Chemical Corp.	466	113,597
Rayonier Advanced Materials, Inc. (a)	4,300	39,001
Stepan Co.	11,900	1,512,609
Trinseo SA	28,680	1,826,056
Tronox Holdings plc, Class A	17,600	322,080
		8,839,462
Commercial Services & Supplies 0.8%
ACCO Brands Corp.	113,700	959,628
Herman Miller, Inc.	27,600	1,135,740
HNI Corp.	29,900	1,182,844
Matthews International Corp., Class A	5,100	201,705
Pitney Bowes, Inc.	39,556	325,942
Tetra Tech, Inc.	5,000	678,600
		4,484,459
Communications Equipment 1.3%
ADTRAN, Inc.	1,466	24,453
CalAmp Corp. (a)	6,600	71,610
Calix, Inc. (a)	4,600	159,436

	Shares	Value
Common Stocks
Communications Equipment
Cambium Networks Corp. (a)	25,300	$ 1,182,016
Casa Systems, Inc. (a)	45,400	432,662
Clearfield, Inc. (a)	9,333	281,203
Extreme Networks, Inc. (a)	160,116	1,401,015
Genasys, Inc. (a)	1,866	12,484
Infinera Corp. (a)	14,500	139,635
Inseego Corp. (a)	1,900	19,000
NETGEAR, Inc. (a)	31,400	1,290,540
NetScout Systems, Inc. (a)	6,000	168,960
PCTEL, Inc.	2,500	17,375
Plantronics, Inc.	20,300	789,873
Ribbon Communications, Inc. (a)	49,900	409,679
Viavi Solutions, Inc. (a)	24,300	381,510
		6,781,451
Construction & Engineering 1.8%
Comfort Systems USA, Inc.	14,900	1,114,073
Dycom Industries, Inc. (a)	133	12,349
EMCOR Group, Inc.	24,400	2,736,704
Fluor Corp.	48,900	1,129,101
MYR Group, Inc. (a)	23,200	1,662,744
Primoris Services Corp.	52,500	1,739,325
Sterling Construction Co., Inc. (a)	10,800	250,560
Tutor Perini Corp. (a)	21,400	405,530
WillScot Mobile Mini Holdings Corp. (a)	9,000	249,750
		9,300,136
Construction Materials 0.1%
Forterra, Inc. (a)	25,500	592,875
US Concrete, Inc. (a)	500	36,660
		629,535
Consumer Finance 0.5%
Curo Group Holdings Corp.	27,200	396,848
Enova International, Inc. (a)	20,800	737,984
Green Dot Corp., Class A (a)	17,100	783,009
PROG Holdings, Inc.	12,300	532,467
		2,450,308
Containers & Packaging 0.1%
Greif, Inc.
Class A	1,000	57,000
Class B	800	45,792

Myers Industries, Inc.	7,400	146,224
O-I Glass, Inc.	1,200	17,688
		266,704
Distributors 0.1%
Core-Mark Holding Co., Inc.	16,400	634,516

	Shares	Value
Common Stocks
Distributors
Weyco Group, Inc.	2,700	$ 58,401
		692,917
Diversified Consumer Services 0.3%
American Public Education, Inc. (a)	15,500	552,265
Carriage Services, Inc.	16,500	580,635
Stride, Inc. (a)	5,402	162,654
WW International, Inc. (a)	4,300	134,504
		1,430,058
Diversified Financial Services 0.0% ‡
A-Mark Precious Metals, Inc.	533	19,188
Marlin Business Services Corp.	5,900	80,476
		99,664
Diversified Telecommunication Services 0.3%
Alaska Communications Systems Group, Inc.	3,400	11,050
ATN International, Inc.	733	36,005
Bandwidth, Inc., Class A (a)	2,100	266,154
Consolidated Communications Holdings, Inc. (a)	12,933	93,118
IDT Corp., Class B (a)	22,500	509,850
Iridium Communications, Inc. (a)	16,333	673,736
		1,589,913
Electric Utilities 0.0% ‡
Portland General Electric Co.	3,400	161,398
Electrical Equipment 2.1%
Allied Motion Technologies, Inc.	6,400	328,512
Atkore, Inc. (a)	34,807	2,502,623
AZZ, Inc.	6,133	308,797
Bloom Energy Corp., Class A (a)	10,700	289,435
Encore Wire Corp.	27,100	1,819,223
EnerSys	5,500	499,400
FuelCell Energy, Inc. (a)	42,500	612,425
LSI Industries, Inc.	17,700	150,981
Plug Power, Inc. (a)	69,400	2,487,296
Powell Industries, Inc.	11,600	392,892
Preformed Line Products Co.	1,900	130,625
Sunrun, Inc. (a)	27,200	1,645,056
TPI Composites, Inc. (a)	600	33,858
Ultralife Corp. (a)	7,200	59,616
Vicor Corp. (a)	600	51,018
		11,311,757
Electronic Equipment, Instruments & Components 2.1%
Benchmark Electronics, Inc.	39,500	1,221,340
CTS Corp.	4,800	149,088
II-VI, Inc. (a)	19,400	1,326,378

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Insight Enterprises, Inc. (a)	3,600	$ 343,512
Kimball Electronics, Inc. (a)	44,700	1,153,260
Methode Electronics, Inc.	15,200	638,096
MTS Systems Corp.	133	7,741
nLight, Inc. (a)	600	19,440
Novanta, Inc. (a)	2,133	281,321
OSI Systems, Inc. (a)	5,100	490,110
Plexus Corp. (a)	3,600	330,624
Rogers Corp. (a)	533	100,316
Sanmina Corp. (a)	36,974	1,529,984
ScanSource, Inc. (a)	22,600	676,870
Vishay Intertechnology, Inc.	89,600	2,157,568
Vishay Precision Group, Inc. (a)	22,800	702,468
Wrap Technologies, Inc. (a)	8,733	48,556
		11,176,672
Energy Equipment & Services 0.6%
Cactus, Inc., Class A	11,900	364,378
Exterran Corp. (a)	16,400	55,104
Frank's International NV (a)	4,600	16,330
National Energy Services Reunited Corp. (a)	7,733	95,657
Newpark Resources, Inc. (a)	76,800	241,152
NexTier Oilfield Solutions, Inc. (a)	39,500	146,940
Patterson-UTI Energy, Inc.	33,500	238,855
ProPetro Holding Corp. (a)	142,600	1,520,116
Select Energy Services, Inc., Class A (a)	11,500	57,270
Transocean Ltd. (a)	135,682	481,671
		3,217,473
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Class A	10,874	111,023
Cinemark Holdings, Inc.	6,760	137,972
Glu Mobile, Inc. (a)	25,200	314,496
		563,491
Equity Real Estate Investment Trusts 3.6%
Agree Realty Corp.	2,800	188,468
Alexander's, Inc.	66	18,302
Alpine Income Property Trust, Inc.	11,700	203,112
American Assets Trust, Inc.	66	2,141
American Finance Trust, Inc.	5,133	50,406
Armada Hoffler Properties, Inc.	8,200	102,828
CareTrust REIT, Inc.	47,500	1,106,037
Community Healthcare Trust, Inc.	5,800	267,496
CorePoint Lodging, Inc.	8,200	74,046
DiamondRock Hospitality Co. (a)	43,733	450,450
EastGroup Properties, Inc.	8,000	1,146,240
First Industrial Realty Trust, Inc.	9,000	412,110
Four Corners Property Trust, Inc.	33,900	928,860

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
GEO Group, Inc. (The)	89,227	$ 692,402
Getty Realty Corp.	27,600	781,632
Global Medical REIT, Inc.	4,933	64,672
Global Net Lease, Inc.	1,400	25,284
Healthcare Realty Trust, Inc.	3,900	118,248
Industrial Logistics Properties Trust	31,500	728,595
Innovative Industrial Properties, Inc.	3,200	576,512
Lexington Realty Trust	88,500	983,235
LTC Properties, Inc.	16,700	696,724
Macerich Co. (The)	8,300	97,110
Monmouth Real Estate Investment Corp.	19,200	339,648
National Health Investors, Inc.	13,700	990,236
Pebblebrook Hotel Trust	8,666	210,497
Physicians Realty Trust	1,533	27,088
Piedmont Office Realty Trust, Inc., Class A	29,900	519,363
PotlatchDeltic Corp.	25,800	1,365,336
PS Business Parks, Inc.	8,500	1,313,930
QTS Realty Trust, Inc., Class A (b)	133	8,251
Retail Opportunity Investments Corp.	3,733	59,243
Retail Properties of America, Inc., Class A	11,133	116,674
Retail Value, Inc.	224	4,191
RLJ Lodging Trust	18,133	280,699
Ryman Hospitality Properties, Inc.	10,400	806,104
Sabra Health Care REIT, Inc.	45,700	793,352
Service Properties Trust	71,000	842,060
SITE Centers Corp.	9,066	122,935
STAG Industrial, Inc.	6,000	201,660
Sunstone Hotel Investors, Inc.	16,666	207,658
Terreno Realty Corp.	8,500	491,045
Universal Health Realty Income Trust	533	36,127
Urban Edge Properties	9,733	160,789
Xenia Hotels & Resorts, Inc.	7,733	150,793
		18,762,589
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	21,900	599,622
BJ's Wholesale Club Holdings, Inc. (a)	8,400	376,824
Performance Food Group Co. (a)	19,200	1,106,112
SpartanNash Co.	12,933	253,875
United Natural Foods, Inc. (a)	4,900	161,406
		2,497,839
Food Products 0.8%
B&G Foods, Inc.	5,600	173,936
Darling Ingredients, Inc. (a)	29,200	2,148,536
Fresh Del Monte Produce, Inc.	8,200	234,766
Freshpet, Inc. (a)	3,200	508,192
Sanderson Farms, Inc.	2,100	327,138

	Shares	Value
Common Stocks
Food Products
Seneca Foods Corp., Class A (a)	10,600	$ 499,154
Simply Good Foods Co. (The) (a)	2,600	79,092
Tootsie Roll Industries, Inc.	2,746	90,974
		4,061,788
Gas Utilities 0.4%
Brookfield Infrastructure Corp., Class A	2,733	208,719
Southwest Gas Holdings, Inc.	26,600	1,827,686
		2,036,405
Health Care Equipment & Supplies 2.9%
Accuray, Inc. (a)	42,000	207,900
AngioDynamics, Inc. (a)	6,600	154,440
Antares Pharma, Inc. (a)	180,900	743,499
AtriCure, Inc. (a)	1,300	85,176
Avanos Medical, Inc. (a)	3,300	144,342
Axonics Modulation Technologies, Inc. (a)	600	35,934
Cantel Medical Corp.	5,700	455,088
Cerus Corp. (a)	2,533	15,223
CONMED Corp.	11,100	1,449,549
CryoPort, Inc. (a)	1,100	57,211
Electromed, Inc. (a)	4,300	45,322
FONAR Corp. (a)	1,600	28,944
GenMark Diagnostics, Inc. (a)	36,300	867,570
Glaukos Corp. (a)	2,500	209,825
Integer Holdings Corp. (a)	6,200	571,020
iRhythm Technologies, Inc. (a)	2,700	374,922
Lantheus Holdings, Inc. (a)	22,866	488,646
LivaNova plc (a)	2,600	191,698
Meridian Bioscience, Inc. (a)	53,918	1,415,348
Merit Medical Systems, Inc. (a)	26,200	1,568,856
Natus Medical, Inc. (a)	40,000	1,024,400
Neogen Corp. (a)	14,600	1,297,794
Nevro Corp. (a)	3,300	460,350
NuVasive, Inc. (a)	21,600	1,416,096
OraSure Technologies, Inc. (a)	36,300	423,621
Orthofix Medical, Inc. (a)	14,300	619,905
Shockwave Medical, Inc. (a)	2,000	260,520
Silk Road Medical, Inc. (a)	666	33,733
STAAR Surgical Co. (a)	3,500	368,935
Surmodics, Inc. (a)	5,100	285,957
		15,301,824
Health Care Providers & Services 4.1%
1Life Healthcare, Inc. (a)	2,733	106,806
AdaptHealth Corp. (a)	23,866	877,314
Addus HomeCare Corp. (a)	6,100	637,999
Amedisys, Inc. (a)	3,100	820,849
AMN Healthcare Services, Inc. (a)	400	29,480

	Shares	Value
Common Stocks
Health Care Providers & Services
Community Health Systems, Inc. (a)	41,900	$ 566,488
CorVel Corp. (a)	8,700	892,533
Cross Country Healthcare, Inc. (a)	3,200	39,968
Ensign Group, Inc. (The)	26,100	2,449,224
Hanger, Inc. (a)	2,200	50,204
HealthEquity, Inc. (a)	9,800	666,400
InfuSystem Holdings, Inc. (a)	10,900	221,924
LHC Group, Inc. (a)	5,500	1,051,655
Magellan Health, Inc. (a)	8,600	801,864
ModivCare, Inc. (a)	11,000	1,629,320
National HealthCare Corp.	10,700	833,637
Option Care Health, Inc. (a)	68,900	1,222,286
Owens & Minor, Inc.	57,100	2,146,389
Pennant Group, Inc. (The) (a)	16,500	755,700
Progyny, Inc. (a)	400	17,804
R1 RCM, Inc. (a)	3,900	96,252
RadNet, Inc. (a)	1,000	21,750
Select Medical Holdings Corp. (a)	76,600	2,612,060
Tenet Healthcare Corp. (a)	42,412	2,205,424
Tivity Health, Inc. (a)	300	6,696
Triple-S Management Corp., Class B (a)	24,200	629,926
US Physical Therapy, Inc.	266	27,690
Viemed Healthcare, Inc. (a)	13,800	139,656
		21,557,298
Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc. (a)	11,800	177,177
Computer Programs and Systems, Inc.	10,900	333,540
Evolent Health, Inc., Class A (a)	1,133	22,886
HealthStream, Inc. (a)	4,200	93,828
HMS Holdings Corp. (a)	21,533	796,183
Inovalon Holdings, Inc., Class A (a)	18,100	520,918
Inspire Medical Systems, Inc. (a)	3,300	683,067
NextGen Healthcare, Inc. (a)	8,400	152,040
Omnicell, Inc. (a)	13,500	1,753,245
OptimizeRx Corp. (a)	3,700	180,375
Phreesia, Inc. (a)	200	10,420
Schrodinger, Inc. (a)	7,000	534,030
Tabula Rasa HealthCare, Inc. (a)	400	18,420
		5,276,129
Hotels, Restaurants & Leisure 3.5%
Bally's Corp.	21,900	1,423,062
Biglari Holdings, Inc., Class B (a)	780	103,553
Bloomin' Brands, Inc.	12,000	324,600
Bluegreen Vacations Corp.	10,800	116,424
Boyd Gaming Corp. (a)	9,000	530,640
Brinker International, Inc.	8,200	582,692

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc. (a)	33,600	$ 2,938,320
Churchill Downs, Inc.	4,100	932,422
Cracker Barrel Old Country Store, Inc.	3,900	674,232
Del Taco Restaurants, Inc.	61,300	587,254
Fiesta Restaurant Group, Inc. (a)	10,100	127,159
Golden Entertainment, Inc. (a)	3,300	83,358
Hilton Grand Vacations, Inc. (a)	15,900	596,091
International Game Technology plc	9,400	150,870
Jack in the Box, Inc.	10,900	1,196,602
Monarch Casino & Resort, Inc. (a)	11,700	709,254
Nathan's Famous, Inc.	1,000	63,090
Papa John's International, Inc.	600	53,184
Penn National Gaming, Inc. (a)	35,700	3,742,788
RCI Hospitality Holdings, Inc.	3,200	203,488
Red Rock Resorts, Inc., Class A	10,200	332,418
Scientific Games Corp. (a)	15,800	608,616
Shake Shack, Inc., Class A (a)	4,770	537,913
Texas Roadhouse, Inc. (a)	19,300	1,851,642
Wingstop, Inc.	600	76,302
		18,545,974
Household Durables 2.0%
Beazer Homes USA, Inc. (a)	78,700	1,646,404
Cavco Industries, Inc. (a)	2,000	451,220
Century Communities, Inc. (a)	6,700	404,144
Hamilton Beach Brands Holding Co., Class A	1,400	25,382
iRobot Corp. (a)	2,982	364,341
KB Home	7,600	353,628
La-Z-Boy, Inc.	16,000	679,680
Lifetime Brands, Inc.	3,800	55,822
M/I Homes, Inc. (a)	32,900	1,943,403
MDC Holdings, Inc.	6,407	380,576
Meritage Homes Corp. (a)	14,700	1,351,224
Purple Innovation, Inc. (a)	400	12,660
Sonos, Inc. (a)	24,800	929,256
Taylor Morrison Home Corp. (a)	800	24,648
TopBuild Corp. (a)	933	195,398
TRI Pointe Group, Inc. (a)	37,900	771,644
Tupperware Brands Corp. (a)	17,200	454,252
Turtle Beach Corp. (a)	3,500	93,345
VOXX International Corp. (a)	13,000	247,780
		10,384,807
Household Products 0.3%
Central Garden & Pet Co., Class A (a)	26,600	1,380,274
Oil-Dri Corp. of America	700	24,108
		1,404,382

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.7%
Atlantic Power Corp. (a)	98,200	$ 283,798
Brookfield Renewable Corp.	22,550	1,055,340
Clearway Energy, Inc.	20,500	543,455
Ormat Technologies, Inc.	2,700	212,031
Sunnova Energy International, Inc. (a)	33,700	1,375,634
		3,470,258
Industrial Conglomerates 0.0% ‡
Raven Industries, Inc.	3,200	122,656
Insurance 1.2%
American Equity Investment Life Holding Co.	61,400	1,935,942
AMERISAFE, Inc.	333	21,312
BRP Group, Inc., Class A (a)	800	21,800
eHealth, Inc. (a)	266	19,346
Employers Holdings, Inc.	21,200	912,872
Genworth Financial, Inc., Class A (a)	91,400	303,448
Heritage Insurance Holdings, Inc.	20,500	227,140
Horace Mann Educators Corp.	17,000	734,570
Kinsale Capital Group, Inc.	66	10,877
National Western Life Group, Inc., Class A	900	224,100
Palomar Holdings, Inc. (a)	533	35,732
Safety Insurance Group, Inc.	400	33,700
Stewart Information Services Corp.	30,100	1,566,103
Trupanion, Inc. (a)	1,200	91,452
Universal Insurance Holdings, Inc.	17,400	249,516
		6,387,910
Interactive Media & Services 0.7%
Cargurus, Inc. (a)	17,300	412,259
Cars.com, Inc. (a)	80,500	1,043,280
DHI Group, Inc. (a)	45,600	152,760
Eventbrite, Inc., Class A (a)	4,200	93,072
QuinStreet, Inc. (a)	2,100	42,630
Yelp, Inc. (a)	52,200	2,035,800
		3,779,801
Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Inc., Class A (a)	21,200	585,332
Groupon, Inc. (a)	6,700	338,652
Lands' End, Inc. (a)	3,400	84,354
Liquidity Services, Inc. (a)	15,200	282,416
Magnite, Inc. (a)	18,200	757,302
Overstock.com, Inc. (a)	9,197	609,393
Quotient Technology, Inc. (a)	20,500	334,970
Shutterstock, Inc.	5,600	498,624
Stamps.com, Inc. (a)	8,800	1,755,688

	Shares	Value
Common Stocks
Internet & Direct Marketing Retail
Stitch Fix, Inc., Class A (a)	7,000	$ 346,780
		5,593,511
IT Services 1.3%
BM Technologies, Inc. (a)	10,187	118,678
Brightcove, Inc. (a)	56,600	1,138,792
Conduent, Inc. (a)	173,800	1,157,508
CSG Systems International, Inc.	1,800	80,802
EVERTEC, Inc.	8,000	297,760
IBEX Holdings Ltd. (a)	900	19,800
Limelight Networks, Inc. (a)	3,200	11,424
MAXIMUS, Inc.	6,700	596,568
MoneyGram International, Inc. (a)	15,200	99,864
NIC, Inc.	4,400	149,292
Perspecta, Inc.	19,200	557,760
PFSweb, Inc. (a)	11,600	78,300
Repay Holdings Corp. (a)	1,333	31,299
Sykes Enterprises, Inc. (a)	39,700	1,749,976
TTEC Holdings, Inc.	6,500	652,925
		6,740,748
Leisure Products 0.7%
Escalade, Inc.	7,400	154,734
Johnson Outdoors, Inc., Class A	1,500	214,125
Malibu Boats, Inc., Class A (a)	4,200	334,656
Marine Products Corp.	666	10,836
MasterCraft Boat Holdings, Inc. (a)	49,800	1,324,182
Nautilus, Inc. (a)	600	9,384
Smith & Wesson Brands, Inc.	31,800	554,910
YETI Holdings, Inc. (a)	12,600	909,846
		3,512,673
Life Sciences Tools & Services 0.7%
Medpace Holdings, Inc. (a)	13,474	2,210,410
NanoString Technologies, Inc. (a)	1,700	111,707
NeoGenomics, Inc. (a)	2,800	135,044
Pacific Biosciences of California, Inc. (a)	30,900	1,029,279
Quanterix Corp. (a)	333	19,470
Syneos Health, Inc. (a)	2,500	189,625
		3,695,535
Machinery 3.2%
Alamo Group, Inc.	1,000	156,150
Altra Industrial Motion Corp.	200	11,064
Barnes Group, Inc.	2,000	99,080
Blue Bird Corp. (a)	2,900	72,587
Columbus McKinnon Corp.	2,100	110,796
EnPro Industries, Inc.	14,600	1,244,942
Franklin Electric Co., Inc.	23,700	1,870,878

	Shares	Value
Common Stocks
Machinery
Hillenbrand, Inc.	47,300	$ 2,256,683
Hyster-Yale Materials Handling, Inc.	200	17,424
L B Foster Co., Class A (a)	9,100	162,890
Lydall, Inc. (a)	21,900	738,906
Manitowoc Co., Inc. (The) (a)	20,266	417,885
Meritor, Inc. (a)	30,000	882,600
Miller Industries, Inc.	5,900	272,521
Mueller Industries, Inc.	48,754	2,015,978
Mueller Water Products, Inc., Class A	93,900	1,304,271
Park-Ohio Holdings Corp.	600	18,894
Proto Labs, Inc. (a)	600	73,050
Rexnord Corp.	38,500	1,812,965
SPX Corp. (a)	13,000	757,510
Standex International Corp.	6,800	649,876
Tennant Co.	17,818	1,423,480
Terex Corp.	8,300	382,381
TriMas Corp. (a)	4,500	136,440
Watts Water Technologies, Inc., Class A	300	35,643
Welbilt, Inc. (a)	3,733	60,661
		16,985,555
Marine 0.6%
Costamare, Inc.	139,600	1,342,952
Genco Shipping & Trading Ltd.	4,900	49,392
Matson, Inc.	30,400	2,027,680
		3,420,024
Media 1.1%
AMC Networks, Inc., Class A (a)	4,900	260,484
Cardlytics, Inc. (a)	1,300	142,610
Emerald Holding, Inc. (a)	5,700	31,464
Entercom Communications Corp., Class A	6,500	34,125
Entravision Communications Corp., Class A	186,300	752,652
Fluent, Inc. (a)	13,733	56,305
Gray Television, Inc.	8,500	156,400
iHeartMedia, Inc., Class A (a)	9,400	170,610
Meredith Corp.	15,100	449,678
MSG Networks, Inc., Class A (a)	25,700	386,528
Sinclair Broadcast Group, Inc., Class A	5,900	172,634
TEGNA, Inc.	112,800	2,124,024
Tribune Publishing Co.	15,600	280,644
WideOpenWest, Inc. (a)	59,300	805,887
		5,824,045
Metals & Mining 1.7%
Arconic Corp. (a)	17,400	441,786
Caledonia Mining Corp. plc	29,200	417,268
Cleveland-Cliffs, Inc.	54,200	1,089,962
Coeur Mining, Inc. (a)	33,300	300,699

	Shares	Value
Common Stocks
Metals & Mining
Gatos Silver, Inc. (a)	2,500	$ 24,925
Gold Resource Corp.	9,666	25,518
Hecla Mining Co.	92,700	527,463
Kaiser Aluminum Corp.	12,100	1,337,050
Novagold Resources, Inc. (a)	14,400	126,144
Ryerson Holding Corp. (a)	74,800	1,274,592
Schnitzer Steel Industries, Inc., Class A	23,600	986,244
SunCoke Energy, Inc.	150,000	1,051,500
United States Steel Corp.	43,800	1,146,246
Warrior Met Coal, Inc.	4,500	77,085
Worthington Industries, Inc.	200	13,418
		8,839,900
Mortgage Real Estate Investment Trusts 0.9%
Apollo Commercial Real Estate Finance, Inc.	5,200	72,644
Ares Commercial Real Estate Corp.	30,800	422,576
Blackstone Mortgage Trust, Inc., Class A	5,800	179,800
Broadmark Realty Capital, Inc.	29,700	310,662
Cherry Hill Mortgage Investment Corp.	42,700	398,818
Chimera Investment Corp.	167,597	2,128,482
Ellington Financial, Inc.	4,900	78,449
Ellington Residential Mortgage REIT	2,000	24,620
Great Ajax Corp.	12,500	136,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,133	119,661
MFA Financial, Inc.	10,000	40,700
PennyMac Mortgage Investment Trust	42,800	838,880
Ready Capital Corp.	4,700	63,074
Two Harbors Investment Corp.	4,266	31,270
		4,845,886
Multiline Retail 0.4%
Big Lots, Inc.	13,017	889,061
Franchise Group, Inc.	1,400	50,554
Macy's, Inc. (a)	64,778	1,048,756
		1,988,371
Oil, Gas & Consumable Fuels 2.2%
Antero Resources Corp. (a)	46,695	476,289
Arch Resources, Inc.	6,000	249,600
Berry Corp.	20,800	114,608
Bonanza Creek Energy, Inc. (a)	38,300	1,368,459
Clean Energy Fuels Corp. (a)	11,600	159,384
CNX Resources Corp. (a)	133,400	1,960,980
CONSOL Energy, Inc. (a)	4,700	45,684
Delek US Holdings, Inc.	27,400	596,772
DHT Holdings, Inc.	46,400	275,152
Diamond S Shipping, Inc., Class S (a)	666	6,680
Dorian LPG Ltd. (a)	44,037	578,206
Falcon Minerals Corp.	11,600	52,084

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Goodrich Petroleum Corp. (a)	200	$ 1,892
Green Plains, Inc. (a)	3,100	83,917
Matador Resources Co.	1,066	24,998
NACCO Industries, Inc., Class A	600	14,970
Ovintiv, Inc.	33,600	800,352
PDC Energy, Inc. (a)	7,000	240,800
Range Resources Corp. (a)	4,100	42,353
Renewable Energy Group, Inc. (a)	10,400	686,816
REX American Resources Corp. (a)	1,100	92,587
SM Energy Co.	20,400	333,948
Southwestern Energy Co. (a)	168,400	783,060
Whiting Petroleum Corp. (a)	25,300	896,885
World Fuel Services Corp.	45,700	1,608,640
		11,495,116
Paper & Forest Products 0.1%
Domtar Corp.	3,000	110,850
Louisiana-Pacific Corp.	11,200	621,152
		732,002
Personal Products 0.6%
elf Beauty, Inc. (a)	533	14,300
Lifevantage Corp. (a)	11,700	109,395
Medifast, Inc.	8,400	1,779,288
Nature's Sunshine Products, Inc.	4,500	89,820
USANA Health Sciences, Inc. (a)	14,600	1,424,960
		3,417,763
Pharmaceuticals 1.7%
Amphastar Pharmaceuticals, Inc. (a)	71,500	1,309,880
ANI Pharmaceuticals, Inc. (a)	5,800	209,612
Arvinas, Inc. (a)	6,700	442,870
Axsome Therapeutics, Inc. (a)	866	49,033
BioDelivery Sciences International, Inc. (a)	90,900	355,419
Cassava Sciences, Inc. (a)	4,437	199,443
Corcept Therapeutics, Inc. (a)	70,000	1,665,300
Endo International plc (a)	42,400	314,184
Harrow Health, Inc. (a)(b)	27,100	182,925
Innoviva, Inc. (a)	46,000	549,700
Intra-Cellular Therapies, Inc. (a)	1,733	58,801
Ocular Therapeutix, Inc. (a)	7,300	119,793
Phibro Animal Health Corp., Class A	41,100	1,002,840
Prestige Consumer Healthcare, Inc. (a)	37,400	1,648,592
Recro Pharma, Inc. (a)	23,600	65,844
Revance Therapeutics, Inc. (a)	1,600	44,720
Supernus Pharmaceuticals, Inc. (a)	27,700	725,186
		8,944,142

	Shares	Value
Common Stocks
Professional Services 1.9%
Exponent, Inc.	2,000	$ 194,900
GP Strategies Corp. (a)	1,400	24,430
Insperity, Inc.	18,600	1,557,564
Kelly Services, Inc., Class A	27,300	607,971
Kforce, Inc.	36,200	1,940,320
Korn Ferry	18,000	1,122,660
ManTech International Corp., Class A	6,700	582,565
Mastech Digital, Inc. (a)	5,700	100,377
TriNet Group, Inc. (a)	13,900	1,083,644
TrueBlue, Inc. (a)	58,600	1,290,372
Upwork, Inc. (a)	38,736	1,734,211
		10,239,014
Real Estate Management & Development 0.7%
eXp World Holdings, Inc. (a)	22,000	1,002,100
RE/MAX Holdings, Inc., Class A	1,700	66,963
Realogy Holdings Corp. (a)	73,100	1,106,003
Redfin Corp. (a)	14,300	952,237
RMR Group, Inc. (The), Class A	11,400	465,234
		3,592,537
Road & Rail 0.4%
ArcBest Corp.	25,200	1,773,324
Avis Budget Group, Inc. (a)	2,600	188,604
Covenant Logistics Group, Inc. (a)	7,300	150,307
Universal Logistics Holdings, Inc.	400	10,524
		2,122,759
Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc.	17,592	1,920,519
Alpha & Omega Semiconductor Ltd. (a)	31,171	1,019,292
Amkor Technology, Inc.	87,100	2,065,141
Axcelis Technologies, Inc. (a)	48,400	1,988,756
CEVA, Inc. (a)	1,000	56,150
Cohu, Inc.	7,100	297,064
CyberOptics Corp. (a)	4,900	127,253
Diodes, Inc. (a)	25,775	2,057,876
FormFactor, Inc. (a)	44,000	1,984,840
Ichor Holdings Ltd. (a)	30,800	1,657,040
Lattice Semiconductor Corp. (a)	15,900	715,818
MACOM Technology Solutions Holdings, Inc. (a)	4,500	261,090
MaxLinear, Inc. (a)	3,200	109,056
NVE Corp.	1,600	112,160
Photronics, Inc. (a)	77,000	990,220
Power Integrations, Inc.	23,700	1,931,076
Semtech Corp. (a)	14,900	1,028,100
Silicon Laboratories, Inc. (a)	4,066	573,590
SiTime Corp. (a)	133	13,114
SMART Global Holdings, Inc. (a)	6,900	317,538

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
SunPower Corp. (a)	13,700	$ 458,265
Ultra Clean Holdings, Inc. (a)	33,567	1,948,229
		21,632,187
Software 5.2%
8x8, Inc. (a)	4,800	155,712
A10 Networks, Inc. (a)	121,500	1,167,615
ACI Worldwide, Inc. (a)	5,000	190,250
Alarm.com Holdings, Inc. (a)	6,300	544,194
American Software, Inc., Class A	20,000	414,000
Appfolio, Inc., Class A (a)	1,600	226,256
Appian Corp. (a)	4,500	598,275
Avaya Holdings Corp. (a)	71,300	1,998,539
Blackbaud, Inc.	3,400	241,672
Blackline, Inc. (a)	5,900	639,560
Bottomline Technologies DE, Inc. (a)	3,000	135,750
Box, Inc., Class A (a)	11,600	266,336
Cerence, Inc. (a)	2,300	206,034
ChannelAdvisor Corp. (a)	52,081	1,226,508
Cloudera, Inc. (a)	17,500	212,975
Cognyte Software Ltd. (a)	8,114	225,650
CommVault Systems, Inc. (a)	29,105	1,877,272
Cornerstone OnDemand, Inc. (a)	3,900	169,962
Digital Turbine, Inc. (a)	17,000	1,366,120
Domo, Inc., Class B (a)	333	18,745
Ebix, Inc.	5,100	163,353
Envestnet, Inc. (a)	1,400	101,122
InterDigital, Inc.	6,500	412,425
J2 Global, Inc. (a)	16,700	2,001,662
LivePerson, Inc. (a)	3,400	179,316
MicroStrategy, Inc., Class A (a)	1,300	882,440
Mimecast Ltd. (a)	13,700	550,877
Mitek Systems, Inc. (a)	71,400	1,041,012
Model N, Inc. (a)	600	21,138
Progress Software Corp.	41,100	1,810,866
PROS Holdings, Inc. (a)	1,600	68,000
Q2 Holdings, Inc. (a)	6,000	601,200
Qualys, Inc. (a)	700	73,346
Rapid7, Inc. (a)	2,800	208,908
Rimini Street, Inc. (a)	47,000	421,590
Sailpoint Technologies Holdings, Inc. (a)	7,200	364,608
Sapiens International Corp. NV	45,567	1,448,575
Sprout Social, Inc., Class A (a)	600	34,656
SPS Commerce, Inc. (a)	18,300	1,817,373
SVMK, Inc. (a)	12,400	227,168
Tenable Holdings, Inc. (a)	9,000	325,665
Upland Software, Inc. (a)	700	33,033
Varonis Systems, Inc. (a)	6,300	323,442

	Shares	Value
Common Stocks
Software
Verint Systems, Inc. (a)	19,745	$ 898,200
Veritone, Inc. (a)	700	16,786
Workiva, Inc. (a)	4,200	370,692
Xperi Holding Corp.	6,000	130,620
Yext, Inc. (a)	2,800	40,544
Zix Corp. (a)	98,000	739,900
Zuora, Inc., Class A (a)	4,200	62,160
		27,252,102
Specialty Retail 4.7%
Aaron's Co., Inc. (The)	13,300	341,544
Abercrombie & Fitch Co., Class A	25,200	864,612
America's Car-Mart, Inc. (a)	1,200	182,844
Asbury Automotive Group, Inc. (a)	2,500	491,250
At Home Group, Inc. (a)	38,800	1,113,560
Bed Bath & Beyond, Inc.	24,200	705,430
Caleres, Inc.	7,700	167,860
Camping World Holdings, Inc., Class A	733	26,667
Citi Trends, Inc.	6,400	536,192
Conn's, Inc. (a)	9,800	190,610
Container Store Group, Inc. (The) (a)	74,000	1,231,360
Express, Inc. (a)	23,206	93,288
GameStop Corp., Class A (a)	11,026	2,092,955
Genesco, Inc. (a)	1,300	61,750
Group 1 Automotive, Inc.	1,600	252,464
GrowGeneration Corp. (a)	866	43,031
Haverty Furniture Cos., Inc.	12,300	457,437
Hibbett Sports, Inc. (a)	11,000	757,790
Lithia Motors, Inc., Class A	4,800	1,872,432
Lumber Liquidators Holdings, Inc. (a)	2,300	57,776
MarineMax, Inc. (a)	24,800	1,224,128
Michaels Cos., Inc. (The) (a)	8,500	186,490
Murphy USA, Inc.	14,800	2,139,488
ODP Corp. (The)	41,633	1,802,293
OneWater Marine, Inc., Class A (a)	2,100	83,916
Rent-A-Center, Inc.	34,005	1,960,728
RH (a)	2,800	1,670,480
Signet Jewelers Ltd. (a)	27,900	1,617,642
Sleep Number Corp. (a)	8,300	1,190,967
Sportsman's Warehouse Holdings, Inc. (a)	41,300	712,012
Tilly's, Inc., Class A (a)	1,400	15,848
Urban Outfitters, Inc. (a)	11,000	409,090
		24,553,934
Technology Hardware, Storage & Peripherals 0.1%
3D Systems Corp. (a)	15,745	432,043
Diebold Nixdorf, Inc. (a)	2,900	40,977
Eastman Kodak Co. (a)	21,622	170,165

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc. (a)	1,400	$ 54,684
		697,869
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc. (a)	7,900	635,555
Deckers Outdoor Corp. (a)	9,500	3,138,990
G-III Apparel Group Ltd. (a)	5,266	158,717
Movado Group, Inc.	4,800	136,560
Rocky Brands, Inc.	24,500	1,324,470
Superior Group of Cos., Inc.	4,300	109,306
Vera Bradley, Inc. (a)	1,400	14,140
		5,517,738
Thrifts & Mortgage Finance 1.4%
Bridgewater Bancshares, Inc. (a)	21,600	348,840
Essent Group Ltd.	5,800	275,442
Flagstar Bancorp, Inc.	40,328	1,818,793
FS Bancorp, Inc.	6,100	409,920
Home Bancorp, Inc.	1,100	39,655
HomeStreet, Inc.	9,200	405,444
Luther Burbank Corp.	11,700	138,411
Merchants Bancorp	31,300	1,312,722
Meridian Bancorp, Inc.	53,800	990,996
OP Bancorp	22,700	238,804
PennyMac Financial Services, Inc.	1,066	71,283
Provident Financial Services, Inc.	1,000	22,280
Radian Group, Inc.	25,300	588,225
Riverview Bancorp, Inc.	3,500	24,255
Southern Missouri Bancorp, Inc.	800	31,536
Territorial Bancorp, Inc.	666	17,622
TrustCo Bank Corp.	10,066	74,187
Waterstone Financial, Inc.	12,000	245,040
Western New England Bancorp, Inc.	8,700	73,341
		7,126,796
Tobacco 0.4%
Universal Corp.	9,500	560,405
Vector Group Ltd.	121,000	1,687,950
		2,248,355
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	6,200	565,254
Boise Cascade Co.	7,900	472,657
CAI International, Inc.	29,000	1,320,080
GATX Corp.	1,100	102,014
GMS, Inc. (a)	5,800	242,150
McGrath RentCorp	3,266	263,403
Rush Enterprises, Inc.
Class A	39,550	1,970,776

	Shares	Value
Common Stocks
Trading Companies & Distributors
Rush Enterprises, Inc.
Class B	5,800	$ 261,522

SiteOne Landscape Supply, Inc. (a)	5,000	853,700
Systemax, Inc.	6,100	250,832
Titan Machinery, Inc. (a)	2,900	73,950
Triton International Ltd.	22,700	1,248,273
Veritiv Corp. (a)	11,500	489,210
WESCO International, Inc. (a)	3,000	259,590
		8,373,411
Water Utilities 0.6%
American States Water Co.	1,000	75,620
Artesian Resources Corp., Class A	5,600	220,528
California Water Service Group	29,916	1,685,467
Consolidated Water Co. Ltd., Class D	64,000	860,800
Pure Cycle Corp. (a)	14,100	189,222
SJW Group	1,333	83,966
York Water Co. (The)	4,400	215,468
		3,331,071
Wireless Telecommunication Services 0.0% ‡
Spok Holdings, Inc.	5,600	58,744
Total Common Stocks (Cost $376,679,803)		510,959,581
Exchange-Traded Funds 3.3%
iShares Core S&P Small-Cap ETF	135,150	14,667,829
iShares Russell 2000 ETF	12,958	2,862,941
Total Exchange-Traded Funds (Cost $17,322,117)		17,530,770
Short-Term Investments 0.0% ‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (c)	38,465	38,465
Total Affiliated Investment Company (Cost $38,465)		38,465

	Shares	Value
Short-Term Investments ‡
Unaffiliated Investment Company 0.0% ‡
BlackRock Liquidity FedFund, 0.06% (c)(d)	83,585	$ 83,585
Total Unaffiliated Investment Company (Cost $83,585)		83,585
Total Short-Term Investments (Cost $122,050)		122,050
Total Investments (Cost $394,123,970)	100.1%	528,612,401
Other Assets, Less Liabilities	(0.1)	(475,710)
Net Assets	100.0%	$ 528,136,691

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $83,585. The Portfolio received cash collateral with a value of $83,585.
(c)	Current yield as of March 31, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 510,163,398	$ 796,183	$ —	$ 510,959,581
Exchange-Traded Funds	17,530,770	—	—	17,530,770
Short-Term Investments
Affiliated Investment Company	38,465	—	—	38,465
Unaffiliated Investment Company	83,585	—	—	83,585
Total Short-Term Investments	122,050	—	—	122,050
Total Investments in Securities	$ 527,816,218	$ 796,183	$ —	$ 528,612,401

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Unconstrained Bond Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.7%
Asset-Backed Securities 7.5%
Automobile Asset-Backed Securities 1.3%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C
3.88%, due 4/13/26 (a)	$ 3,615,000	$ 3,803,467
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2020-2A, Class A
2.02%, due 2/20/27	1,815,000	1,851,921
Series 2020-1A, Class A
2.33%, due 8/20/26	1,295,000	1,344,472
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	2,240,000	2,366,234
Series 2018-4, Class A
4.06%, due 11/15/30	2,295,000	2,595,472
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	1,070,000	1,122,037
		13,083,603
Home Equity Asset-Backed Securities 0.5%
Bayview Financial Acquisition Trust
Series 2006-D, Class 2A4
0.389% (1 Month LIBOR + 0.28%), due 12/28/36 (b)	361,898	361,249
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.299% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	3,755,717	3,700,803
First NLC Trust
Series 2007-1, Class A1
0.179% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	64,136	40,600
JPMorgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.209% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	22,443	14,428
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.209% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	17,440	7,958
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
0.219% (1 Month LIBOR + 0.11%), due 2/25/37	18,114	7,538
Series 2007-HE7, Class M1
2.109% (1 Month LIBOR + 2.00%), due 7/25/37	930,000	942,384
		5,074,960
Other Asset-Backed Securities 5.7%
American Airlines Pass-Through Trust
Series 2015-2, Class A
4.00%, due 9/22/27	381,586	364,105
Series 2013-2, Class A
4.95%, due 1/15/23	4,123,127	4,122,441

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	$ 2,285,737	$ 2,302,825
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,605,000	1,600,177
Series 2020-1, Class A2
1.99%, due 7/15/60	1,312,977	1,301,662
Continental Airlines Pass-Through Trust
Series 2007-1, Class A
5.983%, due 4/19/22	433,178	442,145
Series 2005-ERJ1
9.798%, due 4/1/21	1,957	1,956
Crown Castle Towers LLC (a)
3.72%, due 7/15/23	1,550,000	1,610,717
4.241%, due 7/15/28	3,755,000	4,184,213
DB Master Finance LLC
Series 2019-1A, Class A23
4.352%, due 5/20/49 (a)	1,920,750	2,074,295
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA
3.204%, due 4/25/24	3,695,000	3,827,599
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, due 10/25/45 (a)	3,135,812	3,311,355
Hilton Grand Vacations Trust (a)
Series 2019-AA, Class A
2.34%, due 7/25/33	1,629,762	1,680,031
Series 2020-AA, Class A
2.74%, due 2/25/39	1,440,875	1,497,638
Series 2020-AA, Class B
4.22%, due 2/25/39	758,356	809,053
MVW LLC
Series 2019-2A, Class A
2.22%, due 10/20/38 (a)	2,161,315	2,204,367
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,590,000	1,579,429
Series 2020-FA, Class B
2.69%, due 7/15/69	1,385,000	1,373,827
Series 2020-HA, Class B
2.78%, due 1/15/69	1,100,000	1,077,418
PFS Financing Corp. (a)
Series 2020-B, Class B
1.71%, due 6/15/24	910,000	915,866
Series 2020-A, Class B
1.77%, due 6/15/25	2,150,000	2,174,658

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Progress Residential Trust
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	$ 3,000,000	$ 2,990,769
Sierra Timeshare Receivables Funding LLC (a)
Series 2021-1A, Class C
1.79%, due 11/20/37	955,000	956,522
Series 2019-3A, Class A
2.34%, due 8/20/36	1,039,062	1,065,011
Series 2019-1A, Class A
3.20%, due 1/20/36	2,131,334	2,209,449
Series 2020-2A, Class C
3.51%, due 7/20/37	2,340,729	2,411,166
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	974,268	1,010,330
Series 2010-1, Class A
6.25%, due 4/22/23	638,035	637,687
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	857,312	875,566
Series 2020-1, Class A
5.875%, due 10/15/27	2,176,090	2,412,616
Series 2007-1
6.636%, due 7/2/22	1,288,140	1,320,343
Wendy's Funding LLC
Series 2019-1A, Class A2I
3.783%, due 6/15/49 (a)	1,958,087	2,072,264
		56,417,500
Total Asset-Backed Securities (Cost $71,700,756)		74,576,063
Convertible Bond 0.5%
Semiconductors 0.5%
ON Semiconductor Corp.
1.625%, due 10/15/23 (c)	2,562,000	5,317,751
Total Convertible Bond (Cost $2,689,397)		5,317,751
Corporate Bonds 52.8%
Advertising 0.1%
Clear Channel International BV
6.625%, due 8/1/25 (a)	1,389,000	1,451,658

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense 0.4%
BAE Systems plc
3.00%, due 9/15/50 (a)	$ 775,000	$ 705,353
L3Harris Technologies, Inc.
4.40%, due 6/15/28	3,270,000	3,710,612
		4,415,965
Agriculture 0.3%
BAT Capital Corp.
3.734%, due 9/25/40	1,900,000	1,808,944
JBS Investments II GmbH
7.00%, due 1/15/26 (a)	885,000	942,012
		2,750,956
Airlines 1.0%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,640,000	1,706,732
5.75%, due 4/20/29	1,000,000	1,063,650
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,185,000	1,264,867
4.75%, due 10/20/28	955,000	1,038,463
7.00%, due 5/1/25	2,555,000	2,943,251
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	2,050,000	2,247,312
		10,264,275
Auto Manufacturers 1.9%
Daimler Finance North America LLC
0.742% (3 Month LIBOR + 0.55%), due 5/4/21 (a)(b)	2,335,000	2,335,988
Ford Motor Co.
8.50%, due 4/21/23	2,335,000	2,603,525
9.00%, due 4/22/25	2,400,000	2,906,676
Ford Motor Credit Co. LLC
1.429% (3 Month LIBOR + 1.235%), due 2/15/23 (b)	1,230,000	1,217,771
4.063%, due 11/1/24	2,485,000	2,606,889
4.25%, due 9/20/22	900,000	930,960
General Motors Co.
6.125%, due 10/1/25	745,000	876,052
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	867,112
3.45%, due 4/10/22	4,000,000	4,093,959
		18,438,932
Auto Parts & Equipment 0.3%
LKQ European Holdings BV
3.625%, due 4/1/26 (a)	EUR 2,835,000	3,384,880

	Principal Amount	Value
Corporate Bonds
Banks 10.5%
Bank of America Corp.
2.676%, due 6/19/41 (d)	$ 2,985,000	$ 2,794,503
3.004%, due 12/20/23 (d)	6,566,000	6,828,935
3.705%, due 4/24/28 (d)	1,695,000	1,853,983
Series MM
4.30%, due 1/28/25 (d)(e)	4,056,000	4,071,210
Series DD
6.30%, due 3/10/26 (d)(e)	1,810,000	2,081,500
8.57%, due 11/15/24	455,000	569,318
Barclays Bank plc
Series Reg S
10.00%, due 5/21/21	GBP 401,000	559,010
Barclays plc
2.852%, due 5/7/26 (d)	$ 3,010,000	3,150,988
5.20%, due 5/12/26	1,725,000	1,949,612
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	2,900,000	2,972,749
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	1,650,000	1,639,688
Citigroup, Inc.
5.50%, due 9/13/25	2,710,000	3,141,084
Series M
6.30%, due 5/15/24 (d)(e)	3,975,000	4,222,682
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (a)	2,550,000	2,441,626
Credit Suisse Group AG
4.50% (5 Year Treasury Constant Maturity Rate + 3.554%), due 9/3/30 (a)(b)(e)	235,000	220,313
Goldman Sachs Group, Inc. (The)
1.364% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	3,075,000	3,115,156
6.75%, due 10/1/37	1,828,000	2,584,099
Huntington National Bank (The)
3.55%, due 10/6/23	1,445,000	1,552,967
JPMorgan Chase & Co. (d)
2.956%, due 5/13/31	1,245,000	1,268,022
3.54%, due 5/1/28	4,175,000	4,543,860
Series HH
4.60%, due 2/1/25 (e)	5,617,000	5,680,191
Lloyds Banking Group plc
2.907%, due 11/7/23 (d)	1,160,000	1,201,875
4.582%, due 12/10/25	2,500,000	2,791,333
Morgan Stanley
Series H
3.851% (3 Month LIBOR + 3.61%), due 7/15/21 (b)(e)	2,125,000	2,128,176
Series F
3.875%, due 4/29/24	6,015,000	6,570,771
5.00%, due 11/24/25	3,840,000	4,413,244
Natwest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)	2,685,000	2,793,844

	Principal Amount	Value
Corporate Bonds
Banks
Popular, Inc.
6.125%, due 9/14/23	$ 1,953,000	$ 2,109,240
Santander Holdings USA, Inc.
3.40%, due 1/18/23	5,055,000	5,277,701
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(e)	3,850,000	3,960,687
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(e)	1,390,000	1,385,135
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	2,700,000	2,828,331
Truist Financial Corp.
Series P
4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(e)	2,420,000	2,622,675
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (a)(b)(e)	2,715,000	2,678,348
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,750,390
Series U
5.875%, due 6/15/25 (d)(e)	595,000	655,095
Series S
5.90%, due 6/15/24 (d)(e)	3,270,000	3,475,193
		103,883,534
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,833,000	2,141,949
Constellation Brands, Inc.
4.25%, due 5/1/23	2,985,000	3,202,128
		5,344,077
Biotechnology 0.5%
Biogen, Inc.
3.15%, due 5/1/50	1,125,000	1,033,154
3.625%, due 9/15/22	3,560,000	3,720,809
		4,753,963
Building Materials 0.5%
Builders FirstSource, Inc. (a)
5.00%, due 3/1/30	2,750,000	2,883,513
6.75%, due 6/1/27	845,000	909,431
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	970,000	1,005,502
		4,798,446
Chemicals 0.7%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,250,000	1,236,250
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,015,000	1,042,831

	Principal Amount	Value
Corporate Bonds
Chemicals
Nutrition & Biosciences, Inc.
2.30%, due 11/1/30 (a)	$ 2,035,000	$ 1,972,536
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,200,000	2,398,000
		6,649,617
Commercial Services 1.7%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,320,000	1,399,834
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	2,250,000	2,412,248
California Institute of Technology
3.65%, due 9/1/19	2,434,000	2,464,822
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	2,435,000	2,591,327
IHS Markit Ltd.
4.125%, due 8/1/23	2,175,000	2,330,752
4.75%, due 2/15/25 (a)	3,105,000	3,476,668
Trustees of the University of Pennsylvania (The)
3.61%, due 2/15/19	2,515,000	2,483,730
		17,159,381
Computers 1.2%
Dell International LLC (a)
4.90%, due 10/1/26	3,695,000	4,191,951
6.02%, due 6/15/26	625,000	739,904
8.10%, due 7/15/36	1,240,000	1,816,253
NCR Corp. (a)
5.00%, due 10/1/28	2,230,000	2,252,300
6.125%, due 9/1/29	893,000	945,464
8.125%, due 4/15/25	1,484,000	1,624,980
		11,570,852
Distribution & Wholesale 0.4%
Performance Food Group, Inc.
5.50%, due 10/15/27 (a)	3,400,000	3,555,584
Diversified Financial Services 3.5%
AerCap Ireland Capital DAC
3.30%, due 1/23/23	1,400,000	1,451,562
4.45%, due 12/16/21	2,200,000	2,250,671
Air Lease Corp.
2.30%, due 2/1/25	3,640,000	3,717,923
2.625%, due 7/1/22	2,155,000	2,201,868
2.75%, due 1/15/23	1,040,000	1,071,694
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	4,055,796
8.00%, due 11/1/31	3,450,000	4,804,725

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	$ 2,340,000	$ 2,320,829
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	3,885,000	3,675,210
Capital One Financial Corp.
Series E
3.99% (3 Month LIBOR + 3.80%), due 6/1/21 (b)(e)(f)	2,365,000	2,353,175
Charles Schwab Corp. (The)
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(e)	2,600,000	2,872,142
Discover Financial Services
3.85%, due 11/21/22	300,000	315,223
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	1,034,000	1,023,660
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	2,130,000	1,888,524
OneMain Finance Corp.
6.125%, due 3/15/24	880,000	950,400
		34,953,402
Electric 1.3%
AEP Transmission Co. LLC
3.10%, due 12/1/26	3,360,000	3,631,309
Appalachian Power Co.
Series X
3.30%, due 6/1/27	1,400,000	1,506,529
Duke Energy Corp.
4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(e)	2,625,000	2,773,313
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,815,698
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,605,000	1,392,763
Puget Energy, Inc.
5.625%, due 7/15/22	585,000	615,403
WEC Energy Group, Inc.
2.306% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	1,860,340	1,697,633
		13,432,648
Electronics 0.1%
FLIR Systems, Inc.
2.50%, due 8/1/30	1,335,000	1,307,006
Environmental Control 0.3%
Republic Services, Inc.
4.75%, due 5/15/23	1,999,000	2,158,493
Stericycle, Inc.
3.875%, due 1/15/29 (a)	310,000	306,125

	Principal Amount	Value
Corporate Bonds
Environmental Control
Waste Management, Inc.
2.40%, due 5/15/23	$ 505,000	$ 523,591
		2,988,209
Food 1.2%
JBS USA LUX SA
5.50%, due 1/15/30 (a)	1,100,000	1,217,420
Kraft Heinz Foods Co.
4.25%, due 3/1/31	2,364,000	2,602,614
5.00%, due 7/15/35	997,000	1,147,497
Smithfield Foods, Inc. (a)
3.00%, due 10/15/30	2,005,000	1,993,952
3.35%, due 2/1/22	1,805,000	1,841,134
Sysco Corp.
3.30%, due 7/15/26	1,735,000	1,868,185
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	1,425,000	1,527,600
		12,198,402
Food Service 0.1%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	1,294,000	1,371,640
Gas 0.1%
National Fuel Gas Co.
2.95%, due 3/1/31	960,000	924,446
Healthcare-Products 0.6%
Baxter International, Inc.
2.60%, due 8/15/26	6,085,000	6,463,168
Healthcare-Services 0.4%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	1,845,000	1,745,509
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,880,000	1,822,215
		3,567,724
Home Builders 0.7%
DR Horton, Inc.
4.375%, due 9/15/22	3,350,000	3,498,310
Lennar Corp.
4.75%, due 11/29/27	868,000	996,568

	Principal Amount	Value
Corporate Bonds
Home Builders
Toll Brothers Finance Corp.
3.80%, due 11/1/29	$ 1,251,000	$ 1,321,369
4.35%, due 2/15/28	764,000	826,075
		6,642,322
Home Furnishings 0.4%
Panasonic Corp.
2.536%, due 7/19/22 (a)	3,500,000	3,581,945
Household Products & Wares 0.2%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,465,000	2,465,000
Housewares 0.2%
Scotts Miracle-Gro Co. (The)
5.25%, due 12/15/26	1,960,000	2,058,862
Insurance 2.1%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,985,000	2,977,864
Empower Finance 2020 LP
3.075%, due 9/17/51 (a)	2,270,000	2,118,564
Lincoln National Corp.
2.549% (3 Month LIBOR + 2.3575%), due 5/17/66 (b)	6,418,000	5,502,665
MassMutual Global Funding II
2.95%, due 1/11/25 (a)	2,995,000	3,187,609
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	870,000	1,003,780
Protective Life Corp.
8.45%, due 10/15/39	1,564,000	2,369,031
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	3,100,000	3,247,023
Willis North America, Inc.
3.875%, due 9/15/49	840,000	891,386
		21,297,922
Internet 1.5%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	875,000	866,250
Expedia Group, Inc.
3.25%, due 2/15/30	2,315,000	2,329,922
3.60%, due 12/15/23 (a)	1,215,000	1,293,189
3.80%, due 2/15/28	2,245,000	2,377,847
5.00%, due 2/15/26	315,000	355,486
6.25%, due 5/1/25 (a)	231,000	267,200
Match Group Holdings II LLC (a)
4.125%, due 8/1/30	148,000	148,416

	Principal Amount	Value
Corporate Bonds
Internet
Match Group Holdings II LLC (a)
5.00%, due 12/15/27	$ 1,775,000	$ 1,859,313
VeriSign, Inc.
4.625%, due 5/1/23	3,670,000	3,688,350
Weibo Corp.
3.50%, due 7/5/24	1,625,000	1,712,202
		14,898,175
Investment Companies 0.2%
Icahn Enterprises LP
6.25%, due 5/15/26	1,650,000	1,728,375
Iron & Steel 0.7%
ArcelorMittal SA
4.55%, due 3/11/26	3,205,000	3,562,707
Vale Overseas Ltd.
6.25%, due 8/10/26	2,780,000	3,306,810
		6,869,517
Lodging 0.9%
Boyd Gaming Corp.
6.375%, due 4/1/26	1,000	1,033
8.625%, due 6/1/25 (a)	620,000	689,440
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	2,120,000	2,248,896
5.375%, due 5/1/25 (a)	1,135,000	1,196,290
Marriott International, Inc.
3.75%, due 10/1/25	1,860,000	1,986,774
MGM Resorts International
6.00%, due 3/15/23	2,300,000	2,463,875
		8,586,308
Machinery-Diversified 0.6%
Clark Equipment Co.
5.875%, due 6/1/25 (a)	1,535,000	1,623,262
CNH Industrial Capital LLC
4.875%, due 4/1/21	4,355,000	4,355,000
		5,978,262
Media 1.3%
Charter Communications Operating LLC
4.464%, due 7/23/22	2,770,000	2,888,984
Grupo Televisa SAB
5.25%, due 5/24/49 (f)	1,735,000	1,982,627
Sirius XM Radio, Inc. (a)
3.875%, due 8/1/22	2,545,000	2,554,544
5.375%, due 7/15/26	3,000,000	3,097,500

	Principal Amount	Value
Corporate Bonds
Media
Sky Ltd.
3.75%, due 9/16/24 (a)	$ 1,105,000	$ 1,213,614
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	740,000	848,316
		12,585,585
Mining 0.7%
Anglo American Capital plc
4.125%, due 4/15/21 (a)	1,235,000	1,236,018
Glencore Funding LLC
1.625%, due 9/1/25 (a)	3,165,000	3,163,896
Industrias Penoles SAB de CV
4.75%, due 8/6/50 (a)	2,672,000	2,745,480
		7,145,394
Miscellaneous—Manufacturing 1.0%
General Electric Co.
3.625%, due 5/1/30	1,715,000	1,846,480
4.25%, due 5/1/40	1,865,000	2,047,047
4.35%, due 5/1/50	2,525,000	2,802,610
Textron Financial Corp.
1.929% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	3,720,000	2,938,800
		9,634,937
Oil & Gas 2.3%
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(e)	2,895,000	3,101,269
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)	2,500,000	3,275,290
Marathon Petroleum Corp.
4.50%, due 5/1/23	1,615,000	1,732,144
4.70%, due 5/1/25	1,755,000	1,972,467
5.125%, due 12/15/26 (c)	5,755,000	6,715,729
Petrobras Global Finance BV
5.60%, due 1/3/31	1,370,000	1,443,706
6.75%, due 6/3/50	2,085,000	2,225,738
Valero Energy Corp.
4.00%, due 4/1/29	2,250,000	2,424,530
		22,890,873
Packaging & Containers 1.3%
Ball Corp.
5.00%, due 3/15/22	4,240,000	4,386,916
Berry Global, Inc.
4.875%, due 7/15/26 (a)	166,000	175,653
Graham Packaging Co., Inc.
7.125%, due 8/15/28 (a)	1,000,000	1,063,750
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	2,950,000	3,207,019

	Principal Amount	Value
Corporate Bonds
Packaging & Containers
Sealed Air Corp.
4.875%, due 12/1/22 (a)	$ 1,875,000	$ 1,950,000
WestRock RKT LLC
4.00%, due 3/1/23	2,230,000	2,348,337
		13,131,675
Pharmaceuticals 1.9%
AbbVie, Inc.
3.45%, due 3/15/22	4,165,000	4,260,983
4.25%, due 11/21/49	3,065,000	3,468,158
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	4,590,000	4,715,674
6.25%, due 2/15/29	1,440,000	1,530,663
Becton Dickinson and Co.
3.363%, due 6/6/24	2,245,000	2,411,630
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,575,000	2,462,344
		18,849,452
Pipelines 1.5%
Enterprise Products Operating LLC
3.95%, due 1/31/60 (c)	1,760,000	1,763,260
4.20%, due 1/31/50	545,000	580,242
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	389,000	400,670
MPLX LP
4.00%, due 3/15/28	2,500,000	2,760,924
4.125%, due 3/1/27	1,780,000	1,976,020
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,354,506
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,710,000	3,057,820
Spectra Energy Partners LP
4.75%, due 3/15/24	818,000	899,747
Western Midstream Operating LP
6.50%, due 2/1/50 (g)	1,975,000	2,135,469
		14,928,658
Real Estate 0.2%
Realogy Group LLC
7.625%, due 6/15/25 (a)	1,900,000	2,074,420
Real Estate Investment Trusts 1.0%
Boston Properties LP
3.20%, due 1/15/25	4,800,000	5,132,470
CyrusOne LP
3.45%, due 11/15/29	2,030,000	2,086,860

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Host Hotels & Resorts LP
Series D
3.75%, due 10/15/23	$ 329,000	$ 348,167
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	2,599,000	2,631,358
		10,198,855
Retail 2.5%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	395,000	357,362
2.80%, due 2/10/51	1,240,000	1,110,576
Alimentation Couche-Tard, Inc.
2.70%, due 7/26/22 (a)	1,650,000	1,693,460
AutoNation, Inc.
4.75%, due 6/1/30	2,880,000	3,320,826
Darden Restaurants, Inc.
3.85%, due 5/1/27	2,025,000	2,204,411
Dollar General Corp.
3.25%, due 4/15/23	2,794,000	2,939,949
Kohl's Corp.
9.50%, due 5/15/25	1,175,000	1,523,532
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(f)	1,750,000	1,794,546
Macy's, Inc.
8.375%, due 6/15/25 (a)	2,605,000	2,880,531
Nordstrom, Inc.
4.25%, due 8/1/31 (a)	1,935,000	1,933,486
QVC, Inc.
4.375%, due 9/1/28	2,430,000	2,449,258
Starbucks Corp.
4.45%, due 8/15/49	2,065,000	2,395,916
		24,603,853
Semiconductors 0.6%
Broadcom, Inc.
3.625%, due 10/15/24	2,470,000	2,687,433
3.75%, due 2/15/51 (a)	910,000	870,157
NXP BV (a)
3.40%, due 5/1/30	1,380,000	1,457,215
4.625%, due 6/1/23	1,065,000	1,153,637
		6,168,442
Software 0.1%
Oracle Corp.
3.65%, due 3/25/41	685,000	693,174

	Principal Amount	Value
Corporate Bonds
Telecommunications 3.3%
Altice France SA
7.375%, due 5/1/26 (a)	$ 2,870,000	$ 2,985,087
AT&T, Inc.
Series B
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(e)	EUR 2,200,000	2,574,574
3.65%, due 6/1/51	$ 1,860,000	1,798,978
CommScope Technologies LLC
5.00%, due 3/15/27 (a)	3,909,000	3,872,373
CommScope, Inc.
7.125%, due 7/1/28 (a)	930,000	987,734
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	4,750,000	5,085,825
Telefonica Emisiones SA
4.57%, due 4/27/23	1,781,000	1,919,726
T-Mobile US, Inc.
2.625%, due 2/15/29	1,770,000	1,718,741
4.50%, due 2/1/26	2,245,000	2,296,916
4.50%, due 4/15/50 (a)	1,130,000	1,268,866
6.00%, due 3/1/23	1,200,000	1,207,500
Verizon Communications, Inc.
1.298% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	2,455,000	2,510,237
3.40%, due 3/22/41	900,000	913,667
3.55%, due 3/22/51	1,000,000	998,597
Vodafone Group plc
4.25%, due 9/17/50	2,020,000	2,225,381
		32,364,202
Total Corporate Bonds (Cost $499,916,447)		525,004,973
Foreign Government Bonds 2.8%
Brazil 0.7%
Federative Republic of Brazil
4.625%, due 1/13/28 (c)(f)	6,824,000	7,210,306
Chile 0.4%
Corp. Nacional del Cobre de Chile (a)
3.00%, due 9/30/29	2,055,000	2,111,081
3.75%, due 1/15/31	1,635,000	1,764,158
		3,875,239
Indonesia 0.3%
Indonesia Asahan Aluminium Persero PT
5.45%, due 5/15/30 (a)	2,685,000	3,047,475

	Principal Amount	Value
Foreign Government Bonds
Mexico 1.4%
Comision Federal de Electricidad
4.677%, due 2/9/51 (a)	$ 2,765,000	$ 2,588,731
Mexico Government Bond
2.659%, due 5/24/31	4,982,000	4,698,425
3.75%, due 4/19/71	2,230,000	1,934,525
Petroleos Mexicanos
6.75%, due 9/21/47	4,990,000	4,242,498
		13,464,179
Total Foreign Government Bonds (Cost $28,599,859)		27,597,199
Loan Assignments 4.0%
Buildings & Real Estate 0.2%
Realogy Group LLC Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25 (b)	1,605,971	1,583,388
Containers, Packaging & Glass 0.5%
BWAY Holding Co. Initial Term Loan
3.443% (3 Month LIBOR + 3.25%), due 4/3/24 (b)	5,031,586	4,913,882
Diversified/Conglomerate Service 0.6%
Change Healthcare Holdings, Inc. Closing Date Term Loan
3.50% (1 month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (b)	4,192,236	4,184,900
TruGreen LP First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	1,491,263	1,488,466
TruGreen LP Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28 (b)	645,000	664,350
		6,337,716
Ecological 0.2%
GFL Environmental, Inc. 2020 Refinancing Term Loan
3.50% (1 Month LIBOR + 3.00%), due 5/30/25 (b)	1,980,336	1,979,629
Finance 0.6%
Alliant Holdings Intermediate LLC 2018 Initial Term Loan
3.359% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	3,978,633	3,923,374
ON Semiconductor Corp. 2019 New Replacement Term Loan B4
2.115% (1 Month LIBOR + 2.00%), due 9/19/26 (b)	1,857,855	1,852,746
		5,776,120
Healthcare, Education & Childcare 0.1%
Syneos Health, Inc. Replacement Term Loan B
1.859% (1 Month LIBOR + 1.75%), due 8/1/24 (b)	1,591,649	1,580,375

	Principal Amount	Value
Loan Assignments
Iron & Steel 0.2%
Match Group, Inc. 2020 Refinancing Term Loan
1.948% (3 Month LIBOR + 1.75%), due 2/13/27 (b)	$ 1,859,000	$ 1,838,862
Personal & Nondurable Consumer Products 0.2%
Prestige Brands, Inc. Term Loan B4
2.109% (1 Month LIBOR + 2.00%), due 1/26/24 (b)	1,600,231	1,598,517
Radio and TV Broadcasting 0.2%
Nielsen Finance LLC Term Loan B4
2.103% (1 Month LIBOR + 2.00%), due 10/4/23 (b)	2,067,297	2,061,870
Software 0.4%
Iqvia, Inc. Dollar Term Loan B3
1.953% (3 Month LIBOR + 1.75%), due 6/11/25 (b)	3,744,125	3,718,852
Telecommunications 0.8%
Level 3 Financing, Inc. Tranche 2027 Term Loan B
1.859% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	3,963,602	3,909,812
SBA Senior Finance II LLC Initial Term Loan
1.86% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	4,159,420	4,106,272
		8,016,084
Total Loan Assignments (Cost $39,625,509)		39,405,295
Mortgage-Backed Securities 18.4%
Agency (Collateralized Mortgage Obligations) 2.1%
FHLMC
REMIC, Series 5048, Class IC
2.00%, due 12/25/50	10,615,598	1,037,631
REMIC, Series 5051, Class KI
2.50%, due 12/25/50	6,852,588	1,162,266
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	1,167,778	1,231,880
REMIC, Series 5036
3.50%, due 11/25/50	6,224,191	1,076,181
REMIC, Series 4924, Class NS
5.941% (1 Month LIBOR + 6.05%), due 10/25/49 (b)	4,893,279	776,343
REMIC, Series 4957, Class SB
5.941% (1 Month LIBOR + 6.05%), due 11/25/49 (b)	3,421,549	579,248
FNMA
REMIC, Series 2020-78, Class TI
2.00%, due 11/25/50	6,360,523	754,964
REMIC, Series 2020-91, Class MI
2.00%, due 12/25/50	7,929,136	885,138

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-2, Class AI
2.00%, due 2/25/51	$ 15,802,434	$ 1,824,314
REMIC, Series 2020-91, Class AI
2.50%, due 12/25/50	6,489,702	1,080,043
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51	4,896,212	617,416
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50	4,050,000	591,473
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	4,270,000	4,641,689
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,999,774	3,300,439
GNMA
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51	8,108,616	884,294
		20,443,319
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.6%
BANK
Series 2019-BN21, Class A5
2.851%, due 10/17/52	3,600,000	3,739,881
Bayview Commercial Asset Trust
Series 2005-3A, Class A1
0.589% (1 Month LIBOR + 0.48%), due 11/25/35 (a)(b)	1,216,363	1,147,051
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.116%, due 8/15/52	3,752,000	3,974,917
BX Commercial Mortgage Trust (a)(h)
Series 2020-VIV2, Class C
3.542%, due 3/9/44	2,075,000	2,103,749
Series 2020-VIV3, Class B
3.544%, due 3/9/44	1,680,000	1,762,507
Series 2020-VIVA, Class D
3.667%, due 3/11/44	950,000	938,565
BX Trust (a)
Series 2018-BILT, Class A
0.906% (1 Month LIBOR + 0.80%), due 5/15/30 (b)	3,075,000	3,074,942
Series 2018-GW, Class A
0.906% (1 Month LIBOR + 0.80%), due 5/15/35 (b)	1,955,000	1,954,376
Series 2021-MFM1, Class C
1.306% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	2,325,000	2,322,202
Series 2021-MFM1, Class D
1.606% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	1,050,000	1,046,739
Series 2021-LBA, Class DV
1.706% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	2,000,000	1,997,568
Series 2019-OC11, Class A
3.202%, due 12/9/41	1,495,000	1,562,128

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	$ 450,000	$ 478,523
Series 2019-OC11, Class C
3.856%, due 12/9/41	895,000	943,705
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,855,000	1,874,896
Series 2013-CR9, Class B
4.243%, due 7/10/45 (a)(h)	1,500,000	1,487,241
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,715,503	2,962,395
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	3,107,500	3,137,439
FREMF Mortgage Trust (a)(h)
REMIC, Series 2013-K30, Class B
3.556%, due 6/25/45	3,805,000	4,025,354
REMIC, Series 2015-K721, Class B
3.562%, due 11/25/47	1,345,000	1,393,121
GB Trust (a)(b)
Series 2020-FLIX, Class C
1.706% (1 Month LIBOR + 1.60%), due 8/15/37	1,300,000	1,303,301
Series 2020-FLIX, Class D
2.456% (1 Month LIBOR + 2.35%), due 8/15/37	1,920,000	1,924,794
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
1.306% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)	4,480,000	4,484,690
GS Mortgage Securities Trust
Series 2019-GC42, Class A4
3.001%, due 9/1/52	1,490,000	1,569,213
Series 2019-GC40, Class A4
3.16%, due 7/10/52	2,699,000	2,871,844
Series 2017-GS7, Class A4
3.43%, due 8/10/50	2,990,000	3,240,104
Hawaii Hotel Trust
Series 2019-MAUI, Class A
1.256% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)	2,025,000	2,026,236
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,405,000	1,496,448
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)(h)	1,960,000	2,078,840
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class A
4.128%, due 7/5/31 (a)	3,043,000	3,248,241

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4
4.166%, due 12/15/46	$ 2,930,000	$ 3,160,935
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class A3
3.231%, due 1/15/48	2,044,974	2,174,350
Manhattan West Mortgage Trust (a)
Series 2020-1MW, Class A
2.13%, due 9/10/39	1,725,000	1,732,266
Series 2020-1MW, Class D
2.335%, due 9/10/39 (h)	1,400,000	1,364,950
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,391,014	1,490,782
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,825,000	3,860,939
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(i)	1,485,000	1,499,628
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A3
2.787%, due 10/15/52	1,005,000	1,026,567
Series 2019-C53, Class A4
3.04%, due 10/15/52	3,566,000	3,752,320
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(h)	2,900,000	3,164,353
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(h)	4,325,000	4,748,900
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS
4.09%, due 6/15/45 (i)	1,780,000	1,784,085
		95,931,085
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.5%
UMBS, 30 Year
2.00%, due 7/1/50	2,486,705	2,485,015
2.00%, due 10/1/50	2,427,213	2,426,188
		4,911,203
Whole Loan (Collateralized Mortgage Obligations) 6.2%
Alternative Loan Trust
Series 2005-31, Class 1A1
0.669% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	1,503,428	1,433,823
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3
3.50%, due 7/25/49 (a)(i)	430,291	442,439

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M2
2.109% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(b)	$ 4,730,000	$ 4,715,260
FHLMC STACR Remic Trust (a)(b)
Series 2020-DNA2, Class M2
1.959% (1 Month LIBOR + 1.85%), due 2/25/50	2,725,000	2,714,439
Series 2020-DNA6, Class M2
2.017% (SOFR30A + 2.00%), due 12/25/50	4,235,000	4,216,735
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2017-DNA3, Class M2
2.609% (1 Month LIBOR + 2.50%), due 3/25/30	1,240,000	1,263,539
Series 2017-HQA1, Class M2
3.659% (1 Month LIBOR + 3.55%), due 8/25/29	3,250,675	3,333,045
Series 2016-DNA4, Class M3
3.909% (1 Month LIBOR + 3.80%), due 3/25/29	2,141,737	2,225,393
Series 2016-HQA3, Class M3
3.959% (1 Month LIBOR + 3.85%), due 3/25/29	5,458,561	5,654,873
Series 2016-HQA4, Class M3
4.009% (1 Month LIBOR + 3.90%), due 4/25/29	2,157,139	2,231,618
FNMA (b)
Series 2017-C05, Class 1M2
2.309% (1 Month LIBOR + 2.20%), due 1/25/30	866,530	874,939
Series 2017-C03, Class 1M2
3.109% (1 Month LIBOR + 3.00%), due 10/25/29	1,301,299	1,330,280
Series 2017-C02, Class 2M2
3.759% (1 Month LIBOR + 3.65%), due 9/25/29	2,428,740	2,495,122
Series 2016-C04, Class 1M2
4.359% (1 Month LIBOR + 4.25%), due 1/25/29	2,001,713	2,082,566
Series 2016-C06, Class 1M2
4.359% (1 Month LIBOR + 4.25%), due 4/25/29	2,913,713	3,033,289
Series 2016-C07, Class 2M2
4.459% (1 Month LIBOR + 4.35%), due 5/25/29	3,204,165	3,334,597
Series 2016-C05, Class 2M2
4.559% (1 Month LIBOR + 4.45%), due 1/25/29	5,604,106	5,830,796
Series 2015-C04, Class 1M2
5.809% (1 Month LIBOR + 5.70%), due 4/25/28	1,052,715	1,116,646
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(i)	1,750,000	1,813,272
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.329% (1 Month LIBOR + 0.22%), due 6/25/37 (b)	723,956	718,625
Mello Warehouse Securitization Trust
Series 2021-1, Class B
1.009% (1 Month LIBOR + 0.90%), due 2/25/55 (a)(b)	1,600,000	1,599,774
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.474%, due 8/25/59 (h)	3,756,895	2,805,756

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust (a)
Series 2019-4A, Class B6
4.794%, due 12/25/58 (i)	$ 3,344,817	$ 2,437,373
Series 2019-2A, Class B6
4.982%, due 12/25/57 (i)	1,313,019	928,681
Sequoia Mortgage Trust (a)(i)
Series 2017-1, Class A4
3.50%, due 2/25/47	245,250	246,098
Series 2018-7, Class B3
4.224%, due 9/25/48	1,614,816	1,639,319
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
1.957% (11th District Cost of Funds Index + 1.50%), due 8/25/46 (b)	982,870	961,188
		61,479,485
Total Mortgage-Backed Securities (Cost $176,171,768)		182,765,092
Municipal Bonds 0.4%
California 0.3%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	3,170,000	3,050,607
New York 0.1%
New York State Thruway Authority, Revenue Bonds
Series M
2.90%, due 1/1/35	640,000	663,698
Total Municipal Bonds (Cost $3,810,000)		3,714,305
U.S. Government & Federal Agencies 8.3%
United States Treasury Bond 0.9%
U.S. Treasury Bonds
1.875%, due 2/15/51	9,980,000	8,857,250
United States Treasury Inflation - Indexed Notes 7.3%
U.S. Treasury Inflation Linked Notes (j)
0.125%, due 1/15/30	5,055,000	5,560,732
0.75%, due 7/15/28	21,825,000	25,933,347
0.875%, due 1/15/29	34,860,000	41,409,281
		72,903,360

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes 0.1%
U.S. Treasury Notes
0.125%, due 2/15/24	$ 197,000	$ 195,938
1.125%, due 2/15/31	1,055,000	996,810
		1,192,748
Total U.S. Government & Federal Agencies (Cost $76,254,222)		82,953,358
Total Long-Term Bonds (Cost $898,767,958)		941,334,036

	Shares
Common Stocks 0.0% ‡
Software 0.0% ‡
salesforce.com, Inc. (k)	1,267	268,439
Total Common Stocks (Cost $146,797)		268,439
Short-Term Investments 5.4%
Affiliated Investment Company 5.2%
MainStay U.S. Government Liquidity Fund, 0.01% (l)	51,305,978	51,305,978
Total Affiliated Investment Company (Cost $51,305,978)		51,305,978
Unaffiliated Investment Company 0.2%
BlackRock Liquidity FedFund, 0.06% (l)(m)	2,042,442	2,042,442
Total Unaffiliated Investment Company (Cost $2,042,442)		2,042,442
Total Short-Term Investments (Cost $53,348,420)		53,348,420
Total Investments, Before Investments Sold Short (Cost $952,263,175)	100.1%	994,950,895

	Principal Amount	Value
Investments Sold Short (0.5%)
Corporate Bond Sold Short ( 0.5%)
Mining ( 0.5%)
FMG Resources August 2006 Pty. Ltd.
5.125%, due 5/15/24 (a)	$ (5,000,000)	$ (5,419,325)
Total Investments Sold Short (Proceeds $(5,145,661))		(5,419,325)
Total Investments, Net of Investments Sold Short (Cost $947,117,514)	99.6%	989,531,570
Other Assets, Less Liabilities	0.4	4,246,866
$ Net Assets	100.0%	$ 993,778,436

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for securities sold short.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $1,984,719. The Portfolio received cash collateral with a value of $2,042,442.
(g)	Step coupon—Rate shown was the rate in effect as of March 31, 2021.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2021.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Non-income producing security.
(l)	Current yield as of March 31, 2021.
(m)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of March 31, 2021, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,433,680	EUR	5,280,000	JPMorgan Chase Bank N.A.	5/4/21	$ 238,098
Total Unrealized Appreciation						238,098
USD	605,967	GBP	441,000	JPMorgan Chase Bank N.A.	5/4/21	(2,055)
Total Unrealized Depreciation						(2,055)
Net Unrealized Appreciation						$ 236,043

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	145	June 2021	$ 32,038,518	$ 32,005,351	$ (33,166)
U.S. Treasury 5 Year Notes	91	June 2021	11,245,096	11,229,258	(15,838)
U.S. Treasury Long Bonds	59	June 2021	9,456,706	9,121,031	(335,675)
Total Long Contracts					(384,679)
Short Contracts
U.S. Treasury 10 Year Notes	(168)	June 2021	(22,430,918)	(21,997,500)	433,418
U.S. Treasury 10 Year Ultra Bonds	(593)	June 2021	(88,327,569)	(85,206,687)	3,120,882
U.S. Treasury Ultra Bonds	(215)	June 2021	(40,139,961)	(38,962,031)	1,177,929
Total Short Contracts					4,732,229
Net Unrealized Appreciation					$ 4,347,550

1.	As of March 31, 2021, cash in the amount of $3,155,541 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2021.
Swap Contracts
As of March 31, 2021, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 50,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Quarterly	$ —	$ (2,459,445)	$ (2,459,445)
50,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Quarterly	—	(2,467,378)	(2,467,378)
						$ —	$ (4,926,823)	$ (4,926,823)

1.	As of March 31, 2021, cash in the amount of $1,000,802 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
EUAM—European Union Advisory Mission
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

GBP—British Pound Sterling
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 74,576,063	$ —	$ 74,576,063
Convertible Bond	—	5,317,751	—	5,317,751
Corporate Bonds	—	525,004,973	—	525,004,973
Foreign Government Bonds	—	27,597,199	—	27,597,199
Loan Assignments	—	39,405,295	—	39,405,295
Mortgage-Backed Securities	—	182,765,092	—	182,765,092
Municipal Bonds	—	3,714,305	—	3,714,305
U.S. Government & Federal Agencies	—	82,953,358	—	82,953,358
Total Long-Term Bonds	—	941,334,036	—	941,334,036
Common Stocks	268,439	—	—	268,439
Short-Term Investments
Affiliated Investment Company	51,305,978	—	—	51,305,978
Unaffiliated Investment Company	2,042,442	—	—	2,042,442
Total Short-Term Investments	53,348,420	—	—	53,348,420
Total Investments in Securities	53,616,859	941,334,036	—	994,950,895
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	238,098	—	238,098
Futures Contracts	4,732,229	—	—	4,732,229
Total Other Financial Instruments	4,732,229	238,098	—	4,970,327
Total Investments in Securities and Other Financial Instruments	$ 58,349,088	$ 941,572,134	$ —	$ 999,921,222
Liability Valuation Inputs
Long-Term Bonds Sold Short
Corporate Bond Sold Short	$ —	$ (5,419,325)	$ —	$ (5,419,325)
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	(2,055)	—	(2,055)
Futures Contracts	(384,679)	—	—	(384,679)
Interest Rate Swaps	—	(4,926,823)	—	(4,926,823)
Total Other Financial Instruments	(384,679)	(4,928,878)	—	(5,313,557)
Total Investments in Securities Sold Short and Other Financial Instruments	$ (384,679)	$ (10,348,203)	$ —	$ (10,732,882)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Mellon Natural Resources Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.5%
Canada 8.7%
Alamos Gold, Inc., Class A (Metals & Mining)	432,234	$ 3,375,748
Barrick Gold Corp. (Metals & Mining)	312,373	6,188,710
Kinross Gold Corp. (Metals & Mining)	1,240,891	8,264,707
West Fraser Timber Co. Ltd. (Paper & Forest Products)	61,493	4,423,953
		22,253,118
Chile 1.7%
Lundin Mining Corp. (Metals & Mining)	435,235	4,478,069
Denmark 0.9%
Orsted A/S (Electric Utilities) (a)	14,397	2,325,263
Italy 1.0%
Enel SpA (Electric Utilities)	271,958	2,708,631
Norway 3.0%
Equinor ASA (Oil, Gas & Consumable Fuels)	328,663	6,428,663
NEL ASA (Electrical Equipment) (b)	396,780	1,168,562
		7,597,225
Peru 1.0%
Southern Copper Corp. (Metals & Mining)	39,280	2,665,934
South Africa 4.6%
Anglo American plc (Metals & Mining)	198,605	7,782,675
Sibanye Stillwater Ltd. (Metals & Mining)	913,995	4,025,046
		11,807,721
United States 76.0%
Array Technologies, Inc. (Electrical Equipment) (b)	36,541	1,089,653
Bunge Ltd. (Food Products)	124,991	9,908,036
CF Industries Holdings, Inc. (Chemicals)	217,318	9,861,891
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) (b)	16,479	715,024
Clean Harbors, Inc. (Commercial Services & Supplies) (b)	29,874	2,511,208
CNX Resources Corp. (Oil, Gas & Consumable Fuels) (b)	213,491	3,138,318
Coeur Mining, Inc. (Metals & Mining) (b)	527,651	4,764,688
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) (b)	580,668	3,216,901
ConocoPhillips (Oil, Gas & Consumable Fuels)	233,098	12,347,201
Corteva, Inc. (Chemicals)	232,736	10,850,152
Covanta Holding Corp. (Commercial Services & Supplies)	213,542	2,959,692
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	388,309	8,484,552
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	53,822	3,955,379
EQT Corp. (Oil, Gas & Consumable Fuels) (b)	546,006	10,144,791
Fluor Corp. (Construction & Engineering)	213,696	4,934,241
Freeport-McMoRan, Inc. (Metals & Mining)	281,213	9,260,344
Hess Corp. (Oil, Gas & Consumable Fuels)	161,448	11,424,060
Louisiana-Pacific Corp. (Paper & Forest Products)	64,948	3,602,016

	Shares	Value
Common Stocks
United States
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	206,959	$ 11,070,237
Mosaic Co. (The) (Chemicals)	347,788	10,993,579
MP Materials Corp. (Metals & Mining) (b)(c)	86,578	3,112,479
Newmont Corp. (Metals & Mining)	145,805	8,787,667
NextEra Energy Partners LP (Independent Power and Renewable Electricity Producers)	52,203	3,804,555
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	342,116	9,107,128
Phillips 66 (Oil, Gas & Consumable Fuels)	53,266	4,343,310
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	72,830	11,566,861
Range Resources Corp. (Oil, Gas & Consumable Fuels) (b)	327,693	3,385,069
Star Peak Energy Transition Corp., Class A (Capital Markets) (b)(c)	55,212	1,467,535
Sunnova Energy International, Inc. (Independent Power and Renewable Electricity Producers) (b)	83,038	3,389,611
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	153,887	11,018,309
		195,214,487
Zambia 1.6%
First Quantum Minerals Ltd. (Metals & Mining)	220,057	4,193,813
Total Common Stocks (Cost $199,848,451)		253,244,261
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
United States 0.8%
BlackRock Liquidity FedFund, 0.06% (d)(e)	2,079,943	2,079,943
Total Short-Term Investment (Cost $2,079,943)		2,079,943
Total Investments (Cost $201,928,394)	99.3%	255,324,204
Other Assets, Less Liabilities	0.7	1,685,197
Net Assets	100.0%	$ 257,009,401

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $4,579,349; the total market value of collateral held by the Portfolio was $4,596,543. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,516,600. The Portfolio received cash collateral with a value of $2,079,943.
(d)	Current yield as of March 31, 2021.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 253,244,261	$ —	$ —	$ 253,244,261
Short-Term Investment
Unaffiliated Investment Company	2,079,943	—	—	2,079,943
Total Investments in Securities	$ 255,324,204	$ —	$ —	$ 255,324,204

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.8%
Equity Funds 56.9%
IQ 50 Percent Hedged FTSE International ETF (a)	991,537	$ 23,697,734
IQ 500 International ETF (a)	922,729	29,535,540
IQ Candriam ESG International Equity ETF (a)	794,547	22,653,886
IQ Candriam ESG U.S. Equity ETF (a)	1,228,892	41,551,788
IQ Chaikin U.S. Large Cap ETF (a)	1,078,690	33,430,545
IQ Chaikin U.S. Small Cap ETF (a)	528,633	18,250,156
MainStay Epoch Capital Growth Fund Class I (a)	270,831	3,973,247
MainStay Epoch International Choice Fund Class I (a)	538,601	21,765,459
MainStay Epoch U.S. All Cap Fund Class R6 (a)	937,452	31,989,328
MainStay MAP Equity Fund Class I (a)	713,245	36,390,170
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	2,403,125	28,791,362
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,029,395	33,228,091
MainStay VP MacKay Growth Portfolio Initial Class	361,883	14,600,731
MainStay VP MacKay International Equity Portfolio Initial Class (a)	700,748	13,046,254
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	1,771,898	27,806,927
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	961,484	72,869,416
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	1,355,652	18,386,572
MainStay VP Small Cap Growth Portfolio Initial Class (a)	2,067,155	38,445,562
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,172,945	28,467,322
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,497,946	49,486,892
Mainstay WMC International Research Equity Fund Class I (a)	2,698,051	20,677,595
Total Equity Funds (Cost $491,266,480)		609,044,577
Fixed Income Funds 34.9%
IQ S&P High Yield Low Volatility Bond ETF (a)	430,669	10,746,354
MainStay MacKay Short Duration High Yield Fund Class I	6,018,925	59,072,743
MainStay Short Term Bond Fund Class I (a)	543,705	5,352,556
MainStay VP Bond Portfolio Initial Class (a)	2,795,221	41,575,281
MainStay VP Floating Rate Portfolio Initial Class (a)	1,209,170	10,699,824
MainStay VP Indexed Bond Portfolio Initial Class (a)	21,719,170	235,455,355
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,150,719	10,734,255
Total Fixed Income Funds (Cost $370,133,485)		373,636,368
Total Affiliated Investment Companies (Cost $861,399,965)		982,680,945
Short-Term Investment 7.9%
Affiliated Investment Company 7.9%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	84,704,341	84,704,341
Total Short-Term Investment (Cost $84,704,341)	7.9%	84,704,341
Total Investments (Cost $946,104,306)	99.7%	1,067,385,286
Other Assets, Less Liabilities	0.3	3,442,126
Net Assets	100.0%	$ 1,070,827,412

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio’s/Fund's share class.
(b)	Current yield as of March 31, 2021.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	7,937	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(8,044)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	26,941	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	10,656	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(3,819)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	40,042	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/2/21	Monthly	(60,050)	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	42,450	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	16,120	—
						$ —

1.	As of March 31, 2021, cash in the amount $4,675,605 was pledged from brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 609,044,577	$ —	$ —	$ 609,044,577
Fixed Income Funds	373,636,368	—	—	373,636,368
Total Affiliated Investment Companies	982,680,945	—	—	982,680,945
Short-Term Investment
Affiliated Investment Company	84,704,341	—	—	84,704,341
Total Investments in Securities	$ 1,067,385,286	$ —	$ —	$ 1,067,385,286

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Moderate Growth Allocation Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 92.2%
Equity Funds 77.2%
IQ 50 Percent Hedged FTSE International ETF (a)	1,802,148	$ 43,071,337
IQ 500 International ETF (a)	2,219,128	71,031,846
IQ Candriam ESG International Equity ETF (a)	1,088,006	31,020,901
IQ Candriam ESG U.S. Equity ETF (a)	2,717,538	91,886,482
IQ Chaikin U.S. Large Cap ETF (a)	2,503,951	77,601,949
IQ Chaikin U.S. Small Cap ETF (a)	601,290	20,758,515
MainStay Epoch Capital Growth Fund Class I (a)	452,029	6,631,543
MainStay Epoch International Choice Fund Class I (a)	1,425,991	57,625,853
MainStay Epoch U.S. All Cap Fund Class R6 (a)	2,154,319	73,513,333
MainStay MAP Equity Fund Class I (a)	1,681,335	85,782,698
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	6,071,930	72,746,584
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,916,042	80,492,322
MainStay VP MacKay Growth Portfolio Initial Class (a)	808,589	32,623,720
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,597,591	29,743,316
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	4,017,645	63,050,106
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (a)	2,024,871	153,461,939
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	4,235,639	57,447,548
MainStay VP Small Cap Growth Portfolio Initial Class (a)	5,525,290	102,760,995
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,213,482	68,300,779
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	3,440,410	113,659,091
Mainstay WMC International Research Equity Fund Class I (a)	7,154,005	54,827,581
Total Equity Funds (Cost $1,141,387,688)		1,388,038,438
Fixed Income Funds 15.0%
IQ S&P High Yield Low Volatility Bond ETF (a)	723,688	18,057,970
MainStay MacKay Short Duration High Yield Fund Class I (a)	10,115,425	99,277,835
MainStay Short Term Bond Fund Class I (a)	914,852	9,006,356
MainStay VP Bond Portfolio Initial Class	1,083,941	16,122,220
MainStay VP Floating Rate Portfolio Initial Class (a)	2,032,684	17,987,017
MainStay VP Indexed Bond Portfolio Initial Class (a)	8,418,494	91,264,048
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,934,748	18,047,910
Total Fixed Income Funds (Cost $272,430,649)		269,763,356
Total Affiliated Investment Companies (Cost $1,413,818,337)		1,657,801,794
Short-Term Investment 7.6%
Affiliated Investment Company 7.6%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	137,279,156	137,279,156
Total Short-Term Investment (Cost $137,279,156)	7.6%	137,279,156
Total Investments (Cost $1,551,097,493)	99.8%	1,795,080,950
Other Assets, Less Liabilities	0.2	4,227,426
Net Assets	100.0%	$ 1,799,308,376

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio’s/Fund's share class.
(b)	Current yield as of March 31, 2021.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	13,341	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(13,521)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	45,273	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	17,906	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(35,679)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	37,970	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/2/21	Monthly	(45,790)	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	73,355	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	27,089	—
						$ —

1.	As of March 31, 2021, cash in the amount $6,247,993 was pledged from brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 1,388,038,438	$ —	$ —	$ 1,388,038,438
Fixed Income Funds	269,763,356	—	—	269,763,356
Total Affiliated Investment Companies	1,657,801,794	—	—	1,657,801,794
Short-Term Investment
Affiliated Investment Company	137,279,156	—	—	137,279,156
Total Investments in Securities	$ 1,795,080,950	$ —	$ —	$ 1,795,080,950

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 133.8%
Asset-Backed Securities 8.0%
Home Equity Asset-Backed Securities 1.9%
Argent Securities Trust
Series 2006-W4, Class A2C
0.429% (1 Month LIBOR + 0.32%), due 5/25/36 (a)	$ 313,238	$ 116,591
Countrywide Asset-Backed Certificates
Series 2007-8, Class 1A1
0.299% (1 Month LIBOR + 0.19%), due 11/25/37 (a)	1,965,481	1,871,733
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
0.729% (1 Month LIBOR + 0.62%), due 1/25/32 (a)	840,442	817,328
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
0.329% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)	1,006,241	801,106
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
0.229% (1 Month LIBOR + 0.12%), due 12/25/36 (a)	516,257	460,504
GSAA Home Equity Trust
Series 2006-17, Class A3A
0.589% (1 Month LIBOR + 0.48%), due 11/25/36 (a)	1,201,226	593,240
Home Equity Asset Trust (a)
Series 2005-8, Class M2
0.784% (1 Month LIBOR + 0.675%), due 2/25/36	300,000	291,556
Series 2004-2, Class M1
0.904% (1 Month LIBOR + 0.795%), due 7/25/34	88,864	88,164
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
0.229% (1 Month LIBOR + 0.12%), due 8/25/36 (a)	259,233	138,399
Mastr Asset Backed Securities Trust
Series 2006-WMC4, Class A5
0.259% (1 Month LIBOR + 0.15%), due 10/25/36 (a)	125,268	55,313
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
0.889% (1 Month LIBOR + 0.78%), due 1/25/35 (a)	212,743	210,924
New Century Home Equity Loan Trust
Series 2004-4, Class M1
0.874% (1 Month LIBOR + 0.765%), due 2/25/35 (a)	67,625	66,801
RASC Trust (a)
Series 2006-KS6, Class A4
0.359% (1 Month LIBOR + 0.25%), due 8/25/36	197,163	196,223
Series 2006-EMX4, Class A4
0.569% (1 Month LIBOR + 0.23%), due 6/25/36	708,810	691,981
Series 2005-KS8, Class M4
0.994% (1 Month LIBOR + 0.59%), due 8/25/35	548,868	549,047
Series 2005-EMX1, Class M2
1.204% (1 Month LIBOR + 1.095%), due 3/25/35	631,322	626,137
Saxon Asset Securities Trust
Series 2007-3, Class 1A
0.419% (1 Month LIBOR + 0.31%), due 9/25/37 (a)	150,586	146,422

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
0.409% (1 Month LIBOR + 0.30%), due 7/25/36	$ 379,918	$ 212,838
Series 2006-HE1, Class A2C
0.429% (1 Month LIBOR + 0.32%), due 7/25/36	603,704	287,627
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
0.289% (1 Month LIBOR + 0.18%), due 7/25/37	215,696	207,123
Series 2007-OPT1, Class 1A1
0.309% (1 Month LIBOR + 0.20%), due 6/25/37	328,750	270,562
		8,699,619
Other Asset-Backed Securities 6.1%
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class A
1.601% (3 Month LIBOR + 1.40%), due 10/20/31 (a)(b)	1,100,000	1,101,969
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
1.523% (3 Month LIBOR + 1.30%), due 1/16/30 (a)(b)(c)	2,400,000	2,400,101
Atrium XII
Series 12A, Class AR
1.052% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)	284,834	284,667
Black Diamond CLO Designated Activity Co.
Series 2015-1A, Class A1R
0.65% (3 Month EURIBOR + 0.65%), due 10/3/29 (a)(b)	EUR 183,616	215,334
BlueMountain Fuji Eur CLO V DAC
Series 5A, Class A
0.91% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,290,691
Catamaran CLO Ltd.
Series 2013-1A, Class AR
1.063% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)	$ 830,828	830,871
CBAM Ltd.
Series 2017-3A, Class A
1.453% (3 Month LIBOR + 1.23%), due 10/17/29 (a)(b)	500,000	500,168
CoreVest American Finance Trust
Series 2017-1, Class A
2.968%, due 10/15/49 (b)	30,440	30,643
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class AR
1.143% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)	80,133	80,137
ICG US CLO Ltd.
Series 2020-1A, Class A1
1.622% (3 Month LIBOR + 1.40%), due 10/22/31 (a)(b)	1,100,000	1,101,804
Jamestown CLO VII Ltd.
Series 2015-7A, Class A1R
1.048% (3 Month LIBOR + 0.83%), due 7/25/27 (a)(b)	571,105	571,150

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Jubilee CLO BV
Series 2015-16A, Class A1R
0.262% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	EUR 1,637,258	$ 1,915,362
KKR CLO 18 Ltd.
Series 18, Class A
1.496% (3 Month LIBOR + 1.27%), due 7/18/30 (a)(b)	$ 900,000	900,255
KVK CLO Ltd.
Series 2013-1A, Class AR
1.134% (3 Month LIBOR + 0.90%), due 1/14/28 (a)(b)	947,705	947,744
LCM XV LP
Series 15A, Class AR2
(zero coupon) (3 Month LIBOR + 1.00%), due 7/20/30 (a)(b)	400,000	400,043
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1
3.75%, due 4/25/59 (b)(d)	159,199	160,598
Mackay Shields Euro DAC
Series 2A, Class A
1.55% (3 Month EURIBOR + 1.55%), due 8/15/33 (a)(b)	EUR 250,000	294,230
Man GLG Euro CLO II DAC
Series 2A, Class A1R
0.87% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	250,000	293,175
Marathon CLO V Ltd.
Series 2013-5A, Class A1R
1.052% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)	$ 967,342	967,614
Marlette Funding Trust
Series 2019-3A, Class A
2.69%, due 9/17/29 (b)	35,592	35,783
MidOcean Credit CLO VI
Series 2016-6A, Class AR
1.474% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)	2,200,000	2,198,057
Nassau Ltd.
Series 2020-1A, Class A1
2.374% (3 Month LIBOR + 2.15%), due 7/20/29 (a)(b)	1,100,000	1,102,663
OCP CLO Ltd. (a)(b)
Series 2015-10A, Class A1R
1.035% (3 Month LIBOR + 0.82%), due 10/26/27	700,923	700,978
Series 2015-9A, Class A1R
1.041% (3 Month LIBOR + 0.80%), due 7/15/27	85,882	85,887
OZLM XXIII Ltd.
Series 2019-23A, Class A
1.711% (3 Month LIBOR + 1.47%), due 4/15/32 (a)(b)	1,100,000	1,100,121
Palmer Square European Loan Funding DAC
Series 2020-1A, Class A
1.15% (3 Month EURIBOR + 1.15%), due 1/15/30 (a)(b)	EUR 900,000	1,055,578
SLM Student Loan Trust (a)
Series 2003-5, Class A5
(zero coupon) (3 Month EURIBOR + 0.27%), due 6/17/24	7,569	8,878

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
SLM Student Loan Trust (a)
Series 2004-3A, Class A6B
0.768% (3 Month LIBOR + 0.55%), due 10/25/64 (b)	$ 441,671	$ 442,801
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR2
1.161% (3 Month LIBOR + 0.99%), due 1/23/29 (a)(b)	1,200,000	1,199,998
Sound Point CLO XV Ltd. (a)(b)
Series 2017-1A, Class ARR
(zero coupon) (3 Month LIBOR + 0.90%), due 1/23/29	1,100,000	1,100,000
Series 2017-1A, Class AR
1.368% (3 Month LIBOR + 1.15%), due 1/23/29	1,100,000	1,100,067
SP-STATIC CLO 1 Ltd.
Series 2020-1A, Class A
1.622% (3 Month LIBOR + 1.40%), due 7/22/28 (a)(b)	504,852	505,092
Stanwich Mortgage Loan Co. LLC
Series 2019-NPB1, Class A1
3.375%, due 8/15/24 (b)(d)	169,094	169,924
Symphony CLO XIV Ltd.
Series 2014-14A, Class AR
1.184% (3 Month LIBOR + 0.95%), due 7/14/26 (a)(b)	193,976	193,984
TCW CLO Ltd.
Series 2020-1A, Class AR
1.274% (3 Month LIBOR + 1.05%), due 10/20/31 (a)(b)	1,137,396	1,137,463
Venture 35 CLO Ltd.
Series 2018-35A, Class AS
1.872% (3 Month LIBOR + 1.65%), due 10/22/31 (a)(b)	200,000	200,027
Venture XX CLO Ltd.
Series 2015-20A, Class AR
1.061% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)	475,752	475,773
Venture XXI CLO Ltd.
Series 2015-21A, Class AR
1.121% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)	1,028,388	1,028,433
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
1.09% (3 Month LIBOR + 0.90%), due 10/20/28 (a)(b)	400,000	399,985
Voya CLO Ltd.
Series 2014-3A, Class A1R
0.938% (3 Month LIBOR + 0.72%), due 7/25/26 (a)(b)	77,227	77,189
Z Capital Credit Partners CLO Ltd.
Series 2015-1A, Class A1R
1.173% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)	251,324	251,366
		28,856,603
Total Asset-Backed Securities (Cost $37,270,469)		37,556,222

	Principal Amount	Value
Corporate Bonds 7.4%
Auto Manufacturers 0.7%
BMW US Capital LLC
3.40%, due 8/13/21 (b)	$ 600,000	$ 606,733
FCE Bank plc
Series Reg S
1.875%, due 6/24/21	EUR 900,000	1,058,808
Nissan Motor Acceptance Corp. (b)
1.90%, due 9/14/21	$ 100,000	100,447
2.65%, due 7/13/22	200,000	204,245
Volkswagen Group of America Finance LLC (b)
1.051% (3 Month LIBOR + 0.86%), due 9/24/21 (a)	900,000	903,228
4.00%, due 11/12/21	600,000	613,055
		3,486,516
Banks 2.7%
Banco Bilbao Vizcaya Argentaria SA
Series Reg S
5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (a)(e)	EUR 400,000	499,265
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (e)(f)	$ 190,000	207,227
Cooperatieve Rabobank UA
Series Reg S
6.625% (EUR 5 Year Interest Swap Rate + 6.697%), due 6/29/21 (a)(e)	EUR 200,000	238,058
Credit Suisse Group Funding Guernsey Ltd.
3.80%, due 9/15/22	$ 300,000	312,461
Deutsche Bank AG
4.25%, due 10/14/21	1,400,000	1,426,038
ING Bank NV
2.625%, due 12/5/22 (b)	400,000	415,449
Lloyds Banking Group plc (a)
0.987% (3 Month LIBOR + 0.80%), due 6/21/21	400,000	400,608
Series Reg S
4.947% (EUAM DB05 + 5.29%), due 6/27/25 (e)	EUR 200,000	254,769
Natwest Group plc
1.751% (3 Month LIBOR + 1.55%), due 6/25/24 (a)	$ 300,000	306,459
4.519%, due 6/25/24 (f)	200,000	215,892
Nykredit Realkredit A/S
Series Reg S
0.50%, due 10/1/43	DKK 13,300,000	2,011,800
Series Reg S
1.00%, due 10/1/50	27,490,963	4,227,712
Series Reg S
2.50%, due 10/1/47	2,651	443
UniCredit SpA
7.83%, due 12/4/23 (b)	$ 1,800,000	2,088,310
		12,604,491

	Principal Amount	Value
Corporate Bonds
Beverages 0.3%
Keurig Dr Pepper, Inc.
3.551%, due 5/25/21	$ 1,400,000	$ 1,406,328
4.057%, due 5/25/23	52,000	55,790
		1,462,118
Biotechnology 0.1%
Amgen, Inc.
3.625%, due 5/15/22	400,000	409,677
Commercial Services 0.1%
ERAC USA Finance LLC
4.50%, due 8/16/21 (b)	400,000	405,969
RELX Capital, Inc.
3.50%, due 3/16/23	100,000	105,329
		511,298
Distribution & Wholesale 0.1%
Toyota Tsusho Corp.
Series Reg S
3.625%, due 9/13/23	200,000	213,868
Diversified Financial Services 2.0%
Ally Financial, Inc.
4.125%, due 2/13/22	200,000	206,092
4.25%, due 4/15/21	100,000	100,102
Avolon Holdings Funding Ltd.
5.50%, due 1/15/23 (b)	58,000	61,548
BOC Aviation Ltd.
2.375%, due 9/15/21 (b)	200,000	200,770
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 2,600,000	392,977
Series Reg S
1.00%, due 10/1/50	17,472,679	2,687,734
Series CCE.
1.00%, due 10/1/53	6,700,000	1,011,351
Series 111E
2.50%, due 10/1/47	7,007	1,170
Mitsubishi HC Capital, Inc.
2.652%, due 9/19/22 (b)	$ 200,000	205,322
Nordea Kredit Realkreditaktieselskab
0.50%, due 10/1/43	DKK 1,000,000	151,342
Series Reg S
1.00%, due 10/1/50	11,187,403	1,722,224
2.50%, due 10/1/47	2,989	499
Park Aerospace Holdings Ltd.
5.25%, due 8/15/22 (b)	$ 14,000	14,697

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	DKK 18,300,000	$ 2,762,346
Series Reg S
2.50%, due 4/1/47	13,539	2,262
		9,520,436
Electric 0.1%
American Electric Power Co., Inc.
Series I
3.65%, due 12/1/21	$ 100,000	102,154
LG&E and KU Energy LLC
4.375%, due 10/1/21	100,000	100,875
		203,029
Food 0.1%
Conagra Brands, Inc.
3.25%, due 9/15/22	200,000	207,883
Danone SA (b)
2.077%, due 11/2/21	200,000	201,767
3.00%, due 6/15/22	200,000	206,023
		615,673
Gas 0.3%
Southern Co. Gas Capital Corp.
3.50%, due 9/15/21	1,400,000	1,408,442
Home Builders 0.0% ‡
DR Horton, Inc.
5.75%, due 8/15/23	100,000	110,350
Home Furnishings 0.2%
Panasonic Corp.
2.536%, due 7/19/22 (b)	800,000	818,730
Media 0.2%
Charter Communications Operating LLC
4.464%, due 7/23/22	600,000	625,773
Cox Communications, Inc.
3.25%, due 12/15/22 (b)	200,000	209,072
		834,845
Oil & Gas 0.1%
Petrobras Global Finance BV
5.093%, due 1/15/30	543,000	564,123

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 0.2%
Cigna Corp.
3.75%, due 7/15/23	$ 73,000	$ 78,070
CVS Health Corp.
2.125%, due 6/1/21	800,000	801,064
3.70%, due 3/9/23	28,000	29,715
		908,849
Semiconductors 0.1%
NXP BV
3.875%, due 9/1/22 (b)	400,000	417,678
Telecommunications 0.1%
Sprint Corp.
7.25%, due 9/15/21	300,000	307,530
Telstra Corp. Ltd.
4.80%, due 10/12/21 (b)	300,000	306,932
		614,462
Trucking & Leasing 0.0% ‡
Penske Truck Leasing Co. LP
3.65%, due 7/29/21 (b)	200,000	201,520
Total Corporate Bonds (Cost $34,631,659)		34,906,105
Foreign Government Bonds 8.5%
Argentina 0.0% ‡
Argentine Republic Government Bond (a)(g)
29.722%, due 10/4/22	ARS 26,322	264
36.119%, due 4/3/22	2,854,000	29,806
		30,070
Australia 0.6%
Australia Government Bond (h)
Series Reg S
1.25%, due 2/21/22	AUD 1,149,344	903,566
Series Reg S
3.00%, due 9/20/25	1,831,495	1,670,792
		2,574,358
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (h)	CAD 600,000	977,822
France 1.2%
France Government Bond (h)
Series Reg S
0.10%, due 3/1/26 (b)	EUR 3,100,000	3,977,777

	Principal Amount	Value
Foreign Government Bonds
France
France Government Bond (h)
Series Reg S
0.25%, due 7/25/24	EUR 1,300,000	$ 1,746,729
		5,724,506
Italy 4.7%
Italy Buoni Poliennali Del Tesoro (b)(h)
Series Reg S
0.40%, due 5/15/30	5,800,000	7,530,743
Series Reg S
1.40%, due 5/26/25	11,500,096	14,444,131
		21,974,874
Japan 0.9%
Japan Government CPI Linked Bond (h)
0.10%, due 3/10/28	JPY 207,000,000	1,898,812
0.10%, due 3/10/29	263,000,000	2,392,056
		4,290,868
New Zealand 0.6%
New Zealand Government Inflation Linked Bond (h)
Series Reg S
2.00%, due 9/20/25	NZD 2,007,180	1,589,761
Series Reg S
2.50%, due 9/20/35	870,800	787,556
Series Reg S
3.00%, due 9/20/30	552,750	504,755
		2,882,072
Peru 0.2%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,300,000	394,255
6.15%, due 8/12/32	2,600,000	752,372
		1,146,627
Qatar 0.1%
Qatar Government Bond
Series Reg S
3.875%, due 4/23/23	$ 300,000	319,500
Total Foreign Government Bonds (Cost $38,205,926)		39,920,697
Mortgage-Backed Securities 6.9%
Agency (Collateralized Mortgage Obligations) 4.3%
FHLMC
REMIC, Series 4779, Class WF
0.473% (1 Month LIBOR + 0.35%), due 7/15/44 (a)	264,078	265,966

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC, STRIPS
Series 278, Class F1
0.556% (1 Month LIBOR + 0.45%), due 9/15/42 (a)	$ 320,546	$ 321,968
GNMA (a)
REMIC, Series 2018-H15, Class FG
0.599% (12 Month LIBOR + 0.15%), due 8/20/68	510,288	505,028
REMIC, Series 2017-H10, Class FB
1.904% (12 Month LIBOR + 0.75%), due 4/20/67	307,542	311,785
UMBS, Single Family, 30 Year (i)
3.50%, due 5/25/51 TBA	12,900,000	13,631,168
4.00%, due 5/25/51 TBA	5,000,000	5,365,234
		20,401,149
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
AREIT Trust
Series 2020-CRE4, Class A
2.726% (1 Month LIBOR + 2.62%), due 4/15/37 (a)(b)	400,000	404,546
Citigroup Commercial Mortgage Trust
Series 2020-WSS, Class A
2.056% (1 Month LIBOR + 1.95%), due 2/15/39 (a)(b)	292,991	299,187
		703,733
Whole Loan (Collateralized Mortgage Obligations) 2.4%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	38,141	30,024
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	632,912	374,494
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	34,765	26,845
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.195%, due 3/25/37 (j)	296,727	296,114
Series 2019-B, Class A1
3.258%, due 4/25/66 (b)(k)	252,179	254,430
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	212,294	215,785
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1
3.482%, due 8/26/58 (b)(k)	257,334	257,394
CSMC Trust
Series 2019-RPL9, Class A1
3.007%, due 10/27/59 (b)(k)	927,733	935,684
Eurosail-UK plc (a)
Series Reg S, Class A3A
1.03% (3 Month Sterling LIBOR + 0.95%), due 6/13/45	GBP 150,365	207,497

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Eurosail-UK plc (a)
Series Reg S, Class A3C
1.03% (3 MonthSterling LIBOR + 0.95%), due 6/13/45	GBP 40,092	$ 55,326
Series 2007-3A, Class A3C
1.03% (3 MonthSterling LIBOR + 0.95%), due 6/13/45 (b)	40,093	55,326
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
0.289% (1 Month LIBOR + 0.18%), due 9/25/46 (a)	$ 87,794	85,443
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
0.589% (1 Month LIBOR + 0.48%), due 7/25/35	130,248	126,595
Series 2005-AR14, Class 1A1A
0.669% (1 Month LIBOR + 0.56%), due 7/25/35	915,318	763,956
Lehman XS Trust
Series 2007-20N, Class A1
1.259% (1 Month LIBOR + 1.15%), due 12/25/37 (a)	43,883	45,111
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
2.686%, due 7/25/35 (j)	166,693	111,607
New Residential Mortgage Loan Trust (b)(k)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	326,825	340,649
Series 2018-3A, Class A1
4.50%, due 5/25/58	182,778	198,099
OBX Trust
Series 2018-1, Class A2
0.759% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)	48,154	48,250
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
1.909% (1 Month LIBOR + 1.80%), due 4/25/35 (a)	100,000	100,300
Paragon Mortgages No. 13 plc
Series Reg S, Class A1
0.268% (3 Month Sterling LIBOR + 0.24%), due 1/15/39 (a)	GBP 1,867,413	2,574,451
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	$ 238,485	134,711
Residential Mortgage Securities 32 plc
Series 32A, Class A
1.299% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP 183,026	254,840
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-OPT1, Class A2
0.529% (1 Month LIBOR + 0.42%), due 11/25/35 (a)	$ 598,301	596,359
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
0.729% (1 Month LIBOR + 0.62%), due 6/25/44 (a)	754,437	752,833
Towd Point Mortgage Funding Granite4 plc
Series 2019-GR4A, Class A1
1.058% (3 MonthSterling LIBOR + 1.025%), due 10/20/51 (a)(b)	GBP 960,161	1,329,524

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Trinity Square plc
Series 2015-1A, Class A
1.178% (3 MonthSterling LIBOR + 1.15%), due 7/15/51 (a)(b)	GBP 461,820	$ 636,801
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2007-HY1, Class A2A
0.269% (1 Month LIBOR + 0.16%), due 2/25/37 (a)	$ 552,693	495,686
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	41,607	35,728
		11,339,862
Total Mortgage-Backed Securities (Cost $32,540,913)		32,444,744
U.S. Government & Federal Agencies 103.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.1%
UMBS, 30 Year
4.00%, due 2/1/50	577,173	619,731
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
FNMA (a)
1.46% (12 Month Monthly Treasury Average Index + 1.20%), due 6/1/43	207,286	212,672
2.607% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	224,756	239,448
4.055% (11th District Cost of Funds Index + 1.926%), due 12/1/36	149,577	157,134
		609,254
United States Treasury Bond 0.4%
U.S. Treasury Bonds
1.625%, due 11/15/50	2,080,000	1,733,225
United States Treasury Inflation - Indexed Notes 102.3%
U.S. Treasury Inflation Linked Bonds (h)
0.125%, due 2/15/51	1,460,000	1,476,819
0.25%, due 2/15/50	2,580,000	2,740,959
0.625%, due 2/15/43	1,780,000	2,287,468
0.75%, due 2/15/42	3,430,000	4,588,181
0.75%, due 2/15/45	2,440,000	3,134,945
0.875%, due 2/15/47	11,443,000	14,925,481
1.00%, due 2/15/46	4,890,000	6,608,688
1.00%, due 2/15/48	2,508,000	3,308,194
1.00%, due 2/15/49 (c)	3,050,000	3,967,460
1.375%, due 2/15/44	14,890,000	21,826,639
1.75%, due 1/15/28	11,624,000	17,454,169
2.00%, due 1/15/26	4,638,000	7,222,664
2.125%, due 2/15/40	3,460,000	6,003,505
2.125%, due 2/15/41	4,830,000	8,342,473
2.375%, due 1/15/25	9,090,000	14,776,418
2.375%, due 1/15/27 (l)	20,000	31,761

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Bonds (h)
2.50%, due 1/15/29	$ 5,330,000	$ 8,308,081
3.375%, due 4/15/32 (l)	327,000	701,823
U.S. Treasury Inflation Linked Notes (h)
0.125%, due 4/15/21 (l)	24,000	26,542
0.125%, due 1/15/22	8,230,000	9,726,227
0.125%, due 4/15/22	43,349,000	47,950,295
0.125%, due 7/15/22	3,822,000	4,520,011
0.125%, due 1/15/23	11,733,000	13,944,746
0.125%, due 10/15/24	10,200,000	11,248,424
0.125%, due 4/15/25	2,400,000	2,630,995
0.125%, due 10/15/25	800,000	878,573
0.125%, due 7/15/26	8,610,000	10,268,102
0.125%, due 1/15/30	20,560,000	22,616,942
0.125%, due 7/15/30	17,920,000	19,842,876
0.125%, due 1/15/31	16,540,000	17,890,069
0.25%, due 7/15/29	20,340,000	22,886,282
0.375%, due 7/15/23	5,732,000	6,897,595
0.375%, due 1/15/27	13,980,000	16,697,429
0.375%, due 7/15/27	16,620,000	19,709,880
0.50%, due 4/15/24	25,520,000	28,690,147
0.50%, due 1/15/28	16,412,000	19,382,602
0.625%, due 4/15/23	9,840,000	11,024,733
0.625%, due 1/15/24 (l)	19,526,000	23,732,349
0.625%, due 1/15/26	9,900,000	12,118,573
0.75%, due 7/15/28	16,010,000	19,023,729
0.875%, due 1/15/29	10,989,983	13,054,713
		482,467,562
United States Treasury Note 0.1%
U.S. Treasury Notes
1.75%, due 12/31/24 (l)	330,000	344,257
Total U.S. Government & Federal Agencies (Cost $455,540,768)		485,774,029
Total Long-Term Bonds (Cost $598,189,735)		630,601,797

	Shares	Value
Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
MainStay U.S. Government Liquidity Fund, 0.01% (m)	5,572,904	$ 5,572,904
Total Short-Term Investment (Cost $5,572,904)		5,572,904
Total Investments, Before Investments Sold Short (Cost $603,762,639)	135.0%	636,174,701

	Principal Amount
Investments Sold Short (0.3%)
Mortgage-Backed Security Sold Short ( 0.3%)
Diversified Financial Services ( 0.3%)
UMBS, Single Family, 30 Year
3.50%, due 4/25/51 (i)	$ (1,100,000)	(1,162,004)
Total Investments Sold Short (Proceeds $(964,739))		(1,162,004)
Total Investments Excluding Purchased Options (Cost $602,797,900)	134.7%	635,012,697
Total Purchased Options (Cost $185,105)	0.1%	263,175
Total Investments, Net of Investments Sold Short (Cost $602,983,005)	134.8%	635,275,872
Other Assets, Less Liabilities	(34.8)	(163,892,705)
Net Assets	100.0%	$ 471,383,167

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of March 31, 2021.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Delayed delivery security.
(d)	Step coupon—Rate shown was the rate in effect as of March 31, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2021.
(g)	Illiquid security—As of March 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $30,070, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(h)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2021, the total net market value was $17,834,398, which represented 3.7% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2021.

(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2021.
(l)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for swap contracts and forward contracts.
(m)	Current yield as of March 31, 2021.
Foreign Currency Forward Contracts
As of March 31, 2021, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,421,736	AUD	3,123,000	JPMorgan Chase Bank N.A.	4/7/21	$ 49,626
USD	9,837,945	DKK	60,178,610	Bank of America N.A.	4/9/21	350,375
USD	5,721,854	DKK	35,956,200	Bank of America N.A.	7/1/21	44,459
USD	9,352,088	DKK	58,961,470	JPMorgan Chase Bank N.A.	7/1/21	42,217
USD	3,134,333	DKK	19,194,060	Mizuho Securities Co	4/9/21	108,258
USD	1,787,971	DKK	10,950,000	Societe Generale	4/9/21	61,628
USD	1,212,334	DKK	7,430,000	Societe Generale	4/9/21	40,943
USD	1,404,519	EUR	1,167,000	Bank of America N.A.	4/7/21	35,921
USD	777,341	EUR	659,000	Bank of America N.A.	4/7/21	4,531
USD	35,634,957	EUR	30,322,000	Bank of America N.A.	5/4/21	54,951
USD	1,723,812	EUR	1,457,000	Credit Suisse First Boston Intl	4/7/21	15,117
USD	1,723,198	EUR	1,458,000	Morgan Stanley & Co. International	4/7/21	13,330
USD	31,410,942	EUR	25,856,000	Societe Generale	4/7/21	1,088,355
USD	5,347,273	GBP	3,777,000	Bank of America N.A.	4/7/21	140,268
USD	107,015	GBP	77,000	Bank of America N.A.	4/7/21	862
USD	84,998	GBP	61,000	JPMorgan Chase Bank N.A.	4/7/21	903
USD	103,333	GBP	74,000	Morgan Stanley & Co. International	4/7/21	1,316
USD	2,126,795	JPY	234,160,506	Morgan Stanley & Co. International	5/7/21	11,280
USD	2,392,687	JPY	263,863,125	Morgan Stanley & Co. International	5/7/21	8,825
USD	4,714,049	JPY	498,023,631	Societe Generale	4/7/21	216,108
USD	3,048,688	NZD	4,200,000	Morgan Stanley & Co. International	4/7/21	115,408
USD	233,145	PEN	848,251	JPMorgan Chase Bank N.A.*	4/8/21	6,552
USD	1,225,086	PEN	4,457,841	JPMorgan Chase Bank N.A.*	4/16/21	34,264
USD	228,917	PEN	848,251	JPMorgan Chase Bank N.A.*	6/18/21	2,402
Total Unrealized Appreciation						2,447,899
DKK	2,835,000	USD	459,718	Bank of America N.A.	4/9/21	(12,761)
DKK	35,956,200	USD	5,713,285	Bank of America N.A.	4/9/21	(44,544)
DKK	58,961,470	USD	9,337,870	JPMorgan Chase Bank N.A.	4/9/21	(42,190)
EUR	275,000	USD	331,396	Morgan Stanley & Co. International	4/7/21	(8,891)
PEN	848,251	USD	228,979	JPMorgan Chase Bank N.A.*	4/8/21	(2,385)
USD	899,274	CAD	1,139,000	Bank of America N.A.	4/7/21	(7,077)
USD	903,803	CAD	1,139,000	Bank of America N.A.	5/4/21	(2,596)
USD	5,478,730	GBP	3,989,000	Bank of America N.A.	5/5/21	(21,064)
Total Unrealized Depreciation						(141,508)
Net Unrealized Appreciation						$ 2,306,391

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
*	Non-deliverable forward.

Futures Contracts
As of March 31, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Bobl	40	June 2021	$ 6,334,427	$ 6,336,333	$ 1,906
Euro-Bund	71	June 2021	14,267,245	14,261,064	(6,181)
U.S. Treasury 5 Year Notes	853	June 2021	106,344,932	105,258,868	(1,086,065)
Total Long Contracts					(1,090,340)
Short Contracts
Australia 10 Year Bonds	(7)	June 2021	(732,692)	(734,333)	(1,641)
Australia 3 Year Bond	(13)	June 2021	(1,155,288)	(1,155,704)	(416)
Euro-BTP	(8)	June 2021	(1,060,472)	(1,061,622)	(1,150)
Euro-BTP	(40)	June 2021	(7,012,416)	(7,003,834)	8,582
Euro-Buxl	(51)	June 2021	(12,326,497)	(12,322,779)	3,718
Euro-Schatz	(698)	June 2021	(91,732,248)	(91,758,851)	(26,603)
Japan 10 Year Bonds	(3)	June 2021	(4,087,225)	(4,095,552)	(8,327)
U.S. Treasury 10 Year Notes	(260)	June 2021	(34,770,845)	(34,043,750)	727,095
U.S. Treasury 10 Year Ultra Bonds	(27)	June 2021	(3,969,863)	(3,879,563)	90,301
U.S. Treasury 2 Year Notes	(124)	June 2021	(27,396,121)	(27,370,094)	26,027
U.S. Treasury Long Bonds	(91)	June 2021	(14,616,033)	(14,068,031)	548,002
U.S. Treasury Ultra Bonds	(46)	June 2021	(8,718,947)	(8,336,062)	382,885
Total Short Contracts					1,748,473
Net Unrealized Appreciation					$ 658,133

1.	As of March 31, 2021, cash in the amount of $1,379,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2021.
Purchased Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-Euro-Bobl	Morgan Stanley Capital Services LLC	$ 130.50	5/21/21	9	EUR 900,000	$ 62	$ 53
Put-Euro-Bund	Morgan Stanley Capital Services LLC	151.00	5/21/21	120	12,000,000	1,480	1,407
						$1,542	$1,460

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Euro-Schatz	Morgan Stanley & Co., LLC	$ 114.20	5/21/21	1,175	EUR 117,500,000	$ 7,610	$ 6,890
Call-Euro-BTP	Morgan Stanley & Co., LLC	161.50	5/21/21	62	6,200,000	765	727
						$8,375	$7,617
Purchased Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.19	11/2/22	1,400,000	EUR 1,400,000	$ 102,108	$ 231,341

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-5-Year Interest Rate Swap	Morgan Stanley & Co., LLC	$ 0.70	8/24/21	20,300,000	$ 20,300,000	$ 73,080	$ 22,757

Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Cap-OTC USA Non-Revised Consumer Price Index- Urban (CPI-U), American Style -Call	JPMorgan Chase Bank N.A.	$ 238.643	Maximum of [0, Final Index/Initial Index - (1 + 4.00%10)]	5/16/24	(300,000)	$ (300,000)	$ (651)	$ (4)
Written Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-Government National Mortgage Association	JPMorgan Chase Bank N.A.	$ 104.12	4/14/21	(200,000)	$ (200,000)	$ (516)	$ (2,017)
Put-Government National Mortgage Association	JPMorgan Chase Bank N.A.	104.27	4/14/21	(500,000)	(500,000)	(1,250)	(5,664)
Put-Government National Mortgage Association	JPMorgan Chase Bank N.A.	103.78	4/14/21	(400,000)	(400,000)	(953)	(2,947)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	102.38	4/7/21	(300,000)	(300,000)	(1,219)	(7,783)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.48	4/7/21	(100,000)	(100,000)	(234)	(1,705)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	99.43	5/6/21	(200,000)	(200,000)	(1,187)	(1,388)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.45	5/6/21	(100,000)	(100,000)	(703)	(459)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	99.88	4/7/21	(100,000)	(100,000)	(344)	(380)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	100.08	4/7/21	(100,000)	(100,000)	(313)	(489)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	99.39	5/6/21	(100,000)	(100,000)	(617)	(681)
Put-Government National Mortgage Association	JPMorgan Chase Bank N.A.	100.05	5/13/21	(300,000)	(300,000)	(1,781)	(1,849)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.79	5/6/21	(200,000)	(200,000)	(859)	(867)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.39	6/7/21	(100,000)	(100,000)	(539)	(623)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.53	6/7/21	(500,000)	(500,000)	(3,125)	(3,956)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.74	6/7/21	(200,000)	(200,000)	(813)	(671)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	104.05	6/7/21	(100,000)	(100,000)	(383)	(419)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.98	5/6/21	(100,000)	(100,000)	(297)	(247)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.88	6/7/21	(200,000)	(200,000)	(742)	(732)
						$(15,875)	$(32,877)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	$ 101.43	5/6/21	(100,000)	$ (100,000)	$ (313)	$ (91)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	100.45	5/6/21	(100,000)	(100,000)	(516)	(325)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.39	5/6/21	(100,000)	(100,000)	(438)	(97)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.44	5/6/21	(200,000)	(200,000)	(703)	(181)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.39	6/7/21	(100,000)	(100,000)	(375)	(237)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	100.53	6/7/21	(500,000)	(500,000)	(2,578)	(2,149)
						$(4,923)	$(3,080)
Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.00	11/2/22	(4,200,000)	EUR (4,200,000)	$ (101,882)	$ (208,789)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America, N.A.	75.00	4/21/21	(4,750,000)	(4,750,000)	(6,598)	(332)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America, N.A.	80.00	4/21/21	(4,750,000)	(4,750,000)	(5,737)	(271)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America, N.A.	0.85	5/19/21	(900,000)	$ (900,000)	(1,080)	(164)
Put-Sold Protection on 5-Year Credit Default Swap	Credit Suisse International	0.90	6/16/21	(1,300,000)	(1,300,000)	(1,826)	(409)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America, N.A.	0.90	6/16/21	(2,900,000)	(2,900,000)	(3,045)	(911)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America, N.A.	0.80	6/16/21	(900,000)	(900,000)	(909)	(396)
Put-Sold Protection on 5-Year Credit Default Swap	Credit Suisse Securities (USA) LLC	100.00	6/16/21	(200,000)	(200,000)	(790)	(444)
Put-10-Year Interest Rate Swap	Morgan Stanley & Co., LLC	2.30	9/29/21	(10,100,000)	(10,100,000)	(71,565)	(94,722)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America, N.A.	100.00	6/16/21	(300,000)	(300,000)	(1,050)	(856)
Put-Sold Protection on 5-Year Credit Default Swap	Credit Suisse International	0.80	6/16/21	(500,000)	(500,000)	(500)	(220)
Put-Sold Protection on 5-Year Credit Default Swap	Credit Suisse International	0.85	6/16/21	(2,200,000)	(2,200,000)	(2,266)	(1,077)
						$(197,248)	$(308,591)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Sold Protection on 5-Year Credit Default Swap	Bank of America, N.A.	$ 0.45	4/21/21	(900,000)	$ (900,000)	$ (405)	$ (175)
Call-5-Year Interest Rate Swap	Morgan Stanley & Co., LLC	0.55	8/24/21	(40,600,000)	(40,600,000)	(63,945)	(20,220)
Call-Sold Protection on 5-Year Credit Default Swap	Credit Suisse International	0.45	6/16/21	(500,000)	(500,000)	(225)	(338)
						$(64,575)	$(20,733)

Swap Contracts
As of March 31, 2021, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 14,000,000	JPY	9/20/27	Fixed 0.30%	6 month USD LIBOR	Semi-Annually/Semi-Annually	$ (157)	$ (2,070)	$ (1,913)
50,000,000	JPY	3/20/28	Fixed 0.30%	6 month USD LIBOR	Semi-Annually/Semi-Annually	(616)	(7,519)	(6,903)
1,600,000	NZD	3/21/28	Fixed 3.25%	3 month NZD BBR	Semi-Annually/Quarterly	3,371	(130,266)	(133,637)
106,980,000	JPY	3/20/29	Fixed 0.45%	6 month USD LIBOR	Semi-Annually/Semi-Annually	(3,697)	(27,734)	(24,037)
						$ (1,099)	$ (167,589)	$ (166,490)
As of March 31, 2021, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 100,000	EUR	6/15/27	12-Month EUR-CPI	Fixed 1.36%	At Maturity	$ (950)	$ 1,946	$ 2,896
500,000	EUR	6/15/27	12-Month EUR-CPI	Fixed 1.36%	At Maturity	(4,711)	9,732	14,443
200,000	EUR	6/15/27	12-Month EUR-CPI	Fixed 1.36%	At Maturity	(1,851)	3,893	5,744
100,000	EUR	3/15/33	Fixed 1.71%	1-Month EUR-CPI	At Maturity	—	(7,539)	(7,539)
100,000	EUR	3/15/33	Fixed 1.71%	1-Month EUR-CPI	At Maturity	(309)	(7,539)	(7,230)
1,000,000	EUR	3/15/28	12-Month EUR-CPI	Fixed 1.54%	At Maturity	90	41,018	40,928
1,100,000	USD	4/27/23	Fixed 2.26%	12-Month USD-CPI	At Maturity	—	(8,962)	(8,962)
770,000	USD	5/9/28	12-Month USD-CPI	Fixed 2.36%	At Maturity	—	4,928	4,928
510,000	USD	5/9/23	Fixed 2.26%	12-Month USD-CPI	At Maturity	—	(3,828)	(3,828)
510,000	USD	5/9/28	12-Month USD-CPI	Fixed 2.35%	At Maturity	—	2,832	2,832
780,000	USD	5/10/23	Fixed 2.28%	12-Month USD-CPI	At Maturity	—	(6,576)	(6,576)
2,200,000	USD	11/4/29	12-Month USD-CPI	Fixed 1.76%	At Maturity	—	(150,635)	(150,635)
400,000	USD	11/4/29	12-Month USD-CPI	Fixed 1.76%	At Maturity	(1,217)	(27,388)	(26,171)
2,200,000	USD	5/19/30	12-Month USD-CPI	Fixed 1.28%	At Maturity	—	(264,303)	(264,303)
1,100,000	EUR	7/15/22	Fixed 0.33%	1-Month EUR-CPI	At Maturity	(77)	22,606	22,683
2,500,000	EUR	5/15/22	Fixed 0.09%	1-Month EUR-CPI	At Maturity	—	51,637	51,637
1,900,000	EUR	3/15/24	Fixed 1.03%	1-Month EUR-CPI	At Maturity	(622)	(26,802)	(26,180)
900,000	EUR	3/15/24	Fixed 1.03%	1-Month EUR-CPI	At Maturity	—	(12,696)	(12,696)
1,460,000	GBP	6/15/30	UK RPI	Fixed 3.40%	At Maturity	(11,048)	63,902	74,950
2,000,000	GBP	6/15/30	UK RPI	Fixed 3.40%	At Maturity	21,170	87,537	66,367
2,200,000	GBP	9/15/24	UK RPI	Fixed 3.85%	At Maturity	248	153,527	153,279
5,500,000	GBP	1/15/25	UK RPI	Fixed 3.33%	At Maturity	130,795	101,330	(29,465)
1,300,000	GBP	1/15/25	UK RPI	Fixed 3.33%	At Maturity	32,025	23,951	(8,074)
1,100,000	USD	1/19/22	12-Month USD-CPI	Fixed 2.16%	At Maturity	—	(6,489)	(6,489)
1,200,000	USD	1/19/22	12-Month USD-CPI	Fixed 2.18%	At Maturity	(47)	(6,779)	(6,732)
2,900,000	USD	1/19/22	12-Month USD-CPI	Fixed 2.18%	At Maturity	(1)	(16,384)	(16,383)
1,800,000	USD	1/21/22	12-Month USD-CPI	Fixed 2.20%	At Maturity	—	(9,906)	(9,906)
900,000	USD	2/1/22	12-Month USD-CPI	Fixed 2.17%	At Maturity	—	(5,491)	(5,491)
5,500,000	USD	2/4/22	12-Month USD-CPI	Fixed 2.16%	At Maturity	—	(33,013)	(33,013)
1,200,000	USD	2/5/22	12-Month USD-CPI	Fixed 2.20%	At Maturity	—	(6,564)	(6,564)
5,400,000	USD	2/26/26	Fixed 2.31%	12-Month USD-CPI	At Maturity	(1)	62,365	62,366
2,800,000	GBP	1/15/30	UK RPI	Fixed 3.39%	At Maturity	(20,202)	(47,207)	(27,005)
3,100,000	GBP	8/15/25	UK RPI	Fixed 3.47%	At Maturity	—	(4,028)	(4,028)
1,500,000	GBP	3/15/22	UK RPI	Fixed 3.22%	At Maturity	(19)	(1,447)	(1,428)
2,700,000	USD	3/5/26	Fixed 2.42%	12-Month USD-CPI	At Maturity	—	15,545	15,545
600,000	GBP	3/15/36	UK RPI	Fixed 3.57%	At Maturity	—	(14,465)	(14,465)
600,000	EUR	3/15/31	12-Month EUR-CPI	Fixed 1.38%	At Maturity	(4,420)	(9,491)	(5,071)
1,200,000	EUR	3/15/31	12-Month EUR-CPI	Fixed 1.38%	At Maturity	(7,320)	(18,982)	(11,662)
1,200,000	EUR	3/15/31	12-Month EUR-CPI	Fixed 1.38%	At Maturity	(6,514)	(18,982)	(12,468)
600,000	EUR	3/15/31	12-Month EUR-CPI	Fixed 1.38%	At Maturity	(4,878)	(9,491)	(4,613)

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 500,000	EUR	3/15/31	12-Month EUR-CPI	Fixed 1.38%	At Maturity	$ (4,747)	$ (7,909)	$ (3,162)
400,000	EUR	3/15/31	12-Month EUR-CPI	Fixed 1.38%	At Maturity	(3,928)	(6,327)	(2,399)
300,000	GBP	3/15/36	UK RPI	Fixed 3.58%	At Maturity	(3,085)	(6,004)	(2,919)
400,000	GBP	3/15/36	UK RPI	Fixed 3.58%	At Maturity	(3,648)	(8,005)	(4,357)
100,000	GBP	3/15/36	UK RPI	Fixed 3.58%	At Maturity	(468)	(2,001)	(1,533)
						$ 104,265	$ (108,484)	$ (212,749)
As of March 31, 2021, the Portfolio held the following centrally cleared credit default swap contracts1:
Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)[5]
General Electric Co. 2.70%, 10/09/22	12/20/2023	Sell	$ 100	1.00%	Quarterly	$ (2,628)	$ 1,459	$ 4,087

1.	As of March 31, 2021, cash in the amount of $1,175,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3.	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2021.

Abbreviation(s):
ARS—Argentina Peso
AUD—Australia Dollar
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
DKK—Denmark Krone
EUAM—European Union Advisory Mission
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate

NZD—New Zealand Dollar
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 37,556,222	$ —	$ 37,556,222
Corporate Bonds	—	34,906,105	—	34,906,105
Foreign Government Bonds	—	39,920,697	—	39,920,697
Mortgage-Backed Securities	—	32,444,744	—	32,444,744
U.S. Government & Federal Agencies	—	485,774,029	—	485,774,029
Total Long-Term Bonds	—	630,601,797	—	630,601,797
Short-Term Investment
Affiliated Investment Company	5,572,904	—	—	5,572,904
Total Investments in Securities	5,572,904	630,601,797	—	636,174,701
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	2,447,899	—	2,447,899
Futures Contracts (b)	1,788,516	—	—	1,788,516
Purchased Options	9,077	254,098	—	263,175
Credit Default Swaps (b)	—	4,087	—	4,087
Inflation Swap Contracts (b)	—	518,598	—	518,598
Total Other Financial Instruments	1,797,593	3,224,682	—	5,022,275
Total Investments in Securities and Other Financial Instruments	$ 7,370,497	$ 633,826,479	$ —	$ 641,196,976
Liability Valuation Inputs
Long-Term Bonds Sold Short
Mortgage-Backed Security Sold Short	$ —	$ (1,162,004)	$ —	$ (1,162,004)
Written Options	—	(365,285)	—	(365,285)
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	(141,508)	—	(141,508)
Futures Contracts	(1,130,383)	—	—	(1,130,383)
Interest Rate Swaps	—	(166,490)	—	(166,490)
Inflation Swap Contracts	—	(731,347)	—	(731,347)
Total Other Financial Instruments	(1,130,383)	(1,039,345)	—	(2,169,728)
Total Investments in Securities Sold Short and Other Financial Instruments	$ (1,130,383)	$ (2,566,634)	$ —	$ (3,697,017)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Ammount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BNP Paribas S.A.	0.09%	3/1/21	4/1/21	$ 47,816,455	$ 47,816,455
BNP Paribas S.A.	0.09	3/1/21	4/1/21	19,976,742	19,976,742
BNP Paribas S.A.	0.09	3/26/21	4/5/21	22,224,927	22,239,327
BNP Paribas S.A.	0.12	2/3/21	4/5/21	2,555,066	2,555,891
BNP Paribas S.A.	0.09	3/26/21	4/5/21	19,875,068	19,888,580
BNP Paribas S.A.	0.09	3/26/21	4/5/21	19,549,503	19,563,085
BNP Paribas S.A.	0.12	2/3/21	4/5/21	17,108,594	17,114,775
Morgan Stanley & Co. LLC	0.23	3/25/21	4/5/21	10,341,018	10,347,935
Morgan Stanley & Co. LLC	0.23	3/25/21	4/5/21	48,023,209	48,057,635
BNP Paribas S.A.	0.09	3/26/21	4/5/21	22,790,592	22,805,871
BNP Paribas S.A.	0.09	3/26/21	4/5/21	32,372,962	32,394,528
Barclays Capital Inc.	0.05	3/31/21	4/5/21	2,918,647	2,920,548
BNP Paribas S.A.	0.16	1/13/21	4/13/21	141,178	141,235
BNP Paribas S.A.	0.14	1/20/21	4/21/21	1,649,863	1,651,080
BNP Paribas S.A.	0.14	1/21/21	4/21/21	25,073,646	25,087,636
BNP Paribas S.A.	0.14	1/21/21	4/21/21	19,542,789	19,558,003
BNP Paribas S.A.	0.14	1/21/21	4/21/21	30,262,036	30,284,594
				$342,222,295	$342,403,920
(a) During the period ended March 31, 2021, the Portfolio’s average amount of borrowing was $158,295,547 at a weighted average interest rate of 0.13%.
(b) Payable for sale-buyback transactions includes $181,625 of deferred price drop.

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 96.5%
Aerospace & Defense 2.1%
AeroVironment, Inc. (a)	21,783	$ 2,528,135
Hexcel Corp.	63,013	3,528,728
Kratos Defense & Security Solutions, Inc. (a)	113,527	3,097,016
Mercury Systems, Inc. (a)	33,718	2,382,177
		11,536,056
Auto Components 0.6%
Fox Factory Holding Corp. (a)	24,787	3,149,436
Banks 1.7%
Bank OZK	36,723	1,500,135
Eagle Bancorp, Inc.	47,823	2,544,662
Prosperity Bancshares, Inc.	70,443	5,275,476
		9,320,273
Biotechnology 5.7%
Abcam plc, Sponsored ADR (a)(b)	58,943	1,132,884
Acceleron Pharma, Inc. (a)	16,322	2,213,426
Amicus Therapeutics, Inc. (a)	118,598	1,171,748
Ascendis Pharma A/S ADR (a)	8,367	1,078,339
Biohaven Pharmaceutical Holding Co. Ltd. (a)	34,139	2,333,401
Blueprint Medicines Corp. (a)	51,437	5,001,220
Fate Therapeutics, Inc. (a)	37,470	3,089,402
FibroGen, Inc. (a)	29,872	1,036,857
Iovance Biotherapeutics, Inc. (a)	28,884	914,467
Natera, Inc. (a)	50,728	5,150,921
Neurocrine Biosciences, Inc. (a)	26,910	2,616,998
Olink Holding AB ADR (a)	13,524	486,864
Turning Point Therapeutics, Inc. (a)	31,465	2,976,274
Xencor, Inc. (a)	55,502	2,389,916
		31,592,717
Building Products 1.7%
AZEK Co., Inc. (The) (a)	109,119	4,588,454
Trex Co., Inc. (a)	56,754	5,195,261
		9,783,715
Capital Markets 2.6%
Ares Management Corp.	26,804	1,501,828
Evercore, Inc., Class A	17,528	2,309,139
Focus Financial Partners, Inc., Class A (a)	51,413	2,139,809
Hamilton Lane, Inc., Class A	48,781	4,320,045
Houlihan Lokey, Inc.	32,050	2,131,646
StepStone Group, Inc., Class A	61,210	2,158,877
		14,561,344
Chemicals 2.8%
Avient Corp.	63,681	3,010,201
Ingevity Corp. (a)	41,980	3,170,749

	Shares	Value
Common Stocks
Chemicals
Innospec, Inc.	20,031	$ 2,056,983
Livent Corp. (a)	206,083	3,569,358
Quaker Chemical Corp.	16,004	3,901,295
		15,708,586
Commercial Services & Supplies 4.5%
IAA, Inc. (a)	123,401	6,804,331
Montrose Environmental Group, Inc. (a)	14,938	749,738
MSA Safety, Inc.	19,388	2,908,588
Ritchie Bros Auctioneers, Inc.	55,162	3,229,735
Tetra Tech, Inc.	37,505	5,090,179
Waste Connections, Inc.	59,275	6,400,514
		25,183,085
Communications Equipment 0.4%
Infinera Corp. (a)	238,178	2,293,654
Construction & Engineering 0.8%
Ameresco, Inc., Class A (a)	64,282	3,126,034
Valmont Industries, Inc.	6,332	1,504,926
		4,630,960
Consumer Finance 0.4%
LendingTree, Inc. (a)(b)	9,267	1,973,871
Diversified Consumer Services 3.6%
Bright Horizons Family Solutions, Inc. (a)	85,427	14,646,459
Chegg, Inc. (a)	31,718	2,716,964
Terminix Global Holdings, Inc. (a)	58,581	2,792,556
		20,155,979
Diversified Telecommunication Services 1.5%
Cogent Communications Holdings, Inc.	122,345	8,412,442
Electrical Equipment 0.7%
TPI Composites, Inc. (a)	71,203	4,017,985
Electronic Equipment, Instruments & Components 1.1%
Littelfuse, Inc.	11,738	3,103,997
Novanta, Inc. (a)	22,536	2,972,273
		6,076,270
Energy Equipment & Services 0.3%
Cactus, Inc., Class A	46,399	1,420,737
Entertainment 1.4%
Zynga, Inc., Class A (a)	780,125	7,965,076

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 2.4%
Americold Realty Trust	58,256	$ 2,241,108
EastGroup Properties, Inc.	27,646	3,961,119
QTS Realty Trust, Inc., Class A	63,347	3,930,048
Terreno Realty Corp.	56,801	3,281,394
		13,413,669
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	25,355	5,481,497
Food Products 1.8%
Hain Celestial Group, Inc. (The) (a)	138,767	6,050,241
Simply Good Foods Co. (The) (a)	126,697	3,854,123
		9,904,364
Health Care Equipment & Supplies 5.1%
Cardiovascular Systems, Inc. (a)	59,676	2,287,978
CONMED Corp.	39,799	5,197,351
Establishment Labs Holdings, Inc. (a)	57,450	3,592,348
Globus Medical, Inc., Class A (a)	71,274	4,395,468
Inari Medical, Inc. (a)	11,526	1,233,282
Integra LifeSciences Holdings Corp. (a)	36,140	2,496,913
LivaNova plc (a)	24,538	1,809,187
Nevro Corp. (a)	11,266	1,571,607
OrthoPediatrics Corp. (a)	41,363	2,016,446
SI-BONE, Inc. (a)	30,715	977,044
Silk Road Medical, Inc. (a)	56,921	2,883,049
		28,460,673
Health Care Providers & Services 4.7%
Accolade, Inc. (a)	42,813	1,942,426
Addus HomeCare Corp. (a)	37,141	3,884,577
Amedisys, Inc. (a)	24,037	6,364,757
Castle Biosciences, Inc. (a)	42,143	2,885,110
Encompass Health Corp.	34,808	2,850,775
HealthEquity, Inc. (a)	49,899	3,393,132
Oak Street Health, Inc. (a)	49,022	2,660,424
Progyny, Inc. (a)	48,904	2,176,717
		26,157,918
Health Care Technology 2.4%
Inspire Medical Systems, Inc. (a)	26,790	5,545,262
Omnicell, Inc. (a)	38,308	4,975,060
Phreesia, Inc. (a)	56,400	2,938,440
		13,458,762
Hotels, Restaurants & Leisure 2.8%
Choice Hotels International, Inc.	21,944	2,354,372
Churchill Downs, Inc.	36,833	8,376,561
Shake Shack, Inc., Class A (a)	19,692	2,220,667

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wingstop, Inc.	22,292	$ 2,834,873
		15,786,473
Household Durables 0.8%
TopBuild Corp. (a)	20,958	4,389,234
Insurance 2.3%
Goosehead Insurance, Inc., Class A	57,861	6,201,542
Palomar Holdings, Inc. (a)	42,389	2,841,759
Trupanion, Inc. (a)	52,478	3,999,348
		13,042,649
Interactive Media & Services 1.2%
Angi, Inc. (a)	264,785	3,442,205
Eventbrite, Inc., Class A (a)	160,305	3,552,359
		6,994,564
Internet & Direct Marketing Retail 1.2%
MakeMyTrip Ltd. (a)	116,594	3,682,039
Revolve Group, Inc. (a)	65,636	2,949,025
		6,631,064
IT Services 7.0%
Endava plc, Sponsored (a)	68,634	5,812,613
Evo Payments, Inc., Class A (a)	180,952	4,979,799
Genpact Ltd.	184,617	7,905,300
Globant SA (a)	36,055	7,485,379
MAXIMUS, Inc.	63,057	5,614,595
Shift4 Payments, Inc., Class A (a)	55,393	4,542,780
WEX, Inc. (a)	13,589	2,843,091
		39,183,557
Leisure Products 1.0%
Callaway Golf Co.	151,422	4,050,538
Clarus Corp.	106,350	1,813,268
		5,863,806
Life Sciences Tools & Services 4.7%
Adaptive Biotechnologies Corp. (a)	60,508	2,436,052
Bruker Corp.	49,438	3,177,875
Charles River Laboratories International, Inc. (a)	31,179	9,036,610
NanoString Technologies, Inc. (a)	39,649	2,605,336
NeoGenomics, Inc. (a)	117,078	5,646,672
PRA Health Sciences, Inc. (a)	21,450	3,288,928
		26,191,473
Machinery 2.2%
ESCO Technologies, Inc.	10,546	1,148,354
IDEX Corp.	9,955	2,083,781

	Shares	Value
Common Stocks
Machinery
John Bean Technologies Corp.	43,595	$ 5,812,957
Proto Labs, Inc. (a)	10,324	1,256,947
Woodward, Inc.	14,860	1,792,562
		12,094,601
Media 0.4%
New York Times Co. (The), Class A	45,570	2,306,753
Multiline Retail 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	31,748	2,762,076
Pharmaceuticals 1.4%
Catalent, Inc. (a)	54,400	5,728,864
Pacira BioSciences, Inc. (a)	33,718	2,363,295
		8,092,159
Professional Services 3.2%
ASGN, Inc. (a)	30,631	2,923,423
FTI Consulting, Inc. (a)	28,910	4,050,580
Huron Consulting Group, Inc. (a)	50,327	2,535,474
ManTech International Corp., Class A	38,081	3,311,143
Upwork, Inc. (a)	111,871	5,008,465
		17,829,085
Road & Rail 1.1%
Knight-Swift Transportation Holdings, Inc.	37,453	1,801,115
Saia, Inc. (a)	18,278	4,214,541
		6,015,656
Semiconductors & Semiconductor Equipment 5.8%
CMC Materials, Inc.	28,736	5,080,237
Entegris, Inc.	36,921	4,127,768
Impinj, Inc. (a)	50,745	2,885,868
Lattice Semiconductor Corp. (a)	88,578	3,987,782
Onto Innovation, Inc. (a)	65,100	4,277,721
Power Integrations, Inc.	38,394	3,128,343
Silicon Laboratories, Inc. (a)	36,807	5,192,364
SiTime Corp. (a)	37,977	3,744,532
		32,424,615
Software 9.8%
Alignment Healthcare, Inc. (a)	59,020	1,294,309
Anaplan, Inc. (a)	77,088	4,151,189
Asana, Inc., Class A (a)	111,057	3,174,009
Aspen Technology, Inc. (a)	10,097	1,457,300
Blackline, Inc. (a)	28,913	3,134,169
Dynatrace, Inc. (a)	70,060	3,379,694
Envestnet, Inc. (a)	93,027	6,719,340

	Shares	Value
Common Stocks
Software
Everbridge, Inc. (a)	26,805	$ 3,248,230
Mimecast Ltd. (a)	71,594	2,878,795
nCino, Inc. (a)	33,668	2,246,329
Nuance Communications, Inc. (a)	71,658	3,127,155
ON24, Inc. (a)(b)	23,081	1,119,659
PROS Holdings, Inc. (a)	56,100	2,384,250
RealPage, Inc. (a)	25,874	2,256,213
Sprout Social, Inc., Class A (a)	50,816	2,935,132
Sumo Logic, Inc. (a)(b)	46,902	884,572
Workiva, Inc. (a)	83,476	7,367,592
Zuora, Inc., Class A (a)	184,717	2,733,811
		54,491,748
Specialty Retail 1.1%
National Vision Holdings, Inc. (a)	94,206	4,129,049
Vroom, Inc. (a)	52,925	2,063,546
		6,192,595
Trading Companies & Distributors 0.7%
SiteOne Landscape Supply, Inc. (a)	23,151	3,952,802
Total Common Stocks (Cost $371,050,826)		538,903,979
Short-Term Investments 4.5%
Affiliated Investment Company 3.7%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	20,623,873	20,623,873
Total Affiliated Investment Company (Cost $20,623,873)		20,623,873
Unaffiliated Investment Company 0.8%
BlackRock Liquidity FedFund, 0.06% (c)(d)	4,522,451	4,522,451
Total Unaffiliated Investment Company (Cost $4,522,451)		4,522,451
Total Short-Term Investments (Cost $25,146,324)		25,146,324
Total Investments (Cost $396,197,150)	101.0%	564,050,303
Other Assets, Less Liabilities	(1.0)	(5,607,263)
Net Assets	100.0%	$ 558,443,040

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $7,278,601; the total market value of collateral held by the Portfolio was $7,303,221. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,780,770. The Portfolio received cash collateral with a value of $4,522,451.

(c)	Current yield as of March 31, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 538,903,979	$ —	$ —	$ 538,903,979
Short-Term Investments
Affiliated Investment Company	20,623,873	—	—	20,623,873
Unaffiliated Investment Company	4,522,451	—	—	4,522,451
Total Short-Term Investments	25,146,324	—	—	25,146,324
Total Investments in Securities	$ 564,050,303	$ —	$ —	$ 564,050,303

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP T. Rowe Price Equity Income Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.3%
Convertible Bond 0.3%
Insurance 0.3%
AXA SA
7.25%, due 5/15/21 (a)	$ 1,180,000	$ 1,661,587
Total Long-Term Bonds (Cost $1,180,246)		1,661,587

	Shares
Common Stocks 96.1%
Aerospace & Defense 2.8%
Boeing Co. (The) (b)	26,889	6,849,166
L3Harris Technologies, Inc.	40,493	8,207,121
		15,056,287
Air Freight & Logistics 2.1%
United Parcel Service, Inc., Class B	66,973	11,384,740
Airlines 0.4%
Alaska Air Group, Inc.	17,542	1,214,082
Southwest Airlines Co.	14,934	911,870
		2,125,952
Auto Components 0.0% ‡
Magna International, Inc.	2,600	228,904
Automobiles 0.2%
General Motors Co.	16,975	975,383
Banks 7.7%
Bank of America Corp.	49,142	1,901,304
Citizens Financial Group, Inc.	34,300	1,514,345
Fifth Third Bancorp	235,760	8,829,212
JPMorgan Chase & Co.	36,089	5,493,828
PNC Financial Services Group, Inc. (The)	34,339	6,023,404
Wells Fargo & Co.	462,600	18,073,782
		41,835,875
Beverages 0.5%
Coca-Cola Co. (The)	55,472	2,923,929
Biotechnology 2.2%
AbbVie, Inc.	79,365	8,588,880
Biogen, Inc. (b)	5,300	1,482,675
Gilead Sciences, Inc.	30,045	1,941,809
		12,013,364

	Shares	Value
Common Stocks
Building Products 0.3%
Johnson Controls International plc	25,740	$ 1,535,906
Capital Markets 5.2%
Bank of New York Mellon Corp. (The)	52,500	2,482,725
Charles Schwab Corp. (The)	39,115	2,549,516
Franklin Resources, Inc.	48,961	1,449,245
Goldman Sachs Group, Inc. (The)	12,800	4,185,600
Morgan Stanley	116,351	9,035,819
Raymond James Financial, Inc.	29,857	3,659,274
State Street Corp.	55,466	4,659,699
		28,021,878
Chemicals 4.4%
Akzo Nobel NV	14,827	1,656,693
CF Industries Holdings, Inc.	199,376	9,047,683
DuPont de Nemours, Inc.	84,533	6,532,710
International Flavors & Fragrances, Inc.	41,855	5,843,376
PPG Industries, Inc.	6,422	964,970
		24,045,432
Commercial Services & Supplies 0.6%
Stericycle, Inc. (b)	52,164	3,521,592
Communications Equipment 1.7%
Cisco Systems, Inc.	177,384	9,172,527
Containers & Packaging 1.7%
International Paper Co.	169,900	9,186,493
Diversified Financial Services 0.9%
Equitable Holdings, Inc.	150,580	4,911,920
Diversified Telecommunication Services 0.6%
AT&T, Inc.	56,137	1,699,267
Verizon Communications, Inc.	24,253	1,410,312
		3,109,579
Electric Utilities 3.9%
Edison International	49,636	2,908,670
Entergy Corp.	12,900	1,283,163
NextEra Energy, Inc.	41,758	3,157,322
Southern Co. (The)	218,496	13,581,711
		20,930,866
Electrical Equipment 0.3%
Emerson Electric Co.	18,806	1,696,677

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	11,800	$ 1,523,498
Energy Equipment & Services 0.5%
Halliburton Co.	129,932	2,788,341
Entertainment 1.0%
Walt Disney Co. (The) (b)	27,992	5,165,084
Equity Real Estate Investment Trusts 4.6%
Equity Residential	105,289	7,541,851
Rayonier, Inc.	129,129	4,164,410
SL Green Realty Corp.	24,207	1,694,248
Welltower, Inc.	21,750	1,557,953
Weyerhaeuser Co.	274,217	9,762,125
		24,720,587
Food & Staples Retailing 0.4%
Walmart, Inc.	15,132	2,055,380
Food Products 3.3%
Bunge Ltd.	19,670	1,559,241
Conagra Brands, Inc.	178,479	6,710,810
Mondelez International, Inc., Class A	5,963	349,014
Tyson Foods, Inc., Class A	125,999	9,361,726
		17,980,791
Health Care Equipment & Supplies 3.2%
Becton Dickinson and Co.	29,316	7,128,186
Medtronic plc	68,108	8,045,598
Zimmer Biomet Holdings, Inc.	14,739	2,359,419
		17,533,203
Health Care Providers & Services 2.9%
Anthem, Inc.	26,909	9,658,985
CVS Health Corp.	77,442	5,825,962
		15,484,947
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp.	86,791	5,273,421
McDonald's Corp.	4,600	1,031,044
		6,304,465
Household Products 1.1%
Kimberly-Clark Corp.	41,407	5,757,643
Industrial Conglomerates 3.0%
3M Co.	2,600	500,968

	Shares	Value
Common Stocks
Industrial Conglomerates
General Electric Co.	1,199,868	$ 15,754,267
		16,255,235
Insurance 8.3%
American International Group, Inc.	244,463	11,296,635
Chubb Ltd.	67,226	10,619,691
Hartford Financial Services Group, Inc. (The)	5,100	340,629
Loews Corp.	154,627	7,929,273
Marsh & McLennan Cos., Inc.	11,012	1,341,262
MetLife, Inc.	198,517	12,067,848
Willis Towers Watson plc	4,842	1,108,237
		44,703,575
Leisure Products 0.7%
Mattel, Inc. (b)	186,665	3,718,367
Machinery 2.0%
Caterpillar, Inc.	16,064	3,724,760
Cummins, Inc.	2,121	549,572
Flowserve Corp.	11,435	443,792
PACCAR, Inc.	22,889	2,126,846
Snap-on, Inc.	17,489	4,035,412
		10,880,382
Media 3.9%
Comcast Corp., Class A	165,756	8,969,057
Fox Corp., Class B	111,051	3,879,012
News Corp., Class A	321,551	8,177,042
		21,025,111
Multiline Retail 0.9%
Kohl's Corp.	81,521	4,859,467
Multi-Utilities 3.7%
Ameren Corp.	45,875	3,732,390
NiSource, Inc.	348,728	8,407,832
Sempra Energy	59,887	7,939,819
		20,080,041
Oil, Gas & Consumable Fuels 5.9%
Chevron Corp.	15,149	1,587,464
ConocoPhillips	10,995	582,405
Enbridge, Inc.	27,149	988,223
EOG Resources, Inc.	74,934	5,434,963
Exxon Mobil Corp.	82,395	4,600,113
Hess Corp.	16,780	1,187,353
Occidental Petroleum Corp.	36,463	970,645
Targa Resources Corp.	66,711	2,118,074

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
TC Energy Corp.	90,657	$ 4,147,558
TOTAL SE	207,858	9,695,358
TOTAL SE, Sponsored ADR (c)	16,700	777,218
		32,089,374
Pharmaceuticals 3.5%
AstraZeneca plc ADR (c)	16,300	810,436
GlaxoSmithKline plc	49,432	877,733
GlaxoSmithKline plc, Sponsored ADR	14,608	521,359
Johnson & Johnson	41,794	6,868,844
Merck & Co., Inc.	23,811	1,835,590
Pfizer, Inc.	124,459	4,509,149
Sanofi	29,773	2,941,572
Sanofi, ADR	13,763	680,718
		19,045,401
Professional Services 0.8%
Nielsen Holdings plc	170,361	4,284,579
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials, Inc.	65,115	8,699,364
NXP Semiconductors NV	11,502	2,315,813
QUALCOMM, Inc.	97,802	12,967,567
Texas Instruments, Inc.	32,146	6,075,272
		30,058,016
Software 1.8%
Citrix Systems, Inc.	19,202	2,695,193
Microsoft Corp.	29,813	7,029,011
		9,724,204
Specialty Retail 0.3%
TJX Cos., Inc. (The)	26,559	1,756,878
Tobacco 1.7%
Altria Group, Inc.	38,016	1,944,898
Philip Morris International, Inc.	84,912	7,535,091
		9,479,989
Total Common Stocks (Cost $373,969,342)		519,951,862
Convertible Preferred Stocks 0.9%
Electric Utilities 0.7%
NextEra Energy, Inc.	33,097	1,639,295
Southern Co. (The)	45,068	2,295,313
		3,934,608

	Shares	Value
Convertible Preferred Stocks
Multi-Utilities 0.2%
Sempra Energy	8,631	$ 903,320
Total Convertible Preferred Stocks (Cost $4,734,708)		4,837,928
Preferred Stocks 1.7%
Automobiles 1.3%
Volkswagen AG ADR	253,550	7,107,007
Health Care Equipment & Supplies 0.4%
Becton Dickinson and Co.	40,288	2,164,271
Total Preferred Stocks (Cost $6,079,473)		9,271,278
Short-Term Investments 0.7%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	3,936,766	3,936,766
Total Affiliated Investment Company (Cost $3,936,766)		3,936,766
Unaffiliated Investment Company 0.0% ‡
BlackRock Liquidity FedFund, 0.06% (d)(e)	28,050	28,050
Total Unaffiliated Investment Company (Cost $28,050)		28,050
Total Short-Term Investments (Cost $3,964,816)		3,964,816
Total Investments (Cost $389,928,585)	99.7%	539,687,471
Other Assets, Less Liabilities	0.3	1,482,096
Net Assets	100.0%	$ 541,169,567

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $1,371,708; the total market value of collateral held by the Portfolio was $1,416,903. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,388,853. The Portfolio received cash collateral with a value of $28,050.
(d)	Current yield as of March 31, 2021.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bond
Convertible Bond	$ —	$ 1,661,587	$ —	$ 1,661,587
Common Stocks	519,951,862	—	—	519,951,862
Convertible Preferred Stocks	4,837,928	—	—	4,837,928
Preferred Stocks	9,271,278	—	—	9,271,278
Short-Term Investments
Affiliated Investment Company	3,936,766	—	—	3,936,766
Unaffiliated Investment Company	28,050	—	—	28,050
Total Short-Term Investments	3,964,816	—	—	3,964,816
Total Investments in Securities	$ 538,025,884	$ 1,661,587	$ —	$ 539,687,471

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio
Portfolio of Investments March 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.9%
Capital Markets 2.4%
Moody's Corp.	82,740	$ 24,706,991
Morgan Stanley	58,700	4,558,642
MSCI, Inc.	23,500	9,853,080
		39,118,713
Chemicals 1.2%
Linde plc	73,350	20,548,269
Commercial Services & Supplies 1.2%
Cintas Corp.	57,200	19,522,932
Containers & Packaging 1.1%
Ball Corp.	221,900	18,803,806
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	152,750	19,721,553
Entertainment 1.6%
Netflix, Inc. (a)	24,300	12,676,338
Walt Disney Co. (The) (a)	77,150	14,235,718
		26,912,056
Health Care Equipment & Supplies 3.4%
Align Technology, Inc. (a)	46,910	25,403,172
Edwards Lifesciences Corp. (a)	211,300	17,673,132
Insulet Corp. (a)	50,330	13,132,104
		56,208,408
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.	85,330	31,748,733
Health Care Technology 1.1%
Veeva Systems, Inc., Class A (a)	69,200	18,077,808
Hotels, Restaurants & Leisure 4.1%
Chipotle Mexican Grill, Inc. (a)	14,100	20,033,562
Hilton Worldwide Holdings, Inc. (a)	188,700	22,817,604
Starbucks Corp.	227,000	24,804,290
		67,655,456
Interactive Media & Services 12.1%
Alphabet, Inc. (a)
Class A	25,855	53,326,454
Class C	26,349	54,506,332

Bumble, Inc., Class A (a)	168,600	10,517,268
Facebook, Inc., Class A (a)	168,500	49,628,305
Pinterest, Inc., Class A (a)	202,500	14,991,075

	Shares	Value
Common Stocks
Interactive Media & Services

Snap, Inc., Class A (a)	318,500	$ 16,654,365
		199,623,799
Internet & Direct Marketing Retail 8.0%
Amazon.com, Inc. (a)	42,535	131,606,693
IT Services 14.3%
Mastercard, Inc., Class A	165,550	58,944,077
PayPal Holdings, Inc. (a)	169,350	41,124,954
Snowflake, Inc., Class A (a)	70,100	16,072,528
Square, Inc., Class A (a)	100,600	22,841,230
Visa, Inc., Class A	346,000	73,258,580
Wix.com Ltd. (a)	82,550	23,049,611
		235,290,980
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc.	197,490	25,108,879
Bio-Techne Corp.	22,600	8,631,618
IQVIA Holdings, Inc. (a)	133,650	25,813,161
		59,553,658
Personal Products 1.4%
Estee Lauder Cos., Inc. (The), Class A	79,350	23,078,948
Pharmaceuticals 1.6%
Zoetis, Inc.	171,350	26,984,198
Professional Services 0.8%
CoStar Group, Inc. (a)	16,485	13,548,857
Road & Rail 1.6%
Uber Technologies, Inc. (a)	483,050	26,331,055
Semiconductors & Semiconductor Equipment 5.6%
ASML Holding NV (Registered)	50,110	30,935,910
NVIDIA Corp.	82,050	43,808,956
Texas Instruments, Inc.	89,850	16,980,752
		91,725,618
Software 20.7%
ACV Auctions, Inc., Class A (a)	38,200	1,322,102
Adobe, Inc. (a)	110,750	52,647,227
Atlassian Corp. plc, Class A (a)	89,700	18,905,172
DocuSign, Inc. (a)	90,100	18,240,745
Intuit, Inc.	71,150	27,254,719
Microsoft Corp.	598,700	141,155,499
PTC, Inc. (a)	114,100	15,705,865

	Shares	Value
Common Stocks
Software
salesforce.com, Inc. (a)	71,930	$ 15,239,809
ServiceNow, Inc. (a)	65,850	32,932,244
Workday, Inc., Class A (a)	73,600	18,284,448
		341,687,830
Specialty Retail 0.3%
Carvana Co. (a)	21,800	5,720,320
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	750,500	91,673,575
Textiles, Apparel & Luxury Goods 4.1%
Lululemon Athletica, Inc. (a)	71,100	21,807,081
NIKE, Inc., Class B	339,750	45,149,377
		66,956,458
Total Common Stocks (Cost $1,026,421,844)		1,632,099,723
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	21,475,652	21,475,652
Total Short-Term Investment (Cost $21,475,652)		21,475,652
Total Investments (Cost $1,047,897,496)	100.2%	1,653,575,375
Other Assets, Less Liabilities	(0.2)	(2,959,065)
Net Assets	100.0%	$ 1,650,616,310

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,632,099,723	$ —	$ —	$ 1,632,099,723
Short-Term Investment
Affiliated Investment Company	21,475,652	—	—	21,475,652
Total Investments in Securities	$ 1,653,575,375	$ —	$ —	$ 1,653,575,375

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust
NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2021 (Unaudited)
SECURITIES VALUATION.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
The Board of Trustees of the MainStay VP Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Portfolio's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Portfolio. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Portfolio's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of March 31, 2021, is included at the end of the Portfolio of Investments.
The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolio's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolio's valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of March 31, 2021, are shown in the Portfolio of Investments.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Portfolios as of March 31, 2021 were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of March 31, 2021, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
MainStay VP MacKay High Yield Corporate Bond Portfolio
Asset Class	Fair Value at 3/31/21*	Valuation Technique	Unobservable Inputs	Inputs/Range
Corporate Bonds	3,285,360	Income Approach	Spread Adjustment	0.97%
Loan Assignments	4,930,944	Market Approach	Implied natural gas price	$2.00
Common Stocks	113	Market Approach	Ownership % of equity interest	16.56%-39.70%
	9,161,800	Income Approach	Rate of Return	14.00%
		Market Approach	EBITDA Multiple	6.5x-10.0x
	348,972	Market Approach	Discount Rate	50%
	2,428,637	Market Approach	EBITDA Multiple	5.75x
	0	Market Approach	Implied natural gas price	$2.00
Preferred Stock	8,485,390	Income Approach	Spread Adjustment	4.46%
	$28,641,216
* The table above does not include Level 3 investments that were valued by a broker. As of March 31, 2021, the value of these investments were $7,870,100. The inputs for these investments were not readily available or cannot be reasonably estimated.
A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Portfolio's investments, as shown in each Portfolio's respective accompanying Portfolio of Investments, was determined as of March 31, 2021, and can change at any time.
MainStay VP Conservative Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 14,322	$ —	$ (989)	$ 86	$ 671	$ 14,090	$ 62	$ —	590
IQ 500 International ETF	11,409	212	(630)	58	1,032	12,081	—	—	377
IQ Candriam ESG International Equity ETF	12,059	—	(567)	152	357	12,001	29	—	421
IQ Candriam ESG U.S. Equity ETF	19,112	141	(1,338)	258	635	18,808	58	—	556
IQ Chaikin U.S. Large Cap ETF	13,446	—	(1,099)	238	592	13,177	45	—	425
IQ Chaikin U.S. Small Cap ETF	6,251	—	(1,556)	438	632	5,765	12	—	167
IQ S&P High Yield Low Volatility Bond ETF	7,049	92	(20)	—	(134)	6,987	41	—	280
MainStay Epoch Capital Growth Fund Class I	2,548	43	(196)	17	95	2,507	—	—	171
MainStay Epoch International Choice Fund Class I	7,627	—	(701)	62	139	7,127	—	—	176
MainStay Epoch U.S. All Cap Fund Class R6	12,942	—	(1,483)	290	1,211	12,960	—	—	380
MainStay MacKay Short Duration High Yield Fund Class I	53,201	4,063	(1,738)	3	340	55,869	804	—	5,692
MainStay MAP Equity Fund Class I	14,991	—	(1,498)	314	973	14,780	—	—	290
MainStay Short Term Bond Fund Class I	—	3,544	(36)	—	(20)	3,488	14	—	354
MainStay U.S. Government Liquidity Fund	22,830	92,755	(59,180)	—	—	56,405	1	—	56,405
MainStay VP Bond Portfolio Initial Class	49,624	252	(5,782)	618	(2,097)	42,615	—	—	2,865
MainStay VP Emerging Markets Equity Portfolio Initial Class	11,057	347	(1,440)	376	143	10,483	—	—	875
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	11,941	—	(755)	69	890	12,145	—	—	742
MainStay VP Floating Rate Portfolio Initial Class	21,199	3,738	(655)	(19)	92	24,355	185	—	2,752
MainStay VP Indexed Bond Portfolio Initial Class	280,683	1,695	(31,345)	3,521	(13,002)	241,552	—	—	22,282
MainStay VP MacKay Growth Portfolio Initial Class	5,992	229	(560)	160	31	5,852	—	—	145
MainStay VP MacKay International Equity Portfolio Initial Class	8,073	—	(1,868)	331	(235)	6,301	—	—	338
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	9,783	—	(1,350)	(9)	1,171	9,595	—	—	611
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	37,381	—	(2,419)	1,015	1,219	37,196	—	—	491
MainStay VP MacKay Small Cap Core Portfolio Initial Class	6,717	—	(1,480)	375	665	6,277	—	—	463
MainStay VP PIMCO Real Return Portfolio Initial Class	7,078	43	(47)	3	(107)	6,970	—	—	747
MainStay VP Small Cap Growth Portfolio Initial Class	16,155	923	(3,010)	1,257	(759)	14,566	—	—	783
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	10,147	—	(1,237)	73	1,235	10,218	—	—	780
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	22,519	793	(1,747)	496	(260)	21,801	—	—	660
Mainstay WMC International Research Equity Fund Class I	6,116	1,082	(469)	(93)	325	6,961	—	—	908
	$ 702,252	$ 109,952	$ (125,195)	$ 10,089	$ (4,166)	$ 692,932	$ 1,251	$ —	101,728

MainStay VP CBRE Global Infrastructure Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 303	$ 1,557	$ (1,665)	$ —	$ —	$ 195	$ —(a)	$ —	195

(a)	Less than $500.

MainStay VP Emerging Markets Equity Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,098	$ 36,080	$ (38,031)	$ —	$ —	$ 147	$ —(a)	$ —	147

(a)	Less than $500.

MainStay VP Epoch U.S. Equity Yield Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 21,984	$ 61,770	$ (58,426)	$ —	$ —	$ 25,328	$ —(a)	$ —	25,328

(a)	Less than $500.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,834	$ 94,517	$ (93,664)	$ —	$ —	$ 20,687	$ —(a)	$ —	20,687

(a)	Less than $500.

MainStay VP Floating Rate Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I Class I	$ 2,454	$ —	$ —	$ —	$ (4)	$ 2,450	$ 32	$ —	437

MainStay VP Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 23,239	$ —	$ (122)	$ 13	$ 1,233	$ 24,363	$ 18	$ —	1,019
IQ 500 International ETF	50,814	—	(3,364)	523	4,318	52,291	554	—	1,634
IQ Candriam ESG International Equity ETF	17,844	5,976	—	—	801	24,621	38	—	864
IQ Candriam ESG U.S. Equity ETF	69,281	9,094	—	—	3,357	81,732	(72)	—	2,417
IQ Chaikin U.S. Large Cap ETF	46,551	22	(101)	17	2,937	49,426	17	—	1,595
IQ Chaikin U.S. Small Cap ETF	8,540	4	(32)	5	1,555	10,072	21	—	292
MainStay Epoch Capital Growth Fund Class I	4,052	—	(60)	7	172	4,171	—	—	284
MainStay Epoch International Choice Fund Class I	46,636	—	(4,217)	1,239	1	43,659	—	—	1,080
MainStay Epoch U.S. All Cap Fund Class R6	44,574	—	(191)	38	5,349	49,770	—	—	1,459
MainStay MAP Equity Fund Class I	81,922	—	(9,703)	1,677	5,446	79,342	—	—	1,555
MainStay U.S. Government Liquidity Fund	28,141	94,148	(92,122)	—	—	30,167	—	—	30,167
MainStay VP Emerging Markets Equity Portfolio Initial Class	66,393	—	(8,864)	2,858	380	60,767	—	—	5,072
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	67,585	—	(5,954)	78	5,334	67,043	—	—	4,095
MainStay VP MacKay Growth Portfolio Initial Class	35,564	—	(4,995)	1,132	51	31,752	—	—	787
MainStay VP MacKay International Equity Portfolio Initial Class	38,142	—	(245)	66	318	38,281	—	—	2,056
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	50,281	—	(9,102)	1,304	4,653	47,136	—	—	3,004
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	146,224	302	(1,051)	282	8,682	154,439	—	—	2,038
MainStay VP MacKay Small Cap Core Portfolio Initial Class	32,259	—	(9,491)	621	4,469	27,858	—	—	2,054
MainStay VP Small Cap Growth Portfolio Initial Class	69,758	—	(12,558)	3,028	(728)	59,500	—	—	3,199
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	60,492	—	(9,490)	(674)	8,457	58,785	—	—	4,487
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	102,494	—	(1,777)	590	334	101,641	—	—	3,077
Mainstay WMC International Research Equity Fund Class I	41,274	—	(2,570)	(433)	2,127	40,398	—	—	5,271
	$ 1,132,060	$ 109,546	$ (176,009)	$ 12,371	$ 59,246	$ 1,137,214	$ 576	$ —	77,505

MainStay VP Income Builder Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 25,926	$ 56,128	$ (70,635)	$ —	$ —	$ 11,419	$ —(a)	$ —	11,419

(a)	Less than $500.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,176	$ 6,345	$ (9,322)	$ —	$ —	$ 1,199	$ —(a)	$ —	1,199

(a)	Less than $500.

MainStay VP Janus Henderson Balanced Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 33,485	$ 106,209	$ (91,814)	$ —	$ —	$ 47,880	$ 1	$ —	47,880

MainStay VP MacKay Common Stock Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,314	$ 21,196	$ (22,355)	$ —	$ —	$ 1,155	$ —(a)	$ —	1,155

(a)	Less than $500.

MainStay VP MacKay Convertible Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 163,347	$ 519,982	$ (523,586)	$ —	$ —	$ 159,743	$ 3	$ —	159,743

MainStay VP MacKay Government Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 12,052	$ 85,161	$ (88,002)	$ —	$ —	$ 9,211	$ —(a)	$ —	9,211

(a)	Less than $500.

MainStay VP MacKay Growth Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 32	$ 8,392	$ (8,402)	$ —	$ —	$ 22	$ —(a)	$ —	22

(a)	Less than $500.

MainStay VP MacKay International Equity Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 622	$ 20,145	$ (20,630)	$ —	$ —	$ 137	$ —(a)	$ —	137

(a)	Less than $500.

MainStay VP MacKay Mid Cap Core Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 18,511	$ (18,455)	$ —	$ —	$ 56	$ —(a)	$ —	56

(a)	Less than $500.

MainStay VP MacKay S&P 500 Index Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,897	$ 35,922	$ (37,746)	$ —	$ —	$ 73	$ —(a)	$ —	73

(a)	Less than $500.

MainStay VP MacKay Small Cap Core Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 31,873	$ (31,835)	$ —	$ —	$ 38	$ —(a)	$ —	38

(a)	Less than $500.

MainStay VP MacKay Unconstrained Bond Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 63,644	$ 95,132	$ (107,470)	$ —	$ —	$ 51,306	$ 1	$ —	51,306

MainStay VP Mellon Natural Resources Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,065	$ 23,745	$ (24,810)	$ 1,065	$ —	$ —	$ —(a)	$ —	—

(a)	Less than $500.

MainStay VP Moderate Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 24,322	$ —	$ (1,932)	$ 216	$ 1,092	$ 23,698	$ 105	$ —	992
IQ 500 International ETF	30,000	—	(3,297)	384	2,449	29,536	—	—	923
IQ Candriam ESG International Equity ETF	19,430	2,635	(198)	59	728	22,654	55	—	795
IQ Candriam ESG U.S. Equity ETF	36,733	3,049	—	—	1,770	41,552	129	—	1,229
IQ Chaikin U.S. Large Cap ETF	35,922	—	(4,715)	1,045	1,179	33,431	115	—	1,079
IQ Chaikin U.S. Small Cap ETF	10,445	5,884	—	—	1,921	18,250	39	—	529
IQ S&P High Yield Low Volatility Bond ETF	10,834	174	(54)	1	(209)	10,746	64	—	431
MainStay Epoch Capital Growth Fund Class I	3,917	—	(117)	16	157	3,973	—	—	271
MainStay Epoch International Choice Fund Class I	25,145	—	(4,049)	571	98	21,765	—	—	539
MainStay Epoch U.S. All Cap Fund Class R6	35,599	—	(7,586)	1,876	2,100	31,989	—	—	937
MainStay MacKay Short Duration High Yield Fund Class I	54,503	5,907	(1,681)	2	342	59,073	651	—	6,019
MainStay MAP Equity Fund Class I	40,635	—	(7,629)	1,323	2,061	36,390	—	—	713
MainStay Short Term Bond Fund Class I	—	5,501	(118)	—	(30)	5,353	13	—	544
MainStay U.S. Government Liquidity Fund	35,517	154,216	(105,029)	—	—	84,704	1	—	84,704
MainStay VP Bond Portfolio Initial Class	51,927	—	(8,858)	500	(1,994)	41,575	—	—	2,795
MainStay VP Emerging Markets Equity Portfolio Initial Class	32,779	—	(5,607)	1,181	438	28,791	—	—	2,403
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	36,333	—	(5,850)	(19)	2,764	33,228	—	—	2,029
MainStay VP Floating Rate Portfolio Initial Class	5,429	5,554	(280)	(3)	—	10,700	65	—	1,209
MainStay VP Indexed Bond Portfolio Initial Class	293,707	—	(48,635)	5,625	(15,242)	235,455	—	—	21,719
MainStay VP MacKay Growth Portfolio Initial Class	18,846	—	(4,887)	1,083	(441)	14,601	—	—	362
MainStay VP MacKay International Equity Portfolio Initial Class	10,397	2,564	—	—	85	13,046	—	—	701
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	31,932	—	(7,823)	1,671	2,027	27,807	—	—	1,772
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	71,458	—	(2,948)	810	3,549	72,869	—	—	961
MainStay VP MacKay Small Cap Core Portfolio Initial Class	15,554	413	—	—	2,420	18,387	—	—	1,356
MainStay VP PIMCO Real Return Portfolio Initial Class	10,893	30	(28)	2	(163)	10,734	—	—	1,151
MainStay VP Small Cap Growth Portfolio Initial Class	33,784	4,458	(471)	144	531	38,446	—	—	2,067
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	31,943	—	(7,372)	(511)	4,407	28,467	—	—	2,173
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	55,366	—	(6,555)	2,214	(1,538)	49,487	—	—	1,498
Mainstay WMC International Research Equity Fund Class I	21,815	—	(2,032)	(492)	1,387	20,678	—	—	2,698
	$ 1,085,165	$ 190,385	$ (237,751)	$ 17,698	$ 11,888	$ 1,067,385	$ 1,237	$ —	144,597

MainStay VP Moderate Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 41,263	$ —	$ (403)	$ 31	$ 2,180	$ 43,071	$ 190	$ —	1,802
IQ 500 International ETF	70,393	—	(6,088)	1,109	5,618	71,032	—	—	2,219
IQ Candriam ESG International Equity ETF	24,894	5,115	—	—	1,012	31,021	76	—	1,088
IQ Candriam ESG U.S. Equity ETF	71,473	16,893	—	—	3,520	91,886	286	—	2,718
IQ Chaikin U.S. Large Cap ETF	74,711	—	(1,846)	422	4,315	77,602	267	—	2,504
IQ Chaikin U.S. Small Cap ETF	17,245	369	—	—	3,145	20,759	45	—	601
IQ S&P High Yield Low Volatility Bond ETF	18,024	450	(66)	—	(350)	18,058	108	—	724
MainStay Epoch Capital Growth Fund Class I	6,518	—	(175)	36	253	6,632	—	—	452
MainStay Epoch International Choice Fund Class I	63,234	—	(7,300)	2,166	(474)	57,626	—	—	1,426
MainStay Epoch U.S. All Cap Fund Class R6	71,349	—	(6,304)	1,258	7,210	73,513	—	—	2,154
MainStay MacKay Short Duration High Yield Fund Class I	90,674	11,008	(2,971)	3	564	99,278	1,092	—	10,115
MainStay MAP Equity Fund Class I	90,137	—	(12,036)	3,568	4,114	85,783	—	—	1,681
MainStay Short Term Bond Fund Class I	—	9,258	(200)	(1)	(51)	9,006	22	—	915
MainStay U.S. Government Liquidity Fund	49,196	260,860	(172,777)	—	—	137,279	1	—	137,279
MainStay VP Bond Portfolio Initial Class	32,398	—	(15,552)	1,254	(1,978)	16,122	—	—	1,084
MainStay VP Emerging Markets Equity Portfolio Initial Class	79,737	(1)	(10,856)	2,382	1,485	72,747	—	—	6,072
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	82,128	—	(8,086)	(40)	6,490	80,492	—	—	4,916
MainStay VP Floating Rate Portfolio Initial Class	9,032	9,444	(483)	(2)	(4)	17,987	108	—	2,033
MainStay VP Indexed Bond Portfolio Initial Class	183,242	—	(87,204)	(649)	(4,125)	91,264	—	—	8,418
MainStay VP MacKay Growth Portfolio Initial Class	38,429	—	(7,084)	1,580	(301)	32,624	—	—	809
MainStay VP MacKay International Equity Portfolio Initial Class	29,531	—	(84)	22	274	29,743	—	—	1,598
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	67,461	—	(12,312)	1,651	6,250	63,050	—	—	4,018
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	148,274	—	(3,883)	1,072	7,999	153,462	—	—	2,025
MainStay VP MacKay Small Cap Core Portfolio Initial Class	60,390	—	(12,494)	934	8,617	57,447	—	—	4,236
MainStay VP PIMCO Real Return Portfolio Initial Class	18,122	278	(82)	6	(276)	18,048	—	—	1,935
MainStay VP Small Cap Growth Portfolio Initial Class	121,943	—	(23,217)	9,914	(5,879)	102,761	—	—	5,525
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	71,125	—	(11,800)	(46)	9,022	68,301	—	—	5,213
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	122,219	(1)	(9,952)	2,749	(1,356)	113,659	—	—	3,440
Mainstay WMC International Research Equity Fund Class I	55,766	—	(3,230)	(639)	2,931	54,828	—	—	7,154
	$ 1,808,908	$ 313,673	$ (416,485)	$ 28,780	$ 60,205	$ 1,795,081	$ 2,195	$ —	224,154

MainStay VP PIMCO Real Return Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,440	$ 42,194	$ (38,061)	$ —	$ —	$ 5,573	$ —(a)	$ —	5,573

(a)	Less than $500.

MainStay VP Small Cap Growth Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,588	$ 84,019	$ (72,983)	$ —	$ —	$ 20,624	$ —(a)	$ —	20,624

(a)	Less than $500.

MainStay VP T. Rowe Price Equity Income Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,433	$ 52,098	$ (52,594)	$ —	$ —	$ 3,937	$ —(a)	$ —	3,937

(a)	Less than $500.

MainStay VP Winslow Large Cap Growth Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 14,908	$ 86,082	$ (79,514)	$ —	$ —	$ 21,476	$ —(a)	$ —	21,476

(a)	Less than $500.